American General

Life Companies

Variable Separate Account

American General Life Insurance Company

2021

Annual Report

December 31, 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and the Contract Owners of Variable Separate Account.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the sub-accounts of Variable Separate Account indicated in the table below as of December 31, 2021, and the related statements of operations and changes in net assets for each of the two years in the period then ended or each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of Variable Separate Account as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the two years in the period then ended or each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

American Funds IS American High-Income Trust Class 3	American Funds IS Asset Allocation Fund Class 2	American Funds IS Asset Allocation Fund Class 3
American Funds IS Capital Income Builder Class 4	American Funds IS Global Growth Fund Class 2	American Funds IS Growth Fund Class 2
American Funds IS Growth Fund Class 3	American Funds IS Growth-Income Fund Class 2	American Funds IS Growth-Income Fund Class 3
American Funds IS International Fund Class 3	American Funds IS U.S. Government Securities Fund Class 3	American Funds IS Ultra-Short Bond Fund Class 3
AST SA BlackRock Multi-Asset Income Portfolio Class 1 (8)(12)	AST SA BlackRock Multi-Asset Income Portfolio Class 3 (8)(12)	AST SA PGI Asset Allocation Portfolio Class 1 (2) (12)
AST SA PGI Asset Allocation Portfolio Class 2 (2) (12)	AST SA PGI Asset Allocation Portfolio Class 3 (2) (12)	BlackRock 60/40 Target Allocation ETF V.I. Fund Class III
BlackRock Global Allocation V.I. Fund Class III	Columbia VP Asset Allocation Fund Class 1 (9)(12)	Columbia VP Dividend Opportunity Fund Class 1
Columbia VP Emerging Markets Bond Fund Class 2	Columbia VP Income Opportunities Fund Class 1	Columbia VP Large Cap Growth Fund Class 1
Columbia VP Limited Duration Credit Fund Class 2	Columbia VP Loomis Sayles Growth Fund Class 1	Columbia VP Mid Cap Growth Opportunity Fund Class 1
Columbia VP Overseas Core Fund Class 2	Columbia VP Small Company Growth Fund Class 1	Delaware Ivy VIP Asset Strategy Class II
FTVIP Franklin Allocation VIP Fund Class 1	FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Income VIP Fund Class 1
FTVIP Franklin Income VIP Fund Class 2	FTVIP Franklin Strategic Income VIP Fund Class 2	Goldman Sachs VIT Government Money Market Fund Institutional Shares
Goldman Sachs VIT Government Money Market Fund Service Shares	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	Goldman Sachs VIT Trend Driven Allocation Fund Service Shares
Invesco V.I. American Franchise Fund Series I	Invesco V.I. American Franchise Fund Series II	Invesco V.I. Balanced-Risk Allocation Fund Series II
Invesco V.I. Comstock Fund Series I	Invesco V.I. Comstock Fund Series II	Invesco V.I. Growth and Income Fund Series I
Invesco V.I. Growth and Income Fund Series II	Lord Abbett Bond Debenture Portfolio Class VC	Lord Abbett Fundamental Equity Portfolio Class VC
Lord Abbett Growth and Income Portfolio Class VC	Lord Abbett Mid Cap Stock Portfolio Class VC	Lord Abbett Short Duration Income Portfolio Class VC

PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, TX 77002

T: (713) 356 4000, F: (713) 356 4717, www.pwc.com/us

Morgan Stanley VIF Global Infrastructure Portfolio Class II	Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	PIMCO All Asset Portfolio Advisor Class
PIMCO Dynamic Bond Portfolio Advisor Class	PIMCO Emerging Markets Bond Portfolio Advisor Class	PIMCO Emerging Markets Bond Portfolio Institutional Class (1)
PIMCO Total Return Portfolio Advisor Class	PIMCO Total Return Portfolio Institutional Class	PVC Core Plus Bond Account Class 1
PVC Diversified International Account Class 1	PVC Equity Income Account Class 1	PVC Equity Income Account Class 2
PVC Government & High Quality Bond Account Class 1	PVC Large Cap Growth Account I Class 1	PVC MidCap Account Class 1
PVC MidCap Account Class 2	PVC Principal Capital Appreciation Account Class 1	PVC Principal Capital Appreciation Account Class 2
PVC Real Estate Securities Account Class 1	PVC Real Estate Securities Account Class 2	PVC SAM Balanced Portfolio Class 1
PVC SAM Balanced Portfolio Class 2	PVC SAM Conservative Balanced Portfolio Class 1	PVC SAM Conservative Balanced Portfolio Class 2
PVC SAM Conservative Growth Portfolio Class 1	PVC SAM Conservative Growth Portfolio Class 2	PVC SAM Flexible Income Portfolio Class 1
PVC SAM Flexible Income Portfolio Class 2	PVC SAM Strategic Growth Portfolio Class 1	PVC SAM Strategic Growth Portfolio Class 2
PVC Short-Term Income Account Class 1	PVC SmallCap Account Class 1	PVC SmallCap Account Class 2
SAST SA AB Growth Portfolio Class 1	SAST SA AB Growth Portfolio Class 2	SAST SA AB Growth Portfolio Class 3
SAST SA AB Small & Mid Cap Value Portfolio Class 1	SAST SA AB Small & Mid Cap Value Portfolio Class 2	SAST SA AB Small & Mid Cap Value Portfolio Class 3
SAST SA American Funds Asset Allocation Portfolio Class 1	SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA American Funds Global Growth Portfolio Class 1
SAST SA American Funds Global Growth Portfolio Class 3	SAST SA American Funds Growth Portfolio Class 1	SAST SA American Funds Growth Portfolio Class 3
SAST SA American Funds Growth-Income Portfolio Class 1	SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA American Funds VCP Managed Allocation Portfolio Class 1
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1 (1)	SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3 (10)
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA Columbia Technology Portfolio Class 1 (7) (12)
SAST SA Columbia Technology Portfolio Class 2 (7) (12)	SAST SA Columbia Technology Portfolio Class 3 (7) (12)	SAST SA DFA Ultra Short Bond Portfolio Class 1
SAST SA DFA Ultra Short Bond Portfolio Class 2	SAST SA DFA Ultra Short Bond Portfolio Class 3	SAST SA Emerging Markets Equity Index Portfolio Class 1
SAST SA Emerging Markets Equity Index Portfolio Class 3	SAST SA Federated Hermes Corporate Bond Portfolio Class 1	SAST SA Federated Hermes Corporate Bond Portfolio Class 2
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3
SAST SA Fixed Income Index Portfolio Class 1	SAST SA Fixed Income Index Portfolio Class 3	SAST SA Fixed Income Intermediate Index Portfolio Class 1 (1)
SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	SAST SA Franklin Small Company Value Portfolio Class 1	SAST SA Franklin Small Company Value Portfolio Class 3
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3
SAST SA Franklin Tactical Opportunities Portfolio Class 1	SAST SA Franklin Tactical Opportunities Portfolio Class 3	SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 1
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	SAST SA Global Index Allocation 60/40 Portfolio Class 1	SAST SA Global Index Allocation 60/40 Portfolio Class 3
SAST SA Global Index Allocation 75/25 Portfolio Class 1	SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA Global Index Allocation 90/10 Portfolio Class 1
SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA Goldman Sachs Global Bond Portfolio Class 1	SAST SA Goldman Sachs Global Bond Portfolio Class 2
SAST SA Goldman Sachs Global Bond Portfolio Class 3	SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3

SAST SA Index Allocation 60/40 Portfolio Class 1	SAST SA Index Allocation 60/40 Portfolio Class 3	SAST SA Index Allocation 80/20 Portfolio Class 1
SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA Index Allocation 90/10 Portfolio Class 1	SAST SA Index Allocation 90/10 Portfolio Class 3
SAST SA International Index Portfolio Class 1	SAST SA International Index Portfolio Class 3	SAST SA Invesco Growth Opportunities Portfolio Class 1
SAST SA Invesco Growth Opportunities Portfolio Class 2	SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA Invesco Main Street Large Cap Portfolio Class 1
SAST SA Invesco Main Street Large Cap Portfolio Class 2	SAST SA Invesco Main Street Large Cap Portfolio Class 3	SAST SA Invesco VCP Equity-Income Portfolio Class 1 (6) (12)
SAST SA Invesco VCP Equity-Income Portfolio Class 3 (6) (12)	SAST SA Janus Focused Growth Portfolio Class 1	SAST SA Janus Focused Growth Portfolio Class 2
SAST SA Janus Focused Growth Portfolio Class 3	SAST SA JPMorgan Diversified Balanced Portfolio Class 1	SAST SA JPMorgan Diversified Balanced Portfolio Class 2
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 1	SAST SA JPMorgan Emerging Markets Portfolio Class 2
SAST SA JPMorgan Emerging Markets Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 1	SAST SA JPMorgan Equity-Income Portfolio Class 2
SAST SA JPMorgan Equity-Income Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 1	SAST SA JPMorgan Global Equities Portfolio Class 2
SAST SA JPMorgan Global Equities Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 1	SAST SA JPMorgan MFS Core Bond Portfolio Class 2
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 1	SAST SA Large Cap Growth Index Portfolio Class 3
SAST SA Large Cap Index Portfolio Class 1	SAST SA Large Cap Index Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 1
SAST SA Large Cap Value Index Portfolio Class 3	SAST SA MFS Blue Chip Growth Portfolio Class 1	SAST SA MFS Blue Chip Growth Portfolio Class 2
SAST SA MFS Blue Chip Growth Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	SAST SA MFS Massachusetts Investors Trust Portfolio Class 2
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 1	SAST SA MFS Total Return Portfolio Class 2
SAST SA MFS Total Return Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 1	SAST SA Mid Cap Index Portfolio Class 3
SAST SA Morgan Stanley International Equities Portfolio Class 1	SAST SA Morgan Stanley International Equities Portfolio Class 2	SAST SA Morgan Stanley International Equities Portfolio Class 3
SAST SA PIMCO RAE International Value Portfolio Class 1	SAST SA PIMCO RAE International Value Portfolio Class 2	SAST SA PIMCO RAE International Value Portfolio Class 3
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 1
SAST SA PineBridge High-Yield Bond Portfolio Class 2	SAST SA PineBridge High-Yield Bond Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 1
SAST SA Putnam International Growth and Income Portfolio Class 2	SAST SA Putnam International Growth and Income Portfolio Class 3	SAST SA Schroders VCP Global Allocation Portfolio Class 1
SAST SA Schroders VCP Global Allocation Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 1	SAST SA Small Cap Index Portfolio Class 3
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 1	SAST SA VCP Dynamic Allocation Portfolio Class 3
SAST SA VCP Dynamic Strategy Portfolio Class 1	SAST SA VCP Dynamic Strategy Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 1
SAST SA VCP Index Allocation Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 1 (3) (7)	SAST SA Wellington Capital Appreciation Portfolio Class 2 (3) (7)
SAST SA Wellington Capital Appreciation Portfolio Class 3 (3) (7)	SAST SA Wellington Government and Quality Bond Portfolio Class 1 (4)	SAST SA Wellington Government and Quality Bond Portfolio Class 2 (4)
SAST SA Wellington Government and Quality Bond Portfolio Class 3 (4)	SAST SA Wellington Strategic Multi-Asset Portfolio Class 1 (5)	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3 (5)
SAST SA WellsCap Aggressive Growth Portfolio Class 1 (11) (12)	SAST SA WellsCap Aggressive Growth Portfolio Class 2 (11) (12)	SAST SA WellsCap Aggressive Growth Portfolio Class 3 (11) (12)

SST SA Allocation Balanced Portfolio Class 1	SST SA Allocation Balanced Portfolio Class 3	SST SA Allocation Growth Portfolio Class 1
SST SA Allocation Growth Portfolio Class 3	SST SA Allocation Moderate Growth Portfolio Class 1	SST SA Allocation Moderate Growth Portfolio Class 3
SST SA Allocation Moderate Portfolio Class 1	SST SA Allocation Moderate Portfolio Class 3	SST SA Columbia Focused Value Portfolio Class 3
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	SST SA Multi-Managed International Equity Portfolio Class 3	SST SA Multi-Managed Large Cap Growth Portfolio Class 3
SST SA Multi-Managed Large Cap Value Portfolio Class 3	SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	SST SA Multi-Managed Mid Cap Value Portfolio Class 3
SST SA Multi-Managed Small Cap Portfolio Class 3	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
SST SA T. Rowe Price Growth Stock Portfolio Class 3	SST SA Wellington Real Return Portfolio Class 1	SST SA Wellington Real Return Portfolio Class 3
VALIC Company I International Equities Index Fund	VALIC Company I International Socially Responsible Fund	VALIC Company I Mid Cap Index Fund
VALIC Company I Nasdaq-100 Index Fund	VALIC Company I Small Cap Index Fund	VALIC Company I Stock Index Fund

(1)	There is no respective statement of assets and liabilities and statement of operations and changes in net assets, since there was no activity for the periods presented.
(2)	The AST SA PGI Asset Allocation Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA JPMorgan Diversified Balanced Portfolio.
(3)	The AST SA Wellington Capital Appreciation Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA Wellington Capital Appreciation Portfolio, in operation for the period November 5, 2021 (commencement of operations) to December 31, 2021.
(4)	The AST SA Wellington Government and Quality Bond Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA Wellington Government and Quality Bond Portfolio, in operation for the period November 5, 2021 (commencement of operations) to December 31, 2021.
(5)	The AST SA Wellington Strategic Multi-Asset Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA Wellington Strategic Multi-Asset Portfolio, in operation for the period November 5, 2021 (commencement of operations) to December 31, 2021.
(6)	The SAST SA Invesco VCP Equity-Income Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to May 3, 2021 (cessation of operations) merged into the SAST SA VCP Dynamic Strategy Portfolio.
(7)	The SAST SA Columbia Technology Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA Wellington Capital Appreciation Portfolio, in operation for the period November 5, 2021 (commencement of operations) to December 31, 2021.
(8)	For the period January 1, 2020 to January 31, 2020 (cessation of operations).
(9)	For the period January 1, 2020 to April 24, 2020 (cessation of operations).
(10)	For the period October 13, 2020 (commencement of operations) to December 31, 2020 and January 1, 2021 to December 31, 2021.
(11)	The SAST SA WellsCap Aggressive Growth Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA JPMorgan Mid-Cap Growth Portfolio.
(12)	Where there was a cessation of operations, only a statement of operations and changes in net assets is included for the respective periods presented.

Basis for Opinions

These financial statements are the responsibility of American General Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of Variable Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of Variable Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

4

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the transfer agents of the investee mutual funds and the custodians. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas
April 25, 2022

We have served as the auditor of one or more of the sub-accounts of American General Life Insurance Company since at least 1994. We have not been able to determine the specific year we began serving as auditor.

5

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2021

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
American Funds IS American High-Income Trust Class 3	$10,355,316	$-	$10,355,316	$341,967	$10,013,349	$10,355,316
American Funds IS Asset Allocation Fund Class 2	59,927,723	-	59,927,723	547,010	59,380,713	59,927,723
American Funds IS Asset Allocation Fund Class 3	36,256,613	-	36,256,613	936,297	35,320,316	36,256,613
American Funds IS Capital Income Builder Class 4	3,068,555	-	3,068,555	-	3,068,555	3,068,555
American Funds IS Global Growth Fund Class 2	203,185,912	-	203,185,912	2,871,921	200,313,991	203,185,912
American Funds IS Growth Fund Class 2	381,387,819	16	381,387,835	5,690,097	375,697,738	381,387,835
American Funds IS Growth Fund Class 3	301,620,205	-	301,620,205	12,109,170	289,511,035	301,620,205
American Funds IS Growth-Income Fund Class 2	288,457,612	-	288,457,612	3,955,726	284,501,886	288,457,612
American Funds IS Growth-Income Fund Class 3	166,168,058	-	166,168,058	5,997,863	160,170,195	166,168,058
American Funds IS International Fund Class 3	21,070,826	-	21,070,826	627,053	20,443,773	21,070,826
American Funds IS U.S. Government Securities Fund Class 3	9,693,183	-	9,693,183	102,908	9,590,275	9,693,183
American Funds IS Ultra-Short Bond Fund Class 3	4,620,838	-	4,620,838	64,356	4,556,482	4,620,838
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	409,240	-	409,240	-	409,240	409,240
BlackRock Global Allocation V.I. Fund Class III	909,353	-	909,353	-	909,353	909,353
Columbia VP Dividend Opportunity Fund Class 1	1,830,331	-	1,830,331	-	1,830,331	1,830,331
Columbia VP Emerging Markets Bond Fund Class 2	85,769	-	85,769	-	85,769	85,769
Columbia VP Income Opportunities Fund Class 1	7,986,919	-	7,986,919	31,333	7,955,586	7,986,919
Columbia VP Large Cap Growth Fund Class 1	27,628,192	-	27,628,192	322,673	27,305,519	27,628,192
Columbia VP Limited Duration Credit Fund Class 2	395,857	-	395,857	-	395,857	395,857
Columbia VP Loomis Sayles Growth Fund Class 1	2,294,119	-	2,294,119	-	2,294,119	2,294,119
Columbia VP Mid Cap Growth Opportunity Fund Class 1	408,001	-	408,001	-	408,001	408,001
Columbia VP Overseas Core Fund Class 2	1,524,646	-	1,524,646	-	1,524,646	1,524,646
Columbia VP Small Company Growth Fund Class 1	992,810	-	992,810	-	992,810	992,810
Delaware Ivy VIP Asset Strategy Class II	380,069	-	380,069	-	380,069	380,069
FTVIP Franklin Allocation VIP Fund Class 1	16,786	-	16,786	-	16,786	16,786
FTVIP Franklin Allocation VIP Fund Class 2	40,939,689	-	40,939,689	14,689	40,925,000	40,939,689
FTVIP Franklin Income VIP Fund Class 1	1,284,343	-	1,284,343	-	1,284,343	1,284,343
FTVIP Franklin Income VIP Fund Class 2	131,253,224	-	131,253,224	172,451	131,080,773	131,253,224
FTVIP Franklin Strategic Income VIP Fund Class 2	1,087,844	-	1,087,844	-	1,087,844	1,087,844
Goldman Sachs VIT Government Money Market Fund Institutional Shares	9,137,517	-	9,137,517	392,775	8,744,742	9,137,517
Goldman Sachs VIT Government Money Market Fund Service Shares	217,567,229	-	217,567,229	201,411	217,365,818	217,567,229
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	512,147	-	512,147	-	512,147	512,147
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	15,444	-	15,444	-	15,444	15,444
Invesco V.I. American Franchise Fund Series I	68,054	-	68,054	-	68,054	68,054
Invesco V.I. American Franchise Fund Series II	99,674,218	-	99,674,218	204,882	99,469,336	99,674,218
Invesco V.I. Balanced-Risk Allocation Fund Series II	754,933	-	754,933	-	754,933	754,933
Invesco V.I. Comstock Fund Series I	234,842	-	234,842	-	234,842	234,842
Invesco V.I. Comstock Fund Series II	325,408,335	-	325,408,335	1,144,184	324,264,151	325,408,335
Invesco V.I. Growth and Income Fund Series I	1,197,253	-	1,197,253	-	1,197,253	1,197,253
Invesco V.I. Growth and Income Fund Series II	398,415,628	298	398,415,926	975,727	397,440,199	398,415,926
Lord Abbett Bond Debenture Portfolio Class VC	1,473,942	-	1,473,942	-	1,473,942	1,473,942
Lord Abbett Fundamental Equity Portfolio Class VC	156,392	-	156,392	-	156,392	156,392
Lord Abbett Growth and Income Portfolio Class VC	177,914,954	288	177,915,242	685,720	177,229,522	177,915,242
Lord Abbett Mid Cap Stock Portfolio Class VC	13,697,365	-	13,697,365	51,543	13,645,822	13,697,365
Lord Abbett Short Duration Income Portfolio Class VC	1,915,881	-	1,915,881	-	1,915,881	1,915,881
Morgan Stanley VIF Global Infrastructure Portfolio Class II	983,518	-	983,518	-	983,518	983,518
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	585,811	-	585,811	-	585,811	585,811
PIMCO All Asset Portfolio Advisor Class	76,417	-	76,417	-	76,417	76,417
PIMCO Dynamic Bond Portfolio Advisor Class	1,159,420	-	1,159,420	-	1,159,420	1,159,420
PIMCO Emerging Markets Bond Portfolio Advisor Class	2,294,447	-	2,294,447	-	2,294,447	2,294,447
PIMCO Total Return Portfolio Advisor Class	171,305,014	-	171,305,014	-	171,305,014	171,305,014
PIMCO Total Return Portfolio Institutional Class	805,561	-	805,561	-	805,561	805,561
PVC Core Plus Bond Account Class 1	4,461,991	-	4,461,991	49,648	4,412,343	4,461,991
PVC Diversified International Account Class 1	1,029,381	-	1,029,381	33,049	996,332	1,029,381
PVC Equity Income Account Class 1	11,478,756	-	11,478,756	90,986	11,387,770	11,478,756
PVC Equity Income Account Class 2	7,061,790	-	7,061,790	-	7,061,790	7,061,790
PVC Government & High Quality Bond Account Class 1	2,303,058	-	2,303,058	5,511	2,297,547	2,303,058
PVC Large Cap Growth Account I Class 1	1,650,371	-	1,650,371	-	1,650,371	1,650,371
PVC MidCap Account Class 1	2,254,926	-	2,254,926	6,999	2,247,927	2,254,926
PVC MidCap Account Class 2	733,254	-	733,254	-	733,254	733,254
PVC Principal Capital Appreciation Account Class 1	12,563,366	-	12,563,366	108,659	12,454,707	12,563,366
PVC Principal Capital Appreciation Account Class 2	2,426,676	-	2,426,676	-	2,426,676	2,426,676
PVC Real Estate Securities Account Class 1	532,224	-	532,224	-	532,224	532,224
PVC Real Estate Securities Account Class 2	273,243	-	273,243	-	273,243	273,243
PVC SAM Balanced Portfolio Class 1	26,944,579	-	26,944,579	9,252	26,935,327	26,944,579
PVC SAM Balanced Portfolio Class 2	24,902,391	-	24,902,391	32,314	24,870,077	24,902,391
PVC SAM Conservative Balanced Portfolio Class 1	2,545,781	-	2,545,781	78,592	2,467,189	2,545,781
PVC SAM Conservative Balanced Portfolio Class 2	2,610,010	-	2,610,010	139,719	2,470,291	2,610,010
PVC SAM Conservative Growth Portfolio Class 1	14,218,538	-	14,218,538	214,768	14,003,770	14,218,538
PVC SAM Conservative Growth Portfolio Class 2	13,967,600	-	13,967,600	665,593	13,302,007	13,967,600
The accompanying Notes to Financial Statements are an integral part of this statement.

3

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2021

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
PVC SAM Flexible Income Portfolio Class 1	$4,041,977	$-	$4,041,977	$21,413	$4,020,564	$4,041,977
PVC SAM Flexible Income Portfolio Class 2	4,413,468	-	4,413,468	44,863	4,368,605	4,413,468
PVC SAM Strategic Growth Portfolio Class 1	3,563,215	-	3,563,215	19,094	3,544,121	3,563,215
PVC SAM Strategic Growth Portfolio Class 2	6,460,162	-	6,460,162	-	6,460,162	6,460,162
PVC Short-Term Income Account Class 1	1,763,627	-	1,763,627	23,785	1,739,842	1,763,627
PVC SmallCap Account Class 1	628,926	-	628,926	1,668	627,258	628,926
PVC SmallCap Account Class 2	352,316	-	352,316	-	352,316	352,316
SST SA Allocation Balanced Portfolio Class 1	180,689	-	180,689	-	180,689	180,689
SST SA Allocation Balanced Portfolio Class 3	173,653,436	-	173,653,436	30,200	173,623,236	173,653,436
SST SA Allocation Growth Portfolio Class 1	979,000	-	979,000	-	979,000	979,000
SST SA Allocation Growth Portfolio Class 3	276,655,119	-	276,655,119	20,943	276,634,176	276,655,119
SST SA Allocation Moderate Growth Portfolio Class 1	276,599	-	276,599	-	276,599	276,599
SST SA Allocation Moderate Growth Portfolio Class 3	261,248,904	-	261,248,904	18,927	261,229,977	261,248,904
SST SA Allocation Moderate Portfolio Class 1	151,290	-	151,290	-	151,290	151,290
SST SA Allocation Moderate Portfolio Class 3	212,129,289	-	212,129,289	26,050	212,103,239	212,129,289
SST SA Columbia Focused Value Portfolio Class 3	146,360	-	146,360	-	146,360	146,360
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	182,236	-	182,236	-	182,236	182,236
SST SA Multi-Managed International Equity Portfolio Class 3	495,238	-	495,238	-	495,238	495,238
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	756,341	-	756,341	-	756,341	756,341
SST SA Multi-Managed Large Cap Value Portfolio Class 3	200,770	-	200,770	-	200,770	200,770
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	326,651	-	326,651	-	326,651	326,651
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	327,800	-	327,800	-	327,800	327,800
SST SA Multi-Managed Small Cap Portfolio Class 3	235,525	-	235,525	-	235,525	235,525
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	307,143	-	307,143	-	307,143	307,143
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	100,839,491	-	100,839,491	-	100,839,491	100,839,491
SST SA T. Rowe Price Growth Stock Portfolio Class 3	585,981	-	585,981	-	585,981	585,981
SST SA Wellington Real Return Portfolio Class 1	194,121	-	194,121	-	194,121	194,121
SST SA Wellington Real Return Portfolio Class 3	321,866,138	-	321,866,138	61,926	321,804,212	321,866,138
SAST SA AB Growth Portfolio Class 1	552,124,736	-	552,124,736	8,713,766	543,410,970	552,124,736
SAST SA AB Growth Portfolio Class 2	63,729,403	-	63,729,403	452,917	63,276,486	63,729,403
SAST SA AB Growth Portfolio Class 3	547,212,528	(94)	547,212,434	2,544,313	544,668,121	547,212,434
SAST SA AB Small & Mid Cap Value Portfolio Class 1	997,651	-	997,651	-	997,651	997,651
SAST SA AB Small & Mid Cap Value Portfolio Class 2	11,273,459	1,776	11,275,235	104,133	11,171,102	11,275,235
SAST SA AB Small & Mid Cap Value Portfolio Class 3	382,459,085	255	382,459,340	760,321	381,699,019	382,459,340
SAST SA American Funds Asset Allocation Portfolio Class 1	8,392,904	-	8,392,904	-	8,392,904	8,392,904
SAST SA American Funds Asset Allocation Portfolio Class 3	1,711,853,203	-	1,711,853,203	372,920	1,711,480,283	1,711,853,203
SAST SA American Funds Global Growth Portfolio Class 1	2,464,739	-	2,464,739	-	2,464,739	2,464,739
SAST SA American Funds Global Growth Portfolio Class 3	435,947,716	-	435,947,716	455,840	435,491,876	435,947,716
SAST SA American Funds Growth Portfolio Class 1	2,304,232	-	2,304,232	-	2,304,232	2,304,232
SAST SA American Funds Growth Portfolio Class 3	767,479,511	-	767,479,511	599,269	766,880,242	767,479,511
SAST SA American Funds Growth-Income Portfolio Class 1	1,981,618	-	1,981,618	-	1,981,618	1,981,618
SAST SA American Funds Growth-Income Portfolio Class 3	384,442,487	-	384,442,487	696,216	383,746,271	384,442,487
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	947,039	-	947,039	-	947,039	947,039
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	2,001,901,761	-	2,001,901,761	384,786	2,001,516,975	2,001,901,761
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	28,078,091	-	28,078,091	-	28,078,091	28,078,091
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	830,111	-	830,111	-	830,111	830,111
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	744,724,890	-	744,724,890	14,832	744,710,058	744,724,890
SAST SA DFA Ultra Short Bond Portfolio Class 1	23,523,686	-	23,523,686	1,158,298	22,365,388	23,523,686
SAST SA DFA Ultra Short Bond Portfolio Class 2	8,990,234	(107)	8,990,127	1,600,284	7,389,843	8,990,127
SAST SA DFA Ultra Short Bond Portfolio Class 3	172,700,500	-	172,700,500	4,025,359	168,675,141	172,700,500
SAST SA Emerging Markets Equity Index Portfolio Class 1	103,054	-	103,054	-	103,054	103,054
SAST SA Emerging Markets Equity Index Portfolio Class 3	11,167,585	-	11,167,585	-	11,167,585	11,167,585
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	49,281,795	-	49,281,795	586,035	48,695,760	49,281,795
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	15,232,347	(103)	15,232,244	388,983	14,843,261	15,232,244
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	810,235,746	(34)	810,235,712	667,830	809,567,882	810,235,712
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	694,866	-	694,866	-	694,866	694,866
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	8,474,707	-	8,474,707	-	8,474,707	8,474,707
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	20,746,998	-	20,746,998	398,975	20,348,023	20,746,998
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	4,659,985	-	4,659,985	6,355	4,653,630	4,659,985
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	165,080,127	187	165,080,314	329,350	164,750,964	165,080,314
SAST SA Fixed Income Index Portfolio Class 1	750	-	750	-	750	750
SAST SA Fixed Income Index Portfolio Class 3	65,185,453	-	65,185,453	61,073	65,124,380	65,185,453
SAST SA Fixed Income Intermediate Index Portfolio Class 3	31,311,043	-	31,311,043	35,159	31,275,884	31,311,043
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	321,179,462	-	321,179,462	4,275,089	316,904,373	321,179,462
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	45,968,272	3,313	45,971,585	476,721	45,494,864	45,971,585
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	386,641,244	-	386,641,244	1,063,365	385,577,879	386,641,244
The accompanying Notes to Financial Statements are an integral part of this statement.

4

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2021

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
SAST SA Franklin Small Company Value Portfolio Class 1	$46,018	$-	$46,018	$-	$46,018	$46,018
SAST SA Franklin Small Company Value Portfolio Class 3	163,153,298	126	163,153,424	62,131	163,091,293	163,153,424
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	27,512,124	-	27,512,124	331,503	27,180,621	27,512,124
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	5,953,628	-	5,953,628	133,570	5,820,058	5,953,628
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	183,312,506	-	183,312,506	17,109	183,295,397	183,312,506
SAST SA Franklin Tactical Opportunities Portfolio Class 1	41,245	-	41,245	-	41,245	41,245
SAST SA Franklin Tactical Opportunities Portfolio Class 3	68,742,945	-	68,742,945	-	68,742,945	68,742,945
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 1	20,029	-	20,029	-	20,029	20,029
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	5,286,453	-	5,286,453	-	5,286,453	5,286,453
SAST SA Global Index Allocation 60/40 Portfolio Class 1	100,030	-	100,030	-	100,030	100,030
SAST SA Global Index Allocation 60/40 Portfolio Class 3	65,253,076	-	65,253,076	-	65,253,076	65,253,076
SAST SA Global Index Allocation 75/25 Portfolio Class 1	119,095	-	119,095	-	119,095	119,095
SAST SA Global Index Allocation 75/25 Portfolio Class 3	65,543,601	-	65,543,601	-	65,543,601	65,543,601
SAST SA Global Index Allocation 90/10 Portfolio Class 1	4,255,242	-	4,255,242	-	4,255,242	4,255,242
SAST SA Global Index Allocation 90/10 Portfolio Class 3	242,687,504	-	242,687,504	-	242,687,504	242,687,504
SAST SA Goldman Sachs Global Bond Portfolio Class 1	16,525,915	-	16,525,915	138,128	16,387,787	16,525,915
SAST SA Goldman Sachs Global Bond Portfolio Class 2	3,961,222	-	3,961,222	75,892	3,885,330	3,961,222
SAST SA Goldman Sachs Global Bond Portfolio Class 3	231,293,179	-	231,293,179	166,098	231,127,081	231,293,179
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	7,891	-	7,891	-	7,891	7,891
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	29,651,190	-	29,651,190	-	29,651,190	29,651,190
SAST SA Index Allocation 60/40 Portfolio Class 1	770,268	-	770,268	-	770,268	770,268
SAST SA Index Allocation 60/40 Portfolio Class 3	182,446,537	-	182,446,537	49,349	182,397,188	182,446,537
SAST SA Index Allocation 80/20 Portfolio Class 1	2,356,668	-	2,356,668	-	2,356,668	2,356,668
SAST SA Index Allocation 80/20 Portfolio Class 3	356,799,103	-	356,799,103	621,947	356,177,156	356,799,103
SAST SA Index Allocation 90/10 Portfolio Class 1	6,952,109	-	6,952,109	-	6,952,109	6,952,109
SAST SA Index Allocation 90/10 Portfolio Class 3	1,013,852,694	-	1,013,852,694	57,891	1,013,794,803	1,013,852,694
SAST SA International Index Portfolio Class 1	1,257,427	-	1,257,427	-	1,257,427	1,257,427
SAST SA International Index Portfolio Class 3	15,815,366	-	15,815,366	-	15,815,366	15,815,366
SAST SA Invesco Growth Opportunities Portfolio Class 1	10,736,250	-	10,736,250	73,061	10,663,189	10,736,250
SAST SA Invesco Growth Opportunities Portfolio Class 2	3,758,687	-	3,758,687	89,681	3,669,006	3,758,687
SAST SA Invesco Growth Opportunities Portfolio Class 3	145,380,100	-	145,380,100	62,787	145,317,313	145,380,100
SAST SA Invesco Main Street Large Cap Portfolio Class 1	29,020,788	-	29,020,788	582,893	28,437,895	29,020,788
SAST SA Invesco Main Street Large Cap Portfolio Class 2	3,962,319	-	3,962,319	60,120	3,902,199	3,962,319
SAST SA Invesco Main Street Large Cap Portfolio Class 3	73,874,805	-	73,874,805	268,559	73,606,246	73,874,805
SAST SA Janus Focused Growth Portfolio Class 1	18,525,819	-	18,525,819	310,412	18,215,407	18,525,819
SAST SA Janus Focused Growth Portfolio Class 2	11,444,891	-	11,444,891	122,928	11,321,963	11,444,891
SAST SA Janus Focused Growth Portfolio Class 3	150,426,511	-	150,426,511	83,945	150,342,566	150,426,511
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	135,833,732	-	135,833,732	3,405,484	132,428,248	135,833,732
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	22,112,919	(265)	22,112,654	341,402	21,771,252	22,112,654
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	227,211,135	-	227,211,135	252,028	226,959,107	227,211,135
SAST SA JPMorgan Emerging Markets Portfolio Class 1	18,035,326	-	18,035,326	159,734	17,875,592	18,035,326
SAST SA JPMorgan Emerging Markets Portfolio Class 2	3,187,901	-	3,187,901	31,063	3,156,838	3,187,901
SAST SA JPMorgan Emerging Markets Portfolio Class 3	117,004,771	28	117,004,799	225,120	116,779,679	117,004,799
SAST SA JPMorgan Equity-Income Portfolio Class 1	129,882,470	-	129,882,470	1,929,048	127,953,422	129,882,470
SAST SA JPMorgan Equity-Income Portfolio Class 2	11,945,501	-	11,945,501	100,489	11,845,012	11,945,501
SAST SA JPMorgan Equity-Income Portfolio Class 3	195,974,711	-	195,974,711	449,199	195,525,512	195,974,711
SAST SA JPMorgan Global Equities Portfolio Class 1	39,692,292	-	39,692,292	443,721	39,248,571	39,692,292
SAST SA JPMorgan Global Equities Portfolio Class 2	3,425,290	-	3,425,290	54,405	3,370,885	3,425,290
SAST SA JPMorgan Global Equities Portfolio Class 3	42,978,340	-	42,978,340	76,604	42,901,736	42,978,340
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	39,357,534	-	39,357,534	252,125	39,105,409	39,357,534
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	7,451,186	-	7,451,186	96,663	7,354,523	7,451,186
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	693,118,719	-	693,118,719	217,653	692,901,066	693,118,719
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	89,475,907	-	89,475,907	1,770,266	87,705,641	89,475,907
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	22,144,133	-	22,144,133	60,419	22,083,714	22,144,133
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	319,929,845	-	319,929,845	325,206	319,604,639	319,929,845
SAST SA Large Cap Growth Index Portfolio Class 1	863,859	-	863,859	-	863,859	863,859
SAST SA Large Cap Growth Index Portfolio Class 3	27,535,439	-	27,535,439	19,154	27,516,285	27,535,439
SAST SA Large Cap Index Portfolio Class 1	4,535,010	-	4,535,010	-	4,535,010	4,535,010
SAST SA Large Cap Index Portfolio Class 3	61,565,300	-	61,565,300	60,725	61,504,575	61,565,300
SAST SA Large Cap Value Index Portfolio Class 1	626,627	-	626,627	-	626,627	626,627
SAST SA Large Cap Value Index Portfolio Class 3	26,239,547	-	26,239,547	18,251	26,221,296	26,239,547
SAST SA MFS Blue Chip Growth Portfolio Class 1	11,455,765	-	11,455,765	72,046	11,383,719	11,455,765
SAST SA MFS Blue Chip Growth Portfolio Class 2	3,990,196	-	3,990,196	-	3,990,196	3,990,196
SAST SA MFS Blue Chip Growth Portfolio Class 3	130,385,597	-	130,385,597	265,000	130,120,597	130,385,597
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	52,630,757	-	52,630,757	1,311,572	51,319,185	52,630,757
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	8,545,275	-	8,545,275	61,360	8,483,915	8,545,275
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	237,622,610	-	237,622,610	189,132	237,433,478	237,622,610
SAST SA MFS Total Return Portfolio Class 1	105,133,724	-	105,133,724	1,201,100	103,932,624	105,133,724
SAST SA MFS Total Return Portfolio Class 2	22,613,618	-	22,613,618	150,462	22,463,156	22,613,618
SAST SA MFS Total Return Portfolio Class 3	220,969,315	-	220,969,315	856,133	220,113,182	220,969,315
The accompanying Notes to Financial Statements are an integral part of this statement.

5

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2021

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
SAST SA Mid Cap Index Portfolio Class 1	$411,197	$-	$411,197	$-	$411,197	$411,197
SAST SA Mid Cap Index Portfolio Class 3	42,488,082	-	42,488,082	1,244	42,486,838	42,488,082
SAST SA Morgan Stanley International Equities Portfolio Class 1	25,549,281	-	25,549,281	388,515	25,160,766	25,549,281
SAST SA Morgan Stanley International Equities Portfolio Class 2	9,027,416	-	9,027,416	93,128	8,934,288	9,027,416
SAST SA Morgan Stanley International Equities Portfolio Class 3	116,005,575	62	116,005,637	121,740	115,883,897	116,005,637
SAST SA PIMCO RAE International Value Portfolio Class 1	97,402	-	97,402	-	97,402	97,402
SAST SA PIMCO RAE International Value Portfolio Class 2	9,671,895	-	9,671,895	105,067	9,566,828	9,671,895
SAST SA PIMCO RAE International Value Portfolio Class 3	317,011,546	-	317,011,546	364,121	316,647,425	317,011,546
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	67,227	-	67,227	-	67,227	67,227
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	1,142,793,787	-	1,142,793,787	134,049	1,142,659,738	1,142,793,787
SAST SA PineBridge High-Yield Bond Portfolio Class 1	30,855,246	-	30,855,246	348,588	30,506,658	30,855,246
SAST SA PineBridge High-Yield Bond Portfolio Class 2	6,689,950	310	6,690,260	130,731	6,559,529	6,690,260
SAST SA PineBridge High-Yield Bond Portfolio Class 3	91,850,041	-	91,850,041	268,124	91,581,917	91,850,041
SAST SA Putnam International Growth and Income Portfolio Class 1	21,259,331	-	21,259,331	254,196	21,005,135	21,259,331
SAST SA Putnam International Growth and Income Portfolio Class 2	4,486,388	-	4,486,388	16,322	4,470,066	4,486,388
SAST SA Putnam International Growth and Income Portfolio Class 3	91,552,947	144	91,553,091	144,577	91,408,514	91,553,091
SAST SA Schroders VCP Global Allocation Portfolio Class 1	290,293	-	290,293	-	290,293	290,293
SAST SA Schroders VCP Global Allocation Portfolio Class 3	527,290,201	-	527,290,201	12,989	527,277,212	527,290,201
SAST SA Small Cap Index Portfolio Class 1	605,128	-	605,128	-	605,128	605,128
SAST SA Small Cap Index Portfolio Class 3	39,157,430	-	39,157,430	-	39,157,430	39,157,430
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	368,631	-	368,631	-	368,631	368,631
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	422,992,290	-	422,992,290	-	422,992,290	422,992,290
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	303,938	-	303,938	-	303,938	303,938
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	1,436,183,196	-	1,436,183,196	141,768	1,436,041,428	1,436,183,196
SAST SA VCP Dynamic Allocation Portfolio Class 1	514,441	-	514,441	-	514,441	514,441
SAST SA VCP Dynamic Allocation Portfolio Class 3	8,368,908,213	-	8,368,908,213	1,795,325	8,367,112,888	8,368,908,213
SAST SA VCP Dynamic Strategy Portfolio Class 1	808,730	-	808,730	-	808,730	808,730
SAST SA VCP Dynamic Strategy Portfolio Class 3	6,460,368,886	-	6,460,368,886	997,088	6,459,371,798	6,460,368,886
SAST SA VCP Index Allocation Portfolio Class 1	345,048	-	345,048	-	345,048	345,048
SAST SA VCP Index Allocation Portfolio Class 3	450,837,287	-	450,837,287	16,767	450,820,520	450,837,287
SAST SA Wellington Capital Appreciation Portfolio Class 1	498,540,110	-	498,540,110	7,533,810	491,006,300	498,540,110
SAST SA Wellington Capital Appreciation Portfolio Class 2	66,097,019	(1,803)	66,095,216	1,255,209	64,840,007	66,095,216
SAST SA Wellington Capital Appreciation Portfolio Class 3	1,051,002,049	-	1,051,002,049	3,493,197	1,047,508,852	1,051,002,049
SAST SA Wellington Government and Quality Bond Portfolio Class 1	56,597,870	-	56,597,870	1,024,501	55,573,369	56,597,870
SAST SA Wellington Government and Quality Bond Portfolio Class 2	19,759,540	(189)	19,759,351	317,788	19,441,563	19,759,351
SAST SA Wellington Government and Quality Bond Portfolio Class 3	466,458,969	(96)	466,458,873	549,894	465,908,979	466,458,873
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	15,161,435	-	15,161,435	557,648	14,603,787	15,161,435
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	113,361,839	-	113,361,839	9,722	113,352,117	113,361,839
VALIC Company I International Equities Index Fund	4,925,820	-	4,925,820	-	4,925,820	4,925,820
VALIC Company I International Socially Responsible Fund	1,279,105	-	1,279,105	-	1,279,105	1,279,105
VALIC Company I Mid Cap Index Fund	5,003,626	-	5,003,626	-	5,003,626	5,003,626
VALIC Company I Nasdaq-100 Index Fund	4,701,317	-	4,701,317	-	4,701,317	4,701,317
VALIC Company I Small Cap Index Fund	3,673,749	-	3,673,749	-	3,673,749	3,673,749
VALIC Company I Stock Index Fund	14,866,009	-	14,866,009	-	14,866,009	14,866,009
The accompanying Notes to Financial Statements are an integral part of this statement.

6

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2021

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
American Funds IS American High-Income Trust Class 3	1,011,261	$10.24	$10,355,316	$10,288,353	1
American Funds IS Asset Allocation Fund Class 2	2,085,168	28.74	59,927,723	47,256,818	1
American Funds IS Asset Allocation Fund Class 3	1,245,076	29.12	36,256,613	27,904,539	1
American Funds IS Capital Income Builder Class 4	252,764	12.14	3,068,555	2,523,332	1
American Funds IS Global Growth Fund Class 2	4,521,271	44.94	203,185,912	128,808,245	1
American Funds IS Growth Fund Class 2	3,020,176	126.28	381,387,819	237,227,420	1
American Funds IS Growth Fund Class 3	2,343,956	128.68	301,620,205	182,344,039	1
American Funds IS Growth-Income Fund Class 2	4,341,626	66.44	288,457,612	203,174,744	1
American Funds IS Growth-Income Fund Class 3	2,462,479	67.48	166,168,058	115,858,667	1
American Funds IS International Fund Class 3	925,783	22.76	21,070,826	17,803,287	1
American Funds IS U.S. Government Securities Fund Class 3	828,477	11.70	9,693,183	10,329,095	1
American Funds IS Ultra-Short Bond Fund Class 3	417,420	11.07	4,620,838	4,647,829	1
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	29,357	13.94	409,240	344,040	1
BlackRock Global Allocation V.I. Fund Class III	63,237	14.38	909,353	921,279	1
Columbia VP Dividend Opportunity Fund Class 1	48,473	37.76	1,830,331	723,692	1
Columbia VP Emerging Markets Bond Fund Class 2	9,163	9.36	85,769	91,611	1
Columbia VP Income Opportunities Fund Class 1	1,089,621	7.33	7,986,919	8,178,138	1
Columbia VP Large Cap Growth Fund Class 1	728,016	37.95	27,628,192	9,985,695	1
Columbia VP Limited Duration Credit Fund Class 2	40,435	9.79	395,857	401,568	1
Columbia VP Loomis Sayles Growth Fund Class 1	39,055	58.74	2,294,119	914,896	1
Columbia VP Mid Cap Growth Opportunity Fund Class 1	7,785	52.41	408,001	138,849	1
Columbia VP Overseas Core Fund Class 2	101,779	14.98	1,524,646	1,282,855	1
Columbia VP Small Company Growth Fund Class 1	40,706	24.39	992,810	765,582	1
Delaware Ivy VIP Asset Strategy Class II	37,303	10.19	380,069	336,485	1
FTVIP Franklin Allocation VIP Fund Class 1	2,788	6.02	16,786	16,315	1
FTVIP Franklin Allocation VIP Fund Class 2	6,869,075	5.96	40,939,689	40,692,857	1
FTVIP Franklin Income VIP Fund Class 1	73,517	17.47	1,284,343	1,198,360	1
FTVIP Franklin Income VIP Fund Class 2	7,831,338	16.76	131,253,224	118,293,055	1
FTVIP Franklin Strategic Income VIP Fund Class 2	106,339	10.23	1,087,844	1,119,145	1
Goldman Sachs VIT Government Money Market Fund Institutional Shares	9,137,517	1.00	9,137,517	9,137,517	1
Goldman Sachs VIT Government Money Market Fund Service Shares	217,567,229	1.00	217,567,229	217,567,235	1
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	52,636	9.73	512,147	479,328	1
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	1,201	12.86	15,444	15,075	1
Invesco V.I. American Franchise Fund Series I	768	88.63	68,054	70,989	1
Invesco V.I. American Franchise Fund Series II	1,200,316	83.04	99,674,218	94,444,256	1
Invesco V.I. Balanced-Risk Allocation Fund Series II	71,558	10.55	754,933	728,698	1
Invesco V.I. Comstock Fund Series I	11,109	21.14	234,842	198,827	1
Invesco V.I. Comstock Fund Series II	15,458,828	21.05	325,408,335	255,107,733	1
Invesco V.I. Growth and Income Fund Series I	50,517	23.70	1,197,253	966,641	1
Invesco V.I. Growth and Income Fund Series II	16,839,207	23.66	398,415,628	310,991,792	1
Lord Abbett Bond Debenture Portfolio Class VC	119,833	12.30	1,473,942	1,475,598	1
Lord Abbett Fundamental Equity Portfolio Class VC	7,777	20.11	156,392	123,610	1
Lord Abbett Growth and Income Portfolio Class VC	4,443,430	40.04	177,914,954	149,245,331	1
Lord Abbett Mid Cap Stock Portfolio Class VC	488,842	28.02	13,697,365	10,840,344	1
Lord Abbett Short Duration Income Portfolio Class VC	135,975	14.09	1,915,881	1,931,297	1
Morgan Stanley VIF Global Infrastructure Portfolio Class II	118,926	8.27	983,518	906,850	1
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	51,432	11.39	585,811	497,533	1
PIMCO All Asset Portfolio Advisor Class	6,554	11.66	76,417	70,042	1
PIMCO Dynamic Bond Portfolio Advisor Class	112,347	10.32	1,159,420	1,163,212	1
PIMCO Emerging Markets Bond Portfolio Advisor Class	183,263	12.52	2,294,447	2,361,263	1
PIMCO Total Return Portfolio Advisor Class	15,920,540	10.76	171,305,014	178,208,969	1
PIMCO Total Return Portfolio Institutional Class	74,866	10.76	805,561	829,312	1
PVC Core Plus Bond Account Class 1	388,675	11.48	4,461,991	4,509,682	1
PVC Diversified International Account Class 1	53,697	19.17	1,029,381	576,948	1
PVC Equity Income Account Class 1	335,146	34.25	11,478,756	7,425,681	1
PVC Equity Income Account Class 2	208,497	33.87	7,061,790	4,226,253	1
PVC Government & High Quality Bond Account Class 1	242,939	9.48	2,303,058	2,420,509	1
PVC Large Cap Growth Account I Class 1	31,448	52.48	1,650,371	1,195,497	1
PVC MidCap Account Class 1	30,162	74.76	2,254,926	1,674,890	1
PVC MidCap Account Class 2	9,924	73.89	733,254	548,716	1
PVC Principal Capital Appreciation Account Class 1	300,057	41.87	12,563,366	7,546,408	1
PVC Principal Capital Appreciation Account Class 2	58,914	41.19	2,426,676	1,454,744	1
PVC Real Estate Securities Account Class 1	21,443	24.82	532,224	410,747	1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

7

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2021

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
PVC Real Estate Securities Account Class 2	10,991	$24.86	$273,243	$217,335	1
PVC SAM Balanced Portfolio Class 1	1,487,829	18.11	26,944,579	22,208,524	1
PVC SAM Balanced Portfolio Class 2	1,395,874	17.84	24,902,391	20,920,776	1
PVC SAM Conservative Balanced Portfolio Class 1	187,052	13.61	2,545,781	2,248,565	1
PVC SAM Conservative Balanced Portfolio Class 2	194,777	13.40	2,610,010	2,333,879	1
PVC SAM Conservative Growth Portfolio Class 1	572,866	24.82	14,218,538	10,226,427	1
PVC SAM Conservative Growth Portfolio Class 2	572,677	24.39	13,967,600	10,291,921	1
PVC SAM Flexible Income Portfolio Class 1	306,908	13.17	4,041,977	3,825,479	1
PVC SAM Flexible Income Portfolio Class 2	339,498	13.00	4,413,468	4,240,367	1
PVC SAM Strategic Growth Portfolio Class 1	126,850	28.09	3,563,215	2,499,871	1
PVC SAM Strategic Growth Portfolio Class 2	233,894	27.62	6,460,162	4,508,068	1
PVC Short-Term Income Account Class 1	697,086	2.53	1,763,627	1,780,343	1
PVC SmallCap Account Class 1	31,368	20.05	628,926	466,331	1
PVC SmallCap Account Class 2	17,678	19.93	352,316	263,293	1
SST SA Allocation Balanced Portfolio Class 1	16,337	11.06	180,689	173,268	1
SST SA Allocation Balanced Portfolio Class 3	15,686,851	11.07	173,653,436	164,929,719	1
SST SA Allocation Growth Portfolio Class 1	56,232	17.41	979,000	947,942	1
SST SA Allocation Growth Portfolio Class 3	15,982,387	17.31	276,655,119	236,986,879	1
SST SA Allocation Moderate Growth Portfolio Class 1	22,709	12.18	276,599	237,721	1
SST SA Allocation Moderate Growth Portfolio Class 3	21,519,679	12.14	261,248,904	239,502,052	1
SST SA Allocation Moderate Portfolio Class 1	12,607	12.00	151,290	131,505	1
SST SA Allocation Moderate Portfolio Class 3	17,736,563	11.96	212,129,289	197,672,555	1
SST SA Columbia Focused Value Portfolio Class 3	6,408	22.84	146,360	125,959	1
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	15,778	11.55	182,236	186,946	1
SST SA Multi-Managed International Equity Portfolio Class 3	49,573	9.99	495,238	443,682	1
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	48,546	15.58	756,341	789,913	1
SST SA Multi-Managed Large Cap Value Portfolio Class 3	11,652	17.23	200,770	182,843	1
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	19,374	16.86	326,651	333,801	1
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	16,623	19.72	327,800	273,357	1
SST SA Multi-Managed Small Cap Portfolio Class 3	17,408	13.53	235,525	222,139	1
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	20,476	15.00	307,143	258,663	1
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	6,749,631	14.94	100,839,491	84,949,305	1
SST SA T. Rowe Price Growth Stock Portfolio Class 3	22,881	25.61	585,981	545,091	1
SST SA Wellington Real Return Portfolio Class 1	18,792	10.33	194,121	190,681	1
SST SA Wellington Real Return Portfolio Class 3	31,493,751	10.22	321,866,138	309,947,534	1
SAST SA AB Growth Portfolio Class 1	7,395,188	74.66	552,124,736	343,561,208	1
SAST SA AB Growth Portfolio Class 2	866,713	73.53	63,729,403	40,734,209	1
SAST SA AB Growth Portfolio Class 3	7,594,900	72.05	547,212,528	390,926,602	1
SAST SA AB Small & Mid Cap Value Portfolio Class 1	49,511	20.15	997,651	797,952	1
SAST SA AB Small & Mid Cap Value Portfolio Class 2	560,033	20.13	11,273,459	8,885,922	1
SAST SA AB Small & Mid Cap Value Portfolio Class 3	19,199,753	19.92	382,459,085	263,793,969	1
SAST SA American Funds Asset Allocation Portfolio Class 1	450,505	18.63	8,392,904	7,070,182	1
SAST SA American Funds Asset Allocation Portfolio Class 3	92,332,967	18.54	1,711,853,203	1,387,145,941	1
SAST SA American Funds Global Growth Portfolio Class 1	174,063	14.16	2,464,739	2,411,480	1
SAST SA American Funds Global Growth Portfolio Class 3	30,787,268	14.16	435,947,716	355,854,066	1
SAST SA American Funds Growth Portfolio Class 1	120,640	19.10	2,304,232	1,940,321	1
SAST SA American Funds Growth Portfolio Class 3	40,308,798	19.04	767,479,511	564,432,726	1
SAST SA American Funds Growth-Income Portfolio Class 1	141,645	13.99	1,981,618	1,733,358	1
SAST SA American Funds Growth-Income Portfolio Class 3	27,617,995	13.92	384,442,487	321,138,902	1
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	54,459	17.39	947,039	884,904	1
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	115,583,243	17.32	2,001,901,761	1,580,389,726	1
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	1,637,206	17.15	28,078,091	28,006,633	1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	78,165	10.62	830,111	902,350	1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	70,190,847	10.61	744,724,890	765,747,568	1
SAST SA DFA Ultra Short Bond Portfolio Class 1	2,255,387	10.43	23,523,686	23,844,367	1
SAST SA DFA Ultra Short Bond Portfolio Class 2	873,686	10.29	8,990,234	9,136,831	1
SAST SA DFA Ultra Short Bond Portfolio Class 3	16,948,037	10.19	172,700,500	175,542,459	1
SAST SA Emerging Markets Equity Index Portfolio Class 1	6,208	16.60	103,054	96,197	1
SAST SA Emerging Markets Equity Index Portfolio Class 3	676,823	16.50	11,167,585	11,457,508	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	3,626,328	13.59	49,281,795	48,881,958	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	1,120,850	13.59	15,232,347	15,243,648	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	60,106,509	13.48	810,235,746	811,456,954	1
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	33,520	20.73	694,866	644,768	1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

8

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2021

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	410,397	$20.65	$8,474,707	$8,008,589	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	1,172,809	17.69	20,746,998	16,106,773	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	264,172	17.64	4,659,985	3,362,143	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	9,438,544	17.49	165,080,127	121,804,952	1
SAST SA Fixed Income Index Portfolio Class 1	69	10.80	750	749	1
SAST SA Fixed Income Index Portfolio Class 3	6,063,763	10.75	65,185,453	67,620,932	1
SAST SA Fixed Income Intermediate Index Portfolio Class 3	2,996,272	10.45	31,311,043	31,931,938	1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	13,354,655	24.05	321,179,462	264,188,245	1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	1,910,568	24.06	45,968,272	36,972,405	1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	16,191,007	23.88	386,641,244	307,048,737	1
SAST SA Franklin Small Company Value Portfolio Class 1	2,098	21.93	46,018	46,657	1
SAST SA Franklin Small Company Value Portfolio Class 3	7,539,432	21.64	163,153,298	139,182,964	1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	1,826,834	15.06	27,512,124	24,339,294	1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	396,380	15.02	5,953,628	5,391,923	1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	12,369,265	14.82	183,312,506	169,219,037	1
SAST SA Franklin Tactical Opportunities Portfolio Class 1	3,258	12.66	41,245	34,508	1
SAST SA Franklin Tactical Opportunities Portfolio Class 3	5,438,524	12.64	68,742,945	59,772,135	1
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 1	913	21.93	20,029	18,813	1
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	241,832	21.86	5,286,453	4,420,185	1
SAST SA Global Index Allocation 60/40 Portfolio Class 1	5,404	18.51	100,030	89,537	1
SAST SA Global Index Allocation 60/40 Portfolio Class 3	3,527,193	18.50	65,253,076	57,095,910	1
SAST SA Global Index Allocation 75/25 Portfolio Class 1	6,161	19.33	119,095	92,449	1
SAST SA Global Index Allocation 75/25 Portfolio Class 3	3,392,526	19.32	65,543,601	55,470,671	1
SAST SA Global Index Allocation 90/10 Portfolio Class 1	207,775	20.48	4,255,242	3,223,168	1
SAST SA Global Index Allocation 90/10 Portfolio Class 3	11,902,281	20.39	242,687,504	192,045,427	1
SAST SA Goldman Sachs Global Bond Portfolio Class 1	1,468,970	11.25	16,525,915	16,807,040	1
SAST SA Goldman Sachs Global Bond Portfolio Class 2	355,585	11.14	3,961,222	3,986,639	1
SAST SA Goldman Sachs Global Bond Portfolio Class 3	21,026,653	11.00	231,293,179	234,009,747	1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	683	11.56	7,891	7,171	1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	2,571,656	11.53	29,651,190	28,144,732	1
SAST SA Index Allocation 60/40 Portfolio Class 1	52,222	14.75	770,268	699,767	1
SAST SA Index Allocation 60/40 Portfolio Class 3	12,394,466	14.72	182,446,537	146,179,875	1
SAST SA Index Allocation 80/20 Portfolio Class 1	144,847	16.27	2,356,668	1,688,687	1
SAST SA Index Allocation 80/20 Portfolio Class 3	22,011,049	16.21	356,799,103	268,759,361	1
SAST SA Index Allocation 90/10 Portfolio Class 1	411,611	16.89	6,952,109	5,350,040	1
SAST SA Index Allocation 90/10 Portfolio Class 3	60,205,029	16.84	1,013,852,694	741,080,572	1
SAST SA International Index Portfolio Class 1	93,350	13.47	1,257,427	1,114,877	1
SAST SA International Index Portfolio Class 3	1,181,133	13.39	15,815,366	14,668,732	1
SAST SA Invesco Growth Opportunities Portfolio Class 1	923,946	11.62	10,736,250	9,196,260	1
SAST SA Invesco Growth Opportunities Portfolio Class 2	347,383	10.82	3,758,687	3,212,798	1
SAST SA Invesco Growth Opportunities Portfolio Class 3	14,059,971	10.34	145,380,100	128,064,380	1
SAST SA Invesco Main Street Large Cap Portfolio Class 1	1,007,666	28.80	29,020,788	17,567,970	1
SAST SA Invesco Main Street Large Cap Portfolio Class 2	137,581	28.80	3,962,319	2,670,409	1
SAST SA Invesco Main Street Large Cap Portfolio Class 3	2,581,230	28.62	73,874,805	55,968,007	1
SAST SA Janus Focused Growth Portfolio Class 1	771,588	24.01	18,525,819	11,865,902	1
SAST SA Janus Focused Growth Portfolio Class 2	493,314	23.20	11,444,891	6,586,673	1
SAST SA Janus Focused Growth Portfolio Class 3	6,656,040	22.60	150,426,511	110,831,293	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	6,146,323	22.10	135,833,732	134,269,441	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	1,003,764	22.03	22,112,919	21,499,461	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	10,379,677	21.89	227,211,135	211,883,733	1
SAST SA JPMorgan Emerging Markets Portfolio Class 1	1,849,777	9.75	18,035,326	15,157,290	1
SAST SA JPMorgan Emerging Markets Portfolio Class 2	328,650	9.70	3,187,901	2,701,548	1
SAST SA JPMorgan Emerging Markets Portfolio Class 3	12,175,314	9.61	117,004,771	99,244,149	1
SAST SA JPMorgan Equity-Income Portfolio Class 1	3,177,942	40.87	129,882,470	96,831,756	1
SAST SA JPMorgan Equity-Income Portfolio Class 2	292,710	40.81	11,945,501	9,669,487	1
SAST SA JPMorgan Equity-Income Portfolio Class 3	4,836,493	40.52	195,974,711	165,426,134	1
SAST SA JPMorgan Global Equities Portfolio Class 1	1,656,606	23.96	39,692,292	27,950,550	1
SAST SA JPMorgan Global Equities Portfolio Class 2	143,318	23.90	3,425,290	2,472,481	1
SAST SA JPMorgan Global Equities Portfolio Class 3	1,813,432	23.70	42,978,340	35,321,534	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	4,227,447	9.31	39,357,534	39,167,218	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	802,929	9.28	7,451,186	7,477,578	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	75,257,190	9.21	693,118,719	686,550,961	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	3,469,403	25.79	89,475,907	83,786,439	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	909,784	24.34	22,144,133	18,210,377	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	13,637,248	23.46	319,929,845	314,043,790	1
SAST SA Large Cap Growth Index Portfolio Class 1	28,882	29.91	863,859	575,698	1
* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.
The accompanying Notes to Financial Statements are an integral part of this statement.

9

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2021

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
SAST SA Large Cap Growth Index Portfolio Class 3	924,939	$29.77	$27,535,439	$22,074,023	1
SAST SA Large Cap Index Portfolio Class 1	121,354	37.37	4,535,010	3,746,001	1
SAST SA Large Cap Index Portfolio Class 3	1,654,092	37.22	61,565,300	50,097,168	1
SAST SA Large Cap Value Index Portfolio Class 1	31,808	19.70	626,627	559,699	1
SAST SA Large Cap Value Index Portfolio Class 3	1,338,070	19.61	26,239,547	23,554,879	1
SAST SA MFS Blue Chip Growth Portfolio Class 1	615,901	18.60	11,455,765	8,111,425	1
SAST SA MFS Blue Chip Growth Portfolio Class 2	215,686	18.50	3,990,196	2,766,941	1
SAST SA MFS Blue Chip Growth Portfolio Class 3	7,121,005	18.31	130,385,597	101,314,107	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	1,736,989	30.30	52,630,757	37,022,886	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	281,743	30.33	8,545,275	6,460,096	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	7,891,817	30.11	237,622,610	177,460,124	1
SAST SA MFS Total Return Portfolio Class 1	4,910,496	21.41	105,133,724	88,752,653	1
SAST SA MFS Total Return Portfolio Class 2	1,054,740	21.44	22,613,618	19,148,444	1
SAST SA MFS Total Return Portfolio Class 3	10,359,555	21.33	220,969,315	197,790,839	1
SAST SA Mid Cap Index Portfolio Class 1	26,342	15.61	411,197	376,877	1
SAST SA Mid Cap Index Portfolio Class 3	2,741,167	15.50	42,488,082	36,783,254	1
SAST SA Morgan Stanley International Equities Portfolio Class 1	2,249,056	11.36	25,549,281	21,207,743	1
SAST SA Morgan Stanley International Equities Portfolio Class 2	798,180	11.31	9,027,416	7,857,085	1
SAST SA Morgan Stanley International Equities Portfolio Class 3	10,284,182	11.28	116,005,575	100,599,714	1
SAST SA PIMCO RAE International Value Portfolio Class 1	6,653	14.64	97,402	89,502	1
SAST SA PIMCO RAE International Value Portfolio Class 2	660,198	14.65	9,671,895	9,747,205	1
SAST SA PIMCO RAE International Value Portfolio Class 3	21,698,258	14.61	317,011,546	308,704,031	1
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	6,265	10.73	67,227	72,353	1
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	107,607,701	10.62	1,142,793,787	1,167,114,076	1
SAST SA PineBridge High-Yield Bond Portfolio Class 1	5,509,865	5.60	30,855,246	30,581,820	1
SAST SA PineBridge High-Yield Bond Portfolio Class 2	1,194,634	5.60	6,689,950	6,755,982	1
SAST SA PineBridge High-Yield Bond Portfolio Class 3	16,549,557	5.55	91,850,041	90,905,640	1
SAST SA Putnam International Growth and Income Portfolio Class 1	1,859,959	11.43	21,259,331	17,856,069	1
SAST SA Putnam International Growth and Income Portfolio Class 2	390,121	11.50	4,486,388	3,235,437	1
SAST SA Putnam International Growth and Income Portfolio Class 3	7,981,948	11.47	91,552,947	65,167,575	1
SAST SA Schroders VCP Global Allocation Portfolio Class 1	22,966	12.64	290,293	252,344	1
SAST SA Schroders VCP Global Allocation Portfolio Class 3	41,782,108	12.62	527,290,201	462,597,808	1
SAST SA Small Cap Index Portfolio Class 1	40,181	15.06	605,128	604,026	1
SAST SA Small Cap Index Portfolio Class 3	2,617,475	14.96	39,157,430	35,865,534	1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	23,661	15.58	368,631	266,825	1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	27,184,594	15.56	422,992,290	327,902,507	1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	21,541	14.11	303,938	292,507	1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	101,929,255	14.09	1,436,183,196	1,216,785,389	1
SAST SA VCP Dynamic Allocation Portfolio Class 1	36,693	14.02	514,441	515,502	1
SAST SA VCP Dynamic Allocation Portfolio Class 3	597,352,478	14.01	8,368,908,213	7,631,345,744	1
SAST SA VCP Dynamic Strategy Portfolio Class 1	55,890	14.47	808,730	805,253	1
SAST SA VCP Dynamic Strategy Portfolio Class 3	446,775,165	14.46	6,460,368,886	5,870,549,605	1
SAST SA VCP Index Allocation Portfolio Class 1	27,494	12.55	345,048	344,851	1
SAST SA VCP Index Allocation Portfolio Class 3	35,866,133	12.57	450,837,287	395,076,867	1
SAST SA Wellington Capital Appreciation Portfolio Class 1	9,348,211	53.33	498,540,110	434,437,537	1
SAST SA Wellington Capital Appreciation Portfolio Class 2	1,361,702	48.54	66,097,019	60,208,756	1
SAST SA Wellington Capital Appreciation Portfolio Class 3	23,109,104	45.48	1,051,002,049	1,086,594,875	1
SAST SA Wellington Government and Quality Bond Portfolio Class 1	3,696,791	15.31	56,597,870	56,900,709	1
SAST SA Wellington Government and Quality Bond Portfolio Class 2	1,286,428	15.36	19,759,540	19,657,537	1
SAST SA Wellington Government and Quality Bond Portfolio Class 3	30,547,411	15.27	466,458,969	474,155,986	1
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	1,496,687	10.13	15,161,435	11,866,915	1
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	11,268,572	10.06	113,361,839	101,623,952	1
VALIC Company I International Equities Index Fund	582,248	8.46	4,925,820	3,926,124	1
VALIC Company I International Socially Responsible Fund	47,009	27.21	1,279,105	1,132,222	1
VALIC Company I Mid Cap Index Fund	153,110	32.68	5,003,626	3,914,678	1
VALIC Company I Nasdaq-100 Index Fund	164,095	28.65	4,701,317	2,627,168	1
VALIC Company I Small Cap Index Fund	157,401	23.34	3,673,749	3,083,127	1
VALIC Company I Stock Index Fund	247,437	60.08	14,866,009	9,625,414	1
* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.
The accompanying Notes to Financial Statements are an integral part of this statement.

10

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS American High-Income Trust Class 3	American Funds IS Asset Allocation Fund Class 2	American Funds IS Asset Allocation Fund Class 3	American Funds IS Capital Income Builder Class 4	American Funds IS Global Growth Fund Class 2
For the Year Ended December 31, 2021
From operations:
Dividends	$429,303	$904,540	$555,871	$75,638	$687,465
Mortality and expense risk and administrative charges	(134,251)	(921,926)	(454,968)	(34,909)	(3,228,192)
Net investment income (loss)	295,052	(17,386)	100,903	40,729	(2,540,727)
Net realized gain (loss)	168,745	3,145,999	974,588	82,922	12,672,206
Capital gain distribution from mutual funds	-	1,993,289	1,136,954	-	10,048,332
Change in unrealized appreciation (depreciation) of investments	242,800	2,360,847	2,218,992	263,941	7,978,050
Increase (decrease) in net assets from operations	706,597	7,482,749	4,431,437	387,592	28,157,861

From contract transactions:
Payments received from contract owners	1,200	1,129,405	498,129	4,000	1,722,776
Payments for contract benefits or terminations	(872,102)	(7,226,107)	(2,220,931)	(422,396)	(25,715,929)
Transfers between sub-accounts (including fixed account), net	590,676	367,561	917,980	72,354	(2,717,940)
Contract maintenance charges	(2,175)	(30,697)	(6,067)	(92)	(219,602)
Adjustments to net assets allocated to contracts in payout period	(3,455)	10,883	(44,340)	-	120,103
Increase (decrease) in net assets from contract transactions	(285,856)	(5,748,955)	(855,229)	(346,134)	(26,810,592)

Increase (decrease) in net assets	420,741	1,733,794	3,576,208	41,458	1,347,269
Net assets at beginning of period	9,934,575	58,193,929	32,680,405	3,027,097	201,838,643
Net assets at end of period	$10,355,316	$59,927,723	$36,256,613	$3,068,555	$203,185,912

Beginning units	81,361	1,664,820	303,529	250,888	3,068,491
Units issued	8,206	68,411	14,518	6,966	85,237
Units redeemed	(10,446)	(220,502)	(21,966)	(33,695)	(458,838)
Ending units	79,121	1,512,729	296,081	224,159	2,694,890

For the Year Ended December 31, 2020
From operations:
Dividends	$798,540	$900,527	$520,008	$71,955	$624,205
Mortality and expense risk and administrative charges	(120,932)	(846,135)	(401,784)	(30,579)	(2,787,568)
Net investment income (loss)	677,608	54,392	118,224	41,376	(2,163,363)
Net realized gain (loss)	(46,539)	2,808,259	1,332,561	195	8,369,270
Capital gain distribution from mutual funds	-	254,789	141,409	-	5,060,554
Change in unrealized appreciation (depreciation) of investments	(59,884)	2,318,675	1,593,368	17,962	34,489,073
Increase (decrease) in net assets from operations	571,185	5,436,115	3,185,562	59,533	45,755,534

From contract transactions:
Payments received from contract owners	59,083	693,925	129,510	16,177	1,061,086
Payments for contract benefits or terminations	(729,196)	(6,196,491)	(2,776,840)	(76,095)	(19,215,863)
Transfers between sub-accounts (including fixed account), net	77,448	1,120,013	(438,051)	36,188	(8,301,574)
Contract maintenance charges	(2,583)	(36,008)	(7,084)	(163)	(235,953)
Adjustments to net assets allocated to contracts in payout period	15,512	4,853	18,622	-	(45,456)
Increase (decrease) in net assets from contract transactions	(579,736)	(4,413,708)	(3,073,843)	(23,893)	(26,737,760)

Increase (decrease) in net assets	(8,551)	1,022,407	111,719	35,640	19,017,774
Net assets at beginning of period	9,943,126	57,171,522	32,568,686	2,991,457	182,820,869
Net assets at end of period	$9,934,575	$58,193,929	$32,680,405	$3,027,097	$201,838,643

Beginning units	86,755	1,809,711	335,951	255,292	3,570,927
Units issued	7,568	162,864	11,962	22,198	91,678
Units redeemed	(12,962)	(307,755)	(44,384)	(26,602)	(594,114)
Ending units	81,361	1,664,820	303,529	250,888	3,068,491

The accompanying Notes to Financial Statements are an integral part of this statement.

11

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS Growth Fund Class 2	American Funds IS Growth Fund Class 3	American Funds IS Growth- Income Fund Class 2	American Funds IS Growth- Income Fund Class 3	American Funds IS International Fund Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$802,265	$801,018	$3,131,526	$1,863,827	$545,523
Mortality and expense risk and administrative charges	(5,836,553)	(3,838,659)	(4,470,440)	(2,125,336)	(307,013)
Net investment income (loss)	(5,034,288)	(3,037,641)	(1,338,914)	(261,509)	238,510
Net realized gain (loss)	24,954,078	16,649,825	12,280,989	6,820,317	767,786
Capital gain distribution from mutual funds	47,651,946	36,740,290	2,806,811	1,578,023	-
Change in unrealized appreciation (depreciation) of investments	525,340	4,129,203	43,335,125	24,727,154	(1,546,596)
Increase (decrease) in net assets from operations	68,097,076	54,481,677	57,084,011	32,863,985	(540,300)

From contract transactions:
Payments received from contract owners	2,619,094	1,958,700	4,029,008	1,022,330	64,956
Payments for contract benefits or terminations	(40,256,439)	(30,362,252)	(37,272,189)	(19,296,385)	(2,655,063)
Transfers between sub-accounts (including fixed account), net	(5,709,922)	(3,700,598)	(10,113,355)	(2,360,066)	(526,820)
Contract maintenance charges	(297,497)	(37,624)	(227,440)	(30,442)	(4,354)
Adjustments to net assets allocated to contracts in payout period	488,480	502,671	207,226	221,036	16,615
Increase (decrease) in net assets from contract transactions	(43,156,284)	(31,639,103)	(43,376,750)	(20,443,527)	(3,104,666)

Increase (decrease) in net assets	24,940,792	22,842,574	13,707,261	12,420,458	(3,644,966)
Net assets at beginning of period	356,447,043	278,777,631	274,750,351	153,747,600	24,715,792
Net assets at end of period	$381,387,835	$301,620,205	$288,457,612	$166,168,058	$21,070,826

Beginning units	4,454,709	368,188	5,925,728	434,298	288,634
Units issued	160,600	7,054	187,449	11,136	4,201
Units redeemed	(647,412)	(44,625)	(1,021,362)	(62,575)	(39,989)
Ending units	3,967,897	330,617	5,091,815	382,859	252,846

For the Year Ended December 31, 2020
From operations:
Dividends	$936,708	$859,999	$3,411,940	$1,992,601	$156,818
Mortality and expense risk and administrative charges	(4,625,538)	(2,995,313)	(3,986,621)	(1,882,406)	(284,407)
Net investment income (loss)	(3,688,830)	(2,135,314)	(574,681)	110,195	(127,589)
Net realized gain (loss)	15,414,718	14,177,887	4,229,922	5,055,729	179,559
Capital gain distribution from mutual funds	7,033,631	5,432,529	6,817,410	3,797,695	-
Change in unrealized appreciation (depreciation) of investments	106,044,082	80,906,308	17,507,831	7,694,061	2,590,033
Increase (decrease) in net assets from operations	124,803,601	98,381,410	27,980,482	16,657,680	2,642,003

From contract transactions:
Payments received from contract owners	2,424,113	873,873	4,107,476	422,749	(684)
Payments for contract benefits or terminations	(28,964,754)	(23,341,828)	(32,779,405)	(13,826,645)	(1,994,994)
Transfers between sub-accounts (including fixed account), net	(19,249,888)	(10,906,881)	(4,339,802)	(6,294,652)	(633,981)
Contract maintenance charges	(302,223)	(39,618)	(245,525)	(33,884)	(5,088)
Adjustments to net assets allocated to contracts in payout period	(121,052)	296,968	(34,295)	385,694	(2,931)
Increase (decrease) in net assets from contract transactions	(46,213,804)	(33,117,486)	(33,291,551)	(19,346,738)	(2,637,678)

Increase (decrease) in net assets	78,589,797	65,263,924	(5,311,069)	(2,689,058)	4,325
Net assets at beginning of period	277,857,246	213,513,707	280,061,420	156,436,658	24,711,467
Net assets at end of period	$356,447,043	$278,777,631	$274,750,351	$153,747,600	$24,715,792

Beginning units	5,200,117	423,601	6,751,478	495,490	324,691
Units issued	208,832	6,838	346,203	12,496	5,188
Units redeemed	(954,240)	(62,251)	(1,171,953)	(73,688)	(41,245)
Ending units	4,454,709	368,188	5,925,728	434,298	288,634

The accompanying Notes to Financial Statements are an integral part of this statement.

12

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS U.S. Government Securities Fund Class 3	American Funds IS Ultra- Short Bond Fund Class 3	AST SA BlackRock Multi-Asset Income Portfolio Class 1	AST SA BlackRock Multi-Asset Income Portfolio Class 3	AST SA PGI Asset Allocation Portfolio Class 1
For the Year Ended December 31, 2021
From operations:
Dividends	$131,854	$-	$-	$-	$2,628,097
Mortality and expense risk and administrative charges	(128,066)	(58,001)	-	-	(1,120,763)
Net investment income (loss)	3,788	(58,001)	-	-	1,507,334
Net realized gain (loss)	(28,441)	(3,741)	-	-	3,303,230
Capital gain distribution from mutual funds	815,933	-	-	-	10,446,205
Change in unrealized appreciation (depreciation) of investments	(998,405)	(16,174)	-	-	(3,758,974)
Increase (decrease) in net assets from operations	(207,125)	(77,916)	-	-	11,497,795

From contract transactions:
Payments received from contract owners	-	7,000	-	-	603,256
Payments for contract benefits or terminations	(1,062,413)	(452,202)	-	-	(7,339,096)
Transfers between sub-accounts (including fixed account), net	657,581	842,044	-	-	(89,962,220)
Contract maintenance charges	(2,345)	(1,964)	-	-	(13,687)
Adjustments to net assets allocated to contracts in payout period	9,095	1,482	-	-	12,953
Increase (decrease) in net assets from contract transactions	(398,082)	396,360	-	-	(96,698,794)

Increase (decrease) in net assets	(605,207)	318,444	-	-	(85,200,999)
Net assets at beginning of period	10,298,390	4,302,394	-	-	85,200,999
Net assets at end of period	$9,693,183	$4,620,838	$-	$-	$-

Beginning units	226,242	219,773	-	-	1,600,216
Units issued	24,029	66,247	-	-	50,636
Units redeemed	(33,169)	(45,786)	-	-	(1,650,852)
Ending units	217,102	240,234	-	-	-

For the Year Ended December 31, 2020
From operations:
Dividends	$191,075	$8,276	$-	$-	$2,062,274
Mortality and expense risk and administrative charges	(131,339)	(50,832)	(14,980)	(55,941)	(1,239,953)
Net investment income (loss)	59,736	(42,556)	(14,980)	(55,941)	822,321
Net realized gain (loss)	92,333	(5,777)	(329,067)	2,046,577	182,851
Capital gain distribution from mutual funds	215,578	-	-	-	2,120,435
Change in unrealized appreciation (depreciation) of investments	411,500	821	318,379	(2,042,026)	3,030,306
Increase (decrease) in net assets from operations	779,147	(47,512)	(25,668)	(51,390)	6,155,913

From contract transactions:
Payments received from contract owners	1,100	7,000	-	47,304	1,094,243
Payments for contract benefits or terminations	(958,926)	(645,835)	(65,851)	(191,069)	(9,646,820)
Transfers between sub-accounts (including fixed account), net	1,650,012	1,833,913	(13,010,353)	(50,449,530)	(1,507,749)
Contract maintenance charges	(2,776)	(2,106)	(442)	(45,437)	(19,344)
Adjustments to net assets allocated to contracts in payout period	12,054	(28,444)	-	-	12,821
Increase (decrease) in net assets from contract transactions	701,464	1,164,528	(13,076,646)	(50,638,732)	(10,066,849)

Increase (decrease) in net assets	1,480,611	1,117,016	(13,102,314)	(50,690,122)	(3,910,936)
Net assets at beginning of period	8,817,779	3,185,378	13,102,314	50,690,122	89,111,935
Net assets at end of period	$10,298,390	$4,302,394	$-	$-	$85,200,999

Beginning units	210,176	160,843	284,474	4,023,577	1,811,572
Units issued	59,305	133,759	551	122,533	54,412
Units redeemed	(43,239)	(74,829)	(285,025)	(4,146,110)	(265,768)
Ending units	226,242	219,773	-	-	1,600,216

The accompanying Notes to Financial Statements are an integral part of this statement.

13

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	AST SA PGI Asset Allocation Portfolio Class 2	AST SA PGI Asset Allocation Portfolio Class 3	BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	BlackRock Global Allocation V.I. Fund Class III	Columbia VP Asset Allocation Fund Class 1
For the Year Ended December 31, 2021
From operations:
Dividends	$304,475	$1,159,547	$6,924	$7,892	$-
Mortality and expense risk and administrative charges	(149,776)	(525,940)	(5,929)	(13,115)	-
Net investment income (loss)	154,699	633,607	995	(5,223)	-
Net realized gain (loss)	863,762	1,948,249	87,523	133,148	-
Capital gain distribution from mutual funds	1,325,883	5,382,582	28,221	149,505	-
Change in unrealized appreciation (depreciation) of investments	(913,822)	(2,173,660)	(66,331)	(211,194)	-
Increase (decrease) in net assets from operations	1,430,522	5,790,778	50,408	66,236	-

From contract transactions:
Payments received from contract owners	377,062	1,185,592	-	2,000	-
Payments for contract benefits or terminations	(987,237)	(3,487,588)	(261,558)	(683,762)	-
Transfers between sub-accounts (including fixed account), net	(12,306,024)	(46,565,196)	38,278	30,872	-
Contract maintenance charges	(8,971)	(322,788)	(17)	(60)	-
Adjustments to net assets allocated to contracts in payout period	3,857	1,528	-	-	-
Increase (decrease) in net assets from contract transactions	(12,921,313)	(49,188,452)	(223,297)	(650,950)	-

Increase (decrease) in net assets	(11,490,791)	(43,397,674)	(172,889)	(584,714)	-
Net assets at beginning of period	11,490,791	43,397,674	582,129	1,494,067	-
Net assets at end of period	$-	$-	$409,240	$909,353	$-

Beginning units	224,818	1,574,827	40,807	107,285	-
Units issued	11,517	94,821	3,212	2,407	-
Units redeemed	(236,335)	(1,669,648)	(17,830)	(47,780)	-
Ending units	-	-	26,189	61,912	-

For the Year Ended December 31, 2020
From operations:
Dividends	$260,266	$958,482	$7,489	$17,091	$668
Mortality and expense risk and administrative charges	(173,323)	(584,608)	(6,056)	(26,426)	(2,529)
Net investment income (loss)	86,943	373,874	1,433	(9,335)	(1,861)
Net realized gain (loss)	(230,591)	(509,652)	8,349	143,784	52,568
Capital gain distribution from mutual funds	285,565	1,093,020	1,023	93,624	6,840
Change in unrealized appreciation (depreciation) of investments	686,257	2,367,715	53,149	109,072	(160,685)
Increase (decrease) in net assets from operations	828,174	3,324,957	63,954	337,145	(103,138)

From contract transactions:
Payments received from contract owners	146,764	1,868,997	-	1,250	-
Payments for contract benefits or terminations	(1,375,702)	(4,041,674)	(27,526)	(1,037,245)	(8,148)
Transfers between sub-accounts (including fixed account), net	14,715	(944,969)	18,818	(65,977)	(705,441)
Contract maintenance charges	(10,626)	(342,216)	(49)	(126)	(17)
Adjustments to net assets allocated to contracts in payout period	(160)	(2,245)	-	-	-
Increase (decrease) in net assets from contract transactions	(1,225,009)	(3,462,107)	(8,757)	(1,102,098)	(713,606)

Increase (decrease) in net assets	(396,835)	(137,150)	55,197	(764,953)	(816,744)
Net assets at beginning of period	11,887,626	43,534,824	526,932	2,259,020	816,744
Net assets at end of period	$11,490,791	$43,397,674	$582,129	$1,494,067	$-

Beginning units	250,948	1,681,940	41,833	194,319	38,460
Units issued	8,092	205,685	3,301	2,675	-
Units redeemed	(34,222)	(312,798)	(4,327)	(89,709)	(38,460)
Ending units	224,818	1,574,827	40,807	107,285	-
The accompanying Notes to Financial Statements are an integral part of this statement.

14

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Columbia VP Dividend Opportunity Fund Class 1	Columbia VP Emerging Markets Bond Fund Class 2	Columbia VP Income Opportunities Fund Class 1	Columbia VP Large Cap Growth Fund Class 1	Columbia VP Limited Duration Credit Fund Class 2
For the Year Ended December 31, 2021
From operations:
Dividends	$-	$3,161	$726,334	$-	$8,664
Mortality and expense risk and administrative charges	(28,590)	(948)	(130,025)	(439,936)	(5,069)
Net investment income (loss)	(28,590)	2,213	596,309	(439,936)	3,595
Net realized gain (loss)	182,902	(56)	(8,669)	3,474,029	8,479
Change in unrealized appreciation (depreciation) of investments	241,633	(5,269)	(365,276)	3,362,573	(21,716)
Increase (decrease) in net assets from operations	395,945	(3,112)	222,364	6,396,666	(9,642)

From contract transactions:
Payments received from contract owners	-	-	374	2,865	1,800
Payments for contract benefits or terminations	(153,267)	-	(782,330)	(2,501,274)	(54,978)
Transfers between sub-accounts (including fixed account), net	(109,704)	838	403,975	(1,934,199)	194,995
Contract maintenance charges	(2,186)	(12)	(30,056)	(55,286)	(25)
Adjustments to net assets allocated to contracts in payout period	-	-	1,078	26,339	-
Increase (decrease) in net assets from contract transactions	(265,157)	826	(406,959)	(4,461,555)	141,792

Increase (decrease) in net assets	130,788	(2,286)	(184,595)	1,935,111	132,150
Net assets at beginning of period	1,699,543	88,055	8,171,514	25,693,081	263,707
Net assets at end of period	$1,830,331	$85,769	$7,986,919	$27,628,192	$395,857

Beginning units	78,656	7,223	281,445	1,163,971	24,098
Units issued	494	71	19,865	25,543	36,943
Units redeemed	(10,990)	(2)	(33,581)	(201,386)	(23,899)
Ending units	68,160	7,292	267,729	988,128	37,142

For the Year Ended December 31, 2020
From operations:
Dividends	$-	$2,655	$374,829	$-	$6,378
Mortality and expense risk and administrative charges	(23,410)	(892)	(128,319)	(377,608)	(2,817)
Net investment income (loss)	(23,410)	1,763	246,510	(377,608)	3,561
Net realized gain (loss)	97,462	(83)	(206,593)	2,247,653	296
Change in unrealized appreciation (depreciation) of investments	(84,589)	3,269	145,920	4,790,405	7,180
Increase (decrease) in net assets from operations	(10,537)	4,949	185,837	6,660,450	11,037

From contract transactions:
Payments received from contract owners	-	-	410	2,124	-
Payments for contract benefits or terminations	(84,374)	-	(933,472)	(1,952,938)	(4,072)
Transfers between sub-accounts (including fixed account), net	63,608	370	(93,202)	(1,779,394)	4,188
Contract maintenance charges	(2,251)	(12)	(31,118)	(60,279)	(17)
Adjustments to net assets allocated to contracts in payout period	-	-	(1,074)	(10,887)	-
Increase (decrease) in net assets from contract transactions	(23,017)	358	(1,058,456)	(3,801,374)	99

Increase (decrease) in net assets	(33,554)	5,307	(872,619)	2,859,076	11,136
Net assets at beginning of period	1,733,097	82,748	9,044,133	22,834,005	252,571
Net assets at end of period	$1,699,543	$88,055	$8,171,514	$25,693,081	$263,707

Beginning units	79,850	7,194	324,107	1,371,329	24,093
Units issued	9,551	37	21,717	31,481	446
Units redeemed	(10,745)	(8)	(64,379)	(238,839)	(441)
Ending units	78,656	7,223	281,445	1,163,971	24,098

The accompanying Notes to Financial Statements are an integral part of this statement.

15

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Columbia VP Loomis Sayles Growth Fund Class 1	Columbia VP Mid Cap Growth Opportunity Fund Class 1	Columbia VP Overseas Core Fund Class 2	Columbia VP Small Company Growth Fund Class 1	Delaware Ivy VIP Asset Strategy Class II
For the Year Ended December 31, 2021
From operations:
Dividends	$-	$-	$17,299	$-	$5,881
Mortality and expense risk and administrative charges	(35,293)	(6,802)	(24,482)	(16,685)	(5,139)
Net investment income (loss)	(35,293)	(6,802)	(7,183)	(16,685)	742
Net realized gain (loss)	169,051	65,904	33,273	90,529	27,586
Capital gain distribution from mutual funds	-	-	32,921	173,738	38,381
Change in unrealized appreciation (depreciation) of investments	219,948	1,594	63,958	(286,776)	(29,544)
Increase (decrease) in net assets from operations	353,706	60,696	122,969	(39,194)	37,165

From contract transactions:
Payments for contract benefits or terminations	(158,112)	(81,447)	(167,806)	(78,476)	(125,785)
Transfers between sub-accounts (including fixed account), net	(55,477)	(3,686)	72,017	7,626	13,012
Contract maintenance charges	(1,836)	(78)	(1,784)	(254)	-
Increase (decrease) in net assets from contract transactions	(215,425)	(85,211)	(97,573)	(71,104)	(112,773)

Increase (decrease) in net assets	138,281	(24,515)	25,396	(110,298)	(75,608)
Net assets at beginning of period	2,155,838	432,516	1,499,250	1,103,108	455,677
Net assets at end of period	$2,294,119	$408,001	$1,524,646	$992,810	$380,069

Beginning units	97,285	12,882	114,046	20,767	35,867
Units issued	832	74	6,670	1,607	947
Units redeemed	(9,446)	(2,468)	(13,385)	(2,872)	(9,540)
Ending units	88,671	10,488	107,331	19,502	27,274

For the Year Ended December 31, 2020
From operations:
Dividends	$-	$-	$17,448	$-	$8,229
Mortality and expense risk and administrative charges	(29,763)	(6,060)	(19,081)	(14,141)	(4,672)
Net investment income (loss)	(29,763)	(6,060)	(1,633)	(14,141)	3,557
Net realized gain (loss)	127,318	54,868	(9,362)	122,634	578
Capital gain distribution from mutual funds	-	-	15,218	16,300	6,795
Change in unrealized appreciation (depreciation) of investments	416,324	60,712	126,106	384,725	38,286
Increase (decrease) in net assets from operations	513,879	109,520	130,329	509,518	49,216

From contract transactions:
Payments received from contract owners	-	-	-	-	1,250
Payments for contract benefits or terminations	(104,345)	(27,792)	(99,412)	(65,466)	(7,901)
Transfers between sub-accounts (including fixed account), net	(118,582)	(59,902)	178,637	(157,232)	1,385
Contract maintenance charges	(1,949)	(93)	(1,954)	(298)	(10)
Increase (decrease) in net assets from contract transactions	(224,876)	(87,787)	77,271	(222,996)	(5,276)

Increase (decrease) in net assets	289,003	21,733	207,600	286,522	43,940
Net assets at beginning of period	1,866,835	410,783	1,291,650	816,586	411,737
Net assets at end of period	$2,155,838	$432,516	$1,499,250	$1,103,108	$455,677

Beginning units	109,440	16,242	105,260	25,887	36,513
Units issued	766	270	23,704	1,052	862
Units redeemed	(12,921)	(3,630)	(14,918)	(6,172)	(1,508)
Ending units	97,285	12,882	114,046	20,767	35,867

The accompanying Notes to Financial Statements are an integral part of this statement.

16

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	FTVIP Franklin Allocation VIP Fund Class 1	FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Income VIP Fund Class 1	FTVIP Franklin Income VIP Fund Class 2	FTVIP Franklin Strategic Income VIP Fund Class 2
For the Year Ended December 31, 2021
From operations:
Dividends	$106	$687,447	$52,925	$5,902,852	$31,452
Mortality and expense risk and administrative charges	(39)	(600,552)	(6,175)	(1,853,010)	(12,296)
Net investment income (loss)	67	86,895	46,750	4,049,842	19,156
Net realized gain (loss)	1	(1,736,598)	430	398,235	(2,794)
Change in unrealized appreciation (depreciation) of investments	470	5,464,268	121,762	13,225,652	(8,233)
Increase (decrease) in net assets from operations	538	3,814,565	168,942	17,673,729	8,129

From contract transactions:
Payments received from contract owners	-	2,757,533	58,996	9,573,798	-
Payments for contract benefits or terminations	-	(4,796,462)	-	(15,810,826)	(43,060)
Transfers between sub-accounts (including fixed account), net	16,325	108,479	41,449	(345,672)	205,584
Contract maintenance charges	(77)	(341,259)	(726)	(989,716)	(34)
Adjustments to net assets allocated to contracts in payout period	-	485	-	(6,185)	-
Increase (decrease) in net assets from contract transactions	16,248	(2,271,224)	99,719	(7,578,601)	162,490

Increase (decrease) in net assets	16,786	1,543,341	268,661	10,095,128	170,619
Net assets at beginning of period	-	39,396,348	1,015,682	121,158,096	917,225
Net assets at end of period	$16,786	$40,939,689	$1,284,343	$131,253,224	$1,087,844

Beginning units	-	2,389,334	90,750	7,530,647	85,142
Units issued	1,251	280,120	8,017	983,352	19,165
Units redeemed	(3)	(417,782)	(157)	(1,441,251)	(4,239)
Ending units	1,248	2,251,672	98,610	7,072,748	100,068

For the Year Ended December 31, 2020
From operations:
Dividends	$-	$546,064	$49,120	$6,593,578	$38,465
Mortality and expense risk and administrative charges	-	(552,309)	(4,672)	(1,688,364)	(10,142)
Net investment income (loss)	-	(6,245)	44,448	4,905,214	28,323
Net realized gain (loss)	-	(1,904,701)	(525)	(2,513,725)	(18,364)
Capital gain distribution from mutual funds	-	9,729,575	663	93,396	-
Change in unrealized appreciation (depreciation) of investments	-	(4,296,638)	(35,234)	(3,316,612)	(13)
Increase (decrease) in net assets from operations	-	3,521,991	9,352	(831,727)	9,946

From contract transactions:
Payments received from contract owners	-	1,274,521	45,000	5,911,029	-
Payments for contract benefits or terminations	-	(4,329,960)	-	(13,088,467)	(30,806)
Transfers between sub-accounts (including fixed account), net	-	741,838	62,003	4,813,628	57,820
Contract maintenance charges	-	(305,652)	(311)	(846,965)	(65)
Adjustments to net assets allocated to contracts in payout period	-	-	-	1,957	-
Increase (decrease) in net assets from contract transactions	-	(2,619,253)	106,692	(3,208,818)	26,949

Increase (decrease) in net assets	-	902,738	116,044	(4,040,545)	36,895
Net assets at beginning of period	-	38,493,610	899,638	125,198,641	880,330
Net assets at end of period	$-	$39,396,348	$1,015,682	$121,158,096	$917,225

Beginning units	-	2,572,405	80,733	7,738,838	83,482
Units issued	-	267,776	10,047	1,311,259	12,224
Units redeemed	-	(450,847)	(30)	(1,519,450)	(10,564)
Ending units	-	2,389,334	90,750	7,530,647	85,142

The accompanying Notes to Financial Statements are an integral part of this statement.

17

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Goldman Sachs VIT Government Money Market Fund Institutional Shares	Goldman Sachs VIT Government Money Market Fund Service Shares	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	Invesco V.I. American Franchise Fund Series I
For the Year Ended December 31, 2021
From operations:
Dividends	$614	$13,614	$6,529	$-	$-
Mortality and expense risk and administrative charges	(137,371)	(2,987,828)	(6,509)	(576)	(148)
Net investment income (loss)	(136,757)	(2,974,214)	20	(576)	(148)
Net realized gain (loss)	-	-	11,902	10,979	21
Capital gain distribution from mutual funds	-	-	-	1,875	4,206
Change in unrealized appreciation (depreciation) of investments	-	-	9,139	(3,835)	(4,069)
Increase (decrease) in net assets from operations	(136,757)	(2,974,214)	21,061	8,443	10

From contract transactions:
Payments received from contract owners	224,781	47,519,014	1,500	-	50,000
Payments for contract benefits or terminations	(1,032,484)	(110,990,723)	(136,399)	(67,026)	-
Transfers between sub-accounts (including fixed account), net	(1,847,732)	27,814,702	4,204	(283)	9,001
Contract maintenance charges	(14,521)	(3,025,693)	(28)	(6)	(38)
Adjustments to net assets allocated to contracts in payout period	(2,663)	2,135	-	-	-
Increase (decrease) in net assets from contract transactions	(2,672,619)	(38,680,565)	(130,723)	(67,315)	58,963

Increase (decrease) in net assets	(2,809,376)	(41,654,779)	(109,662)	(58,872)	58,973
Net assets at beginning of period	11,946,893	259,222,008	621,809	74,316	9,081
Net assets at end of period	$9,137,517	$217,567,229	$512,147	$15,444	$68,054

Beginning units	1,201,353	26,453,917	63,076	6,317	517
Units issued	38,565	21,668,248	2,776	5	2,936
Units redeemed	(305,375)	(25,631,603)	(15,666)	(5,159)	(6)
Ending units	934,543	22,490,562	50,186	1,163	3,447

For the Year Ended December 31, 2020
From operations:
Dividends	$43,397	$348,112	$10,162	$170	$5
Mortality and expense risk and administrative charges	(154,292)	(2,835,787)	(8,152)	(665)	(31)
Net investment income (loss)	(110,895)	(2,487,675)	2,010	(495)	(26)
Net realized gain (loss)	-	(1)	(11,455)	96	2
Capital gain distribution from mutual funds	-	-	-	880	558
Change in unrealized appreciation (depreciation) of investments	-	-	39,287	1,247	1,134
Increase (decrease) in net assets from operations	(110,895)	(2,487,676)	29,842	1,728	1,668

From contract transactions:
Payments received from contract owners	1,742	53,543,558	11,201	-	7,413
Payments for contract benefits or terminations	(1,397,927)	(129,196,432)	(267,166)	(2,280)	-
Transfers between sub-accounts (including fixed account), net	12,061,243	253,532,706	1,996	12,278	-
Contract maintenance charges	(25,749)	(2,759,073)	(37)	(6)	-
Adjustments to net assets allocated to contracts in payout period	7,583	14	-	-	-
Increase (decrease) in net assets from contract transactions	10,646,892	175,120,773	(254,006)	9,992	7,413

Increase (decrease) in net assets	10,535,997	172,633,097	(224,164)	11,720	9,081
Net assets at beginning of period	1,410,896	86,588,911	845,973	62,596	-
Net assets at end of period	$11,946,893	$259,222,008	$621,809	$74,316	$9,081

Beginning units	136,994	8,749,130	90,328	5,480	-
Units issued	1,499,333	54,251,705	7,882	1,065	517
Units redeemed	(434,974)	(36,546,918)	(35,134)	(228)	-
Ending units	1,201,353	26,453,917	63,076	6,317	517

The accompanying Notes to Financial Statements are an integral part of this statement.

18

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Invesco V.I. American Franchise Fund Series II	Invesco V.I. Balanced-Risk Allocation Fund Series II	Invesco V.I. Comstock Fund Series I	Invesco V.I. Comstock Fund Series II	Invesco V.I. Growth and Income Fund Series I
For the Year Ended December 31, 2021
From operations:
Dividends	$-	$24,160	$3,626	$5,055,476	$18,445
Mortality and expense risk and administrative charges	(1,096,382)	(10,251)	(578)	(4,698,464)	(6,386)
Net investment income (loss)	(1,096,382)	13,909	3,048	357,012	12,059
Net realized gain (loss)	2,992,151	(10,883)	1,759	9,042,742	14,392
Capital gain distribution from mutual funds	11,425,586	25,995	-	-	-
Change in unrealized appreciation (depreciation) of investments	(6,772,633)	41,022	28,698	72,867,739	244,139
Increase (decrease) in net assets from operations	6,548,722	70,043	33,505	82,267,493	270,590

From contract transactions:
Payments received from contract owners	40,020,419	-	109,286	25,012,978	28,463
Payments for contract benefits or terminations	(4,243,199)	(78,129)	(1,156)	(34,530,017)	-
Transfers between sub-accounts (including fixed account), net	2,692,826	(205,474)	20,435	(22,314,038)	(66,421)
Contract maintenance charges	(748,963)	(59)	(311)	(2,425,797)	(123)
Adjustments to net assets allocated to contracts in payout period	(13,383)	-	-	(5,722)	-
Increase (decrease) in net assets from contract transactions	37,707,700	(283,662)	128,254	(34,262,596)	(38,081)

Increase (decrease) in net assets	44,256,422	(213,619)	161,759	48,004,897	232,509
Net assets at beginning of period	55,417,796	968,552	73,083	277,403,438	964,744
Net assets at end of period	$99,674,218	$754,933	$234,842	$325,408,335	$1,197,253

Beginning units	1,365,782	74,581	6,751	12,505,470	87,576
Units issued	1,112,598	311	10,506	1,818,773	2,460
Units redeemed	(292,487)	(20,966)	(899)	(3,047,228)	(4,983)
Ending units	2,185,893	53,926	16,358	11,277,015	85,053

For the Year Ended December 31, 2020
From operations:
Dividends	$-	$70,460	$1,284	$5,607,115	$18,115
Mortality and expense risk and administrative charges	(546,050)	(10,896)	(143)	(3,769,371)	(4,261)
Net investment income (loss)	(546,050)	59,564	1,141	1,837,744	13,854
Net realized gain (loss)	1,993,319	(27,351)	(237)	911,609	(722)
Capital gain distribution from mutual funds	3,232,689	47,069	1,409	6,971,763	13,336
Change in unrealized appreciation (depreciation) of investments	9,407,366	(9,176)	7,958	(8,475,746)	(12,583)
Increase (decrease) in net assets from operations	14,087,324	70,106	10,271	1,245,370	13,885

From contract transactions:
Payments received from contract owners	16,423,780	2,482	44,845	9,071,706	-
Payments for contract benefits or terminations	(2,711,088)	(7,948)	-	(23,602,461)	-
Transfers between sub-accounts (including fixed account), net	(719,567)	(147,448)	3,733	11,235,645	50,063
Contract maintenance charges	(267,304)	(166)	(19)	(2,034,754)	(19)
Adjustments to net assets allocated to contracts in payout period	(353)	-	-	(15,782)	-
Increase (decrease) in net assets from contract transactions	12,725,468	(153,080)	48,559	(5,345,646)	50,044

Increase (decrease) in net assets	26,812,792	(82,974)	58,830	(4,100,276)	63,929
Net assets at beginning of period	28,605,004	1,051,526	14,253	281,503,714	900,815
Net assets at end of period	$55,417,796	$968,552	$73,083	$277,403,438	$964,744

Beginning units	1,011,279	87,982	1,300	12,306,463	83,027
Units issued	628,581	9,568	5,587	2,939,728	4,559
Units redeemed	(274,078)	(22,969)	(136)	(2,740,721)	(10)
Ending units	1,365,782	74,581	6,751	12,505,470	87,576

The accompanying Notes to Financial Statements are an integral part of this statement.

19

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Invesco V.I. Growth and Income Fund Series II	Lord Abbett Bond Debenture Portfolio Class VC	Lord Abbett Fundamental Equity Portfolio Class VC	Lord Abbett Growth and Income Portfolio Class VC	Lord Abbett Mid Cap Stock Portfolio Class VC
For the Year Ended December 31, 2021
From operations:
Dividends	$5,278,995	$43,710	$1,297	$1,792,544	$75,551
Mortality and expense risk and administrative charges	(6,086,100)	(17,089)	(1,785)	(2,726,164)	(206,692)
Net investment income (loss)	(807,105)	26,621	(488)	(933,620)	(131,141)
Net realized gain (loss)	10,392,868	21,635	822	12,051,769	813,203
Capital gain distribution from mutual funds	-	23,125	6,699	18,382,561	1,222,186
Change in unrealized appreciation (depreciation) of investments	82,164,715	(41,793)	27,157	12,424,092	1,215,261
Increase (decrease) in net assets from operations	91,750,478	29,588	34,190	41,924,802	3,119,509

From contract transactions:
Payments received from contract owners	16,087,675	-	1,800	5,802,004	25,769
Payments for contract benefits or terminations	(44,660,508)	(122,461)	-	(21,391,082)	(1,279,861)
Transfers between sub-accounts (including fixed account), net	(32,032,356)	87,265	(11,721)	(12,951,499)	(313,003)
Contract maintenance charges	(3,007,848)	(22)	(7)	(1,257,640)	(6,120)
Adjustments to net assets allocated to contracts in payout period	24,600	-	-	19,979	666
Increase (decrease) in net assets from contract transactions	(63,588,437)	(35,218)	(9,928)	(29,778,238)	(1,572,549)

Increase (decrease) in net assets	28,162,041	(5,630)	24,262	12,146,564	1,546,960
Net assets at beginning of period	370,253,885	1,479,572	132,130	165,768,678	12,150,405
Net assets at end of period	$398,415,926	$1,473,942	$156,392	$177,915,242	$13,697,365

Beginning units	15,286,270	112,970	9,660	7,895,869	505,487
Units issued	945,526	32,225	119	416,510	12,677
Units redeemed	(3,148,172)	(35,009)	(685)	(1,623,948)	(68,583)
Ending units	13,083,624	110,186	9,094	6,688,431	449,581

For the Year Ended December 31, 2020
From operations:
Dividends	$6,860,236	$52,753	$1,402	$2,601,089	$118,435
Mortality and expense risk and administrative charges	(5,164,903)	(17,782)	(3,118)	(2,351,149)	(166,637)
Net investment income (loss)	1,695,333	34,971	(1,716)	249,940	(48,202)
Net realized gain (loss)	(22,113,418)	(11,668)	(23,565)	4,448,402	258,953
Capital gain distribution from mutual funds	5,791,003	-	494	-	-
Change in unrealized appreciation (depreciation) of investments	24,334,547	55,324	23,714	(1,179,825)	(281,381)
Increase (decrease) in net assets from operations	9,707,465	78,627	(1,073)	3,518,517	(70,630)

From contract transactions:
Payments received from contract owners	5,750,043	104,141	-	3,446,689	72,949
Payments for contract benefits or terminations	(32,729,339)	(184,512)	(208,870)	(15,529,374)	(937,817)
Transfers between sub-accounts (including fixed account), net	8,542,018	(37,545)	13,854	5,900,904	(97,579)
Contract maintenance charges	(2,758,855)	(45)	(7)	(1,161,955)	(6,699)
Adjustments to net assets allocated to contracts in payout period	(16,293)	-	-	(11,573)	1,413
Increase (decrease) in net assets from contract transactions	(21,212,426)	(117,961)	(195,023)	(7,355,309)	(967,733)

Increase (decrease) in net assets	(11,504,961)	(39,334)	(196,096)	(3,836,792)	(1,038,363)
Net assets at beginning of period	381,758,846	1,518,906	328,226	169,605,470	13,188,768
Net assets at end of period	$370,253,885	$1,479,572	$132,130	$165,768,678	$12,150,405

Beginning units	15,748,687	122,864	23,977	8,136,695	553,830
Units issued	2,852,436	31,065	1,103	1,088,340	26,730
Units redeemed	(3,314,853)	(40,959)	(15,420)	(1,329,166)	(75,073)
Ending units	15,286,270	112,970	9,660	7,895,869	505,487

The accompanying Notes to Financial Statements are an integral part of this statement.

20

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Lord Abbett Short Duration Income Portfolio Class VC	Morgan Stanley VIF Global Infrastructure Portfolio Class II	Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	PIMCO All Asset Portfolio Advisor Class	PIMCO Dynamic Bond Portfolio Advisor Class
For the Year Ended December 31, 2021
From operations:
Dividends	$41,599	$17,661	$1,711	$8,092	$24,462
Mortality and expense risk and administrative charges	(27,018)	(10,060)	(7,452)	(833)	(14,629)
Net investment income (loss)	14,581	7,601	(5,741)	7,259	9,833
Net realized gain (loss)	8,572	21,914	39,110	247	11,644
Capital gain distribution from mutual funds	-	27,305	35,361	-	22,702
Change in unrealized appreciation (depreciation) of investments	(31,467)	49,273	31,614	2,144	(42,201)
Increase (decrease) in net assets from operations	(8,314)	106,093	100,344	9,650	1,978

From contract transactions:
Payments received from contract owners	-	-	-	-	2,000
Payments for contract benefits or terminations	(723,638)	(124,730)	(183,752)	(284)	(135,763)
Transfers between sub-accounts (including fixed account), net	(84,778)	187,791	(34,054)	9,476	(97,464)
Contract maintenance charges	(50)	(65)	(35)	(7)	(59)
Increase (decrease) in net assets from contract transactions	(808,466)	62,996	(217,841)	9,185	(231,286)

Increase (decrease) in net assets	(816,780)	169,089	(117,497)	18,835	(229,308)
Net assets at beginning of period	2,732,661	814,429	703,308	57,582	1,388,728
Net assets at end of period	$1,915,881	$983,518	$585,811	$76,417	$1,159,420

Beginning units	253,267	67,373	64,828	4,794	125,126
Units issued	19,246	26,676	27	833	3,423
Units redeemed	(94,629)	(21,982)	(18,479)	(75)	(24,196)
Ending units	177,884	72,067	46,376	5,552	104,353

For the Year Ended December 31, 2020
From operations:
Dividends	$71,883	$15,575	$5,371	$2,404	$29,001
Mortality and expense risk and administrative charges	(28,599)	(11,708)	(8,787)	(542)	(13,387)
Net investment income (loss)	43,284	3,867	(3,416)	1,862	15,614
Net realized gain (loss)	(19,366)	(23,988)	12,652	12	10,231
Capital gain distribution from mutual funds	-	17,059	44,305	-	-
Change in unrealized appreciation (depreciation) of investments	42,796	(47,359)	(13,876)	1,581	19,613
Increase (decrease) in net assets from operations	66,714	(50,421)	39,665	3,455	45,458

From contract transactions:
Payments received from contract owners	2,482	6,246	8,228	-	467,932
Payments for contract benefits or terminations	(618,070)	(316,987)	(265,844)	(244)	(235,730)
Transfers between sub-accounts (including fixed account), net	1,298,626	(72,733)	(8,010)	2,545	128,571
Contract maintenance charges	(70)	(131)	(39)	(7)	(110)
Increase (decrease) in net assets from contract transactions	682,968	(383,605)	(265,665)	2,294	360,663

Increase (decrease) in net assets	749,682	(434,026)	(226,000)	5,749	406,121
Net assets at beginning of period	1,982,979	1,248,455	929,308	51,833	982,607
Net assets at end of period	$2,732,661	$814,429	$703,308	$57,582	$1,388,728

Beginning units	187,303	100,799	91,808	4,606	91,734
Units issued	160,493	14,526	4,345	212	59,608
Units redeemed	(94,529)	(47,952)	(31,325)	(24)	(26,216)
Ending units	253,267	67,373	64,828	4,794	125,126

The accompanying Notes to Financial Statements are an integral part of this statement.

21

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PIMCO Emerging Markets Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class	PIMCO Total Return Portfolio Institutional Class	PVC Core Plus Bond Account Class 1	PVC Diversified International Account Class 1
For the Year Ended December 31, 2021
From operations:
Dividends	$74,727	$2,135,400	$8,968	$121,163	$13,762
Mortality and expense risk and administrative charges	(21,911)	(1,564,788)	(2,309)	(71,893)	(16,944)
Net investment income (loss)	52,816	570,612	6,659	49,270	(3,182)
Net realized gain (loss)	9,696	(9,688)	838	19,973	58,218
Capital gain distribution from mutual funds	-	4,982,238	17,942	115,739	5,049
Change in unrealized appreciation (depreciation) of investments	(128,397)	(7,997,831)	(28,618)	(283,356)	25,282
Increase (decrease) in net assets from operations	(65,885)	(2,454,669)	(3,179)	(98,374)	85,367

From contract transactions:
Payments received from contract owners	1,088,014	81,007,463	498,978	-	-
Payments for contract benefits or terminations	(51,793)	(3,944,329)	(35,029)	(539,687)	(148,522)
Transfers between sub-accounts (including fixed account), net	147,300	24,677,176	59,239	45,257	11,925
Contract maintenance charges	(12,363)	(1,427,242)	(4,976)	(4,039)	(972)
Adjustments to net assets allocated to contracts in payout period	-	-	-	1,207	1,778
Increase (decrease) in net assets from contract transactions	1,171,158	100,313,068	518,212	(497,262)	(135,791)

Increase (decrease) in net assets	1,105,273	97,858,399	515,033	(595,636)	(50,424)
Net assets at beginning of period	1,189,174	73,446,615	290,528	5,057,627	1,079,805
Net assets at end of period	$2,294,447	$171,305,014	$805,561	$4,461,991	$1,029,381

Beginning units	105,657	6,868,938	26,993	455,292	106,354
Units issued	183,813	11,215,368	53,069	7,788	1,835
Units redeemed	(71,368)	(1,639,341)	(4,112)	(53,454)	(14,352)
Ending units	218,102	16,444,965	75,950	409,626	93,837

For the Year Ended December 31, 2020
From operations:
Dividends	$38,999	$610,666	$3,582	$174,125	$24,737
Mortality and expense risk and administrative charges	(11,378)	(418,776)	(855)	(71,658)	(14,136)
Net investment income (loss)	27,621	191,890	2,727	102,467	10,601
Net realized gain (loss)	24,958	54,650	252	41,166	6,325
Capital gain distribution from mutual funds	-	296,047	1,125	-	-
Change in unrealized appreciation (depreciation) of investments	53,316	1,110,153	4,890	219,117	112,269
Increase (decrease) in net assets from operations	105,895	1,652,740	8,994	362,750	129,195

From contract transactions:
Payments received from contract owners	201,628	46,153,393	241,259	-	-
Payments for contract benefits or terminations	(129,234)	(719,549)	(155)	(833,988)	(74,496)
Transfers between sub-accounts (including fixed account), net	505,000	21,525,552	26,333	746,507	20,868
Contract maintenance charges	(2,955)	(312,354)	(1,793)	(4,976)	(981)
Adjustments to net assets allocated to contracts in payout period	-	-	-	139	2
Increase (decrease) in net assets from contract transactions	574,439	66,647,042	265,644	(92,318)	(54,607)

Increase (decrease) in net assets	680,334	68,299,782	274,638	270,432	74,588
Net assets at beginning of period	508,840	5,146,833	15,890	4,787,195	1,005,217
Net assets at end of period	$1,189,174	$73,446,615	$290,528	$5,057,627	$1,079,805

Beginning units	45,361	515,832	1,603	464,938	112,678
Units issued	133,403	6,824,462	27,347	89,556	7,137
Units redeemed	(73,107)	(471,356)	(1,957)	(99,202)	(13,461)
Ending units	105,657	6,868,938	26,993	455,292	106,354

The accompanying Notes to Financial Statements are an integral part of this statement.

22

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC Equity Income Account Class 1	PVC Equity Income Account Class 2	PVC Government & High Quality Bond Account Class 1	PVC Large Cap Growth Account I Class 1	PVC MidCap Account Class 1
For the Year Ended December 31, 2021
From operations:
Dividends	$216,418	$125,291	$56,098	$-	$2,994
Mortality and expense risk and administrative charges	(163,713)	(110,105)	(39,404)	(24,473)	(33,551)
Net investment income (loss)	52,705	15,186	16,694	(24,473)	(30,557)
Net realized gain (loss)	759,332	515,570	(17,113)	37,592	97,042
Capital gain distribution from mutual funds	6,249	3,919	-	189,559	150,970
Change in unrealized appreciation (depreciation) of investments	1,313,440	750,506	(70,988)	86,025	251,415
Increase (decrease) in net assets from operations	2,131,726	1,285,181	(71,407)	288,703	468,870

From contract transactions:
Payments received from contract owners	360	-	550	-	360
Payments for contract benefits or terminations	(1,501,671)	(634,175)	(254,384)	(97,311)	(309,547)
Transfers between sub-accounts (including fixed account), net	(28,471)	(308,490)	157,238	4,204	11,553
Contract maintenance charges	(10,456)	(14,646)	(3,511)	(227)	(2,231)
Adjustments to net assets allocated to contracts in payout period	5,040	-	132	-	193
Increase (decrease) in net assets from contract transactions	(1,535,198)	(957,311)	(99,975)	(93,334)	(299,672)

Increase (decrease) in net assets	596,528	327,870	(171,382)	195,369	169,198
Net assets at beginning of period	10,882,228	6,733,920	2,474,440	1,455,002	2,085,728
Net assets at end of period	$11,478,756	$7,061,790	$2,303,058	$1,650,371	$2,254,926

Beginning units	435,552	295,133	282,646	95,013	52,921
Units issued	554	803	22,154	619	517
Units redeemed	(55,296)	(39,208)	(35,009)	(5,869)	(7,249)
Ending units	380,810	256,728	269,791	89,763	46,189

For the Year Ended December 31, 2020
From operations:
Dividends	$195,600	$108,525	$65,659	$319	$13,076
Mortality and expense risk and administrative charges	(146,696)	(99,696)	(39,935)	(19,098)	(27,140)
Net investment income (loss)	48,904	8,829	25,724	(18,779)	(14,064)
Net realized gain (loss)	529,042	422,765	(23,195)	23,522	51,075
Capital gain distribution from mutual funds	285,258	181,315	-	73,001	174,373
Change in unrealized appreciation (depreciation) of investments	(520,615)	(374,951)	27,433	311,774	88,948
Increase (decrease) in net assets from operations	342,589	237,958	29,962	389,518	300,332

From contract transactions:
Payments received from contract owners	360	-	550	595	360
Payments for contract benefits or terminations	(1,399,602)	(762,482)	(268,387)	(78,685)	(100,015)
Transfers between sub-accounts (including fixed account), net	(46,904)	(82,703)	461,810	14,594	(31,372)
Contract maintenance charges	(11,627)	(14,626)	(3,920)	(271)	(2,155)
Adjustments to net assets allocated to contracts in payout period	(1)	-	204	-	157
Increase (decrease) in net assets from contract transactions	(1,457,774)	(859,811)	190,257	(63,767)	(133,025)

Increase (decrease) in net assets	(1,115,185)	(621,853)	220,219	325,751	167,307
Net assets at beginning of period	11,997,413	7,355,773	2,254,221	1,129,251	1,918,421
Net assets at end of period	$10,882,228	$6,733,920	$2,474,440	$1,455,002	$2,085,728

Beginning units	504,077	336,472	259,792	98,902	56,680
Units issued	4,287	9,558	79,981	5,705	759
Units redeemed	(72,812)	(50,897)	(57,127)	(9,594)	(4,518)
Ending units	435,552	295,133	282,646	95,013	52,921

The accompanying Notes to Financial Statements are an integral part of this statement.

23

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC MidCap Account Class 2	PVC Principal Capital Appreciation Account Class 1	PVC Principal Capital Appreciation Account Class 2	PVC Real Estate Securities Account Class 1	PVC Real Estate Securities Account Class 2
For the Year Ended December 31, 2021
From operations:
Dividends	$-	$97,419	$17,723	$6,769	$3,155
Mortality and expense risk and administrative charges	(11,197)	(166,590)	(38,089)	(6,619)	(4,108)
Net investment income (loss)	(11,197)	(69,171)	(20,366)	150	(953)
Net realized gain (loss)	28,940	491,090	184,366	11,665	21,879
Capital gain distribution from mutual funds	45,208	440,209	94,600	30,649	16,253
Change in unrealized appreciation (depreciation) of investments	83,132	1,828,490	287,728	110,476	47,573
Increase (decrease) in net assets from operations	146,083	2,690,618	546,328	152,940	84,752

From contract transactions:
Payments received from contract owners	-	480	-	-	-
Payments for contract benefits or terminations	(81,644)	(941,107)	(366,401)	(14,019)	(47,665)
Transfers between sub-accounts (including fixed account), net	9,016	(23,664)	(5,117)	(11,348)	(8,369)
Contract maintenance charges	(120)	(6,881)	(621)	(782)	(94)
Adjustments to net assets allocated to contracts in payout period	-	6,000	-	-	-
Increase (decrease) in net assets from contract transactions	(72,748)	(965,172)	(372,139)	(26,149)	(56,128)

Increase (decrease) in net assets	73,335	1,725,446	174,189	126,791	28,624
Net assets at beginning of period	659,919	10,837,920	2,252,487	405,433	244,619
Net assets at end of period	$733,254	$12,563,366	$2,426,676	$532,224	$273,243

Beginning units	18,000	278,917	62,874	10,078	6,441
Units issued	261	399	67	-	-
Units redeemed	(2,050)	(22,615)	(8,960)	(530)	(1,231)
Ending units	16,211	256,701	53,981	9,548	5,210

For the Year Ended December 31, 2020
From operations:
Dividends	$2,913	$125,720	$23,235	$7,515	$4,151
Mortality and expense risk and administrative charges	(9,442)	(141,697)	(32,947)	(5,438)	(3,618)
Net investment income (loss)	(6,529)	(15,977)	(9,712)	2,077	533
Net realized gain (loss)	100,552	412,955	109,950	7,795	3,712
Capital gain distribution from mutual funds	56,688	471,165	102,369	22,305	13,637
Change in unrealized appreciation (depreciation) of investments	(54,725)	746,082	131,880	(54,232)	(30,393)
Increase (decrease) in net assets from operations	95,986	1,614,225	334,487	(22,055)	(12,511)

From contract transactions:
Payments received from contract owners	-	480	-	-	-
Payments for contract benefits or terminations	(397,754)	(1,100,979)	(316,199)	(20,685)	(6,247)
Transfers between sub-accounts (including fixed account), net	(16,104)	(93,007)	(2,574)	9,730	9,427
Contract maintenance charges	(207)	(7,579)	(735)	(705)	(218)
Adjustments to net assets allocated to contracts in payout period	-	(732)	-	-	-
Increase (decrease) in net assets from contract transactions	(414,065)	(1,201,817)	(319,508)	(11,660)	2,962

Increase (decrease) in net assets	(318,079)	412,408	14,979	(33,715)	(9,549)
Net assets at beginning of period	977,998	10,425,512	2,237,508	439,148	254,168
Net assets at end of period	$659,919	$10,837,920	$2,252,487	$405,433	$244,619

Beginning units	30,850	313,945	72,996	10,391	6,344
Units issued	12	2,886	366	252	276
Units redeemed	(12,862)	(37,914)	(10,488)	(565)	(179)
Ending units	18,000	278,917	62,874	10,078	6,441

The accompanying Notes to Financial Statements are an integral part of this statement.

24

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC SAM Balanced Portfolio Class 1	PVC SAM Balanced Portfolio Class 2	PVC SAM Conservative Balanced Portfolio Class 1	PVC SAM Conservative Balanced Portfolio Class 2	PVC SAM Conservative Growth Portfolio Class 1
For the Year Ended December 31, 2021
From operations:
Dividends	$425,325	$340,871	$48,178	$46,346	$162,991
Mortality and expense risk and administrative charges	(421,506)	(401,833)	(39,355)	(44,112)	(219,077)
Net investment income (loss)	3,819	(60,962)	8,823	2,234	(56,086)
Net realized gain (loss)	369,249	284,652	23,262	59,851	514,432
Capital gain distribution from mutual funds	573,450	527,425	33,953	36,643	268,915
Change in unrealized appreciation (depreciation) of investments	2,130,783	1,998,815	135,735	114,128	1,343,455
Increase (decrease) in net assets from operations	3,077,301	2,749,930	201,773	212,856	2,070,716

From contract transactions:
Payments received from contract owners	825	300	-	-	197,727
Payments for contract benefits or terminations	(2,758,206)	(2,380,392)	(203,191)	(730,431)	(1,405,079)
Transfers between sub-accounts (including fixed account), net	146,474	147,010	(319)	333,653	(338,119)
Contract maintenance charges	(8,238)	(30,997)	(596)	(1,740)	(4,233)
Adjustments to net assets allocated to contracts in payout period	1,280	760	1,494	2,580	4,345
Increase (decrease) in net assets from contract transactions	(2,617,865)	(2,263,319)	(202,612)	(395,938)	(1,545,359)

Increase (decrease) in net assets	459,436	486,611	(839)	(183,082)	525,357
Net assets at beginning of period	26,485,143	24,415,780	2,546,620	2,793,092	13,693,181
Net assets at end of period	$26,944,579	$24,902,391	$2,545,781	$2,610,010	$14,218,538

Beginning units	1,302,596	1,270,029	189,867	219,560	600,125
Units issued	7,434	24,981	879	18,581	8,559
Units redeemed	(128,667)	(133,608)	(14,883)	(47,800)	(69,991)
Ending units	1,181,363	1,161,402	175,863	190,341	538,693

For the Year Ended December 31, 2020
From operations:
Dividends	$547,462	$455,318	$57,832	$63,132	$237,315
Mortality and expense risk and administrative charges	(391,436)	(363,066)	(37,935)	(51,281)	(193,785)
Net investment income (loss)	156,026	92,252	19,897	11,851	43,530
Net realized gain (loss)	46,646	(25,610)	1,801	(67,021)	324,903
Capital gain distribution from mutual funds	784,095	730,008	45,075	53,871	205,609
Change in unrealized appreciation (depreciation) of investments	1,160,873	1,267,322	111,640	149,165	843,351
Increase (decrease) in net assets from operations	2,147,640	2,063,972	178,413	147,866	1,417,393

From contract transactions:
Payments received from contract owners	1,478	33,908	-	-	3,838
Payments for contract benefits or terminations	(2,546,570)	(2,173,290)	(270,454)	(1,176,765)	(1,034,680)
Transfers between sub-accounts (including fixed account), net	(2,020,994)	(525,602)	(105,360)	593,919	160,390
Contract maintenance charges	(10,340)	(32,025)	(707)	(1,171)	(6,457)
Adjustments to net assets allocated to contracts in payout period	(721)	1	539	3	1
Increase (decrease) in net assets from contract transactions	(4,577,147)	(2,697,008)	(375,982)	(584,014)	(876,908)

Increase (decrease) in net assets	(2,429,507)	(633,036)	(197,569)	(436,148)	540,485
Net assets at beginning of period	28,914,650	25,048,816	2,744,189	3,229,240	13,152,696
Net assets at end of period	$26,485,143	$24,415,780	$2,546,620	$2,793,092	$13,693,181

Beginning units	1,561,087	1,422,112	222,379	273,260	639,897
Units issued	12,972	51,111	24,509	86,036	21,924
Units redeemed	(271,463)	(203,194)	(57,021)	(139,736)	(61,696)
Ending units	1,302,596	1,270,029	189,867	219,560	600,125

The accompanying Notes to Financial Statements are an integral part of this statement.

25

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC SAM Conservative Growth Portfolio Class 2	PVC SAM Flexible Income Portfolio Class 1	PVC SAM Flexible Income Portfolio Class 2	PVC SAM Strategic Growth Portfolio Class 1	PVC SAM Strategic Growth Portfolio Class 2
For the Year Ended December 31, 2021
From operations:
Dividends	$141,678	$110,504	$96,572	$32,468	$49,823
Mortality and expense risk and administrative charges	(222,482)	(70,342)	(72,762)	(52,677)	(102,405)
Net investment income (loss)	(80,804)	40,162	23,810	(20,209)	(52,582)
Net realized gain (loss)	336,084	56,197	27,613	271,208	134,685
Capital gain distribution from mutual funds	277,043	71,970	68,167	73,411	138,519
Change in unrealized appreciation (depreciation) of investments	1,459,553	60,281	102,764	273,645	777,376
Increase (decrease) in net assets from operations	1,991,876	228,610	222,354	598,055	997,998

From contract transactions:
Payments received from contract owners	6,628	960	-	1,920	2,925
Payments for contract benefits or terminations	(1,152,118)	(869,634)	(755,819)	(169,654)	(356,480)
Transfers between sub-accounts (including fixed account), net	72,000	(11,468)	13,883	(13,035)	(7,630)
Contract maintenance charges	(25,893)	(1,989)	(2,349)	(1,103)	(7,514)
Adjustments to net assets allocated to contracts in payout period	39,158	523	1,072	992	-
Increase (decrease) in net assets from contract transactions	(1,060,225)	(881,608)	(743,213)	(180,880)	(368,699)

Increase (decrease) in net assets	931,651	(652,998)	(520,859)	417,175	629,299
Net assets at beginning of period	13,035,949	4,694,975	4,934,327	3,146,040	5,830,863
Net assets at end of period	$13,967,600	$4,041,977	$4,413,468	$3,563,215	$6,460,162

Beginning units	605,780	328,642	362,217	119,403	238,354
Units issued	14,314	572	1,206	26,110	1,327
Units redeemed	(58,931)	(62,225)	(55,278)	(30,940)	(15,078)
Ending units	561,163	266,989	308,145	114,573	224,603

For the Year Ended December 31, 2020
From operations:
Dividends	$200,167	$127,427	$125,883	$57,775	$80,976
Mortality and expense risk and administrative charges	(197,863)	(72,673)	(80,219)	(46,006)	(82,519)
Net investment income (loss)	2,304	54,754	45,664	11,769	(1,543)
Net realized gain (loss)	227,921	13,327	44,024	55,491	30,471
Capital gain distribution from mutual funds	198,176	102,168	109,457	78,509	126,132
Change in unrealized appreciation (depreciation) of investments	772,653	66,648	50,093	275,149	540,148
Increase (decrease) in net assets from operations	1,201,054	236,897	249,238	420,918	695,208

From contract transactions:
Payments received from contract owners	2,914	960	3,570	1,920	2,925
Payments for contract benefits or terminations	(1,371,070)	(559,726)	(850,039)	(367,903)	(245,861)
Transfers between sub-accounts (including fixed account), net	(522,169)	(52,847)	226,120	26,363	98,198
Contract maintenance charges	(24,711)	(2,398)	(2,610)	(1,167)	(7,896)
Adjustments to net assets allocated to contracts in payout period	(15,266)	1,307	2	1	-
Increase (decrease) in net assets from contract transactions	(1,930,302)	(612,704)	(622,957)	(340,786)	(152,634)

Increase (decrease) in net assets	(729,248)	(375,807)	(373,719)	80,132	542,574
Net assets at beginning of period	13,765,197	5,070,782	5,308,046	3,065,908	5,288,289
Net assets at end of period	$13,035,949	$4,694,975	$4,934,327	$3,146,040	$5,830,863

Beginning units	709,567	373,924	410,351	132,458	244,621
Units issued	74,119	498	24,956	67,729	7,295
Units redeemed	(177,906)	(45,780)	(73,090)	(80,784)	(13,562)
Ending units	605,780	328,642	362,217	119,403	238,354

The accompanying Notes to Financial Statements are an integral part of this statement.

26

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC Short- Term Income Account Class 1	PVC SmallCap Account Class 1	PVC SmallCap Account Class 2	SST SA Allocation Balanced Portfolio Class 1	SST SA Allocation Balanced Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$27,875	$1,992	$524	$1,992	$1,573,088
Mortality and expense risk and administrative charges	(30,831)	(10,270)	(5,621)	(770)	(2,305,030)
Net investment income (loss)	(2,956)	(8,278)	(5,097)	1,222	(731,942)
Net realized gain (loss)	1,349	16,219	9,175	158	(818,005)
Capital gain distribution from mutual funds	8,314	19,603	10,736	5,514	5,384,889
Change in unrealized appreciation (depreciation) of investments	(50,459)	77,113	42,749	3,042	5,478,727
Increase (decrease) in net assets from operations	(43,752)	104,657	57,563	9,936	9,313,669

From contract transactions:
Payments received from contract owners	550	-	-	32,400	18,786,522
Payments for contract benefits or terminations	(152,886)	(50,293)	(22,483)	(589)	(14,829,217)
Transfers between sub-accounts (including fixed account), net	1,546	(1,583)	(3,498)	3,281	5,747,319
Contract maintenance charges	(978)	(280)	(29)	(164)	(1,911,542)
Adjustments to net assets allocated to contracts in payout period	1,979	40	-	-	1,334
Increase (decrease) in net assets from contract transactions	(149,789)	(52,116)	(26,010)	34,928	7,794,416

Increase (decrease) in net assets	(193,541)	52,541	31,553	44,864	17,108,085
Net assets at beginning of period	1,957,168	576,385	320,763	135,825	156,545,351
Net assets at end of period	$1,763,627	$628,926	$352,316	$180,689	$173,653,436

Beginning units	250,572	31,376	18,348	10,117	8,427,305
Units issued	667	80	245	2,514	1,644,326
Units redeemed	(19,783)	(2,533)	(1,511)	(66)	(1,254,220)
Ending units	231,456	28,923	17,082	12,565	8,817,411

For the Year Ended December 31, 2020
From operations:
Dividends	$40,055	$2,293	$743	$1,823	$1,722,757
Mortality and expense risk and administrative charges	(31,562)	(7,244)	(4,266)	(351)	(1,975,682)
Net investment income (loss)	8,493	(4,951)	(3,523)	1,472	(252,925)
Net realized gain (loss)	6,780	(12,223)	315	66	(2,465,761)
Capital gain distribution from mutual funds	-	33,607	20,178	4,722	5,387,113
Change in unrealized appreciation (depreciation) of investments	17,598	74,520	42,148	3,620	11,513,597
Increase (decrease) in net assets from operations	32,871	90,953	59,118	9,880	14,182,024

From contract transactions:
Payments received from contract owners	550	-	-	10,389	13,911,611
Payments for contract benefits or terminations	(44,330)	(40,206)	(71,204)	(402)	(12,545,889)
Transfers between sub-accounts (including fixed account), net	84,210	12,966	(5,954)	91,323	5,370,039
Contract maintenance charges	(1,073)	(281)	(65)	(99)	(1,531,632)
Adjustments to net assets allocated to contracts in payout period	3,533	73	-	-	(611)
Increase (decrease) in net assets from contract transactions	42,890	(27,448)	(77,223)	101,211	5,203,518

Increase (decrease) in net assets	75,761	63,505	(18,105)	111,091	19,385,542
Net assets at beginning of period	1,881,407	512,880	338,868	24,734	137,159,809
Net assets at end of period	$1,957,168	$576,385	$320,763	$135,825	$156,545,351

Beginning units	244,375	33,447	23,256	2,048	8,162,392
Units issued	31,828	1,794	1,095	8,162	1,778,156
Units redeemed	(25,631)	(3,865)	(6,003)	(93)	(1,513,243)
Ending units	250,572	31,376	18,348	10,117	8,427,305

The accompanying Notes to Financial Statements are an integral part of this statement.

27

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Allocation Growth Portfolio Class 1	SST SA Allocation Growth Portfolio Class 3	SST SA Allocation Moderate Growth Portfolio Class 1	SST SA Allocation Moderate Growth Portfolio Class 3	SST SA Allocation Moderate Portfolio Class 1
For the Year Ended December 31, 2021
From operations:
Dividends	$13,337	$4,905,740	$5,231	$4,412,949	$3,103
Mortality and expense risk and administrative charges	(3,124)	(3,144,148)	(1,118)	(3,588,233)	(530)
Net investment income (loss)	10,213	1,761,592	4,113	824,716	2,573
Net realized gain (loss)	10,418	2,472,141	1,312	1,453,612	462
Capital gain distribution from mutual funds	41,637	18,815,920	24,366	23,059,175	11,791
Change in unrealized appreciation (depreciation) of investments	2,277	7,442,887	704	257,846	(2,936)
Increase (decrease) in net assets from operations	64,545	30,492,540	30,495	25,595,349	11,890

From contract transactions:
Payments received from contract owners	753,022	58,724,705	-	24,794,873	-
Payments for contract benefits or terminations	-	(13,085,365)	(1,103)	(24,722,790)	-
Transfers between sub-accounts (including fixed account), net	(51,634)	5,700,841	1,380	3,715,352	26,511
Contract maintenance charges	(6,932)	(3,111,389)	(4,639)	(2,987,033)	(1,935)
Adjustments to net assets allocated to contracts in payout period	-	310	-	2,237	-
Increase (decrease) in net assets from contract transactions	694,456	48,229,102	(4,362)	802,639	24,576

Increase (decrease) in net assets	759,001	78,721,642	26,133	26,397,988	36,466
Net assets at beginning of period	219,999	197,933,477	250,466	234,850,916	114,824
Net assets at end of period	$979,000	$276,655,119	$276,599	$261,248,904	$151,290

Beginning units	14,558	8,907,902	17,190	11,675,682	8,101
Units issued	45,102	2,984,198	89	1,632,725	1,735
Units redeemed	(3,565)	(1,024,379)	(373)	(1,628,971)	(146)
Ending units	56,095	10,867,721	16,906	11,679,436	9,690

For the Year Ended December 31, 2020
From operations:
Mortality and expense risk and administrative charges	$(946)	$(2,104,761)	$(1,233)	$(3,033,422)	$(413)
Net investment income (loss)	(946)	(2,104,761)	(1,233)	(3,033,422)	(413)
Net realized gain (loss)	457	1,180,671	(33,048)	(1,841,071)	187
Change in unrealized appreciation (depreciation) of investments	30,949	26,417,159	11,770	31,647,771	13,781
Increase (decrease) in net assets from operations	30,460	25,493,069	(22,511)	26,773,278	13,555

From contract transactions:
Payments received from contract owners	31,350	29,929,540	-	16,041,175	-
Payments for contract benefits or terminations	-	(9,609,370)	(1,062)	(16,331,027)	-
Transfers between sub-accounts (including fixed account), net	(1,948)	5,095,972	(191,884)	(998,648)	-
Contract maintenance charges	(2,536)	(2,042,815)	(4,097)	(2,477,760)	(1,347)
Adjustments to net assets allocated to contracts in payout period	-	-	-	(1,209)	-
Increase (decrease) in net assets from contract transactions	26,866	23,373,327	(197,043)	(3,767,469)	(1,347)

Increase (decrease) in net assets	57,326	48,866,396	(219,554)	23,005,809	12,208
Net assets at beginning of period	162,673	149,067,081	470,020	211,845,107	102,616
Net assets at end of period	$219,999	$197,933,477	$250,466	$234,850,916	$114,824

Beginning units	12,483	7,687,856	37,052	11,933,954	8,207
Units issued	4,772	2,517,686	72	1,515,462	-
Units redeemed	(2,697)	(1,297,640)	(19,934)	(1,773,734)	(106)
Ending units	14,558	8,907,902	17,190	11,675,682	8,101

The accompanying Notes to Financial Statements are an integral part of this statement.

28

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Allocation Moderate Portfolio Class 3	SST SA Columbia Focused Value Portfolio Class 3	SST SA Multi- Managed Diversified Fixed Income Portfolio Class 3	SST SA Multi- Managed International Equity Portfolio Class 3	SST SA Multi- Managed Large Cap Growth Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$3,936,665	$5,450	$6,498	$12,064	$-
Mortality and expense risk and administrative charges	(2,943,321)	(1,748)	(2,060)	(5,519)	(9,463)
Net investment income (loss)	993,344	3,702	4,438	6,545	(9,463)
Net realized gain (loss)	968,697	6,718	(6)	3,849	4,170
Capital gain distribution from mutual funds	18,127,796	16,285	7,614	29,533	268,217
Change in unrealized appreciation (depreciation) of investments	(2,655,574)	5,868	(17,014)	3,922	(165,681)
Increase (decrease) in net assets from operations	17,434,263	32,573	(4,968)	43,849	97,243

From contract transactions:
Payments received from contract owners	15,979,896	-	-	-	1,500
Payments for contract benefits or terminations	(22,256,451)	(24,086)	(633)	(16,857)	(8,204)
Transfers between sub-accounts (including fixed account), net	3,640,583	(3,929)	14,059	11,726	1,531
Contract maintenance charges	(2,446,010)	(13)	(19)	(15)	(32)
Adjustments to net assets allocated to contracts in payout period	430	-	-	-	-
Increase (decrease) in net assets from contract transactions	(5,081,552)	(28,028)	13,407	(5,146)	(5,205)

Increase (decrease) in net assets	12,352,711	4,545	8,439	38,703	92,038
Net assets at beginning of period	199,776,578	141,815	173,797	456,535	664,303
Net assets at end of period	$212,129,289	$146,360	$182,236	$495,238	$756,341

Beginning units	10,159,848	8,920	15,098	35,865	28,601
Units issued	1,163,080	6	1,259	856	156
Units redeemed	(1,459,182)	(1,549)	(74)	(1,245)	(369)
Ending units	9,863,746	7,377	16,283	35,476	28,388

For the Year Ended December 31, 2020
From operations:
Mortality and expense risk and administrative charges	$(2,636,715)	$(1,578)	$(1,914)	$(4,875)	$(4,688)
Net investment income (loss)	(2,636,715)	(1,578)	(1,914)	(4,875)	(4,688)
Net realized gain (loss)	(742,755)	269	365	(10,353)	12,404
Change in unrealized appreciation (depreciation) of investments	24,501,777	6,829	11,062	45,629	134,677
Increase (decrease) in net assets from operations	21,122,307	5,520	9,513	30,401	142,393

From contract transactions:
Payments received from contract owners	14,208,642	-	-	6,000	-
Payments for contract benefits or terminations	(14,876,131)	(3,217)	(3,914)	(72,851)	(6,149)
Transfers between sub-accounts (including fixed account), net	(2,438,960)	(22,664)	14,285	6,893	356,605
Contract maintenance charges	(2,077,099)	(26)	(19)	(19)	(47)
Adjustments to net assets allocated to contracts in payout period	3	-	-	-	-
Increase (decrease) in net assets from contract transactions	(5,183,545)	(25,907)	10,352	(59,977)	350,409

Increase (decrease) in net assets	15,938,762	(20,387)	19,865	(29,576)	492,802
Net assets at beginning of period	183,837,816	162,202	153,932	486,111	171,501
Net assets at end of period	$199,776,578	$141,815	$173,797	$456,535	$664,303

Beginning units	10,496,530	10,899	14,207	41,997	10,189
Units issued	1,238,616	316	1,631	1,586	20,505
Units redeemed	(1,575,298)	(2,295)	(740)	(7,718)	(2,093)
Ending units	10,159,848	8,920	15,098	35,865	28,601

The accompanying Notes to Financial Statements are an integral part of this statement.

29

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Multi- Managed Large Cap Value Portfolio Class 3	SST SA Multi- Managed Mid Cap Growth Portfolio Class 3	SST SA Multi- Managed Mid Cap Value Portfolio Class 3	SST SA Multi- Managed Small Cap Portfolio Class 3	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1
For the Year Ended December 31, 2021
From operations:
Dividends	$5,924	$-	$5,273	$55	$7,498
Mortality and expense risk and administrative charges	(2,619)	(3,995)	(4,041)	(2,280)	(1,534)
Net investment income (loss)	3,305	(3,995)	1,232	(2,225)	5,964
Net realized gain (loss)	606	14,023	14,131	7,752	1,323
Capital gain distribution from mutual funds	22,385	136,939	25,981	46,682	19,015
Change in unrealized appreciation (depreciation) of investments	13,507	(120,547)	36,340	519	19,922
Increase (decrease) in net assets from operations	39,803	26,420	77,684	52,728	46,224

From contract transactions:
Payments received from contract owners	1,500	-	-	-	-
Payments for contract benefits or terminations	(19,308)	(18,823)	(48,731)	(162,641)	(555)
Transfers between sub-accounts (including fixed account), net	(29,062)	(12,839)	(32,140)	97,236	7,188
Contract maintenance charges	(12)	(19)	(24)	(10)	(4,450)
Increase (decrease) in net assets from contract transactions	(46,882)	(31,681)	(80,895)	(65,415)	2,183

Increase (decrease) in net assets	(7,079)	(5,261)	(3,211)	(12,687)	48,407
Net assets at beginning of period	207,849	331,912	331,011	248,212	258,736
Net assets at end of period	$200,770	$326,651	$327,800	$235,525	$307,143

Beginning units	15,246	14,125	24,148	16,366	18,048
Units issued	106	431	221	6,298	568
Units redeemed	(3,237)	(1,691)	(5,285)	(9,306)	(437)
Ending units	12,115	12,865	19,084	13,358	18,179

For the Year Ended December 31, 2020
From operations:
Mortality and expense risk and administrative charges	$(2,498)	$(4,055)	$(3,380)	$(2,375)	$(1,265)
Net investment income (loss)	(2,498)	(4,055)	(3,380)	(2,375)	(1,265)
Net realized gain (loss)	(6,894)	16,894	(14,734)	(8,991)	(1,854)
Change in unrealized appreciation (depreciation) of investments	3,776	77,308	25,654	29,189	33,253
Increase (decrease) in net assets from operations	(5,616)	90,147	7,540	17,823	30,134

From contract transactions:
Payments received from contract owners	5,963	9,000	3,000	6,000	-
Payments for contract benefits or terminations	(52,094)	(185,212)	(30,059)	(10,328)	(539)
Transfers between sub-accounts (including fixed account), net	72,697	(44,022)	303	(12,380)	(19,471)
Contract maintenance charges	(19)	(24)	(33)	(23)	(4,044)
Increase (decrease) in net assets from contract transactions	26,547	(220,258)	(26,789)	(16,731)	(24,054)

Increase (decrease) in net assets	20,931	(130,111)	(19,249)	1,092	6,080
Net assets at beginning of period	186,918	462,023	350,260	247,120	252,656
Net assets at end of period	$207,849	$331,912	$331,011	$248,212	$258,736

Beginning units	13,710	27,502	26,584	18,037	19,996
Units issued	6,917	612	2,065	1,542	185
Units redeemed	(5,381)	(13,989)	(4,501)	(3,213)	(2,133)
Ending units	15,246	14,125	24,148	16,366	18,048

The accompanying Notes to Financial Statements are an integral part of this statement.

30

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	SST SA T. Rowe Price Growth Stock Portfolio Class 3	SST SA Wellington Real Return Portfolio Class 1	SST SA Wellington Real Return Portfolio Class 3	SAST SA AB Growth Portfolio Class 1
For the Year Ended December 31, 2021
From operations:
Dividends	$2,053,469	$-	$2,495	$7,205,653	$-
Mortality and expense risk and administrative charges	(1,168,786)	(6,967)	(781)	(4,323,588)	(7,749,958)
Net investment income (loss)	884,683	(6,967)	1,714	2,882,065	(7,749,958)
Net realized gain (loss)	1,266,159	17,692	390	2,064,773	28,531,358
Capital gain distribution from mutual funds	6,238,159	179,392	5,136	9,572,995	40,376,350
Change in unrealized appreciation (depreciation) of investments	5,374,846	(87,764)	(1,425)	(6,276,183)	61,943,738
Increase (decrease) in net assets from operations	13,763,847	102,353	5,815	8,243,650	123,101,488

From contract transactions:
Payments received from contract owners	12,633,372	3,789	78,500	24,348,356	2,218,059
Payments for contract benefits or terminations	(4,140,684)	(90,428)	-	(30,954,691)	(49,889,380)
Transfers between sub-accounts (including fixed account), net	(121,527)	19,483	21,875	42,778,350	(8,521,245)
Contract maintenance charges	(1,265,711)	(78)	(1,983)	(3,792,017)	(151,549)
Adjustments to net assets allocated to contracts in payout period	-	-	-	(1,027)	393,477
Increase (decrease) in net assets from contract transactions	7,105,450	(67,234)	98,392	32,378,971	(55,950,638)

Increase (decrease) in net assets	20,869,297	35,119	104,207	40,622,621	67,150,850
Net assets at beginning of period	79,970,194	550,862	89,914	281,243,517	484,973,886
Net assets at end of period	$100,839,491	$585,981	$194,121	$321,866,138	$552,124,736

Beginning units	5,494,623	22,399	7,982	22,973,892	8,043,668
Units issued	1,151,056	1,133	9,063	6,706,920	91,481
Units redeemed	(716,192)	(3,596)	(540)	(4,181,245)	(804,543)
Ending units	5,929,487	19,936	16,505	25,499,567	7,330,606

For the Year Ended December 31, 2020
From operations:
Mortality and expense risk and administrative charges	$(887,002)	$(5,832)	$(475)	$(3,769,422)	$(6,474,286)
Net investment income (loss)	(887,002)	(5,832)	(475)	(3,769,422)	(6,474,286)
Net realized gain (loss)	(420,967)	7,194	(73)	(294,724)	31,866,410
Capital gain distribution from mutual funds	-	-	-	-	40,423,896
Change in unrealized appreciation (depreciation) of investments	10,637,785	159,489	4,923	16,295,416	60,480,282
Increase (decrease) in net assets from operations	9,329,816	160,851	4,375	12,231,270	126,296,302

From contract transactions:
Payments received from contract owners	8,134,325	-	-	9,398,740	1,430,334
Payments for contract benefits or terminations	(2,627,591)	(137,007)	-	(21,508,544)	(41,304,272)
Transfers between sub-accounts (including fixed account), net	(806,971)	71,664	9,631	12,377,963	(19,459,550)
Contract maintenance charges	(970,862)	(70)	(1,036)	(3,204,631)	(172,703)
Adjustments to net assets allocated to contracts in payout period	-	-	-	(336)	22,438
Increase (decrease) in net assets from contract transactions	3,728,901	(65,413)	8,595	(2,936,808)	(59,483,753)

Increase (decrease) in net assets	13,058,717	95,438	12,970	9,294,462	66,812,549
Net assets at beginning of period	66,911,477	455,424	76,944	271,949,055	418,161,337
Net assets at end of period	$79,970,194	$550,862	$89,914	$281,243,517	$484,973,886

Beginning units	5,164,089	24,882	7,266	23,408,737	9,156,462
Units issued	1,098,519	7,429	1,805	5,214,366	199,999
Units redeemed	(767,985)	(9,912)	(1,089)	(5,649,211)	(1,312,793)
Ending units	5,494,623	22,399	7,982	22,973,892	8,043,668

The accompanying Notes to Financial Statements are an integral part of this statement.

31

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA AB Growth Portfolio Class 2	SAST SA AB Growth Portfolio Class 3	SAST SA AB Small & Mid Cap Value Portfolio Class 1	SAST SA AB Small & Mid Cap Value Portfolio Class 2	SAST SA AB Small & Mid Cap Value Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$-	$-	$6,522	$58,364	$1,671,935
Mortality and expense risk and administrative charges	(944,484)	(7,365,268)	(3,940)	(178,931)	(5,807,495)
Net investment income (loss)	(944,484)	(7,365,268)	2,582	(120,567)	(4,135,560)
Net realized gain (loss)	3,842,778	38,255,897	32,770	195,204	6,119,586
Capital gain distribution from mutual funds	4,767,045	41,843,023	6,390	69,645	2,384,387
Change in unrealized appreciation (depreciation) of investments	6,546,949	45,354,102	163,745	3,103,532	105,005,418
Increase (decrease) in net assets from operations	14,212,288	118,087,754	205,487	3,247,814	109,373,831

From contract transactions:
Payments received from contract owners	718,896	73,512,510	533,117	15,629	21,340,375
Payments for contract benefits or terminations	(6,682,865)	(46,931,579)	(11,765)	(1,431,230)	(43,161,246)
Transfers between sub-accounts (including fixed account), net	(1,755,343)	(29,054,712)	11,846	(478,748)	(42,013,225)
Contract maintenance charges	(81,675)	(2,848,337)	(1,482)	(23,975)	(3,070,875)
Adjustments to net assets allocated to contracts in payout period	8,253	109,922	-	39,990	19,846
Increase (decrease) in net assets from contract transactions	(7,792,734)	(5,212,196)	531,716	(1,878,334)	(66,885,125)

Increase (decrease) in net assets	6,419,554	112,875,558	737,203	1,369,480	42,488,706
Net assets at beginning of period	57,309,849	434,336,876	260,448	9,905,755	339,970,634
Net assets at end of period	$63,729,403	$547,212,434	$997,651	$11,275,235	$382,459,340

Beginning units	418,214	5,983,240	24,670	249,091	11,530,631
Units issued	7,215	1,914,171	52,602	4,470	1,480,701
Units redeemed	(58,177)	(1,399,869)	(7,497)	(42,655)	(3,237,342)
Ending units	367,252	6,497,542	69,775	210,906	9,773,990

For the Year Ended December 31, 2020
From operations:
Dividends	$-	$-	$1,432	$52,089	$1,737,641
Mortality and expense risk and administrative charges	(801,482)	(5,675,565)	(469)	(132,974)	(4,701,747)
Net investment income (loss)	(801,482)	(5,675,565)	963	(80,885)	(2,964,106)
Net realized gain (loss)	2,435,466	18,036,061	340	(524,723)	(30,040,915)
Capital gain distribution from mutual funds	4,848,321	36,592,595	4,276	202,481	7,731,709
Change in unrealized appreciation (depreciation) of investments	8,575,295	59,653,967	34,772	541,095	50,059,046
Increase (decrease) in net assets from operations	15,057,600	108,607,058	40,351	137,968	24,785,734

From contract transactions:
Payments received from contract owners	454,950	39,081,547	177,974	15,499	5,879,355
Payments for contract benefits or terminations	(4,462,523)	(35,149,612)	-	(635,548)	(29,781,759)
Transfers between sub-accounts (including fixed account), net	(2,469,518)	(29,337,235)	1,466	(92,312)	(1,638,911)
Contract maintenance charges	(86,837)	(1,954,627)	(767)	(21,884)	(2,743,681)
Adjustments to net assets allocated to contracts in payout period	3,417	(37,440)	-	(578)	(28,843)
Increase (decrease) in net assets from contract transactions	(6,560,511)	(27,397,367)	178,673	(734,823)	(28,313,839)

Increase (decrease) in net assets	8,497,089	81,209,691	219,024	(596,855)	(3,528,105)
Net assets at beginning of period	48,812,760	353,127,185	41,424	10,502,610	343,498,739
Net assets at end of period	$57,309,849	$434,336,876	$260,448	$9,905,755	$339,970,634

Beginning units	475,058	5,989,180	4,069	270,468	11,897,460
Units issued	9,594	1,466,212	22,002	16,109	3,335,120
Units redeemed	(66,438)	(1,472,152)	(1,401)	(37,486)	(3,701,949)
Ending units	418,214	5,983,240	24,670	249,091	11,530,631

The accompanying Notes to Financial Statements are an integral part of this statement.

32

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA American Funds Asset Allocation Portfolio Class 1	SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA American Funds Global Growth Portfolio Class 1	SAST SA American Funds Global Growth Portfolio Class 3	SAST SA American Funds Growth Portfolio Class 1
For the Year Ended December 31, 2021
From operations:
Dividends	$82,242	$16,553,910	$7,131	$263,630	$3,404
Mortality and expense risk and administrative charges	(31,912)	(19,990,383)	(9,230)	(6,290,438)	(9,701)
Net investment income (loss)	50,330	(3,436,473)	(2,099)	(6,026,808)	(6,297)
Net realized gain (loss)	355,364	15,165,124	6,787	11,606,316	51,841
Capital gain distribution from mutual funds	58,995	13,857,924	190,764	34,203,454	79,718
Change in unrealized appreciation (depreciation) of investments	389,663	161,327,373	22,480	16,525,413	210,050
Increase (decrease) in net assets from operations	854,352	186,913,948	217,932	56,308,375	335,312

From contract transactions:
Payments received from contract owners	2,735,930	297,885,115	1,858,538	38,082,356	1,331,118
Payments for contract benefits or terminations	(2,397,999)	(98,590,600)	(16,430)	(44,779,880)	(12,920)
Transfers between sub-accounts (including fixed account), net	74,166	29,777,142	52,184	(289,632)	(46,213)
Contract maintenance charges	(79,093)	(19,442,465)	(2,988)	(3,897,414)	(6,711)
Adjustments to net assets allocated to contracts in payout period	-	10,361	-	(36,738)	-
Increase (decrease) in net assets from contract transactions	333,004	209,639,553	1,891,304	(10,921,308)	1,265,274

Increase (decrease) in net assets	1,187,356	396,553,501	2,109,236	45,387,067	1,600,586
Net assets at beginning of period	7,205,548	1,315,299,702	355,503	390,560,649	703,646
Net assets at end of period	$8,392,904	$1,711,853,203	$2,464,739	$435,947,716	$2,304,232

Beginning units	499,737	58,948,212	22,995	12,379,344	37,847
Units issued	177,256	15,211,096	116,563	1,695,686	69,364
Units redeemed	(168,519)	(6,645,578)	(1,619)	(2,041,675)	(5,090)
Ending units	508,474	67,513,730	137,939	12,033,355	102,121

For the Year Ended December 31, 2020
From operations:
Dividends	$-	$-	$732	$195,521	$5,354
Mortality and expense risk and administrative charges	(26,197)	(14,598,890)	(708)	(5,280,051)	(2,590)
Net investment income (loss)	(26,197)	(14,598,890)	24	(5,084,530)	2,764
Net realized gain (loss)	(3,543)	6,134,634	534	(6,738,045)	22,419
Capital gain distribution from mutual funds	5,036	954,192	17,183	26,909,888	57,692
Change in unrealized appreciation (depreciation) of investments	892,360	133,515,109	32,283	73,746,384	136,055
Increase (decrease) in net assets from operations	867,656	126,005,045	50,024	88,833,697	218,930

From contract transactions:
Payments received from contract owners	1,397,538	213,281,516	219,544	17,359,555	273,257
Payments for contract benefits or terminations	(45,174)	(70,235,028)	-	(35,738,316)	-
Transfers between sub-accounts (including fixed account), net	716,441	9,682,325	(4,375)	(38,990,417)	53,319
Contract maintenance charges	(49,943)	(13,735,370)	(1,105)	(3,302,265)	(1,988)
Adjustments to net assets allocated to contracts in payout period	-	(20,080)	-	(6,532)	-
Increase (decrease) in net assets from contract transactions	2,018,862	138,973,363	214,064	(60,677,975)	324,588

Increase (decrease) in net assets	2,886,518	264,978,408	264,088	28,155,722	543,518
Net assets at beginning of period	4,319,030	1,050,321,294	91,415	362,404,927	160,128
Net assets at end of period	$7,205,548	$1,315,299,702	$355,503	$390,560,649	$703,646

Beginning units	335,415	52,222,684	7,673	14,755,988	13,028
Units issued	173,324	14,380,265	15,832	1,134,030	29,341
Units redeemed	(9,002)	(7,654,737)	(510)	(3,510,674)	(4,522)
Ending units	499,737	58,948,212	22,995	12,379,344	37,847

The accompanying Notes to Financial Statements are an integral part of this statement.

33

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA American Funds Growth Portfolio Class 3	SAST SA American Funds Growth- Income Portfolio Class 1	SAST SA American Funds Growth- Income Portfolio Class 3	SAST SA American Funds VCP Managed Allocation Portfolio Class 1	SAST SA American Funds VCP Managed Allocation Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$160,768	$20,697	$3,429,426	$12,980	$23,591,078
Mortality and expense risk and administrative charges	(9,127,378)	(8,620)	(4,901,662)	(3,996)	(26,403,329)
Net investment income (loss)	(8,966,610)	12,077	(1,472,236)	8,984	(2,812,251)
Net realized gain (loss)	29,816,604	27,594	2,894,636	6,247	53,192,148
Capital gain distribution from mutual funds	27,070,026	60,466	11,869,796	47,498	101,833,612
Change in unrealized appreciation (depreciation) of investments	67,160,913	231,527	53,811,685	33,387	86,927,048
Increase (decrease) in net assets from operations	115,080,933	331,664	67,103,881	96,116	239,140,557

From contract transactions:
Payments received from contract owners	213,466,569	1,159,235	69,018,088	28,500	81,266,160
Payments for contract benefits or terminations	(55,665,950)	(14,939)	(34,278,120)	(1,798)	(139,499,565)
Transfers between sub-accounts (including fixed account), net	(5,342,077)	(54,922)	(9,888,069)	580,386	17,796,137
Contract maintenance charges	(5,079,827)	(6,365)	(2,414,467)	(11,403)	(28,047,733)
Adjustments to net assets allocated to contracts in payout period	(4,567)	-	15,292	-	(4,505)
Increase (decrease) in net assets from contract transactions	147,374,148	1,083,009	22,452,724	595,685	(68,489,506)

Increase (decrease) in net assets	262,455,081	1,414,673	89,556,605	691,801	170,651,051
Net assets at beginning of period	505,024,430	566,945	294,885,882	255,238	1,831,250,710
Net assets at end of period	$767,479,511	$1,981,618	$384,442,487	$947,039	$2,001,901,761

Beginning units	12,378,564	42,180	11,193,282	18,777	110,809,630
Units issued	5,773,729	84,759	2,845,595	44,201	11,692,145
Units redeemed	(2,623,515)	(7,478)	(2,153,632)	(1,975)	(15,546,919)
Ending units	15,528,778	119,461	11,885,245	61,003	106,954,856

For the Year Ended December 31, 2020
From operations:
Dividends	$3,162,501	$8,600	$4,314,042	$-	$-
Mortality and expense risk and administrative charges	(5,815,797)	(1,965)	(3,708,563)	(922)	(23,189,642)
Net investment income (loss)	(2,653,296)	6,635	605,479	(922)	(23,189,642)
Net realized gain (loss)	12,444,515	8	(6,097,658)	694	21,920,950
Capital gain distribution from mutual funds	42,621,414	53,252	30,434,617	564	4,047,029
Change in unrealized appreciation (depreciation) of investments	117,174,726	1,885	6,415,423	21,694	124,921,224
Increase (decrease) in net assets from operations	169,587,359	61,780	31,357,861	22,030	127,699,561

From contract transactions:
Payments received from contract owners	74,655,027	329,424	30,002,207	111,233	71,880,062
Payments for contract benefits or terminations	(40,216,226)	(1,702)	(27,542,007)	(238)	(98,719,873)
Transfers between sub-accounts (including fixed account), net	(46,651,892)	21,247	4,600,534	(5,334)	28,673,858
Contract maintenance charges	(2,708,048)	(2,564)	(1,640,236)	(2,459)	(22,895,458)
Adjustments to net assets allocated to contracts in payout period	(48,042)	-	(9,930)	-	110
Increase (decrease) in net assets from contract transactions	(14,969,181)	346,405	5,410,568	103,202	(21,061,301)

Increase (decrease) in net assets	154,618,178	408,185	36,768,429	125,232	106,638,260
Net assets at beginning of period	350,406,252	158,760	258,117,453	130,006	1,724,612,450
Net assets at end of period	$505,024,430	$566,945	$294,885,882	$255,238	$1,831,250,710

Beginning units	12,907,285	13,323	10,983,835	10,419	112,600,523
Units issued	3,547,220	29,485	2,439,304	9,324	14,346,264
Units redeemed	(4,075,941)	(628)	(2,229,857)	(966)	(16,137,157)
Ending units	12,378,564	42,180	11,193,282	18,777	110,809,630

The accompanying Notes to Financial Statements are an integral part of this statement.

34

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA Columbia Technology Portfolio Class 1	SAST SA Columbia Technology Portfolio Class 2
For the Year Ended December 31, 2021
From operations:
Dividends	$329,753	$7,916	$6,209,697	$-	$-
Mortality and expense risk and administrative charges	(198,630)	(3,062)	(9,774,841)	(289,851)	(101,199)
Net investment income (loss)	131,123	4,854	(3,565,144)	(289,851)	(101,199)
Net realized gain (loss)	209,196	250	6,816,004	4,834,584	1,713,181
Capital gain distribution from mutual funds	999,014	109,401	102,825,049	8,376,932	2,937,800
Change in unrealized appreciation (depreciation) of investments	19,046	(72,379)	(61,876,335)	(6,875,633)	(2,533,287)
Increase (decrease) in net assets from operations	1,358,379	42,126	44,199,574	6,046,032	2,016,495

From contract transactions:
Payments received from contract owners	22,983,878	170,566	30,713,457	223,445	55,513
Payments for contract benefits or terminations	(556,570)	(1,926)	(46,641,690)	(1,143,106)	(641,837)
Transfers between sub-accounts (including fixed account), net	1,764,690	611,847	8,319,842	(25,239,032)	(8,161,413)
Contract maintenance charges	(160,065)	(8,322)	(10,466,924)	(4,609)	(8,929)
Adjustments to net assets allocated to contracts in payout period	-	-	95	2,603	-
Increase (decrease) in net assets from contract transactions	24,031,933	772,165	(18,075,220)	(26,160,699)	(8,756,666)

Increase (decrease) in net assets	25,390,312	814,291	26,124,354	(20,114,667)	(6,740,171)
Net assets at beginning of period	2,687,779	15,820	718,600,536	20,114,667	6,740,171
Net assets at end of period	$28,078,091	$830,111	$744,724,890	$-	$-

Beginning units	252,549	1,262	56,577,810	1,654,996	576,835
Units issued	2,312,939	61,314	5,313,820	85,308	31,896
Units redeemed	(207,966)	(844)	(6,698,274)	(1,740,304)	(608,731)
Ending units	2,357,522	61,732	55,193,356	-	-

For the Year Ended December 31, 2020
From operations:
Dividends	$10,330	$11	$270,270	$78,462	$21,182
Mortality and expense risk and administrative charges	(2,637)	(80)	(9,110,909)	(236,892)	(86,139)
Net investment income (loss)	7,693	(69)	(8,840,639)	(158,430)	(64,957)
Net realized gain (loss)	176	(36)	1,208,094	1,862,974	541,457
Capital gain distribution from mutual funds	-	336	15,405,423	1,347,712	493,817
Change in unrealized appreciation (depreciation) of investments	52,413	579	20,431,671	3,088,336	1,174,793
Increase (decrease) in net assets from operations	60,282	810	28,204,549	6,140,592	2,145,110

From contract transactions:
Payments received from contract owners	2,603,745	-	25,768,597	122,422	76,724
Payments for contract benefits or terminations	(1,065)	-	(37,872,769)	(1,233,572)	(337,485)
Transfers between sub-accounts (including fixed account), net	24,881	547	2,696,634	(82,513)	(563,263)
Contract maintenance charges	(64)	(195)	(9,051,619)	(4,904)	(9,913)
Adjustments to net assets allocated to contracts in payout period	-	-	24	(1,080)	-
Increase (decrease) in net assets from contract transactions	2,627,497	352	(18,459,133)	(1,199,647)	(833,937)

Increase (decrease) in net assets	2,687,779	1,162	9,745,416	4,940,945	1,311,173
Net assets at beginning of period	-	14,658	708,855,120	15,173,722	5,428,998
Net assets at end of period	$2,687,779	$15,820	$718,600,536	$20,114,667	$6,740,171

Beginning units	-	1,231	58,117,412	1,792,516	665,373
Units issued	252,770	54	5,591,353	248,088	29,856
Units redeemed	(221)	(23)	(7,130,955)	(385,608)	(118,394)
Ending units	252,549	1,262	56,577,810	1,654,996	576,835

The accompanying Notes to Financial Statements are an integral part of this statement.

35

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Columbia Technology Portfolio Class 3	SAST SA DFA Ultra Short Bond Portfolio Class 1	SAST SA DFA Ultra Short Bond Portfolio Class 2	SAST SA DFA Ultra Short Bond Portfolio Class 3	SAST SA Emerging Markets Equity Index Portfolio Class 1
For the Year Ended December 31, 2021
From operations:
Dividends	$-	$12,055	$-	$-	$831
Mortality and expense risk and administrative charges	(1,587,486)	(393,561)	(147,135)	(2,514,224)	(326)
Net investment income (loss)	(1,587,486)	(381,506)	(147,135)	(2,514,224)	505
Net realized gain (loss)	(799,367)	(254,898)	(49,183)	(1,363,596)	539
Capital gain distribution from mutual funds	64,220,438	-	-	-	-
Change in unrealized appreciation (depreciation) of investments	(25,941,785)	113,414	(14,787)	(6,526)	(4,430)
Increase (decrease) in net assets from operations	35,891,800	(522,990)	(211,105)	(3,884,346)	(3,386)

From contract transactions:
Payments received from contract owners	45,463,216	1,667,947	2,524,709	19,600,998	12,500
Payments for contract benefits or terminations	(9,401,794)	(5,547,718)	(3,582,000)	(28,723,296)	(1,981)
Transfers between sub-accounts (including fixed account), net	(171,735,264)	1,553,206	976,326	1,547,921	41,926
Contract maintenance charges	(870,465)	(22,326)	(13,295)	(2,104,867)	(445)
Adjustments to net assets allocated to contracts in payout period	(2,007)	27,844	45,146	35,219	-
Increase (decrease) in net assets from contract transactions	(136,546,314)	(2,321,047)	(49,114)	(9,644,025)	52,000

Increase (decrease) in net assets	(100,654,514)	(2,844,037)	(260,219)	(13,528,371)	48,614
Net assets at beginning of period	100,654,514	26,367,723	9,250,346	186,228,871	54,440
Net assets at end of period	$-	$23,523,686	$8,990,127	$172,700,500	$103,054

Beginning units	3,189,175	2,235,611	810,084	20,099,544	4,612
Units issued	1,374,417	1,237,768	395,767	8,067,154	4,676
Units redeemed	(4,563,592)	(1,435,762)	(402,038)	(9,166,680)	(208)
Ending units	-	2,037,617	803,813	19,000,018	9,080

For the Year Ended December 31, 2020
From operations:
Dividends	$302,082	$428,246	$145,845	$2,700,316	$1,003
Mortality and expense risk and administrative charges	(1,038,919)	(428,619)	(148,626)	(2,487,184)	(193)
Net investment income (loss)	(736,837)	(373)	(2,781)	213,132	810
Net realized gain (loss)	5,794,032	9,442	10,949	82,298	313
Capital gain distribution from mutual funds	7,381,800	-	-	-	-
Change in unrealized appreciation (depreciation) of investments	18,741,304	(375,040)	(150,165)	(2,639,110)	9,689
Increase (decrease) in net assets from operations	31,180,299	(365,971)	(141,997)	(2,343,680)	10,812

From contract transactions:
Payments received from contract owners	22,684,923	2,549,513	1,633,892	14,095,673	28,426
Payments for contract benefits or terminations	(7,415,198)	(10,890,388)	(5,094,360)	(45,418,828)	-
Transfers between sub-accounts (including fixed account), net	(5,019,974)	8,035,343	2,837,759	71,666,826	717
Contract maintenance charges	(410,870)	(24,733)	(16,059)	(1,851,982)	(198)
Adjustments to net assets allocated to contracts in payout period	(1,943)	8,185	14,017	6,106	-
Increase (decrease) in net assets from contract transactions	9,836,938	(322,080)	(624,751)	38,497,795	28,945

Increase (decrease) in net assets	41,017,237	(688,051)	(766,748)	36,154,115	39,757
Net assets at beginning of period	59,637,277	27,055,774	10,017,094	150,074,756	14,683
Net assets at end of period	$100,654,514	$26,367,723	$9,250,346	$186,228,871	$54,440

Beginning units	3,187,470	2,263,791	866,109	15,775,900	1,447
Units issued	1,248,636	2,503,967	599,472	16,950,689	3,418
Units redeemed	(1,246,931)	(2,532,147)	(655,497)	(12,627,045)	(253)
Ending units	3,189,175	2,235,611	810,084	20,099,544	4,612

The accompanying Notes to Financial Statements are an integral part of this statement.

36

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Emerging Markets Equity Index Portfolio Class 3	SAST SA Federated Hermes Corporate Bond Portfolio Class 1	SAST SA Federated Hermes Corporate Bond Portfolio Class 2	SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1
For the Year Ended December 31, 2021
From operations:
Dividends	$98,787	$1,539,790	$443,926	$22,608,087	$165
Mortality and expense risk and administrative charges	(108,906)	(779,463)	(250,153)	(10,534,009)	(3,487)
Net investment income (loss)	(10,119)	760,327	193,773	12,074,078	(3,322)
Net realized gain (loss)	474,401	440,825	107,583	1,924,710	4,073
Capital gain distribution from mutual funds	-	141,198	43,087	2,216,444	46,405
Change in unrealized appreciation (depreciation) of investments	(1,127,741)	(1,841,602)	(544,992)	(22,584,233)	23,253
Increase (decrease) in net assets from operations	(663,459)	(499,252)	(200,549)	(6,369,001)	70,409

From contract transactions:
Payments received from contract owners	5,840,942	911,439	316,926	142,353,425	395,179
Payments for contract benefits or terminations	(225,829)	(6,668,156)	(3,010,783)	(63,757,387)	(14,575)
Transfers between sub-accounts (including fixed account), net	1,327,466	1,124,770	690,036	76,883,465	24,851
Contract maintenance charges	(77,158)	(14,476)	(17,413)	(7,901,919)	(1,028)
Adjustments to net assets allocated to contracts in payout period	-	3,724	36,247	19,553	-
Increase (decrease) in net assets from contract transactions	6,865,421	(4,642,699)	(1,984,987)	147,597,137	404,427

Increase (decrease) in net assets	6,201,962	(5,141,951)	(2,185,536)	141,228,136	474,836
Net assets at beginning of period	4,965,623	54,423,746	17,417,780	669,007,576	220,030
Net assets at end of period	$11,167,585	$49,281,795	$15,232,244	$810,235,712	$694,866

Beginning units	432,633	1,528,690	496,567	28,553,812	16,203
Units issued	868,566	123,601	38,006	12,302,451	30,805
Units redeemed	(280,503)	(239,166)	(95,818)	(5,048,416)	(1,188)
Ending units	1,020,696	1,413,125	438,755	35,807,847	45,820

For the Year Ended December 31, 2020
From operations:
Dividends	$79,016	$2,101,855	$646,538	$23,053,168	$388
Mortality and expense risk and administrative charges	(42,496)	(811,127)	(270,987)	(8,697,365)	(644)
Net investment income (loss)	36,520	1,290,728	375,551	14,355,803	(256)
Net realized gain (loss)	113,913	713,189	24,195	(1,198,221)	846
Capital gain distribution from mutual funds	-	720,725	231,051	8,395,329	3,897
Change in unrealized appreciation (depreciation) of investments	643,542	1,031,066	517,951	16,859,946	23,106
Increase (decrease) in net assets from operations	793,975	3,755,708	1,148,748	38,412,857	27,593

From contract transactions:
Payments received from contract owners	1,475,204	315,500	485,095	58,067,965	137,651
Payments for contract benefits or terminations	(80,104)	(5,758,959)	(1,920,761)	(50,832,336)	(1,260)
Transfers between sub-accounts (including fixed account), net	617,972	624,613	(255,974)	38,986,890	1,639
Contract maintenance charges	(23,327)	(16,980)	(21,536)	(6,051,414)	(829)
Adjustments to net assets allocated to contracts in payout period	-	6,881	1,159	(9,449)	-
Increase (decrease) in net assets from contract transactions	1,989,745	(4,828,945)	(1,712,017)	40,161,656	137,201

Increase (decrease) in net assets	2,783,720	(1,073,237)	(563,269)	78,574,513	164,794
Net assets at beginning of period	2,181,903	55,496,983	17,981,049	590,433,063	55,236
Net assets at end of period	$4,965,623	$54,423,746	$17,417,780	$669,007,576	$220,030

Beginning units	219,368	1,670,568	549,723	26,537,731	4,961
Units issued	351,123	85,959	39,007	8,096,059	11,752
Units redeemed	(137,858)	(227,837)	(92,163)	(6,079,978)	(510)
Ending units	432,633	1,528,690	496,567	28,553,812	16,203

The accompanying Notes to Financial Statements are an integral part of this statement.

37

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA Fixed Income Index Portfolio Class 1
For the Year Ended December 31, 2021
From operations:
Dividends	$-	$274,943	$57,865	$1,991,727	$-
Mortality and expense risk and administrative charges	(75,817)	(286,968)	(69,957)	(2,475,492)	-
Net investment income (loss)	(75,817)	(12,025)	(12,092)	(483,765)	-
Net realized gain (loss)	113,083	44,023	(6,757)	1,855,413	-
Capital gain distribution from mutual funds	530,229	-	-	-	-
Change in unrealized appreciation (depreciation) of investments	519	5,896,691	1,400,688	49,555,277	1
Increase (decrease) in net assets from operations	568,014	5,928,689	1,381,839	50,926,925	1

From contract transactions:
Payments received from contract owners	3,925,596	125,289	7,264	7,332,311	-
Payments for contract benefits or terminations	(138,919)	(1,849,889)	(705,692)	(17,501,949)	-
Transfers between sub-accounts (including fixed account), net	1,254,910	(340,315)	(214,942)	(23,993,390)	749
Contract maintenance charges	(57,933)	(5,671)	(6,113)	(1,463,074)	-
Adjustments to net assets allocated to contracts in payout period	-	7,852	421	9,877	-
Increase (decrease) in net assets from contract transactions	4,983,654	(2,062,734)	(919,062)	(35,616,225)	749

Increase (decrease) in net assets	5,551,668	3,865,955	462,777	15,310,700	750
Net assets at beginning of period	2,923,039	16,881,043	4,197,208	149,769,614	-
Net assets at end of period	$8,474,707	$20,746,998	$4,659,985	$165,080,314	$750

Beginning units	218,419	404,338	104,429	7,232,081	-
Units issued	409,761	15,629	841	857,057	67
Units redeemed	(55,227)	(56,067)	(20,520)	(2,177,704)	-
Ending units	572,953	363,900	84,750	5,911,434	67

For the Year Ended December 31, 2020
From operations:
Dividends	$4,217	$318,924	$71,731	$2,378,174	$-
Mortality and expense risk and administrative charges	(21,547)	(259,361)	(64,269)	(2,107,737)	-
Net investment income (loss)	(17,330)	59,563	7,462	270,437	-
Net realized gain (loss)	35,851	(645,469)	(125,751)	(4,074,159)	-
Capital gain distribution from mutual funds	73,039	713,654	176,727	6,168,793	-
Change in unrealized appreciation (depreciation) of investments	399,872	(855,019)	(180,954)	(5,980,998)	-
Increase (decrease) in net assets from operations	491,432	(727,271)	(122,516)	(3,615,927)	-

From contract transactions:
Payments received from contract owners	1,358,179	238,413	4,339	4,765,852	-
Payments for contract benefits or terminations	(40,532)	(2,147,845)	(385,888)	(12,903,240)	-
Transfers between sub-accounts (including fixed account), net	192,913	(626,413)	55,741	11,666,093	-
Contract maintenance charges	(17,674)	(6,607)	(7,139)	(1,296,067)	-
Adjustments to net assets allocated to contracts in payout period	-	3,138	22	(7,846)	-
Increase (decrease) in net assets from contract transactions	1,492,886	(2,539,314)	(332,925)	2,224,792	-

Increase (decrease) in net assets	1,984,318	(3,266,585)	(455,441)	(1,391,135)	-
Net assets at beginning of period	938,721	20,147,628	4,652,649	151,160,749	-
Net assets at end of period	$2,923,039	$16,881,043	$4,197,208	$149,769,614	$-

Beginning units	84,747	469,192	112,600	6,981,944	-
Units issued	160,900	17,911	8,129	1,379,905	-
Units redeemed	(27,228)	(82,765)	(16,300)	(1,129,768)	-
Ending units	218,419	404,338	104,429	7,232,081	-

The accompanying Notes to Financial Statements are an integral part of this statement.

38

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Fixed Income Index Portfolio Class 3	SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$1,201,828	$325,057	$5,737,184	$756,750	$6,169,119
Mortality and expense risk and administrative charges	(728,468)	(357,979)	(4,890,826)	(707,688)	(5,891,174)
Net investment income (loss)	473,360	(32,922)	846,358	49,062	277,945
Net realized gain (loss)	509,073	195,329	(3,545,509)	(72,127)	4,510,163
Capital gain distribution from mutual funds	729,733	37,512	2,138,147	303,119	2,598,775
Change in unrealized appreciation (depreciation) of investments	(3,502,258)	(1,055,920)	77,744,700	10,533,185	85,224,281
Increase (decrease) in net assets from operations	(1,790,092)	(856,001)	77,183,696	10,813,239	92,611,164

From contract transactions:
Payments received from contract owners	17,376,390	4,280,325	1,493,063	523,657	15,454,467
Payments for contract benefits or terminations	(3,694,251)	(2,014,570)	(36,487,153)	(5,109,716)	(43,794,574)
Transfers between sub-accounts (including fixed account), net	3,156,838	2,478,577	(8,814,311)	(1,316,718)	(28,431,208)
Contract maintenance charges	(718,695)	(383,494)	(77,892)	(62,081)	(2,496,774)
Adjustments to net assets allocated to contracts in payout period	1,577	907	75,684	69,403	23,472
Increase (decrease) in net assets from contract transactions	16,121,859	4,361,745	(43,810,609)	(5,895,455)	(59,244,617)

Increase (decrease) in net assets	14,331,767	3,505,744	33,373,087	4,917,784	33,366,547
Net assets at beginning of period	50,853,686	27,805,299	287,806,375	41,053,801	353,274,697
Net assets at end of period	$65,185,453	$31,311,043	$321,179,462	$45,971,585	$386,641,244

Beginning units	4,513,294	2,589,661	3,846,631	565,642	10,197,041
Units issued	2,770,190	1,002,479	43,013	10,281	1,032,902
Units redeemed	(1,292,076)	(585,751)	(532,656)	(80,657)	(2,256,451)
Ending units	5,991,408	3,006,389	3,356,988	495,266	8,973,492

For the Year Ended December 31, 2020
From operations:
Dividends	$937,895	$531,429	$5,667,202	$731,024	$6,030,571
Mortality and expense risk and administrative charges	(460,884)	(348,194)	(4,165,124)	(594,228)	(4,900,260)
Net investment income (loss)	477,011	183,235	1,502,078	136,796	1,130,311
Net realized gain (loss)	935,095	966,263	(15,745,979)	(1,741,277)	(16,436,624)
Capital gain distribution from mutual funds	148,772	-	16,410,743	2,307,495	20,062,054
Change in unrealized appreciation (depreciation) of investments	309,174	(97,142)	(14,817,882)	(2,262,677)	(11,544,703)
Increase (decrease) in net assets from operations	1,870,052	1,052,356	(12,651,040)	(1,559,663)	(6,788,962)

From contract transactions:
Payments received from contract owners	13,131,462	3,852,449	719,092	789,082	7,835,835
Payments for contract benefits or terminations	(2,670,383)	(1,338,237)	(25,691,532)	(3,233,842)	(31,996,400)
Transfers between sub-accounts (including fixed account), net	17,921,244	7,005,116	(6,447,127)	186,841	24,241,363
Contract maintenance charges	(419,747)	(358,415)	(92,907)	(64,912)	(2,188,333)
Adjustments to net assets allocated to contracts in payout period	(90)	(7)	52,849	(1,542)	(12,598)
Increase (decrease) in net assets from contract transactions	27,962,486	9,160,906	(31,459,625)	(2,324,373)	(2,120,133)

Increase (decrease) in net assets	29,832,538	10,213,262	(44,110,665)	(3,884,036)	(8,909,095)
Net assets at beginning of period	21,021,148	17,592,037	331,917,040	44,937,837	362,183,792
Net assets at end of period	$50,853,686	$27,805,299	$287,806,375	$41,053,801	$353,274,697

Beginning units	1,998,053	1,711,873	4,305,832	600,657	9,987,562
Units issued	3,661,178	2,386,612	117,343	38,333	1,955,053
Units redeemed	(1,145,937)	(1,508,824)	(576,544)	(73,348)	(1,745,574)
Ending units	4,513,294	2,589,661	3,846,631	565,642	10,197,041

The accompanying Notes to Financial Statements are an integral part of this statement.

39

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Franklin Small Company Value Portfolio Class 1	SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$387	$1,444,660	$607,114	$123,819	$3,797,676
Mortality and expense risk and administrative charges	(74)	(2,418,506)	(414,463)	(90,306)	(2,373,933)
Net investment income (loss)	313	(973,846)	192,651	33,513	1,423,743
Net realized gain (loss)	16	(1,481,145)	629,813	140,418	2,899,001
Capital gain distribution from mutual funds	1,911	8,744,729	1,616,818	350,008	10,957,630
Change in unrealized appreciation (depreciation) of investments	(639)	26,673,403	2,936,449	604,776	16,548,196
Increase (decrease) in net assets from operations	1,601	32,963,141	5,375,731	1,128,715	31,828,570

From contract transactions:
Payments received from contract owners	24,247	12,066,984	118,312	30,498	35,277,949
Payments for contract benefits or terminations	(183)	(17,308,176)	(2,534,283)	(724,304)	(17,803,969)
Transfers between sub-accounts (including fixed account), net	20,489	(8,306,515)	(907,570)	66,218	(4,674,142)
Contract maintenance charges	(136)	(1,495,875)	(14,224)	(7,624)	(1,380,651)
Adjustments to net assets allocated to contracts in payout period	-	7,454	2,569	4,460	455
Increase (decrease) in net assets from contract transactions	44,417	(15,036,128)	(3,335,196)	(630,752)	11,419,642

Increase (decrease) in net assets	46,018	17,927,013	2,040,535	497,963	43,248,212
Net assets at beginning of period	-	145,226,411	25,471,589	5,455,665	140,064,294
Net assets at end of period	$46,018	$163,153,424	$27,512,124	$5,953,628	$183,312,506

Beginning units	-	7,145,579	654,164	142,746	4,220,974
Units issued	3,280	1,077,929	27,338	8,592	1,245,621
Units redeemed	(102)	(1,741,111)	(101,821)	(23,560)	(959,739)
Ending units	3,178	6,482,397	579,681	127,778	4,506,856

For the Year Ended December 31, 2020
From operations:
Dividends	$-	$1,360,802	$537,266	$108,259	$2,646,037
Mortality and expense risk and administrative charges	-	(2,007,188)	(365,386)	(79,623)	(1,695,442)
Net investment income (loss)	-	(646,386)	171,880	28,636	950,595
Net realized gain (loss)	-	(13,950,234)	429,902	16,203	(784,189)
Capital gain distribution from mutual funds	-	7,491,524	2,989,389	653,068	16,305,856
Change in unrealized appreciation (depreciation) of investments	-	18,087,341	(2,552,032)	(460,555)	(7,079,882)
Increase (decrease) in net assets from operations	-	10,982,245	1,039,139	237,352	9,392,380

From contract transactions:
Payments received from contract owners	-	3,561,508	126,051	2,886	20,757,037
Payments for contract benefits or terminations	-	(12,694,850)	(2,658,940)	(522,132)	(9,715,417)
Transfers between sub-accounts (including fixed account), net	-	(230,380)	(958,247)	(228,614)	2,003,806
Contract maintenance charges	-	(1,323,130)	(14,415)	(8,877)	(826,189)
Adjustments to net assets allocated to contracts in payout period	-	(2,882)	(1,537)	(1,552)	-
Increase (decrease) in net assets from contract transactions	-	(10,689,734)	(3,507,088)	(758,289)	12,219,237

Increase (decrease) in net assets	-	292,511	(2,467,949)	(520,937)	21,611,617
Net assets at beginning of period	-	144,933,900	27,939,538	5,976,602	118,452,677
Net assets at end of period	$-	$145,226,411	$25,471,589	$5,455,665	$140,064,294

Beginning units	-	7,386,700	754,109	165,317	3,799,420
Units issued	-	1,956,758	33,148	5,672	1,336,094
Units redeemed	-	(2,197,879)	(133,093)	(28,243)	(914,540)
Ending units	-	7,145,579	654,164	142,746	4,220,974

The accompanying Notes to Financial Statements are an integral part of this statement.

40

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Franklin Tactical Opportunities Portfolio Class 1	SAST SA Franklin Tactical Opportunities Portfolio Class 3	SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 1	SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	SAST SA Global Index Allocation 60/40 Portfolio Class 1
For the Year Ended December 31, 2021
From operations:
Dividends	$447	$606,228	$11	$-	$1,607
Mortality and expense risk and administrative charges	(202)	(786,533)	(32)	(44,515)	(489)
Net investment income (loss)	245	(180,305)	(21)	(44,515)	1,118
Net realized gain (loss)	282	571,828	60	145,412	5,556
Capital gain distribution from mutual funds	2,451	4,164,379	-	-	2,604
Change in unrealized appreciation (depreciation) of investments	2,229	2,826,055	1,216	640,032	2,030
Increase (decrease) in net assets from operations	5,207	7,381,957	1,255	740,929	11,308

From contract transactions:
Payments received from contract owners	-	12,142,679	11,245	2,669,075	-
Payments for contract benefits or terminations	(552)	(2,184,416)	-	(167,907)	-
Transfers between sub-accounts (including fixed account), net	1,086	554,162	7,563	332,025	(33,398)
Contract maintenance charges	(610)	(863,929)	(34)	(34,116)	(1,442)
Increase (decrease) in net assets from contract transactions	(76)	9,648,496	18,774	2,799,077	(34,840)

Increase (decrease) in net assets	5,131	17,030,453	20,029	3,540,006	(23,532)
Net assets at beginning of period	36,114	51,712,492	-	1,746,447	123,562
Net assets at end of period	$41,245	$68,742,945	$20,029	$5,286,453	$100,030

Beginning units	2,934	4,343,112	-	148,983	10,023
Units issued	86	1,144,891	1,381	259,804	315
Units redeemed	(94)	(395,215)	(34)	(44,651)	(2,923)
Ending units	2,926	5,092,788	1,347	364,136	7,415

For the Year Ended December 31, 2020
From operations:
Dividends	$458	$556,417	$-	$21,393	$1,862
Mortality and expense risk and administrative charges	(166)	(568,840)	-	(11,966)	(123)
Net investment income (loss)	292	(12,423)	-	9,427	1,739
Net realized gain (loss)	42	134,004	-	11,065	31
Capital gain distribution from mutual funds	128	183,872	-	11,409	1,212
Change in unrealized appreciation (depreciation) of investments	2,168	3,576,780	-	224,714	8,463
Increase (decrease) in net assets from operations	2,630	3,882,233	-	256,615	11,445

From contract transactions:
Payments received from contract owners	-	7,985,113	-	1,064,842	110,317
Payments for contract benefits or terminations	(535)	(1,318,197)	-	(13,746)	-
Transfers between sub-accounts (including fixed account), net	1,312	1,782,903	-	331,997	2,180
Contract maintenance charges	(542)	(627,171)	-	(7,460)	(380)
Increase (decrease) in net assets from contract transactions	235	7,822,648	-	1,375,633	112,117

Increase (decrease) in net assets	2,865	11,704,881	-	1,632,248	123,562
Net assets at beginning of period	33,249	40,007,611	-	114,199	-
Net assets at end of period	$36,114	$51,712,492	$-	$1,746,447	$123,562

Beginning units	2,915	3,590,758	-	10,549	-
Units issued	118	1,194,428	-	153,530	10,054
Units redeemed	(99)	(442,074)	-	(15,096)	(31)
Ending units	2,934	4,343,112	-	148,983	10,023

The accompanying Notes to Financial Statements are an integral part of this statement.

41

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Global Index Allocation 60/40 Portfolio Class 3	SAST SA Global Index Allocation 75/25 Portfolio Class 1	SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA Global Index Allocation 90/10 Portfolio Class 1	SAST SA Global Index Allocation 90/10 Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$813,499	$1,878	$807,606	$41,717	$2,064,383
Mortality and expense risk and administrative charges	(736,967)	(634)	(703,400)	(16,370)	(2,663,149)
Net investment income (loss)	76,532	1,244	104,206	25,347	(598,766)
Net realized gain (loss)	830,529	1,052	552,243	17,861	2,811,468
Capital gain distribution from mutual funds	1,675,361	2,230	1,202,155	39,909	2,286,400
Change in unrealized appreciation (depreciation) of investments	1,875,159	8,435	3,587,033	391,800	21,691,014
Increase (decrease) in net assets from operations	4,457,581	12,961	5,445,637	474,917	26,190,116

From contract transactions:
Payments received from contract owners	12,350,458	-	14,209,289	916,001	56,483,720
Payments for contract benefits or terminations	(4,205,235)	-	(1,612,023)	(1,109)	(7,695,593)
Transfers between sub-accounts (including fixed account), net	2,958,009	(719)	3,394,036	34,389	(13,270)
Contract maintenance charges	(747,446)	(1,651)	(753,509)	(48,382)	(2,896,363)
Increase (decrease) in net assets from contract transactions	10,355,786	(2,370)	15,237,793	900,899	45,878,494

Increase (decrease) in net assets	14,813,367	10,591	20,683,430	1,375,816	72,068,610
Net assets at beginning of period	50,439,709	108,504	44,860,171	2,879,426	170,618,894
Net assets at end of period	$65,253,076	$119,095	$65,543,601	$4,255,242	$242,687,504

Beginning units	4,216,976	8,770	3,722,086	232,434	14,172,789
Units issued	1,270,995	39	1,491,671	69,829	5,322,041
Units redeemed	(448,831)	(217)	(314,746)	(3,975)	(1,813,590)
Ending units	5,039,140	8,592	4,899,011	298,288	17,681,240

For the Year Ended December 31, 2020
From operations:
Dividends	$677,091	$1,513	$535,319	$-	$-
Mortality and expense risk and administrative charges	(491,022)	(482)	(447,596)	(9,022)	(1,743,495)
Net investment income (loss)	186,069	1,031	87,723	(9,022)	(1,743,495)
Net realized gain (loss)	130,058	873	157,497	4,283	33,707
Capital gain distribution from mutual funds	493,582	891	355,691	-	-
Change in unrealized appreciation (depreciation) of investments	4,169,016	12,823	4,009,240	572,124	19,718,906
Increase (decrease) in net assets from operations	4,978,725	15,618	4,610,151	567,385	18,009,118

From contract transactions:
Payments received from contract owners	12,558,882	-	10,472,729	1,544,900	32,601,743
Payments for contract benefits or terminations	(1,598,579)	-	(1,336,422)	(1,074)	(5,399,574)
Transfers between sub-accounts (including fixed account), net	3,373,278	36,489	18,913	1,552	(1,131,262)
Contract maintenance charges	(489,583)	(1,286)	(486,646)	(27,334)	(1,979,666)
Increase (decrease) in net assets from contract transactions	13,843,998	35,203	8,668,574	1,518,044	24,091,241

Increase (decrease) in net assets	18,822,723	50,821	13,278,725	2,085,429	42,100,359
Net assets at beginning of period	31,616,986	57,683	31,581,446	793,997	128,518,535
Net assets at end of period	$50,439,709	$108,504	$44,860,171	$2,879,426	$170,618,894

Beginning units	2,909,112	5,217	2,902,786	71,789	11,822,681
Units issued	1,607,569	3,888	1,214,945	165,484	4,400,651
Units redeemed	(299,705)	(335)	(395,645)	(4,839)	(2,050,543)
Ending units	4,216,976	8,770	3,722,086	232,434	14,172,789

The accompanying Notes to Financial Statements are an integral part of this statement.

42

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Goldman Sachs Global Bond Portfolio Class 1	SAST SA Goldman Sachs Global Bond Portfolio Class 2	SAST SA Goldman Sachs Global Bond Portfolio Class 3	SAST SA Goldman Sachs Multi- Asset Insights Portfolio Class 1	SAST SA Goldman Sachs Multi- Asset Insights Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$434,605	$96,168	$5,372,380	$32	$65,236
Mortality and expense risk and administrative charges	(275,774)	(67,204)	(3,268,873)	(31)	(326,746)
Net investment income (loss)	158,831	28,964	2,103,507	1	(261,510)
Net realized gain (loss)	(56,372)	43,437	1,719,081	140	383,698
Capital gain distribution from mutual funds	-	-	-	1,136	4,191,758
Change in unrealized appreciation (depreciation) of investments	(1,794,893)	(477,791)	(24,090,832)	(222)	(1,235,132)
Increase (decrease) in net assets from operations	(1,692,434)	(405,390)	(20,268,244)	1,055	3,078,814

From contract transactions:
Payments received from contract owners	111,993	9,037	23,206,937	-	4,686,571
Payments for contract benefits or terminations	(2,278,973)	(685,152)	(22,986,076)	(552)	(1,322,795)
Transfers between sub-accounts (including fixed account), net	187,188	145,112	30,101,831	35	1,862,574
Contract maintenance charges	(5,580)	(5,327)	(2,664,041)	(113)	(352,585)
Adjustments to net assets allocated to contracts in payout period	(6,772)	(2,116)	4,339	-	-
Increase (decrease) in net assets from contract transactions	(1,992,144)	(538,446)	27,662,990	(630)	4,873,765

Increase (decrease) in net assets	(3,684,578)	(943,836)	7,394,746	425	7,952,579
Net assets at beginning of period	20,210,493	4,905,058	223,898,433	7,466	21,698,611
Net assets at end of period	$16,525,915	$3,961,222	$231,293,179	$7,891	$29,651,190

Beginning units	803,649	201,256	14,480,643	601	1,812,483
Units issued	73,796	16,221	4,862,994	6	594,663
Units redeemed	(152,086)	(38,998)	(2,809,493)	(52)	(219,985)
Ending units	725,359	178,479	16,534,144	555	2,187,161

For the Year Ended December 31, 2020
From operations:
Dividends	$119,804	$21,858	$800,227	$24	$32,323
Mortality and expense risk and administrative charges	(294,822)	(75,675)	(2,958,709)	(28)	(244,804)
Net investment income (loss)	(175,018)	(53,817)	(2,158,482)	(4)	(212,481)
Net realized gain (loss)	(83,813)	22,745	1,388,348	9	116,254
Capital gain distribution from mutual funds	-	-	-	75	223,620
Change in unrealized appreciation (depreciation) of investments	2,125,686	486,778	19,633,337	628	1,937,045
Increase (decrease) in net assets from operations	1,866,855	455,706	18,863,203	708	2,064,438

From contract transactions:
Payments received from contract owners	109,181	105,983	10,298,018	-	4,040,183
Payments for contract benefits or terminations	(2,135,870)	(632,588)	(17,693,464)	(536)	(721,264)
Transfers between sub-accounts (including fixed account), net	982,770	29,441	7,266,672	65	(1,155,962)
Contract maintenance charges	(6,799)	(7,178)	(2,260,428)	(97)	(265,760)
Adjustments to net assets allocated to contracts in payout period	1,700	52	(414)	-	-
Increase (decrease) in net assets from contract transactions	(1,049,018)	(504,290)	(2,389,616)	(568)	1,897,197

Increase (decrease) in net assets	817,837	(48,584)	16,473,587	140	3,961,635
Net assets at beginning of period	19,392,656	4,953,642	207,424,846	7,326	17,736,976
Net assets at end of period	$20,210,493	$4,905,058	$223,898,433	$7,466	$21,698,611

Beginning units	848,448	223,280	14,671,530	655	1,627,092
Units issued	78,772	14,234	3,628,528	14	522,829
Units redeemed	(123,571)	(36,258)	(3,819,415)	(68)	(337,438)
Ending units	803,649	201,256	14,480,643	601	1,812,483

The accompanying Notes to Financial Statements are an integral part of this statement.

43

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Index Allocation 60/40 Portfolio Class 1	SAST SA Index Allocation 60/40 Portfolio Class 3	SAST SA Index Allocation 80/20 Portfolio Class 1	SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA Index Allocation 90/10 Portfolio Class 1
For the Year Ended December 31, 2021
From operations:
Dividends	$1,866	$136,865	$27,147	$3,407,109	$68,359
Mortality and expense risk and administrative charges	(2,825)	(2,112,307)	(12,763)	(3,954,230)	(31,567)
Net investment income (loss)	(959)	(1,975,442)	14,384	(547,121)	36,792
Net realized gain (loss)	1,035	2,520,234	142,748	4,377,670	57,406
Capital gain distribution from mutual funds	7,542	1,765,057	38,310	5,586,404	94,675
Change in unrealized appreciation (depreciation) of investments	52,248	15,656,629	226,023	37,396,764	762,364
Increase (decrease) in net assets from operations	59,866	17,966,478	421,465	46,813,717	951,237

From contract transactions:
Payments received from contract owners	311,654	23,417,943	-	51,822,316	1,627,661
Payments for contract benefits or terminations	-	(8,327,233)	(306,842)	(13,401,972)	(77,225)
Transfers between sub-accounts (including fixed account), net	(1,084)	4,256,142	(91,245)	8,767,029	(2,974)
Contract maintenance charges	(744)	(2,118,007)	(39,309)	(4,196,733)	(73,725)
Adjustments to net assets allocated to contracts in payout period	-	(1,548)	-	(62,686)	-
Increase (decrease) in net assets from contract transactions	309,826	17,227,297	(437,396)	42,927,954	1,473,737

Increase (decrease) in net assets	369,692	35,193,775	(15,931)	89,741,671	2,424,974
Net assets at beginning of period	400,576	147,252,762	2,372,599	267,057,432	4,527,135
Net assets at end of period	$770,268	$182,446,537	$2,356,668	$356,799,103	$6,952,109

Beginning units	28,243	10,780,791	159,038	18,624,911	298,279
Units issued	20,040	2,311,456	62	4,277,841	93,684
Units redeemed	(122)	(1,126,321)	(25,141)	(1,587,818)	(10,943)
Ending units	48,161	11,965,926	133,959	21,314,934	381,020

For the Year Ended December 31, 2020
From operations:
Dividends	$5,592	$1,784,751	$-	$-	$-
Mortality and expense risk and administrative charges	(872)	(1,548,685)	(10,013)	(2,834,479)	(20,571)
Net investment income (loss)	4,720	236,066	(10,013)	(2,834,479)	(20,571)
Net realized gain (loss)	387	1,173,387	5,138	1,708,196	10,467
Capital gain distribution from mutual funds	6,206	2,266,355	11,833	1,317,711	20,640
Change in unrealized appreciation (depreciation) of investments	15,143	12,198,971	297,555	31,688,723	599,012
Increase (decrease) in net assets from operations	26,456	15,874,779	304,513	31,880,151	609,548

From contract transactions:
Payments received from contract owners	-	26,523,978	395,755	37,727,109	1,314,097
Payments for contract benefits or terminations	-	(5,599,848)	(12,364)	(9,550,498)	(7,429)
Transfers between sub-accounts (including fixed account), net	334,986	1,630,895	(1,955)	2,488,051	(17,750)
Contract maintenance charges	(644)	(1,535,412)	(32,152)	(2,998,068)	(47,651)
Adjustments to net assets allocated to contracts in payout period	-	-	-	(665)	-
Increase (decrease) in net assets from contract transactions	334,342	21,019,613	349,284	27,665,929	1,241,267

Increase (decrease) in net assets	360,798	36,894,392	653,797	59,546,080	1,850,815
Net assets at beginning of period	39,778	110,358,370	1,718,802	207,511,352	2,676,320
Net assets at end of period	$400,576	$147,252,762	$2,372,599	$267,057,432	$4,527,135

Beginning units	3,171	9,054,020	131,476	16,349,098	200,686
Units issued	25,273	3,106,944	31,233	4,032,491	104,322
Units redeemed	(201)	(1,380,173)	(3,671)	(1,756,678)	(6,729)
Ending units	28,243	10,780,791	159,038	18,624,911	298,279

The accompanying Notes to Financial Statements are an integral part of this statement.

44

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Index Allocation 90/10 Portfolio Class 3	SAST SA International Index Portfolio Class 1	SAST SA International Index Portfolio Class 3	SAST SA Invesco Growth Opportunities Portfolio Class 1	SAST SA Invesco Growth Opportunities Portfolio Class 2
For the Year Ended December 31, 2021
From operations:
Dividends	$9,629,238	$15,428	$188,256	$-	$-
Mortality and expense risk and administrative charges	(11,418,362)	(6,179)	(158,068)	(168,802)	(64,560)
Net investment income (loss)	(1,789,124)	9,249	30,188	(168,802)	(64,560)
Net realized gain (loss)	15,088,686	3,879	689,009	755,564	262,212
Capital gain distribution from mutual funds	15,438,029	2,579	34,044	1,261,562	470,134
Change in unrealized appreciation (depreciation) of investments	124,363,788	89,622	70,489	(1,225,157)	(434,661)
Increase (decrease) in net assets from operations	153,101,379	105,329	823,730	623,167	233,125

From contract transactions:
Payments received from contract owners	151,541,203	25,128	6,357,299	75,838	3,728
Payments for contract benefits or terminations	(40,160,443)	(2,995)	(387,591)	(1,527,587)	(472,488)
Transfers between sub-accounts (including fixed account), net	(3,961,213)	102,221	(630,925)	734,492	(128,127)
Contract maintenance charges	(12,637,513)	(863)	(91,743)	(5,910)	(4,183)
Adjustments to net assets allocated to contracts in payout period	(181)	-	-	19,927	(8,662)
Increase (decrease) in net assets from contract transactions	94,781,853	123,491	5,247,040	(703,240)	(609,732)

Increase (decrease) in net assets	247,883,232	228,820	6,070,770	(80,073)	(376,607)
Net assets at beginning of period	765,969,462	1,028,607	9,744,596	10,816,323	4,135,294
Net assets at end of period	$1,013,852,694	$1,257,427	$15,815,366	$10,736,250	$3,758,687

Beginning units	52,322,336	93,663	882,464	509,607	201,567
Units issued	11,259,947	11,558	1,055,770	72,545	15,593
Units redeemed	(5,433,379)	(1,282)	(628,501)	(103,450)	(43,491)
Ending units	58,148,904	103,939	1,309,733	478,702	173,669

For the Year Ended December 31, 2020
From operations:
Dividends	$-	$19,827	$172,134	$-	$-
Mortality and expense risk and administrative charges	(7,948,417)	(4,836)	(75,458)	(124,029)	(49,180)
Net investment income (loss)	(7,948,417)	14,991	96,676	(124,029)	(49,180)
Net realized gain (loss)	5,562,695	(7)	78,249	143,126	83,346
Capital gain distribution from mutual funds	3,452,072	-	-	1,060,491	441,491
Change in unrealized appreciation (depreciation) of investments	92,799,148	55,114	813,441	2,753,041	1,028,867
Increase (decrease) in net assets from operations	93,865,498	70,098	988,366	3,832,629	1,504,524

From contract transactions:
Payments received from contract owners	123,705,097	17,535	2,391,206	76,053	1,250
Payments for contract benefits or terminations	(22,878,945)	(1,410)	(328,096)	(880,286)	(294,397)
Transfers between sub-accounts (including fixed account), net	(6,010,098)	3,791	2,801,943	(269,839)	(100,466)
Contract maintenance charges	(8,895,620)	(600)	(33,419)	(5,371)	(4,790)
Adjustments to net assets allocated to contracts in payout period	-	-	-	(17,678)	(1,157)
Increase (decrease) in net assets from contract transactions	85,920,434	19,316	4,831,634	(1,097,121)	(399,560)

Increase (decrease) in net assets	179,785,932	89,414	5,820,000	2,735,508	1,104,964
Net assets at beginning of period	586,183,530	939,193	3,924,596	8,080,815	3,030,330
Net assets at end of period	$765,969,462	$1,028,607	$9,744,596	$10,816,323	$4,135,294

Beginning units	45,263,528	91,502	376,044	584,174	226,469
Units issued	13,328,522	2,511	739,145	37,299	8,115
Units redeemed	(6,269,714)	(350)	(232,725)	(111,866)	(33,017)
Ending units	52,322,336	93,663	882,464	509,607	201,567

The accompanying Notes to Financial Statements are an integral part of this statement.

45

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA Invesco Main Street Large Cap Portfolio Class 1	SAST SA Invesco Main Street Large Cap Portfolio Class 2	SAST SA Invesco Main Street Large Cap Portfolio Class 3	SAST SA Invesco VCP Equity-Income Portfolio Class 1
For the Year Ended December 31, 2021
From operations:
Dividends	$-	$178,851	$19,427	$314,903	$6,176
Mortality and expense risk and administrative charges	(2,106,119)	(427,201)	(61,805)	(1,007,870)	(464)
Net investment income (loss)	(2,106,119)	(248,350)	(42,378)	(692,967)	5,712
Net realized gain (loss)	6,703,524	2,184,209	422,459	4,569,952	(31,067)
Capital gain distribution from mutual funds	18,060,390	1,222,056	167,602	3,143,841	56,316
Change in unrealized appreciation (depreciation) of investments	(15,412,941)	3,192,283	351,123	8,588,680	(9,595)
Increase (decrease) in net assets from operations	7,244,854	6,350,198	898,806	15,609,506	21,366

From contract transactions:
Payments received from contract owners	16,066,581	53,691	55,229	6,589,431	-
Payments for contract benefits or terminations	(13,887,576)	(2,930,969)	(630,464)	(6,898,258)	(120)
Transfers between sub-accounts (including fixed account), net	8,324,145	(105,632)	(103,712)	(3,519,989)	(370,666)
Contract maintenance charges	(1,357,982)	(6,959)	(4,595)	(463,253)	(2,100)
Adjustments to net assets allocated to contracts in payout period	2,019	9,552	897	22,211	-
Increase (decrease) in net assets from contract transactions	9,147,187	(2,980,317)	(682,645)	(4,269,858)	(372,886)

Increase (decrease) in net assets	16,392,041	3,369,881	216,161	11,339,648	(351,520)
Net assets at beginning of period	128,988,059	25,650,907	3,746,158	62,535,157	351,520
Net assets at end of period	$145,380,100	$29,020,788	$3,962,319	$73,874,805	$-

Beginning units	4,563,326	510,443	77,147	2,031,409	31,371
Units issued	855,727	11,251	1,406	325,342	5,043
Units redeemed	(710,569)	(62,861)	(13,570)	(416,008)	(36,414)
Ending units	4,708,484	458,833	64,983	1,940,743	-

For the Year Ended December 31, 2020
From operations:
Dividends	$-	$255,497	$31,497	$473,004	$360
Mortality and expense risk and administrative charges	(1,780,262)	(368,273)	(52,710)	(817,227)	(1,087)
Net investment income (loss)	(1,780,262)	(112,776)	(21,213)	(344,223)	(727)
Net realized gain (loss)	8,360,824	1,866,622	158,544	1,904,840	(170)
Capital gain distribution from mutual funds	15,506,558	1,648,455	238,010	3,953,071	5,724
Change in unrealized appreciation (depreciation) of investments	31,078,458	(717,743)	16,296	1,340,841	5,069
Increase (decrease) in net assets from operations	53,165,578	2,684,558	391,637	6,854,529	9,896

From contract transactions:
Payments received from contract owners	4,872,584	148,912	46,798	3,966,874	109,924
Payments for contract benefits or terminations	(11,047,415)	(2,398,540)	(184,574)	(5,509,953)	(236)
Transfers between sub-accounts (including fixed account), net	(35,348,507)	(921,582)	(52,770)	454,271	7,181
Contract maintenance charges	(1,224,661)	(9,124)	(4,708)	(357,061)	(3,435)
Adjustments to net assets allocated to contracts in payout period	(1,573)	6,024	590	(14,753)	-
Increase (decrease) in net assets from contract transactions	(42,749,572)	(3,174,310)	(194,664)	(1,460,622)	113,434

Increase (decrease) in net assets	10,416,006	(489,752)	196,973	5,393,907	123,330
Net assets at beginning of period	118,572,053	26,140,659	3,549,185	57,141,250	228,190
Net assets at end of period	$128,988,059	$25,650,907	$3,746,158	$62,535,157	$351,520

Beginning units	6,464,009	580,880	81,452	2,047,056	20,120
Units issued	513,806	11,190	3,026	389,808	11,899
Units redeemed	(2,414,489)	(81,627)	(7,331)	(405,455)	(648)
Ending units	4,563,326	510,443	77,147	2,031,409	31,371

The accompanying Notes to Financial Statements are an integral part of this statement.

46

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Invesco VCP Equity- Income Portfolio Class 3	SAST SA Janus Focused Growth Portfolio Class 1	SAST SA Janus Focused Growth Portfolio Class 2	SAST SA Janus Focused Growth Portfolio Class 3	SAST SA JPMorgan Diversified Balanced Portfolio Class 1
For the Year Ended December 31, 2021
From operations:
Dividends	$15,429,015	$-	$-	$-	$882,690
Mortality and expense risk and administrative charges	(5,689,755)	(265,135)	(179,647)	(2,057,569)	(950,900)
Net investment income (loss)	9,739,260	(265,135)	(179,647)	(2,057,569)	(68,210)
Net realized gain (loss)	(31,551,660)	1,108,465	1,131,574	13,116,990	2,040,819
Capital gain distribution from mutual funds	174,959,712	1,733,288	1,102,541	14,637,655	6,089,606
Change in unrealized appreciation (depreciation) of investments	(79,188,272)	757,215	162,917	945,200	(3,833,159)
Increase (decrease) in net assets from operations	73,959,040	3,333,833	2,217,385	26,642,276	4,229,056

From contract transactions:
Payments received from contract owners	9,101,404	64,067	8,637	19,358,399	703,057
Payments for contract benefits or terminations	(31,120,815)	(1,615,402)	(1,572,824)	(12,979,210)	(8,124,659)
Transfers between sub-accounts (including fixed account), net	(1,293,309,746)	382,126	(243,463)	(6,298,581)	90,231,345
Contract maintenance charges	(7,089,718)	(4,320)	(16,282)	(1,157,528)	(21,313)
Adjustments to net assets allocated to contracts in payout period	(418)	24,111	(792)	1,327	(2,409)
Increase (decrease) in net assets from contract transactions	(1,322,419,293)	(1,149,418)	(1,824,724)	(1,075,593)	82,786,021

Increase (decrease) in net assets	(1,248,460,253)	2,184,415	392,661	25,566,683	87,015,077
Net assets at beginning of period	1,248,460,253	16,341,404	11,052,230	124,859,828	48,818,655
Net assets at end of period	$-	$18,525,819	$11,444,891	$150,426,511	$135,833,732

Beginning units	93,993,411	398,640	278,324	3,357,743	1,462,725
Units issued	2,011,084	26,339	2,447	735,230	2,455,694
Units redeemed	(96,004,495)	(50,276)	(43,105)	(755,926)	(276,796)
Ending units	-	374,703	237,666	3,337,047	3,641,623

For the Year Ended December 31, 2020
From operations:
Dividends	$921,224	$10,306	$-	$-	$978,267
Mortality and expense risk and administrative charges	(16,435,392)	(219,373)	(150,004)	(1,574,477)	(682,224)
Net investment income (loss)	(15,514,168)	(209,067)	(150,004)	(1,574,477)	296,043
Net realized gain (loss)	4,260,281	1,263,737	607,887	8,262,527	774,855
Capital gain distribution from mutual funds	20,864,546	1,011,325	719,117	7,924,390	1,148,784
Change in unrealized appreciation (depreciation) of investments	(33,693,104)	2,609,199	1,917,122	18,817,272	3,204,931
Increase (decrease) in net assets from operations	(24,082,445)	4,675,194	3,094,122	33,429,712	5,424,613

From contract transactions:
Payments received from contract owners	27,395,727	171,808	18,150	12,606,607	670,545
Payments for contract benefits or terminations	(70,947,301)	(1,631,245)	(458,363)	(8,656,887)	(5,670,539)
Transfers between sub-accounts (including fixed account), net	55,871,033	(713,637)	(514,654)	(8,534,817)	389,186
Contract maintenance charges	(16,378,589)	(4,885)	(17,902)	(858,270)	(21,135)
Adjustments to net assets allocated to contracts in payout period	557	(9,575)	(229)	(290)	2,600
Increase (decrease) in net assets from contract transactions	(4,058,573)	(2,187,534)	(972,998)	(5,443,657)	(4,629,343)

Increase (decrease) in net assets	(28,141,018)	2,487,660	2,121,124	27,986,055	795,270
Net assets at beginning of period	1,276,601,271	13,853,744	8,931,106	96,873,773	48,023,385
Net assets at end of period	$1,248,460,253	$16,341,404	$11,052,230	$124,859,828	$48,818,655

Beginning units	93,754,669	461,291	307,301	3,558,899	1,606,841
Units issued	14,026,224	30,233	3,995	861,956	117,846
Units redeemed	(13,787,482)	(92,884)	(32,972)	(1,063,112)	(261,962)
Ending units	93,993,411	398,640	278,324	3,357,743	1,462,725

The accompanying Notes to Financial Statements are an integral part of this statement.

47

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Diversified Balanced Portfolio Class 2	SAST SA JPMorgan Diversified Balanced Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 1	SAST SA JPMorgan Emerging Markets Portfolio Class 2	SAST SA JPMorgan Emerging Markets Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$138,058	$1,153,357	$329,288	$53,377	$1,850,649
Mortality and expense risk and administrative charges	(212,522)	(2,473,281)	(293,437)	(52,663)	(1,743,182)
Net investment income (loss)	(74,464)	(1,319,924)	35,851	714	107,467
Net realized gain (loss)	296,036	2,275,688	1,030,837	123,441	5,594,952
Capital gain distribution from mutual funds	1,059,993	10,343,063	-	-	-
Change in unrealized appreciation (depreciation) of investments	(263,587)	4,718,433	(1,069,200)	(130,900)	(6,370,448)
Increase (decrease) in net assets from operations	1,017,978	16,017,260	(2,512)	(6,745)	(668,029)

From contract transactions:
Payments received from contract owners	1,727,259	18,056,261	614,936	501	9,323,604
Payments for contract benefits or terminations	(3,124,034)	(16,884,863)	(1,951,175)	(330,232)	(11,906,519)
Transfers between sub-accounts (including fixed account), net	10,765,592	51,292,340	485,842	201,839	11,898,094
Contract maintenance charges	(10,114)	(1,797,924)	(9,206)	(5,807)	(923,430)
Adjustments to net assets allocated to contracts in payout period	33,553	8,014	(9,690)	1,204	15,570
Increase (decrease) in net assets from contract transactions	9,392,256	50,673,828	(869,293)	(132,495)	8,407,319

Increase (decrease) in net assets	10,410,234	66,691,088	(871,805)	(139,240)	7,739,290
Net assets at beginning of period	11,702,420	160,520,047	18,907,131	3,327,141	109,265,509
Net assets at end of period	$22,112,654	$227,211,135	$18,035,326	$3,187,901	$117,004,799

Beginning units	355,743	6,985,288	781,896	141,152	6,235,251
Units issued	374,659	2,872,706	109,607	11,013	1,623,200
Units redeemed	(117,770)	(944,354)	(116,638)	(16,147)	(1,050,050)
Ending units	612,632	8,913,640	774,865	136,018	6,808,401

For the Year Ended December 31, 2020
From operations:
Dividends	$221,756	$2,898,347	$307,274	$50,731	$1,647,458
Mortality and expense risk and administrative charges	(160,683)	(1,985,582)	(244,718)	(44,024)	(1,485,843)
Net investment income (loss)	61,073	912,765	62,556	6,707	161,615
Net realized gain (loss)	36,923	(1,520,828)	608,068	25,386	3,303,197
Capital gain distribution from mutual funds	279,239	3,798,214	-	-	-
Change in unrealized appreciation (depreciation) of investments	979,020	14,525,325	1,597,071	393,071	11,613,632
Increase (decrease) in net assets from operations	1,356,255	17,715,476	2,267,695	425,164	15,078,444

From contract transactions:
Payments received from contract owners	679,683	14,976,183	225,141	535	4,032,303
Payments for contract benefits or terminations	(1,401,796)	(14,820,561)	(1,548,350)	(146,828)	(9,440,163)
Transfers between sub-accounts (including fixed account), net	548,196	(2,413,810)	(721,555)	11,850	(3,424,602)
Contract maintenance charges	(12,182)	(1,385,588)	(8,653)	(5,952)	(812,718)
Adjustments to net assets allocated to contracts in payout period	(153)	(4,173)	(2,942)	(8)	(6,479)
Increase (decrease) in net assets from contract transactions	(186,252)	(3,647,949)	(2,056,359)	(140,403)	(9,651,659)

Increase (decrease) in net assets	1,170,003	14,067,527	211,336	284,761	5,426,785
Net assets at beginning of period	10,532,417	146,452,520	18,695,795	3,042,380	103,838,724
Net assets at end of period	$11,702,420	$160,520,047	$18,907,131	$3,327,141	$109,265,509

Beginning units	359,583	7,156,898	878,658	147,875	6,722,921
Units issued	52,332	1,339,720	61,217	6,259	1,343,455
Units redeemed	(56,172)	(1,511,330)	(157,979)	(12,982)	(1,831,125)
Ending units	355,743	6,985,288	781,896	141,152	6,235,251

The accompanying Notes to Financial Statements are an integral part of this statement.

48

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Equity-Income Portfolio Class 1	SAST SA JPMorgan Equity-Income Portfolio Class 2	SAST SA JPMorgan Equity-Income Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 1	SAST SA JPMorgan Global Equities Portfolio Class 2
For the Year Ended December 31, 2021
From operations:
Dividends	$2,287,418	$191,290	$3,105,166	$652,621	$53,062
Mortality and expense risk and administrative charges	(1,902,645)	(170,253)	(2,504,630)	(589,277)	(52,641)
Net investment income (loss)	384,773	21,037	600,536	63,344	421
Net realized gain (loss)	8,049,762	540,035	5,693,643	2,016,367	175,695
Capital gain distribution from mutual funds	4,072,798	364,085	6,138,974	-	-
Change in unrealized appreciation (depreciation) of investments	14,028,136	1,292,117	23,501,865	5,356,453	478,372
Increase (decrease) in net assets from operations	26,535,469	2,217,274	35,935,018	7,436,164	654,488

From contract transactions:
Payments received from contract owners	1,446,951	503,801	33,680,840	347,342	35,784
Payments for contract benefits or terminations	(13,113,370)	(1,648,821)	(16,844,738)	(3,714,201)	(439,977)
Transfers between sub-accounts (including fixed account), net	(631,676)	1,359,253	(2,442,459)	(241,303)	(12,262)
Contract maintenance charges	(29,158)	(9,498)	(1,537,400)	(9,191)	(3,840)
Adjustments to net assets allocated to contracts in payout period	17,593	(6,390)	(12,467)	(11,824)	1,174
Increase (decrease) in net assets from contract transactions	(12,309,660)	198,345	12,843,776	(3,629,177)	(419,121)

Increase (decrease) in net assets	14,225,809	2,415,619	48,778,794	3,806,987	235,367
Net assets at beginning of period	115,656,661	9,529,882	147,195,917	35,885,305	3,189,923
Net assets at end of period	$129,882,470	$11,945,501	$195,974,711	$39,692,292	$3,425,290

Beginning units	1,653,085	137,898	5,449,884	947,103	86,303
Units issued	87,848	25,794	1,721,633	27,218	3,246
Units redeemed	(213,848)	(24,291)	(1,194,676)	(107,519)	(13,163)
Ending units	1,527,085	139,401	5,976,841	866,802	76,386

For the Year Ended December 31, 2020
From operations:
Dividends	$2,248,981	$170,261	$2,521,175	$491,182	$39,256
Mortality and expense risk and administrative charges	(1,637,520)	(140,238)	(1,887,952)	(501,565)	(47,186)
Net investment income (loss)	611,461	30,023	633,223	(10,383)	(7,930)
Net realized gain (loss)	5,546,747	210,964	1,147,375	1,342,719	(22,449)
Capital gain distribution from mutual funds	7,892,874	650,103	9,972,074	893,961	81,297
Change in unrealized appreciation (depreciation) of investments	(13,238,157)	(909,605)	(7,047,863)	128,669	83,117
Increase (decrease) in net assets from operations	812,925	(18,515)	4,704,809	2,354,966	134,035

From contract transactions:
Payments received from contract owners	745,961	248,944	11,337,620	185,386	19,518
Payments for contract benefits or terminations	(10,849,318)	(1,083,996)	(11,370,923)	(3,341,598)	(263,154)
Transfers between sub-accounts (including fixed account), net	(720,391)	(94,816)	8,435,199	(894,716)	(401,972)
Contract maintenance charges	(33,281)	(10,082)	(1,148,430)	(10,217)	(4,672)
Adjustments to net assets allocated to contracts in payout period	20,645	(1,868)	(3,552)	(280)	11
Increase (decrease) in net assets from contract transactions	(10,836,384)	(941,818)	7,249,914	(4,061,425)	(650,269)

Increase (decrease) in net assets	(10,023,459)	(960,333)	11,954,723	(1,706,459)	(516,234)
Net assets at beginning of period	125,680,120	10,490,215	135,241,194	37,591,764	3,706,157
Net assets at end of period	$115,656,661	$9,529,882	$147,195,917	$35,885,305	$3,189,923

Beginning units	1,802,201	153,827	5,045,127	1,071,376	108,175
Units issued	77,769	8,932	1,320,909	40,172	2,924
Units redeemed	(226,885)	(24,861)	(916,152)	(164,445)	(24,796)
Ending units	1,653,085	137,898	5,449,884	947,103	86,303

The accompanying Notes to Financial Statements are an integral part of this statement.

49

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Global Equities Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 1	SAST SA JPMorgan MFS Core Bond Portfolio Class 2	SAST SA JPMorgan MFS Core Bond Portfolio Class 3	SAST SA JPMorgan Mid- Cap Growth Portfolio Class 1
For the Year Ended December 31, 2021
From operations:
Dividends	$640,741	$1,018,186	$180,124	$15,990,351	$-
Mortality and expense risk and administrative charges	(551,608)	(622,881)	(117,277)	(9,984,283)	(870,625)
Net investment income (loss)	89,133	395,305	62,847	6,006,068	(870,625)
Net realized gain (loss)	1,371,848	238,902	99,407	6,329,091	3,915,183
Capital gain distribution from mutual funds	-	342,831	64,571	5,898,092	9,889,003
Change in unrealized appreciation (depreciation) of investments	5,655,527	(2,014,640)	(434,507)	(35,412,578)	(10,572,946)
Increase (decrease) in net assets from operations	7,116,508	(1,037,602)	(207,682)	(17,179,327)	2,360,615

From contract transactions:
Payments received from contract owners	8,562,581	748,931	359,544	43,366,669	1,181,206
Payments for contract benefits or terminations	(3,935,409)	(5,800,687)	(1,018,425)	(71,708,527)	(6,548,111)
Transfers between sub-accounts (including fixed account), net	(385,275)	1,895,261	145,689	66,835,321	41,115,088
Contract maintenance charges	(312,744)	(11,289)	(9,040)	(8,157,241)	(14,134)
Adjustments to net assets allocated to contracts in payout period	3,722	1,600	1,578	(9,013)	200,281
Increase (decrease) in net assets from contract transactions	3,932,875	(3,166,184)	(520,654)	30,327,209	35,934,330

Increase (decrease) in net assets	11,049,383	(4,203,786)	(728,336)	13,147,882	38,294,945
Net assets at beginning of period	31,928,957	43,561,320	8,179,522	679,970,837	51,180,962
Net assets at end of period	$42,978,340	$39,357,534	$7,451,186	$693,118,719	$89,475,907

Beginning units	1,538,089	1,324,035	255,345	37,871,230	1,094,902
Units issued	636,096	138,263	26,599	8,578,717	874,333
Units redeemed	(392,318)	(231,228)	(43,143)	(6,694,987)	(179,408)
Ending units	1,781,867	1,231,070	238,801	39,754,960	1,789,827

For the Year Ended December 31, 2020
From operations:
Dividends	$359,759	$1,121,501	$201,953	$15,144,036	$71,716
Mortality and expense risk and administrative charges	(405,753)	(640,752)	(120,128)	(9,052,301)	(638,158)
Net investment income (loss)	(45,994)	480,749	81,825	6,091,735	(566,442)
Net realized gain (loss)	(173,459)	608,327	118,730	5,138,513	2,846,113
Capital gain distribution from mutual funds	777,695	-	-	-	5,232,844
Change in unrealized appreciation (depreciation) of investments	2,082,359	1,626,297	273,045	25,770,155	9,148,415
Increase (decrease) in net assets from operations	2,640,601	2,715,373	473,600	37,000,403	16,660,930

From contract transactions:
Payments received from contract owners	3,755,263	581,183	423,329	28,945,984	467,618
Payments for contract benefits or terminations	(2,553,604)	(4,638,836)	(1,375,253)	(56,176,937)	(3,860,627)
Transfers between sub-accounts (including fixed account), net	266,840	2,877,790	1,119,203	43,360,356	(1,298,948)
Contract maintenance charges	(217,741)	(12,598)	(11,767)	(7,046,397)	(12,413)
Adjustments to net assets allocated to contracts in payout period	(1,367)	2,931	2,115	219	(15,382)
Increase (decrease) in net assets from contract transactions	1,249,391	(1,189,530)	157,627	9,083,225	(4,719,752)

Increase (decrease) in net assets	3,889,992	1,525,843	631,227	46,083,628	11,941,178
Net assets at beginning of period	28,038,965	42,035,477	7,548,295	633,887,209	39,239,784
Net assets at end of period	$31,928,957	$43,561,320	$8,179,522	$679,970,837	$51,180,962

Beginning units	1,410,216	1,361,753	250,513	37,382,432	1,220,138
Units issued	445,027	190,650	58,881	9,859,080	69,161
Units redeemed	(317,154)	(228,368)	(54,049)	(9,370,282)	(194,397)
Ending units	1,538,089	1,324,035	255,345	37,871,230	1,094,902

The accompanying Notes to Financial Statements are an integral part of this statement.

50

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Mid- Cap Growth Portfolio Class 2	SAST SA JPMorgan Mid- Cap Growth Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 1	SAST SA Large Cap Growth Index Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 1
For the Year Ended December 31, 2021
From operations:
Dividends	$-	$-	$5,102	$125,796	$42,987
Mortality and expense risk and administrative charges	(313,246)	(2,924,889)	(4,458)	(256,086)	(18,205)
Net investment income (loss)	(313,246)	(2,924,889)	644	(130,290)	24,782
Net realized gain (loss)	1,341,191	8,718,812	31,477	1,195,991	3,955
Capital gain distribution from mutual funds	2,620,811	37,228,312	45,784	1,337,739	54,666
Change in unrealized appreciation (depreciation) of investments	(2,182,943)	(32,952,453)	143,312	2,910,552	538,042
Increase (decrease) in net assets from operations	1,465,813	10,069,782	221,217	5,313,992	621,445

From contract transactions:
Payments received from contract owners	173,967	54,045,282	15,128	9,879,369	2,535,489
Payments for contract benefits or terminations	(2,175,175)	(17,983,197)	(3,443)	(648,875)	-
Transfers between sub-accounts (including fixed account), net	3,398,247	118,749,729	(74,421)	(137,444)	7,541
Contract maintenance charges	(25,954)	(1,589,602)	(919)	(196,391)	(35)
Adjustments to net assets allocated to contracts in payout period	(13,102)	8,348	-	-	-
Increase (decrease) in net assets from contract transactions	1,357,983	153,230,560	(63,655)	8,896,659	2,542,995

Increase (decrease) in net assets	2,823,796	163,300,342	157,562	14,210,651	3,164,440
Net assets at beginning of period	19,320,337	156,629,503	706,297	13,324,788	1,370,570
Net assets at end of period	$22,144,133	$319,929,845	$863,859	$27,535,439	$4,535,010

Beginning units	422,969	3,420,184	42,752	827,622	90,768
Units issued	83,210	3,547,618	1,122	692,791	143,612
Units redeemed	(61,178)	(665,399)	(3,937)	(201,265)	(23)
Ending units	445,001	6,302,403	39,937	1,319,148	234,357

For the Year Ended December 31, 2020
From operations:
Dividends	$6,471	$-	$8,293	$107,848	$19,190
Mortality and expense risk and administrative charges	(252,426)	(1,850,492)	(3,690)	(115,239)	(5,888)
Net investment income (loss)	(245,955)	(1,850,492)	4,603	(7,391)	13,302
Net realized gain (loss)	1,142,511	7,795,205	33,598	506,405	667
Capital gain distribution from mutual funds	2,093,408	17,198,338	16,495	255,620	17,740
Change in unrealized appreciation (depreciation) of investments	3,316,434	27,065,909	143,654	2,114,242	250,967
Increase (decrease) in net assets from operations	6,306,398	50,208,960	198,350	2,868,876	282,676

From contract transactions:
Payments received from contract owners	65,082	21,292,379	65,758	5,668,082	1,087,893
Payments for contract benefits or terminations	(1,153,276)	(10,285,544)	(1,573)	(430,627)	-
Transfers between sub-accounts (including fixed account), net	(905,227)	(15,887,760)	(137,987)	142,249	1
Contract maintenance charges	(25,723)	(816,241)	(671)	(79,272)	-
Adjustments to net assets allocated to contracts in payout period	(1,350)	(2,808)	-	-	-
Increase (decrease) in net assets from contract transactions	(2,020,494)	(5,699,974)	(74,473)	5,300,432	1,087,894

Increase (decrease) in net assets	4,285,904	44,508,986	123,877	8,169,308	1,370,570
Net assets at beginning of period	15,034,433	112,120,517	582,420	5,155,480	-
Net assets at end of period	$19,320,337	$156,629,503	$706,297	$13,324,788	$1,370,570

Beginning units	480,215	3,604,392	46,466	417,934	-
Units issued	11,351	902,807	4,896	634,598	90,768
Units redeemed	(68,597)	(1,087,015)	(8,610)	(224,910)	-
Ending units	422,969	3,420,184	42,752	827,622	90,768

The accompanying Notes to Financial Statements are an integral part of this statement.

51

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Large Cap Index Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 1	SAST SA Large Cap Value Index Portfolio Class 3	SAST SA MFS Blue Chip Growth Portfolio Class 1	SAST SA MFS Blue Chip Growth Portfolio Class 2
For the Year Ended December 31, 2021
From operations:
Dividends	$656,688	$13,869	$533,599	$21,763	$3,021
Mortality and expense risk and administrative charges	(596,570)	(3,173)	(227,272)	(159,500)	(60,685)
Net investment income (loss)	60,118	10,696	306,327	(137,737)	(57,664)
Net realized gain (loss)	2,673,165	4,344	259,622	705,666	379,348
Capital gain distribution from mutual funds	907,685	7,408	294,767	1,136,492	417,984
Change in unrealized appreciation (depreciation) of investments	6,294,324	95,227	2,362,064	816,095	180,556
Increase (decrease) in net assets from operations	9,935,292	117,675	3,222,780	2,520,516	920,224

From contract transactions:
Payments received from contract owners	19,574,311	15,000	12,273,163	251,857	176,709
Payments for contract benefits or terminations	(1,808,531)	(3,713)	(480,199)	(1,118,732)	(669,234)
Transfers between sub-accounts (including fixed account), net	4,454,900	8,162	1,092,760	1,833	(105,812)
Contract maintenance charges	(262,436)	(849)	(180,941)	(3,052)	(4,503)
Adjustments to net assets allocated to contracts in payout period	(7,249)	-	-	2,510	-
Increase (decrease) in net assets from contract transactions	21,950,995	18,600	12,704,783	(865,584)	(602,840)

Increase (decrease) in net assets	31,886,287	136,275	15,927,563	1,654,932	317,384
Net assets at beginning of period	29,679,013	490,352	10,311,984	9,800,833	3,672,812
Net assets at end of period	$61,565,300	$626,627	$26,239,547	$11,455,765	$3,990,196

Beginning units	2,018,436	39,742	858,020	486,334	189,687
Units issued	2,118,844	2,921	1,133,279	25,705	9,967
Units redeemed	(827,488)	(1,606)	(210,042)	(63,821)	(36,956)
Ending units	3,309,792	41,057	1,781,257	448,218	162,698

For the Year Ended December 31, 2020
From operations:
Dividends	$357,154	$8,661	$172,647	$51,249	$14,670
Mortality and expense risk and administrative charges	(310,424)	(2,120)	(85,454)	(128,186)	(51,593)
Net investment income (loss)	46,730	6,541	87,193	(76,937)	(36,923)
Net realized gain (loss)	670,067	(39)	100,294	452,518	234,125
Capital gain distribution from mutual funds	361,707	35,150	727,381	769,371	292,034
Change in unrealized appreciation (depreciation) of investments	3,072,630	(33,311)	(204,788)	1,092,055	362,270
Increase (decrease) in net assets from operations	4,151,134	8,341	710,080	2,237,007	851,506

From contract transactions:
Payments received from contract owners	6,216,385	48,223	4,087,794	228,928	166,801
Payments for contract benefits or terminations	(642,301)	(1,716)	(133,760)	(767,660)	(467,000)
Transfers between sub-accounts (including fixed account), net	1,426,603	29,449	1,077,502	81,280	(49,709)
Contract maintenance charges	(86,074)	(698)	(62,584)	(3,152)	(4,771)
Adjustments to net assets allocated to contracts in payout period	-	-	-	1,150	-
Increase (decrease) in net assets from contract transactions	6,914,613	75,258	4,968,952	(459,454)	(354,679)

Increase (decrease) in net assets	11,065,747	83,599	5,679,032	1,777,553	496,827
Net assets at beginning of period	18,613,266	406,753	4,632,952	8,023,280	3,175,985
Net assets at end of period	$29,679,013	$490,352	$10,311,984	$9,800,833	$3,672,812

Beginning units	1,471,907	33,231	384,986	510,878	210,752
Units issued	1,157,216	6,828	623,259	60,145	12,721
Units redeemed	(610,687)	(317)	(150,225)	(84,689)	(33,786)
Ending units	2,018,436	39,742	858,020	486,334	189,687

The accompanying Notes to Financial Statements are an integral part of this statement.

52

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA MFS Blue Chip Growth Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 1
For the Year Ended December 31, 2021
From operations:
Dividends	$26,309	$336,691	$44,342	$1,049,830	$1,534,175
Mortality and expense risk and administrative charges	(1,771,633)	(780,441)	(133,335)	(3,605,682)	(1,613,325)
Net investment income (loss)	(1,745,324)	(443,750)	(88,993)	(2,555,852)	(79,150)
Net realized gain (loss)	11,994,409	4,648,834	559,842	16,154,435	4,262,256
Capital gain distribution from mutual funds	13,607,429	1,957,432	321,179	9,131,001	5,334,202
Change in unrealized appreciation (depreciation) of investments	5,044,784	5,161,388	1,072,294	29,767,732	2,703,491
Increase (decrease) in net assets from operations	28,901,298	11,323,904	1,864,322	52,497,316	12,220,799

From contract transactions:
Payments received from contract owners	17,586,245	1,170,897	43,801	7,596,880	1,077,464
Payments for contract benefits or terminations	(13,430,339)	(7,374,124)	(1,281,624)	(28,594,300)	(11,997,466)
Transfers between sub-accounts (including fixed account), net	(9,079,327)	(490,978)	13,751	(18,775,857)	288,203
Contract maintenance charges	(1,001,048)	(13,715)	(13,494)	(2,271,114)	(29,126)
Adjustments to net assets allocated to contracts in payout period	(17,951)	(26,042)	1,140	7,023	11,765
Increase (decrease) in net assets from contract transactions	(5,942,420)	(6,733,962)	(1,236,426)	(42,037,368)	(10,649,160)

Increase (decrease) in net assets	22,958,878	4,589,942	627,896	10,459,948	1,571,639
Net assets at beginning of period	107,426,719	48,040,815	7,917,379	227,162,662	103,562,085
Net assets at end of period	$130,385,597	$52,630,757	$8,545,275	$237,622,610	$105,133,724

Beginning units	3,956,011	738,301	125,446	6,329,480	1,987,685
Units issued	721,683	30,216	3,583	361,592	69,748
Units redeemed	(1,012,822)	(119,191)	(20,476)	(1,351,338)	(254,311)
Ending units	3,664,872	649,326	108,553	5,339,734	1,803,122

For the Year Ended December 31, 2020
From operations:
Dividends	$348,858	$302,347	$37,390	$884,110	$1,959,869
Mortality and expense risk and administrative charges	(1,419,796)	(671,799)	(114,285)	(3,181,814)	(1,506,234)
Net investment income (loss)	(1,070,938)	(369,452)	(76,895)	(2,297,704)	453,635
Net realized gain (loss)	7,686,901	2,795,062	227,209	11,366,387	2,887,720
Capital gain distribution from mutual funds	8,505,581	3,862,684	636,345	18,342,407	2,919,342
Change in unrealized appreciation (depreciation) of investments	8,681,606	(1,081,954)	(70,976)	(1,775,621)	1,142,886
Increase (decrease) in net assets from operations	23,803,150	5,206,340	715,683	25,635,469	7,403,583

From contract transactions:
Payments received from contract owners	7,011,184	268,558	56,265	4,575,135	1,151,791
Payments for contract benefits or terminations	(8,485,699)	(3,844,338)	(582,325)	(20,449,603)	(10,455,158)
Transfers between sub-accounts (including fixed account), net	(8,594,466)	(1,652,292)	(597,214)	(5,787,747)	(817,970)
Contract maintenance charges	(781,595)	(15,900)	(13,576)	(2,077,741)	(32,916)
Adjustments to net assets allocated to contracts in payout period	65	(10,499)	311	(3,083)	8,645
Increase (decrease) in net assets from contract transactions	(10,850,511)	(5,254,471)	(1,136,539)	(23,743,039)	(10,145,608)

Increase (decrease) in net assets	12,952,639	(48,131)	(420,856)	1,892,430	(2,742,025)
Net assets at beginning of period	94,474,080	48,088,946	8,338,235	225,270,232	106,304,110
Net assets at end of period	$107,426,719	$48,040,815	$7,917,379	$227,162,662	$103,562,085

Beginning units	4,556,972	844,619	148,668	7,057,065	2,190,385
Units issued	653,869	19,680	2,988	659,250	93,834
Units redeemed	(1,254,830)	(125,998)	(26,210)	(1,386,835)	(296,534)
Ending units	3,956,011	738,301	125,446	6,329,480	1,987,685

The accompanying Notes to Financial Statements are an integral part of this statement.

53

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA MFS Total Return Portfolio Class 2	SAST SA MFS Total Return Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 1	SAST SA Mid Cap Index Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 1
For the Year Ended December 31, 2021
From operations:
Dividends	$297,872	$2,752,571	$2,827	$249,527	$313,569
Mortality and expense risk and administrative charges	(360,553)	(3,070,852)	(1,799)	(392,010)	(398,534)
Net investment income (loss)	(62,681)	(318,281)	1,028	(142,483)	(84,965)
Net realized gain (loss)	1,020,446	5,254,585	1,529	1,100,295	408,886
Capital gain distribution from mutual funds	1,146,622	11,117,364	17,187	1,712,379	-
Change in unrealized appreciation (depreciation) of investments	505,412	7,610,306	27,236	2,404,264	376,686
Increase (decrease) in net assets from operations	2,609,799	23,663,974	46,980	5,074,455	700,607

From contract transactions:
Payments received from contract owners	40,881	23,632,001	300,142	20,076,961	199,863
Payments for contract benefits or terminations	(2,264,988)	(23,798,499)	(1,019)	(768,699)	(2,453,369)
Transfers between sub-accounts (including fixed account), net	(469,163)	2,445,907	6,538	790,499	1,435,098
Contract maintenance charges	(37,895)	(1,504,588)	(960)	(305,534)	(6,623)
Adjustments to net assets allocated to contracts in payout period	(4,901)	(8,563)	-	288	11,647
Increase (decrease) in net assets from contract transactions	(2,736,066)	766,258	304,701	19,793,515	(813,384)

Increase (decrease) in net assets	(126,267)	24,430,232	351,681	24,867,970	(112,777)
Net assets at beginning of period	22,739,885	196,539,083	59,516	17,620,112	25,662,058
Net assets at end of period	$22,613,618	$220,969,315	$411,197	$42,488,082	$25,549,281

Beginning units	443,751	7,074,620	4,755	1,406,376	1,416,342
Units issued	7,056	1,497,772	22,485	1,756,724	119,123
Units redeemed	(57,060)	(1,173,053)	(602)	(389,078)	(160,529)
Ending units	393,747	7,399,339	26,638	2,774,022	1,374,936

For the Year Ended December 31, 2020
From operations:
Dividends	$393,421	$3,235,146	$270	$146,625	$434,761
Mortality and expense risk and administrative charges	(336,799)	(2,627,865)	(136)	(147,376)	(357,213)
Net investment income (loss)	56,622	607,281	134	(751)	77,548
Net realized gain (loss)	641,029	1,985,958	180	(56,385)	(43,708)
Capital gain distribution from mutual funds	638,138	5,473,491	236	138,479	365,069
Change in unrealized appreciation (depreciation) of investments	264,205	5,739,494	6,251	2,849,026	1,613,130
Increase (decrease) in net assets from operations	1,599,994	13,806,224	6,801	2,930,369	2,012,039

From contract transactions:
Payments received from contract owners	111,765	13,535,061	39,456	6,412,097	153,738
Payments for contract benefits or terminations	(2,290,221)	(19,174,976)	(485)	(290,907)	(2,052,032)
Transfers between sub-accounts (including fixed account), net	368,917	5,250,826	3	850,546	(995,692)
Contract maintenance charges	(42,546)	(1,184,338)	(216)	(101,243)	(8,535)
Adjustments to net assets allocated to contracts in payout period	434	(11,279)	-	(260)	2,135
Increase (decrease) in net assets from contract transactions	(1,851,651)	(1,584,706)	38,758	6,870,233	(2,900,386)

Increase (decrease) in net assets	(251,657)	12,221,518	45,559	9,800,602	(888,347)
Net assets at beginning of period	22,991,542	184,317,565	13,957	7,819,510	26,550,405
Net assets at end of period	$22,739,885	$196,539,083	$59,516	$17,620,112	$25,662,058

Beginning units	483,185	6,910,281	1,255	695,761	1,609,167
Units issued	22,562	1,360,331	3,778	1,039,066	60,714
Units redeemed	(61,996)	(1,195,992)	(278)	(328,451)	(253,539)
Ending units	443,751	7,074,620	4,755	1,406,376	1,416,342

The accompanying Notes to Financial Statements are an integral part of this statement.

54

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Morgan Stanley International Equities Portfolio Class 2	SAST SA Morgan Stanley International Equities Portfolio Class 3	SAST SA PIMCO RAE International Value Portfolio Class 1	SAST SA PIMCO RAE International Value Portfolio Class 2	SAST SA PIMCO RAE International Value Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$98,646	$1,153,866	$2,013	$202,343	$6,378,565
Mortality and expense risk and administrative charges	(144,468)	(1,716,332)	(286)	(151,695)	(4,955,140)
Net investment income (loss)	(45,822)	(562,466)	1,727	50,648	1,423,425
Net realized gain (loss)	381,276	3,114,670	84	91,061	(2,279,090)
Capital gain distribution from mutual funds	-	-	577	61,732	2,037,077
Change in unrealized appreciation (depreciation) of investments	(102,237)	286,349	1,273	446,510	20,806,402
Increase (decrease) in net assets from operations	233,217	2,838,553	3,661	649,951	21,987,814

From contract transactions:
Payments received from contract owners	114,822	8,478,857	35,075	10,313	1,832,556
Payments for contract benefits or terminations	(1,218,225)	(12,889,934)	-	(885,480)	(33,737,949)
Transfers between sub-accounts (including fixed account), net	897,856	10,249,804	10,149	354,135	8,417,298
Contract maintenance charges	(17,610)	(697,273)	-	(22,318)	(3,024,561)
Adjustments to net assets allocated to contracts in payout period	3,339	12,294	-	2,989	12,247
Increase (decrease) in net assets from contract transactions	(219,818)	5,153,748	45,224	(540,361)	(26,500,409)

Increase (decrease) in net assets	13,399	7,992,301	48,885	109,590	(4,512,595)
Net assets at beginning of period	9,014,017	108,013,336	48,517	9,562,305	321,524,141
Net assets at end of period	$9,027,416	$116,005,637	$97,402	$9,671,895	$317,011,546

Beginning units	515,644	6,970,282	5,360	513,021	24,386,336
Units issued	71,075	1,508,815	4,592	23,610	2,021,139
Units redeemed	(83,039)	(1,093,584)	(3)	(50,597)	(3,885,766)
Ending units	503,680	7,385,513	9,949	486,034	22,521,709

For the Year Ended December 31, 2020
From operations:
Dividends	$140,050	$1,583,328	$980	$213,449	$7,210,585
Mortality and expense risk and administrative charges	(130,101)	(1,468,261)	(88)	(134,602)	(4,460,097)
Net investment income (loss)	9,949	115,067	892	78,847	2,750,488
Net realized gain (loss)	155,017	576,190	17	(67,540)	(3,965,311)
Capital gain distribution from mutual funds	129,058	1,539,678	-	-	-
Change in unrealized appreciation (depreciation) of investments	453,574	7,047,274	6,628	(527,099)	(10,978,170)
Increase (decrease) in net assets from operations	747,598	9,278,209	7,537	(515,792)	(12,192,993)

From contract transactions:
Payments received from contract owners	74,885	3,505,721	34,944	16,810	1,704,522
Payments for contract benefits or terminations	(823,309)	(9,329,105)	-	(640,937)	(26,970,188)
Transfers between sub-accounts (including fixed account), net	(196,979)	1,882,589	6,036	517,337	31,538,939
Contract maintenance charges	(20,163)	(611,531)	-	(24,688)	(2,826,414)
Adjustments to net assets allocated to contracts in payout period	14	(3,959)	-	(319)	(4,524)
Increase (decrease) in net assets from contract transactions	(965,552)	(4,556,285)	40,980	(131,797)	3,442,335

Increase (decrease) in net assets	(217,954)	4,721,924	48,517	(647,589)	(8,750,658)
Net assets at beginning of period	9,231,971	103,291,412	-	10,209,894	330,274,799
Net assets at end of period	$9,014,017	$108,013,336	$48,517	$9,562,305	$321,524,141

Beginning units	578,876	7,251,764	-	521,383	23,808,636
Units issued	20,500	900,825	5,367	50,437	4,172,301
Units redeemed	(83,732)	(1,182,307)	(7)	(58,799)	(3,594,601)
Ending units	515,644	6,970,282	5,360	513,021	24,386,336

The accompanying Notes to Financial Statements are an integral part of this statement.

55

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 1	SAST SA PineBridge High-Yield Bond Portfolio Class 2	SAST SA PineBridge High-Yield Bond Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$-	$-	$1,609,637	$330,789	$4,384,203
Mortality and expense risk and administrative charges	(43)	(15,723,383)	(498,551)	(108,837)	(1,357,953)
Net investment income (loss)	(43)	(15,723,383)	1,111,086	221,952	3,026,250
Net realized gain (loss)	(13)	13,473,553	200,903	(33,436)	275,468
Capital gain distribution from mutual funds	4,644	161,760,372	-	-	-
Change in unrealized appreciation (depreciation) of investments	(5,126)	(85,219,896)	80,146	97,734	266,360
Increase (decrease) in net assets from operations	(538)	74,290,646	1,392,135	286,250	3,568,078

From contract transactions:
Payments received from contract owners	67,789	18,226,917	25,199	207,419	4,174,007
Payments for contract benefits or terminations	(419)	(97,386,570)	(5,327,866)	(1,015,717)	(10,669,784)
Transfers between sub-accounts (including fixed account), net	395	12,308,665	(755,508)	(12,597)	3,528,324
Contract maintenance charges	-	(16,665,637)	(7,694)	(9,612)	(631,621)
Adjustments to net assets allocated to contracts in payout period	-	(7,478)	868	26,694	5,853
Increase (decrease) in net assets from contract transactions	67,765	(83,524,103)	(6,065,001)	(803,813)	(3,593,221)

Increase (decrease) in net assets	67,227	(9,233,457)	(4,672,866)	(517,563)	(25,143)
Net assets at beginning of period	-	1,152,027,244	35,528,112	7,207,823	91,875,184
Net assets at end of period	$67,227	$1,142,793,787	$30,855,246	$6,690,260	$91,850,041

Beginning units	-	77,128,993	948,715	199,881	4,114,892
Units issued	4,649	4,756,689	238,013	11,223	866,641
Units redeemed	(28)	(10,157,569)	(397,439)	(33,933)	(1,018,234)
Ending units	4,621	71,728,113	789,289	177,171	3,963,299

For the Year Ended December 31, 2020
From operations:
Dividends	$-	$5,048,715	$2,051,985	$405,270	$4,955,125
Mortality and expense risk and administrative charges	-	(15,229,949)	(514,227)	(110,236)	(1,324,744)
Net investment income (loss)	-	(10,181,234)	1,537,758	295,034	3,630,381
Net realized gain (loss)	-	(321,614)	(890,276)	(116,643)	(2,279,270)
Capital gain distribution from mutual funds	-	63,861,590	-	-	-
Change in unrealized appreciation (depreciation) of investments	-	21,576,976	1,439,515	214,476	3,331,418
Increase (decrease) in net assets from operations	-	74,935,718	2,086,997	392,867	4,682,529

From contract transactions:
Payments received from contract owners	-	16,103,411	55,797	81,391	1,642,168
Payments for contract benefits or terminations	-	(70,506,261)	(3,628,513)	(930,143)	(10,729,245)
Transfers between sub-accounts (including fixed account), net	-	(19,221,941)	(349,771)	(93,502)	(271,036)
Contract maintenance charges	-	(14,792,244)	(10,609)	(11,634)	(584,476)
Adjustments to net assets allocated to contracts in payout period	-	210	1,809	(1,192)	(4,810)
Increase (decrease) in net assets from contract transactions	-	(88,416,825)	(3,931,287)	(955,080)	(9,947,399)

Increase (decrease) in net assets	-	(13,481,107)	(1,844,290)	(562,213)	(5,264,870)
Net assets at beginning of period	-	1,165,508,351	37,372,402	7,770,036	97,140,054
Net assets at end of period	$-	$1,152,027,244	$35,528,112	$7,207,823	$91,875,184

Beginning units	-	83,674,404	1,062,003	228,772	4,641,329
Units issued	-	4,866,991	437,453	14,782	1,395,640
Units redeemed	-	(11,412,402)	(550,741)	(43,673)	(1,922,077)
Ending units	-	77,128,993	948,715	199,881	4,114,892

The accompanying Notes to Financial Statements are an integral part of this statement.

56

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Putnam International Growth and Income Portfolio Class 1	SAST SA Putnam International Growth and Income Portfolio Class 2	SAST SA Putnam International Growth and Income Portfolio Class 3	SAST SA Schroders VCP Global Allocation Portfolio Class 1	SAST SA Schroders VCP Global Allocation Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$430,017	$84,432	$1,603,154	$1,719	$1,906,223
Mortality and expense risk and administrative charges	(335,811)	(73,630)	(1,445,975)	(1,095)	(7,110,808)
Net investment income (loss)	94,206	10,802	157,179	624	(5,204,585)
Net realized gain (loss)	97,811	113,272	2,037,580	1,219	7,184,675
Capital gain distribution from mutual funds	-	-	-	41	75,671
Change in unrealized appreciation (depreciation) of investments	2,540,915	446,958	8,740,788	24,897	52,942,052
Increase (decrease) in net assets from operations	2,732,932	571,032	10,935,547	26,781	54,997,813

From contract transactions:
Payments received from contract owners	156,485	81,218	2,912,410	64,993	8,492,619
Payments for contract benefits or terminations	(2,146,235)	(495,060)	(10,161,802)	(797)	(38,879,409)
Transfers between sub-accounts (including fixed account), net	(486,330)	(73,159)	1,651,530	3,946	(20,138,506)
Contract maintenance charges	(6,929)	(6,538)	(579,878)	(3,152)	(7,792,121)
Adjustments to net assets allocated to contracts in payout period	6,363	719	12,547	-	(1,737)
Increase (decrease) in net assets from contract transactions	(2,476,646)	(492,820)	(6,165,193)	64,990	(58,319,154)

Increase (decrease) in net assets	256,286	78,212	4,770,354	91,771	(3,321,341)
Net assets at beginning of period	21,003,045	4,408,176	86,782,737	198,522	530,611,542
Net assets at end of period	$21,259,331	$4,486,388	$91,553,091	$290,293	$527,290,201

Beginning units	1,184,728	255,641	5,754,373	16,499	42,063,994
Units issued	41,182	9,006	734,142	5,592	1,558,416
Units redeemed	(164,451)	(34,535)	(1,042,503)	(551)	(5,941,463)
Ending units	1,061,459	230,112	5,446,012	21,540	37,680,947

For the Year Ended December 31, 2020
From operations:
Dividends	$450,814	$86,547	$1,713,116	$285	$620,401
Mortality and expense risk and administrative charges	(291,020)	(60,880)	(1,240,264)	(831)	(6,901,425)
Net investment income (loss)	159,794	25,667	472,852	(546)	(6,281,024)
Net realized gain (loss)	(816,307)	(37,080)	267,341	300	358,218
Capital gain distribution from mutual funds	31,458	6,514	134,876	2,916	8,073,462
Change in unrealized appreciation (depreciation) of investments	728,792	53,174	1,708,174	(790)	(7,611,608)
Increase (decrease) in net assets from operations	103,737	48,275	2,583,243	1,880	(5,460,952)

From contract transactions:
Payments received from contract owners	200,333	14,323	562,343	15,000	8,131,819
Payments for contract benefits or terminations	(1,966,261)	(238,006)	(7,810,639)	-	(27,811,691)
Transfers between sub-accounts (including fixed account), net	(392,873)	(16,567)	2,834,522	9,403	10,858,692
Contract maintenance charges	(8,545)	(6,593)	(577,088)	(2,675)	(6,971,945)
Adjustments to net assets allocated to contracts in payout period	2,907	(436)	(5,583)	-	346
Increase (decrease) in net assets from contract transactions	(2,164,439)	(247,279)	(4,996,445)	21,728	(15,792,779)

Increase (decrease) in net assets	(2,060,702)	(199,004)	(2,413,202)	23,608	(21,253,731)
Net assets at beginning of period	23,063,747	4,607,180	89,195,939	174,914	551,865,273
Net assets at end of period	$21,003,045	$4,408,176	$86,782,737	$198,522	$530,611,542

Beginning units	1,324,612	272,386	6,012,443	14,554	43,336,439
Units issued	64,542	15,380	888,361	2,636	3,937,733
Units redeemed	(204,426)	(32,125)	(1,146,431)	(691)	(5,210,178)
Ending units	1,184,728	255,641	5,754,373	16,499	42,063,994

The accompanying Notes to Financial Statements are an integral part of this statement.

57

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Small Cap Index Portfolio Class 1	SAST SA Small Cap Index Portfolio Class 3	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 1
For the Year Ended December 31, 2021
From operations:
Dividends	$2,537	$131,731	$-	$-	$1,150
Mortality and expense risk and administrative charges	(2,311)	(366,793)	(1,851)	(4,607,036)	(687)
Net investment income (loss)	226	(235,062)	(1,851)	(4,607,036)	463
Net realized gain (loss)	998	1,059,650	16,102	4,017,574	276
Capital gain distribution from mutual funds	16,789	1,054,810	4,865	5,388,967	4,983
Change in unrealized appreciation (depreciation) of investments	(12,667)	(12,011)	37,021	41,857,416	5,292
Increase (decrease) in net assets from operations	5,346	1,867,387	56,137	46,656,921	11,014

From contract transactions:
Payments received from contract owners	500,431	19,066,363	-	103,170,188	196,972
Payments for contract benefits or terminations	(668)	(917,213)	(554)	(15,910,462)	(1,039)
Transfers between sub-accounts (including fixed account), net	38,685	3,316,992	(48,649)	6,801,376	1,823
Contract maintenance charges	(828)	(276,579)	(5,488)	(4,918,628)	(1,377)
Increase (decrease) in net assets from contract transactions	537,620	21,189,563	(54,691)	89,142,474	196,379

Increase (decrease) in net assets	542,966	23,056,950	1,446	135,799,395	207,393
Net assets at beginning of period	62,162	16,100,480	367,185	287,192,895	96,545
Net assets at end of period	$605,128	$39,157,430	$368,631	$422,992,290	$303,938

Beginning units	4,813	1,262,051	26,164	21,160,920	6,824
Units issued	36,756	1,891,108	78	8,688,137	12,565
Units redeemed	(170)	(424,094)	(3,543)	(2,639,764)	(219)
Ending units	41,399	2,729,065	22,699	27,209,293	19,170

For the Year Ended December 31, 2020
From operations:
Dividends	$410	$86,933	$2,620	$1,479,108	$113
Mortality and expense risk and administrative charges	(216)	(128,391)	(1,248)	(2,786,259)	(480)
Net investment income (loss)	194	(41,458)	1,372	(1,307,151)	(367)
Net realized gain (loss)	303	60,027	3,000	1,682,227	(62)
Capital gain distribution from mutual funds	2,005	477,344	2,044	1,508,031	2,067
Change in unrealized appreciation (depreciation) of investments	9,317	2,893,831	48,669	36,963,670	5,997
Increase (decrease) in net assets from operations	11,819	3,389,744	55,085	38,846,777	7,635

From contract transactions:
Payments received from contract owners	8,767	4,889,950	88,253	71,331,430	-
Payments for contract benefits or terminations	(329)	(228,012)	(541)	(7,505,728)	-
Transfers between sub-accounts (including fixed account), net	(860)	1,252,033	36,743	5,748,427	996
Contract maintenance charges	(154)	(79,132)	(3,691)	(3,004,573)	(1,187)
Increase (decrease) in net assets from contract transactions	7,424	5,834,839	120,764	66,569,556	(191)

Increase (decrease) in net assets	19,243	9,224,583	175,849	105,416,333	7,444
Net assets at beginning of period	42,919	6,875,897	191,336	181,776,562	89,101
Net assets at end of period	$62,162	$16,100,480	$367,185	$287,192,895	$96,545

Beginning units	3,948	633,638	15,922	15,476,317	6,836
Units issued	1,120	893,196	11,982	8,433,298	393
Units redeemed	(255)	(264,783)	(1,740)	(2,748,695)	(405)
Ending units	4,813	1,262,051	26,164	21,160,920	6,824
The accompanying Notes to Financial Statements are an integral part of this statement.

58

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 1	SAST SA VCP Dynamic Allocation Portfolio Class 3	SAST SA VCP Dynamic Strategy Portfolio Class 1	SAST SA VCP Dynamic Strategy Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$12,264,750	$8,860	$130,871,080	$11,214	$86,857,103
Mortality and expense risk and administrative charges	(18,692,775)	(2,205)	(121,539,615)	(2,684)	(87,203,805)
Net investment income (loss)	(6,428,025)	6,655	9,331,465	8,530	(346,702)
Net realized gain (loss)	29,151,481	48	197,521,066	1,754	128,607,110
Capital gain distribution from mutual funds	66,955,517	28,397	485,385,617	26,514	235,615,352
Change in unrealized appreciation (depreciation) of investments	53,606,363	(2,035)	(45,279,492)	3,392	119,225,733
Increase (decrease) in net assets from operations	143,285,336	33,065	646,958,656	40,190	483,101,493

From contract transactions:
Payments received from contract owners	56,121,786	18,275	95,562,700	174,972	41,211,657
Payments for contract benefits or terminations	(101,555,167)	(228)	(891,153,506)	(5,566)	(627,339,577)
Transfers between sub-accounts (including fixed account), net	13,084,712	205,251	(2,519,409)	405,540	1,245,449,253
Contract maintenance charges	(20,004,006)	(5,605)	(127,276,144)	(7,210)	(92,057,375)
Adjustments to net assets allocated to contracts in payout period	570	-	(101,601)	-	(8,978)
Increase (decrease) in net assets from contract transactions	(52,352,105)	217,693	(925,487,960)	567,736	567,254,980

Increase (decrease) in net assets	90,933,231	250,758	(278,529,304)	607,926	1,050,356,473
Net assets at beginning of period	1,345,249,965	263,683	8,647,437,517	200,804	5,410,012,413
Net assets at end of period	$1,436,183,196	$514,441	$8,368,908,213	$808,730	$6,460,368,886

Beginning units	91,192,522	17,949	499,263,211	14,360	329,793,617
Units issued	7,943,170	14,610	21,939,292	41,040	84,733,174
Units redeemed	(11,291,862)	(433)	(73,305,123)	(2,935)	(52,134,868)
Ending units	87,843,830	32,126	447,897,380	52,465	362,391,923

For the Year Ended December 31, 2020
From operations:
Dividends	$1,207,016	$3,078	$94,600,474	$2,736	$61,181,799
Mortality and expense risk and administrative charges	(17,075,285)	(1,200)	(118,230,179)	(1,144)	(74,012,081)
Net investment income (loss)	(15,868,269)	1,878	(23,629,705)	1,592	(12,830,282)
Net realized gain (loss)	20,737,310	(923)	123,437,570	(853)	54,470,524
Capital gain distribution from mutual funds	29,509,179	11,914	448,034,149	8,013	218,738,597
Change in unrealized appreciation (depreciation) of investments	62,748,128	14,643	353,646,889	10,542	171,100,698
Increase (decrease) in net assets from operations	97,126,348	27,512	901,488,903	19,294	431,479,537

From contract transactions:
Payments received from contract owners	48,808,480	-	68,319,437	-	27,438,285
Payments for contract benefits or terminations	(66,450,802)	(37,812)	(689,952,473)	(37,578)	(411,740,930)
Transfers between sub-accounts (including fixed account), net	(23,091,326)	57,719	(144,008,625)	2,667	(41,321,795)
Contract maintenance charges	(17,062,828)	(3,292)	(113,660,526)	(3,138)	(72,395,998)
Adjustments to net assets allocated to contracts in payout period	111	-	6,097	-	1,617
Increase (decrease) in net assets from contract transactions	(57,796,365)	16,615	(879,296,090)	(38,049)	(498,018,821)

Increase (decrease) in net assets	39,329,983	44,127	22,192,813	(18,755)	(66,539,284)
Net assets at beginning of period	1,305,919,982	219,556	8,625,244,704	219,559	5,476,551,697
Net assets at end of period	$1,345,249,965	$263,683	$8,647,437,517	$200,804	$5,410,012,413

Beginning units	95,116,540	16,851	555,505,119	17,251	362,907,326
Units issued	12,587,364	4,311	20,605,898	240	13,604,522
Units redeemed	(16,511,382)	(3,213)	(76,847,806)	(3,131)	(46,718,231)
Ending units	91,192,522	17,949	499,263,211	14,360	329,793,617

The accompanying Notes to Financial Statements are an integral part of this statement.

59

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA VCP Index Allocation Portfolio Class 1	SAST SA VCP Index Allocation Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 1	SAST SA Wellington Capital Appreciation Portfolio Class 2	SAST SA Wellington Capital Appreciation Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$3,918	$3,969,082	$-	$-	$-
Mortality and expense risk and administrative charges	(1,147)	(5,277,123)	(7,607,033)	(997,001)	(11,546,973)
Net investment income (loss)	2,771	(1,308,041)	(7,607,033)	(997,001)	(11,546,973)
Net realized gain (loss)	746	4,849,619	20,506,562	3,269,371	25,836,935
Capital gain distribution from mutual funds	23,428	31,043,905	109,527,077	14,567,860	212,250,467
Change in unrealized appreciation (depreciation) of investments	(1,776)	13,595,612	(103,434,247)	(15,016,069)	(213,901,896)
Increase (decrease) in net assets from operations	25,169	48,181,095	18,992,359	1,824,161	12,638,533

From contract transactions:
Payments received from contract owners	12,183	35,650,918	3,202,236	814,807	242,560,884
Payments for contract benefits or terminations	(152)	(27,118,268)	(47,581,462)	(7,898,681)	(72,093,687)
Transfers between sub-accounts (including fixed account), net	247,873	33,393,850	12,810,000	7,305,820	220,614,534
Contract maintenance charges	(2,907)	(5,880,368)	(88,995)	(63,358)	(6,098,261)
Adjustments to net assets allocated to contracts in payout period	-	577	297,306	160,489	94,555
Increase (decrease) in net assets from contract transactions	256,997	36,046,709	(31,360,915)	319,077	385,078,025

Increase (decrease) in net assets	282,166	84,227,804	(12,368,556)	2,143,238	397,716,558
Net assets at beginning of period	62,882	366,609,483	510,908,666	63,951,978	653,285,491
Net assets at end of period	$345,048	$450,837,287	$498,540,110	$66,095,216	$1,051,002,049

Beginning units	4,968	29,899,655	1,871,273	259,140	7,342,843
Units issued	19,544	6,846,020	188,480	36,652	7,183,359
Units redeemed	(541)	(4,078,686)	(234,726)	(38,573)	(1,439,546)
Ending units	23,971	32,666,989	1,825,027	257,219	13,086,656

For the Year Ended December 31, 2020
From operations:
Dividends	$793	$3,876,883	$-	$-	$-
Mortality and expense risk and administrative charges	(53)	(4,425,719)	(6,227,907)	(829,053)	(7,701,327)
Net investment income (loss)	740	(548,836)	(6,227,907)	(829,053)	(7,701,327)
Net realized gain (loss)	22	599,624	9,366,771	1,262,085	27,412,730
Capital gain distribution from mutual funds	520	5,469,654	46,747,036	6,303,611	63,129,909
Change in unrealized appreciation (depreciation) of investments	1,974	17,891,579	156,110,795	19,443,534	175,026,353
Increase (decrease) in net assets from operations	3,256	23,412,021	205,996,695	26,180,177	257,867,665

From contract transactions:
Payments received from contract owners	-	45,143,068	2,053,850	832,640	87,233,069
Payments for contract benefits or terminations	-	(15,003,582)	(38,375,064)	(5,371,323)	(47,423,371)
Transfers between sub-accounts (including fixed account), net	59,770	(8,897,395)	(25,050,326)	(4,120,017)	(83,672,654)
Contract maintenance charges	(144)	(4,709,038)	(94,743)	(67,921)	(3,211,168)
Adjustments to net assets allocated to contracts in payout period	-	-	(84,817)	5,277	(54,811)
Increase (decrease) in net assets from contract transactions	59,626	16,533,053	(61,551,100)	(8,721,344)	(47,128,935)

Increase (decrease) in net assets	62,882	39,945,074	144,445,595	17,458,833	210,738,730
Net assets at beginning of period	-	326,664,409	366,463,071	46,493,145	442,546,761
Net assets at end of period	$62,882	$366,609,483	$510,908,666	$63,951,978	$653,285,491

Beginning units	-	28,329,526	2,181,248	304,837	7,462,122
Units issued	5,004	9,635,252	76,745	10,837	2,265,282
Units redeemed	(36)	(8,065,123)	(386,720)	(56,534)	(2,384,561)
Ending units	4,968	29,899,655	1,871,273	259,140	7,342,843

The accompanying Notes to Financial Statements are an integral part of this statement.

60

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Wellington Government and Quality Bond Portfolio Class 1	SAST SA Wellington Government and Quality Bond Portfolio Class 2	SAST SA Wellington Government and Quality Bond Portfolio Class 3	SAST SA Wellington Strategic Multi- Asset Portfolio Class 1	SAST SA Wellington Strategic Multi- Asset Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$956,896	$285,583	$6,490,835	$43,996	$177,851
Mortality and expense risk and administrative charges	(907,410)	(315,932)	(6,995,635)	(218,737)	(1,256,419)
Net investment income (loss)	49,486	(30,349)	(504,800)	(174,741)	(1,078,568)
Net realized gain (loss)	566,776	137,612	3,594,099	349,409	937,737
Capital gain distribution from mutual funds	944,145	314,978	7,489,714	553,304	3,831,535
Change in unrealized appreciation (depreciation) of investments	(3,705,589)	(1,183,303)	(27,420,780)	199,215	1,790,594
Increase (decrease) in net assets from operations	(2,145,182)	(761,062)	(16,841,767)	927,187	5,481,298

From contract transactions:
Payments received from contract owners	538,419	332,754	20,999,818	50,555	26,860,647
Payments for contract benefits or terminations	(8,953,950)	(3,029,920)	(52,686,072)	(1,401,000)	(4,768,935)
Transfers between sub-accounts (including fixed account), net	1,010,420	447,506	27,918,286	(8,828)	12,528,910
Contract maintenance charges	(26,122)	(34,119)	(4,470,473)	(7,433)	(1,312,658)
Adjustments to net assets allocated to contracts in payout period	16,433	21,004	17,179	2,629	(1,568)
Increase (decrease) in net assets from contract transactions	(7,414,800)	(2,262,775)	(8,221,262)	(1,364,077)	33,306,396

Increase (decrease) in net assets	(9,559,982)	(3,023,837)	(25,063,029)	(436,890)	38,787,694
Net assets at beginning of period	66,157,852	22,783,188	491,521,902	15,598,325	74,574,145
Net assets at end of period	$56,597,870	$19,759,351	$466,458,873	$15,161,435	$113,361,839

Beginning units	2,550,102	996,407	30,405,044	186,983	5,287,566
Units issued	194,797	74,871	6,371,550	5,419	2,945,936
Units redeemed	(497,742)	(175,682)	(6,941,433)	(21,047)	(658,387)
Ending units	2,247,157	895,596	29,835,161	171,355	7,575,115

For the Year Ended December 31, 2020
From operations:
Dividends	$1,344,254	$420,133	$8,248,197	$153,330	$519,003
Mortality and expense risk and administrative charges	(1,014,043)	(349,232)	(6,717,824)	(200,556)	(668,093)
Net investment income (loss)	330,211	70,901	1,530,373	(47,226)	(149,090)
Net realized gain (loss)	694,812	223,076	8,476,201	106,266	286,175
Capital gain distribution from mutual funds	78,561	26,519	544,927	182,956	719,223
Change in unrealized appreciation (depreciation) of investments	2,484,599	818,912	11,949,843	2,004,326	7,767,782
Increase (decrease) in net assets from operations	3,588,183	1,139,408	22,501,344	2,246,322	8,624,090

From contract transactions:
Payments received from contract owners	440,125	797,837	19,292,856	33,237	15,402,884
Payments for contract benefits or terminations	(8,736,525)	(2,670,402)	(49,287,131)	(1,188,796)	(2,122,704)
Transfers between sub-accounts (including fixed account), net	5,005,924	2,071,154	63,463,338	252,906	9,319,939
Contract maintenance charges	(32,589)	(45,040)	(4,069,094)	(7,966)	(706,734)
Adjustments to net assets allocated to contracts in payout period	33,813	(1,183)	2,683	18,120	69
Increase (decrease) in net assets from contract transactions	(3,289,252)	152,366	29,402,652	(892,499)	21,893,454

Increase (decrease) in net assets	298,931	1,291,774	51,903,996	1,353,823	30,517,544
Net assets at beginning of period	65,858,921	21,491,414	439,617,906	14,244,502	44,056,601
Net assets at end of period	$66,157,852	$22,783,188	$491,521,902	$15,598,325	$74,574,145

Beginning units	2,676,704	990,332	28,013,342	198,764	3,631,790
Units issued	433,828	192,048	12,589,777	7,281	2,402,036
Units redeemed	(560,430)	(185,973)	(10,198,075)	(19,062)	(746,260)
Ending units	2,550,102	996,407	30,405,044	186,983	5,287,566

The accompanying Notes to Financial Statements are an integral part of this statement.

61

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA WellsCap Aggressive Growth Portfolio Class 1	SAST SA WellsCap Aggressive Growth Portfolio Class 2	SAST SA WellsCap Aggressive Growth Portfolio Class 3	VALIC Company I International Equities Index Fund	VALIC Company I International Socially Responsible Fund
For the Year Ended December 31, 2021
From operations:
Dividends	$-	$-	$-	$63,484	$23,141
Mortality and expense risk and administrative charges	(538,351)	(53,867)	(902,340)	(57,883)	(14,766)
Net investment income (loss)	(538,351)	(53,867)	(902,340)	5,601	8,375
Net realized gain (loss)	17,189,924	1,891,362	4,290,943	170,838	74,970
Capital gain distribution from mutual funds	7,685,396	717,444	19,398,186	20,366	244,245
Change in unrealized appreciation (depreciation) of investments	(22,194,892)	(2,401,763)	(17,235,516)	273,143	(184,368)
Increase (decrease) in net assets from operations	2,142,077	153,176	5,551,273	469,948	143,222

From contract transactions:
Payments received from contract owners	514,322	17,377	37,700,948	6,000	-
Payments for contract benefits or terminations	(2,654,442)	(946,692)	(5,410,719)	(467,126)	(320,345)
Transfers between sub-accounts (including fixed account), net	(43,338,072)	(3,831,939)	(94,282,036)	(85,573)	139,089
Contract maintenance charges	(11,404)	(4,078)	(636,133)	(99)	(10)
Adjustments to net assets allocated to contracts in payout period	104,235	-	988	-	-
Increase (decrease) in net assets from contract transactions	(45,385,361)	(4,765,332)	(62,626,952)	(546,798)	(181,266)

Increase (decrease) in net assets	(43,243,284)	(4,612,156)	(57,075,679)	(76,850)	(38,044)
Net assets at beginning of period	43,243,284	4,612,156	57,075,679	5,002,670	1,317,149
Net assets at end of period	$-	$-	$-	$4,925,820	$1,279,105

Beginning units	798,545	88,206	1,568,215	400,708	85,339
Units issued	35,199	987	1,512,374	10,109	16,974
Units redeemed	(833,744)	(89,193)	(3,080,589)	(51,325)	(28,150)
Ending units	-	-	-	359,492	74,163

For the Year Ended December 31, 2020
From operations:
Dividends	$-	$-	$-	$126,910	$19,162
Mortality and expense risk and administrative charges	(492,251)	(54,418)	(554,110)	(50,642)	(13,005)
Net investment income (loss)	(492,251)	(54,418)	(554,110)	76,268	6,157
Net realized gain (loss)	2,885,841	338,428	5,399,715	(66,672)	3,099
Capital gain distribution from mutual funds	2,279,173	254,367	3,099,271	86,807	33,463
Change in unrealized appreciation (depreciation) of investments	12,015,633	1,247,887	13,172,354	74,720	70,060
Increase (decrease) in net assets from operations	16,688,396	1,786,264	21,117,230	171,123	112,779

From contract transactions:
Payments received from contract owners	104,345	134,092	13,820,729	6,490	-
Payments for contract benefits or terminations	(2,349,585)	(212,897)	(2,540,412)	(353,622)	(2,486)
Transfers between sub-accounts (including fixed account), net	(339,313)	(202,804)	(4,888,023)	(147,814)	94,187
Contract maintenance charges	(13,635)	(6,140)	(308,035)	(265)	(12)
Adjustments to net assets allocated to contracts in payout period	(2,160)	-	(692)	-	-
Increase (decrease) in net assets from contract transactions	(2,600,348)	(287,749)	6,083,567	(495,211)	91,689

Increase (decrease) in net assets	14,088,048	1,498,515	27,200,797	(324,088)	204,468
Net assets at beginning of period	29,155,236	3,113,641	29,874,882	5,326,758	1,112,681
Net assets at end of period	$43,243,284	$4,612,156	$57,075,679	$5,002,670	$1,317,149

Beginning units	862,406	95,439	1,279,763	453,139	77,005
Units issued	54,189	5,087	866,922	20,873	8,656
Units redeemed	(118,050)	(12,320)	(578,470)	(73,304)	(322)
Ending units	798,545	88,206	1,568,215	400,708	85,339

The accompanying Notes to Financial Statements are an integral part of this statement.

62

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Mid Cap Index Fund	VALIC Company I Nasdaq-100 Index Fund	VALIC Company I Small Cap Index Fund	VALIC Company I Stock Index Fund
For the Year Ended December 31, 2021
From operations:
Dividends	$52,816	$13,802	$28,904	$207,735
Mortality and expense risk and administrative charges	(59,140)	(55,657)	(43,721)	(161,221)
Net investment income (loss)	(6,324)	(41,855)	(14,817)	46,514
Net realized gain (loss)	194,422	755,794	68,037	789,741
Capital gain distribution from mutual funds	144,734	340,821	163,737	646,532
Change in unrealized appreciation (depreciation) of investments	688,302	12,804	223,048	1,876,025
Increase (decrease) in net assets from operations	1,021,134	1,067,564	440,005	3,358,812

From contract transactions:
Payments received from contract owners	3,300	9,700	10,700	65,900
Payments for contract benefits or terminations	(472,431)	(1,002,382)	(188,893)	(1,520,845)
Transfers between sub-accounts (including fixed account), net	(273,259)	(43,382)	44,097	(401,235)
Contract maintenance charges	(156)	(169)	(107)	(303)
Increase (decrease) in net assets from contract transactions	(742,546)	(1,036,233)	(134,203)	(1,856,483)

Increase (decrease) in net assets	278,588	31,331	305,802	1,502,329
Net assets at beginning of period	4,725,038	4,669,986	3,367,947	13,363,680
Net assets at end of period	$5,003,626	$4,701,317	$3,673,749	$14,866,009

Beginning units	284,130	156,659	195,115	683,590
Units issued	15,065	5,901	7,701	13,177
Units redeemed	(55,290)	(36,312)	(15,104)	(98,235)
Ending units	243,905	126,248	187,712	598,532

For the Year Ended December 31, 2020
From operations:
Dividends	$59,723	$28,891	$50,853	$240,589
Mortality and expense risk and administrative charges	(47,271)	(48,157)	(34,340)	(139,158)
Net investment income (loss)	12,452	(19,266)	16,513	101,431
Net realized gain (loss)	(111,420)	537,367	(169,307)	408,402
Capital gain distribution from mutual funds	333,161	90,856	408,746	769,393
Change in unrealized appreciation (depreciation) of investments	257,118	981,212	154,979	502,312
Increase (decrease) in net assets from operations	491,311	1,590,169	410,931	1,781,538

From contract transactions:
Payments received from contract owners	4,550	2,640	4,400	24,921
Payments for contract benefits or terminations	(176,024)	(308,139)	(394,110)	(1,069,729)
Transfers between sub-accounts (including fixed account), net	(32,194)	(111,283)	(209,952)	(514,760)
Contract maintenance charges	(238)	(279)	(243)	(675)
Increase (decrease) in net assets from contract transactions	(203,906)	(417,061)	(599,905)	(1,560,243)

Increase (decrease) in net assets	287,405	1,173,108	(188,974)	221,295
Net assets at beginning of period	4,437,633	3,496,878	3,556,921	13,142,385
Net assets at end of period	$4,725,038	$4,669,986	$3,367,947	$13,363,680

Beginning units	298,461	169,983	243,970	787,087
Units issued	20,436	28,143	12,129	47,619
Units redeemed	(34,767)	(41,467)	(60,984)	(151,116)
Ending units	284,130	156,659	195,115	683,590

The accompanying Notes to Financial Statements are an integral part of this statement.

63

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1.	Organization

Variable Separate Account (“the Separate Account”) is a segregated investment account established by American General Life Insurance Company (“AGL”) to receive and invest premium payments from variable annuity contracts issued by AGL. AGL is a wholly owned subsidiary of AGC Life Insurance Company, an indirect, majority owned subsidiary of American International Group, Inc. (“AIG”).

The Separate Account includes the following variable annuity products:

American Pathway II	Polaris Choice IV
Anchor Advisor	Polaris II
ICAP II	Polaris II Platinum Series
Polaris	Polaris Platinum
Polaris Advantage	Polaris Platinum II
Polaris Advantage II	Polaris Platinum III
Polaris Advisor	Polaris Preferred Solution
Polaris Advisor III	Polaris Protector
Polaris Advisory	Polaris Retirement Protector
Polaris Advisory Income	Polaris Select Investor
Polaris America	Vista Capital Advantage
Polaris Choice	WM Diversified Strategies
Polaris Choice II	WM Diversified Strategies III
Polaris Choice III

The Separate Account contracts are sold through AGL’s affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of the Separate Account is AIG Capital Services, Inc., an affiliate of AGL. No underwriting fees are paid in connection with the distribution of these contracts.

Principal Funds Distributor, Inc. distributes WM Diversified Strategies and WM Diversified Strategies III contracts. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as an open-ended management investment company. The names in bold in the table below are the diversified, open-ended management investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as “Funds” throughout these financial statements.

For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2021 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods to reflect a full twelve months, except as noted below.

American Funds Insurance Series (American Funds IS)
American Funds IS American High-Income Trust Class 3(d)	American Funds IS Growth Fund Class 3
American Funds IS Asset Allocation Fund Class 2	American Funds IS Growth-Income Fund Class 2
American Funds IS Asset Allocation Fund Class 3	American Funds IS Growth-Income Fund Class 3
American Funds IS Capital Income Builder Class 4	American Funds IS International Fund Class 3
American Funds IS Global Growth Fund Class 2	American Funds IS U.S. Government Securities Fund Class 3(e)
American Funds IS Growth Fund Class 2	American Funds IS Ultra-Short Bond Fund Class 3

Anchor Series Trust (AST)(a)
AST SA BlackRock Multi-Asset Income Portfolio Class 1(q)	AST SA PGI Asset Allocation Portfolio Class 2(f)
AST SA BlackRock Multi-Asset Income Portfolio Class 3(q)	AST SA PGI Asset Allocation Portfolio Class 3(f)
AST SA PGI Asset Allocation Portfolio Class 1(f)

BlackRock Variable Series Funds, Inc. (BlackRock)
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	BlackRock Global Allocation V.I. Fund Class III

64

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Columbia Funds VIT Variable Series Trust (Columbia VP)
Columbia VP Asset Allocation Fund Class 1(r)	Columbia VP Limited Duration Credit Fund Class 2
Columbia VP Dividend Opportunity Fund Class 1	Columbia VP Loomis Sayles Growth Fund Class 1
Columbia VP Emerging Markets Bond Fund Class 2	Columbia VP Mid Cap Growth Opportunity Fund Class 1
Columbia VP Income Opportunities Fund Class 1	Columbia VP Overseas Core Fund Class 2
Columbia VP Large Cap Growth Fund Class 1	Columbia VP Small Company Growth Fund Class 1

Delaware Ivy Variable Insurance Portfolios (Delaware Ivy VIP)
Delaware Ivy VIP Asset Strategy Class II(j)

Franklin Templeton Variable Insurance Products Trust (FTVIP)
FTVIP Franklin Allocation VIP Fund Class 1	FTVIP Franklin Income VIP Fund Class 2
FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Strategic Income VIP Fund Class 2
FTVIP Franklin Income VIP Fund Class 1

Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT)
Goldman Sachs VIT Government Money Market Fund Institutional Shares	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares
Goldman Sachs VIT Government Money Market Fund Service Shares	Goldman Sachs VIT Trend Driven Allocation Fund Service Shares(s)

Invesco Variable Insurance Funds (Invesco V.I.)
Invesco V.I. American Franchise Fund Series I	Invesco V.I. Comstock Fund Series II
Invesco V.I. American Franchise Fund Series II	Invesco V.I. Growth and Income Fund Series I
Invesco V.I. Balanced-Risk Allocation Fund Series II	Invesco V.I. Growth and Income Fund Series II
Invesco V.I. Comstock Fund Series I

Lord Abbett Series Fund, Inc. (Lord Abbett)
Lord Abbett Bond Debenture Portfolio Class VC	Lord Abbett Mid Cap Stock Portfolio Class VC
Lord Abbett Fundamental Equity Portfolio Class VC	Lord Abbett Short Duration Income Portfolio Class VC
Lord Abbett Growth and Income Portfolio Class VC

Morgan Stanley Variable Insurance Fund, Inc. (Morgan Stanley VIF)
Morgan Stanley VIF Global Infrastructure Portfolio Class II

Neuberger Berman Advisers Management Trust (Neuberger Berman AMT)
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S

PIMCO Variable Insurance Trust (PIMCO)
PIMCO All Asset Portfolio Advisor Class	PIMCO Emerging Markets Bond Portfolio Institutional Class(b)
PIMCO Dynamic Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class
PIMCO Emerging Markets Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Institutional Class

Principal Variable Contracts Funds, Inc. (PVC)
PVC Core Plus Bond Account Class 1	PVC SAM Balanced Portfolio Class 2
PVC Diversified International Account Class 1	PVC SAM Conservative Balanced Portfolio Class 1
PVC Equity Income Account Class 1	PVC SAM Conservative Balanced Portfolio Class 2
PVC Equity Income Account Class 2	PVC SAM Conservative Growth Portfolio Class 1
PVC Government & High Quality Bond Account Class 1	PVC SAM Conservative Growth Portfolio Class 2
PVC Large Cap Growth Account I Class 1	PVC SAM Flexible Income Portfolio Class 1
PVC MidCap Account Class 1	PVC SAM Flexible Income Portfolio Class 2
PVC MidCap Account Class 2	PVC SAM Strategic Growth Portfolio Class 1
PVC Principal Capital Appreciation Account Class 1	PVC SAM Strategic Growth Portfolio Class 2
PVC Principal Capital Appreciation Account Class 2	PVC Short-Term Income Account Class 1
PVC Real Estate Securities Account Class 1	PVC SmallCap Account Class 1
PVC Real Estate Securities Account Class 2	PVC SmallCap Account Class 2
PVC SAM Balanced Portfolio Class 1

Seasons Series Trust (SST)
SST SA Allocation Balanced Portfolio Class 1	SST SA Multi-Managed Large Cap Growth Portfolio Class 3
SST SA Allocation Balanced Portfolio Class 3	SST SA Multi-Managed Large Cap Value Portfolio Class 3

65

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Seasons Series Trust (SST)(a)
SST SA Allocation Growth Portfolio Class 1	SST SA Multi-Managed Mid Cap Growth Portfolio Class 3
SST SA Allocation Growth Portfolio Class 3	SST SA Multi-Managed Mid Cap Value Portfolio Class 3
SST SA Allocation Moderate Growth Portfolio Class 1	SST SA Multi-Managed Small Cap Portfolio Class 3
SST SA Allocation Moderate Growth Portfolio Class 3	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1
SST SA Allocation Moderate Portfolio Class 1	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
SST SA Allocation Moderate Portfolio Class 3	SST SA T. Rowe Price Growth Stock Portfolio Class 3
SST SA Columbia Focused Value Portfolio Class 3	SST SA Wellington Real Return Portfolio Class 1
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	SST SA Wellington Real Return Portfolio Class 3
SST SA Multi-Managed International Equity Portfolio Class 3

SunAmerica Series Trust (SAST)(a)
SAST SA AB Growth Portfolio Class 1	SAST SA Invesco VCP Equity-Income Portfolio Class 3(o)
SAST SA AB Growth Portfolio Class 2	SAST SA Janus Focused Growth Portfolio Class 1
SAST SA AB Growth Portfolio Class 3	SAST SA Janus Focused Growth Portfolio Class 2
SAST SA AB Small & Mid Cap Value Portfolio Class 1	SAST SA Janus Focused Growth Portfolio Class 3
SAST SA AB Small & Mid Cap Value Portfolio Class 2	SAST SA JPMorgan Diversified Balanced Portfolio Class 1
SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA JPMorgan Diversified Balanced Portfolio Class 2
SAST SA American Funds Asset Allocation Portfolio Class 1	SAST SA JPMorgan Diversified Balanced Portfolio Class 3
SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 1
SAST SA American Funds Global Growth Portfolio Class 1	SAST SA JPMorgan Emerging Markets Portfolio Class 2
SAST SA American Funds Global Growth Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 3
SAST SA American Funds Growth Portfolio Class 1	SAST SA JPMorgan Equity-Income Portfolio Class 1
SAST SA American Funds Growth Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 2
SAST SA American Funds Growth-Income Portfolio Class 1	SAST SA JPMorgan Equity-Income Portfolio Class 3
SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 1
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	SAST SA JPMorgan Global Equities Portfolio Class 2
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 3
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1(b)	SAST SA JPMorgan MFS Core Bond Portfolio Class 1
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3(t)	SAST SA JPMorgan MFS Core Bond Portfolio Class 2
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	SAST SA JPMorgan MFS Core Bond Portfolio Class 3
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1
SAST SA Columbia Technology Portfolio Class 1(p)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2
SAST SA Columbia Technology Portfolio Class 2(p)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3
SAST SA Columbia Technology Portfolio Class 3(p)	SAST SA Large Cap Growth Index Portfolio Class 1
SAST SA DFA Ultra Short Bond Portfolio Class 1	SAST SA Large Cap Growth Index Portfolio Class 3
SAST SA DFA Ultra Short Bond Portfolio Class 2	SAST SA Large Cap Index Portfolio Class 1
SAST SA DFA Ultra Short Bond Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 3
SAST SA Emerging Markets Equity Index Portfolio Class 1	SAST SA Large Cap Value Index Portfolio Class 1
SAST SA Emerging Markets Equity Index Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 3
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	SAST SA MFS Blue Chip Growth Portfolio Class 1
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	SAST SA MFS Blue Chip Growth Portfolio Class 2
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA MFS Blue Chip Growth Portfolio Class 3
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 2
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	SAST SA MFS Total Return Portfolio Class 1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 2
SAST SA Fixed Income Index Portfolio Class 1	SAST SA MFS Total Return Portfolio Class 3
SAST SA Fixed Income Index Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 1
SAST SA Fixed Income Intermediate Index Portfolio Class 1(b)	SAST SA Mid Cap Index Portfolio Class 3
SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1(l)	SAST SA Morgan Stanley International Equities Portfolio Class 2
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2(l)	SAST SA Morgan Stanley International Equities Portfolio Class 3
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3(l)	SAST SA PIMCO RAE International Value Portfolio Class 1(n)
SAST SA Franklin Small Company Value Portfolio Class 1	SAST SA PIMCO RAE International Value Portfolio Class 2(n)

66

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SunAmerica Series Trust (SAST)(a)
SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA PIMCO RAE International Value Portfolio Class 3(n)
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1(k)	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2(k)	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3(k)	SAST SA PineBridge High-Yield Bond Portfolio Class 1
SAST SA Franklin Tactical Opportunities Portfolio Class 1(m)	SAST SA PineBridge High-Yield Bond Portfolio Class 2
SAST SA Franklin Tactical Opportunities Portfolio Class 3(m)	SAST SA PineBridge High-Yield Bond Portfolio Class 3
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 1	SAST SA Putnam International Growth and Income Portfolio Class 1
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 2
SAST SA Global Index Allocation 60/40 Portfolio Class 1	SAST SA Putnam International Growth and Income Portfolio Class 3
SAST SA Global Index Allocation 60/40 Portfolio Class 3	SAST SA Schroders VCP Global Allocation Portfolio Class 1
SAST SA Global Index Allocation 75/25 Portfolio Class 1	SAST SA Schroders VCP Global Allocation Portfolio Class 3
SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 1
SAST SA Global Index Allocation 90/10 Portfolio Class 1	SAST SA Small Cap Index Portfolio Class 3
SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1
SAST SA Goldman Sachs Global Bond Portfolio Class 1	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3
SAST SA Goldman Sachs Global Bond Portfolio Class 2	SAST SA T. Rowe Price VCP Balanced Portfolio Class 1
SAST SA Goldman Sachs Global Bond Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	SAST SA VCP Dynamic Allocation Portfolio Class 1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 3
SAST SA Index Allocation 60/40 Portfolio Class 1	SAST SA VCP Dynamic Strategy Portfolio Class 1
SAST SA Index Allocation 60/40 Portfolio Class 3	SAST SA VCP Dynamic Strategy Portfolio Class 3
SAST SA Index Allocation 80/20 Portfolio Class 1	SAST SA VCP Index Allocation Portfolio Class 1
SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 3
SAST SA Index Allocation 90/10 Portfolio Class 1	SAST SA Wellington Capital Appreciation Portfolio Class 1(g)(p)
SAST SA Index Allocation 90/10 Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 2(g)(p)
SAST SA International Index Portfolio Class 1	SAST SA Wellington Capital Appreciation Portfolio Class 3(g)(p)
SAST SA International Index Portfolio Class 3	SAST SA Wellington Government and Quality Bond Portfolio Class 1(h)
SAST SA Invesco Growth Opportunities Portfolio Class 1	SAST SA Wellington Government and Quality Bond Portfolio Class 2(h)
SAST SA Invesco Growth Opportunities Portfolio Class 2	SAST SA Wellington Government and Quality Bond Portfolio Class 3(h)
SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA Wellington Strategic Multi-Asset Portfolio Class 1(i)
SAST SA Invesco Main Street Large Cap Portfolio Class 1	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3(i)
SAST SA Invesco Main Street Large Cap Portfolio Class 2	SAST SA WellsCap Aggressive Growth Portfolio Class 1(u)
SAST SA Invesco Main Street Large Cap Portfolio Class 3	SAST SA WellsCap Aggressive Growth Portfolio Class 2(u)
SAST SA Invesco VCP Equity-Income Portfolio Class 1(o)	SAST SA WellsCap Aggressive Growth Portfolio Class 3(u)

VALIC Company I(c)
VALIC Company I International Equities Index Fund	VALIC Company I Nasdaq-100 Index Fund
VALIC Company I International Socially Responsible Fund	VALIC Company I Small Cap Index Fund
VALIC Company I Mid Cap Index Fund	VALIC Company I Stock Index Fund

(a)

These are affiliated investment companies. SunAmerica Asset Management Corp., an affiliate of AGL, serves as the investment advisor to Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust.

(b)	Fund had no activity during the current year.

(c)

VALIC Company I is an affiliated investment company. The Variable Annuity Life Insurance Company (VALIC), an affiliate of AGL, serves as the investment advisor to VALIC Company I. VALIC Retirement Services Company, a direct, wholly owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to VALIC Company I. SunAmerica Asset Management LLC (SAAMCO), an affiliate of AGL, serves as investment sub-advisor to certain underlying mutual funds of VALIC Company I.

(d)	Formerly American Funds IS High-Income Bond Fund.

(e)	Formerly American Funds IS U.S. Government/AAA-Rated Securities Fund.

(f)

The AST SA PGI Asset Allocation Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA JPMorgan Diversified Balanced Portfolio.

(g)

The AST SA Wellington Capital Appreciation Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA Wellington Capital Appreciation Portfolio, in operation for the period November 5, 2021 (commencement of operations) to December 31, 2021.

(h)

The AST SA Wellington Government and Quality Bond Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA Wellington Government and Quality Bond Portfolio, in operation for the period November 5, 2021 (commencement of operations) to December 31, 2021.

67

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(i)

The AST SA Wellington Strategic Multi-Asset Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA Wellington Strategic Multi-Asset Portfolio, in operation for the period November 5, 2021 (commencement of operations) to December 31, 2021.

(j)	Formerly Ivy VIP Asset Strategy.

(k)	Formerly SAST SA Dogs of Wall Street.

(l)	Formerly SAST SA Legg Mason BW Large Cap Value Portfolio.

(m)	Formerly SAST SA Legg Mason Tactical Opportunities Portfolio.

(n)	Formerly SAST SA Templeton Foreign Value Portfolio.

(o)

The SAST SA Invesco VCP Equity-Income Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to May 3, 2021 (cessation of operations) merged into the SAST SA VCP Dynamic Strategy Portfolio.

(p)

The SAST SA Columbia Technology Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA Wellington Capital Appreciation Portfolio, in operation for the period November 5, 2021 (commencement of operations) to December 31, 2021.

(q)	For the period January 1, 2020 to January 31, 2020 (cessation of operations).

(r)	For the period January 1, 2020 to April 24, 2020 (cessation of operations).

(s)	Formerly Goldman Sachs VIT Global Trends Allocation Fund.

(t)	For the period October 13, 2020 (commencement of operations) to December 31, 2020 and January 1, 2021 to December 31, 2021.

(u)

The SAST SA WellsCap Aggressive Growth Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA JPMorgan Mid-Cap Growth Portfolio.

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of AGL’s General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of each of the sub-accounts of the Separate Account are registered in the name of AGL. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from AGL’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising out of any other business of AGL. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

During 2021, the COVID-19 pandemic has negatively impacted the U.S. and global economies and created impacts and risks to AGL’s business. Market volatility in the financial markets resulting from the COVID-19 pandemic could adversely impact net assets for each sub-account. Declines in or sustained low interest rates can cause a reduction in investment income for certain underlying mutual funds.

2.	Summary of Significant Accounting Policy

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States (GAAP). The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

68

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

An assumed interest rate of 3.50 percent is used in determining annuity payments for all products with the exception of the American Pathway II product and ICAP product, which use a 4.00 percent assumed interest rate and a 5.00 percent assumed interest rate, respectively.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, AGL makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

Accumulation Unit: This is the basic valuation unit used to calculate the contract owner’s interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

Income Taxes: The operations of the Separate Account are included in the federal income tax return of AGL, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, AGL does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. AGL will periodically review changes in the tax law. AGL retains the right to charge for any federal income tax incurred which is applicable to the Separate Account if the law is changed.

3.	Fair Value Measurements

Assets recorded at fair value in the Separate Account’s Statement of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three “levels” based on the observability of valuation inputs:

•

Level 1— Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

•

Level 2— Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•

Level 3— Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2021 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting

69

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

information about assets measured at fair value on a recurring basis at December 31, 2021, and respective hierarchy levels.

4.	Expenses

Expense charges are applied against the current value of the Separate Account and are paid to AGL as follows:

Separate Account Annual Charges: Deductions for the mortality and expense risk charges and distribution charges are calculated daily, at an annual rate, on the actual prior day’s net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to AGL. The mortality risk charge represents compensation to AGL for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to AGL for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. The distribution expense charge covers all expenses associated with the distribution of the contract. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

The exact rate depends on the particular product issued and the death benefits elected for each product. Expense charges for each product are as follows:

Products	Separate Account Annual Charges*
American Pathway II	1.30% or 1.40%
Anchor Advisor	1.52% or 1.77%
ICAP II	1.40%
Polaris	1.52%
Polaris Advantage	1.65%, 1.90% or 2.30%
Polaris Advantage II	1.30%, 1.55%, 1.90% or 2.15%
Polaris Advisor	1.52%, 1.72% or 1.97%
Polaris Advisor III	1.65%, 1.90% or 2.30%
Polaris Advisory	0.40%, 0.55% or 0.80%
Polaris Advisory Income	0.40%, 0.55% or 0.80%
Polaris America	1.52% or 1.77%
Polaris Choice	1.52%, 1.72% or 1.97%
Polaris Choice II	1.52%, 1.72% or 1.97%
Polaris Choice III	1.52%, 1.77%, 2.02% or 2.17%
Polaris Choice IV	1.65%, 1.90% or 2.30%
Polaris II	1.52% or 1.77%
Polaris II Platinum Series	1.52% or 1.77%
Polaris Platinum	1.52% or 1.77%
Polaris Platinum II	1.52%, 1.77% or 2.02%
Polaris Platinum III	1.15%, 1.30%, 1.55%, 1.70% or 1.95%
Polaris Preferred Solution	1.00%, 1.15%, 1.40%, 1.55% or 1.80%
Polaris Protector	1.52% or 1.77%
Polaris Retirement Protector	1.30%, 1.55% or 1.80%
Polaris Select Investor	1.10%, 1.35%, 1.40% or 1.70%
Vista Capital Advantage	1.40%
WM Diversified Strategies	1.40%, 1.55% or 1.80%
WM Diversified Strategies III	1.55%, 1.70% or 1.95%

*	The distribution charge is deducted at an annual rate of 0.15 percent of the net asset value of each portfolio and is included in the respective separate account annual charge rate.

Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by AGL on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by AGL related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

70

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The contract maintenance charge ranges from $30 to $50 for certain contracts. For ICAP II, the contract maintenance charge of $30 is assessed on the contract anniversary, if the contract was issued on or after September 1, 1987. The contract maintenance charge of $30 is assessed on December 31 each year, if the contract was issued prior to September 1, 1987.

Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to AGL. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Withdrawal charges may be assessed for withdrawals in excess of the free withdrawal amount as defined in the contracts. Withdrawal amounts in excess of the free withdrawal amount are assessed withdrawal charges based on tables of charges applicable to specific contracts.

The maximum withdrawal charge of 9 percent is assessed on amount withdrawn in excess of free withdrawals. The Vista product has a maximum withdrawal charge of 6 percent and the ICAP II has a maximum withdrawal charge of 5 percent. There are no withdrawal charges under the Polaris Advisor, Polaris Advisor III, Polaris Advisory and Polaris Advisory Income contracts.

Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer in excess of the maximum transactions allowed for the product.

Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, AGL will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

AGL currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes upon receipt of a purchase payment or upon surrender of the contract.

Annuity Charge: For ICAP II, there may be an annuity charge in the event that the contract is switched to the payout phase. Option 1 for payouts provides a life income with installments guaranteed, Option 2 provides a joint and survivor life payout, and Option 3 provides income for a specified period. No annuity charge is assessed if Option 1 or Option 2 is elected. If Option 3 is elected, an annuity charge equal to the withdrawal charge if the contract were surrendered may apply. No annuity charge will be assessed if Option 3 is elected by a beneficiary under the death benefit. The annuity charge is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Capital Protector Fee: This optional feature provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee is calculated as a percentage of the contract value minus purchase payments received after the 90th day from the date of contract issuance and deducted quarterly from the contract value during the waiting period. This optional feature is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fee for the Capital Protector Program ranges from 0.10 percent to 0.65 percent. This optional feature is offered under Polaris Advantage, Polaris Choice II, Polaris Choice III, Polaris Platinum II, Polaris Preferred Solution, Polaris Protector, WM Diversified Strategies and WM Diversified Strategies III contracts.

Income Protector Fee: The optional Income Protector Program provides a guaranteed fixed minimum retirement income upon annuitization. The fee is calculated as a percentage of the income benefit base, as defined in the prospectus, and is deducted annually from the contract value. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary,

71

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges. The income protector fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fee for the Capital Protector Program ranges from 0.10 percent to 0.45 percent. This optional feature is offered under Polaris America, Polaris Choice, Polaris Choice II, Polaris II, Polaris Platinum, Polaris Platinum II, Polaris Protector, WM Diversified Strategies, and WM Diversified Strategies III contracts.

MarketLock, Marketlock for Two, MarketLock for Life Plus, MarketLock Income Plus and MarketLock for Life: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period.

•	MarketLock, MarketLock for Two and Income Rewards

The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals, or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

•	MarketLock for Life, MarketLock for Life Plus and MarketLock Income Plus

The annual fee is calculated as a percentage of the income base and deducted quarterly from the contract value. The income base is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100 percent of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments made in years 2-5 greater than the purchase payments received in the first year. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Income Rewards: This optional feature provides a guaranteed withdrawal stream during an applicable period of time.

The annual fee is calculated as a percentage of the benefit base and deducted quarterly from the contract value. The benefit base is equal to purchase payments received during the first 90 days, adjusted for withdrawals, before the benefit availability date (the availability date is up to the first 10 contract years, based on election). After the benefit availability date, the benefit base is increased by up to 50 percent of premiums received during the first 90 days, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

72

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The annual fees for the optional features discussed above are as follows (Note: if Extension of the evaluation period is elected, an additional 0.10 percent – 0.25 percent is added to the Annual Fee):

Optional Features	Products Offered	Annual Fees
MarketLock	Polaris Advantage	0.50% to 0.65%
Polaris Choice II
Polaris Choice III
Polaris Platinum II
Polaris Preferred Solution
WM Diversified Strategies
WM Diversified Strategies III
MarketLock for Two	Polaris Choice II	0.40% prior to the first withdrawal
	Polaris Choice III	0.80% after the first withdrawal
Polaris Platinum II
Polaris Preferred Solution
WM Diversified Strategies
WM Diversified Strategies III
Income Rewards	Polaris Choice II	0.65% in years zero to seven
	Polaris Choice III	0.45% in years eight to ten
Polaris Platinum II
Polaris Preferred Solution
Polaris Protector
WM Diversified Strategies
WM Diversified Strategies III
MarketLock for Life	Polaris Advantage	0.70% for one covered person
	Polaris Choice III	0.95% for two covered persons
Polaris Choice IV
Optional Features	Products Offered	Annual Fees
Polaris Platinum II
Polaris Platinum III
Polaris Preferred Solution
MarketLock for Life Plus	Polaris Advantage	0.65% to 0.95% for one covered person
	Polaris Choice III	0.90% to 1.25% for two covered persons
Polaris Platinum II
Polaris Preferred Solution
MarketLock Income Plus	Polaris Advantage	0.85% to 1.10% for one covered person
	Polaris Advisor III	1.10% to 1.35% for two covered persons
Polaris Choice III
Polaris Platinum II
Polaris Platinum III
Polaris Preferred Solution

Polaris Income Plus, Polaris Income Builder, Polaris Income Plus Daily, Polaris Income Plus Flex, Polaris Income Plus Daily Flex, and Polaris Income Max Fee: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the applicable time period, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value. The fee may change after the first year based on an index of market volatility. The annual fee included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

73

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The annual fees for the optional features discussed above are as follows:

Optional Features	Products Offered	Annual Fees
Polaris Income Plus	Polaris Advantage	0.60% to 2.20% for one covered person
	Polaris Advantage II	0.60% to 2.70% for two covered persons
Polaris Advisory
Polaris Choice III
Polaris Choice IV
Polaris Platinum III
Polaris Preferred Solution
Polaris Retirement Protector
Polaris Income Builder	Polaris Advantage	0.60% to 2.20% for one covered person
	Polaris Advantage II	0.60% to 2.70% for two covered persons
Polaris Choice III
Polaris Choice IV
Polaris Platinum III
Polaris Preferred Solution
Polaris Income Plus Daily	Polaris Advisory	0.60% to 2.50% for one covered person
	Polaris Platinum III	0.60% to 2.50% for two covered persons
Polaris Preferred Solution
Polaris Income Plus Flex	Polaris Advisory	0.60% to 2.50% for one covered person
	Polaris Platinum III	0.60% to 2.50% for two covered persons
Polaris Preferred Solution
Polaris Income Plus Daily Flex	Polaris Advisory	0.60% to 2.50% for one covered person
	Polaris Platinum III	0.60% to 2.50% for two covered persons
Polaris Preferred Solution
Polaris Income Max	Polaris Advisory	0.60% to 2.50% for one covered person
	Polaris Platinum III	0.60% to 2.50% for two covered persons
Polaris Preferred Solution

74

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.	Purchases and Sales of Investments

For the year ended December 31, 2021, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts	Cost of Purchases	Proceeds from Sales
American Funds IS American High-Income Trust Class 3	$1,338,044	$1,328,846
American Funds IS Asset Allocation Fund Class 2	4,710,236	8,483,289
American Funds IS Asset Allocation Fund Class 3	2,762,133	2,379,504
American Funds IS Capital Income Builder Class 4	162,153	467,557
American Funds IS Global Growth Fund Class 2	13,912,967	33,215,956
American Funds IS Growth Fund Class 2	57,016,460	57,555,099
American Funds IS Growth Fund Class 3	39,602,009	37,538,466
American Funds IS Growth-Income Fund Class 2	11,795,310	53,704,164
American Funds IS Growth-Income Fund Class 3	4,455,116	23,582,130
American Funds IS International Fund Class 3	669,506	3,535,662
American Funds IS U.S. Government Securities Fund Class 3	1,971,646	1,550,007
American Funds IS Ultra-Short Bond Fund Class 3	1,253,197	914,837
AST SA PGI Asset Allocation Portfolio Class 1	15,143,898	99,837,588
AST SA PGI Asset Allocation Portfolio Class 2	2,257,201	13,697,931
AST SA PGI Asset Allocation Portfolio Class 3	8,643,876	51,816,140
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	83,440	277,522
BlackRock Global Allocation V.I. Fund Class III	191,306	697,975
Columbia VP Dividend Opportunity Fund Class 1	7,867	301,615
Columbia VP Emerging Markets Bond Fund Class 2	4,000	961
Columbia VP Income Opportunities Fund Class 1	1,284,537	1,095,187
Columbia VP Large Cap Growth Fund Class 1	566,541	5,468,031
Columbia VP Limited Duration Credit Fund Class 2	407,029	261,643
Columbia VP Loomis Sayles Growth Fund Class 1	18,672	269,390
Columbia VP Mid Cap Growth Opportunity Fund Class 1	1,879	93,894
Columbia VP Overseas Core Fund Class 2	141,908	213,745
Columbia VP Small Company Growth Fund Class 1	256,248	170,297
Delaware Ivy VIP Asset Strategy Class II	57,243	130,892
FTVIP Franklin Allocation VIP Fund Class 1	16,366	52
FTVIP Franklin Allocation VIP Fund Class 2	5,011,088	7,195,418
FTVIP Franklin Income VIP Fund Class 1	154,543	8,074
FTVIP Franklin Income VIP Fund Class 2	19,990,832	23,519,592
FTVIP Franklin Strategic Income VIP Fund Class 2	239,072	57,427
Goldman Sachs VIT Government Money Market Fund Institutional Shares	340,478	3,149,854
Goldman Sachs VIT Government Money Market Fund Service Shares	145,935,151	187,589,930
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	29,103	159,806
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	1,932	67,947
Invesco V.I. American Franchise Fund Series I	63,260	242
Invesco V.I. American Franchise Fund Series II	56,659,125	8,622,156
Invesco V.I. Balanced-Risk Allocation Fund Series II	51,839	295,597
Invesco V.I. Comstock Fund Series I	143,695	12,393
Invesco V.I. Comstock Fund Series II	39,543,984	73,449,567
Invesco V.I. Growth and Income Fund Series I	50,429	76,452
Invesco V.I. Growth and Income Fund Series II	21,954,823	86,350,663
Lord Abbett Bond Debenture Portfolio Class VC	488,513	473,985
Lord Abbett Fundamental Equity Portfolio Class VC	9,793	13,509
Lord Abbett Growth and Income Portfolio Class VC	27,277,169	39,606,758
Lord Abbett Mid Cap Stock Portfolio Class VC	1,499,241	1,980,746
Lord Abbett Short Duration Income Portfolio Class VC	249,213	1,043,098
Morgan Stanley VIF Global Infrastructure Portfolio Class II	391,082	293,181
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	37,089	225,310
PIMCO All Asset Portfolio Advisor Class	18,300	1,856
PIMCO Dynamic Bond Portfolio Advisor Class	79,795	278,546
PIMCO Emerging Markets Bond Portfolio Advisor Class	1,931,518	707,545
PIMCO Total Return Portfolio Advisor Class	112,597,105	6,731,187
PIMCO Total Return Portfolio Institutional Class	587,202	44,390
PVC Core Plus Bond Account Class 1	314,613	646,867
PVC Diversified International Account Class 1	33,298	167,222
PVC Equity Income Account Class 1	223,222	1,699,465
PVC Equity Income Account Class 2	146,095	1,084,301
PVC Government & High Quality Bond Account Class 1	253,618	336,900
PVC Large Cap Growth Account I Class 1	197,284	125,530
PVC MidCap Account Class 1	176,352	355,613
PVC MidCap Account Class 2	56,245	94,983
PVC Principal Capital Appreciation Account Class 1	538,112	1,132,246
PVC Principal Capital Appreciation Account Class 2	112,669	410,574
PVC Real Estate Securities Account Class 1	37,419	32,766
PVC Real Estate Securities Account Class 2	19,408	60,235

75

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
PVC SAM Balanced Portfolio Class 1	$1,142,533	$3,183,129
PVC SAM Balanced Portfolio Class 2	1,277,860	3,074,716
PVC SAM Conservative Balanced Portfolio Class 1	92,940	252,776
PVC SAM Conservative Balanced Portfolio Class 2	83,768	440,829
PVC SAM Conservative Growth Portfolio Class 1	434,917	1,767,448
PVC SAM Conservative Growth Portfolio Class 2	725,902	1,589,889
PVC SAM Flexible Income Portfolio Class 1	188,750	958,225
PVC SAM Flexible Income Portfolio Class 2	176,315	827,551
PVC SAM Strategic Growth Portfolio Class 1	865,358	993,036
PVC SAM Strategic Growth Portfolio Class 2	213,929	496,690
PVC Short-Term Income Account Class 1	39,935	184,366
PVC SmallCap Account Class 1	22,768	63,559
PVC SmallCap Account Class 2	16,214	36,585
SST SA Allocation Balanced Portfolio Class 1	43,254	1,591
SST SA Allocation Balanced Portfolio Class 3	33,973,786	21,526,423
SST SA Allocation Growth Portfolio Class 1	809,261	62,955
SST SA Allocation Growth Portfolio Class 3	81,595,383	12,788,768
SST SA Allocation Moderate Growth Portfolio Class 1	30,975	6,857
SST SA Allocation Moderate Growth Portfolio Class 3	55,762,104	31,075,574
SST SA Allocation Moderate Portfolio Class 1	41,630	2,691
SST SA Allocation Moderate Portfolio Class 3	42,123,687	28,084,098
SST SA Columbia Focused Value Portfolio Class 3	21,842	29,881
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	28,305	2,847
SST SA Multi-Managed International Equity Portfolio Class 3	53,532	22,601
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	272,286	18,737
SST SA Multi-Managed Large Cap Value Portfolio Class 3	29,806	50,999
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	147,602	46,338
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	34,997	88,679
SST SA Multi-Managed Small Cap Portfolio Class 3	147,225	168,183
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	35,241	8,078
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	22,489,322	8,261,029
SST SA T. Rowe Price Growth Stock Portfolio Class 3	207,147	101,956
SST SA Wellington Real Return Portfolio Class 1	112,259	7,017
SST SA Wellington Real Return Portfolio Class 3	85,297,584	40,463,553
SAST SA AB Growth Portfolio Class 1	42,242,855	65,567,102
SAST SA AB Growth Portfolio Class 2	5,682,641	9,652,811
SAST SA AB Growth Portfolio Class 3	126,412,841	97,147,184
SAST SA AB Small & Mid Cap Value Portfolio Class 1	645,604	104,916
SAST SA AB Small & Mid Cap Value Portfolio Class 2	358,707	2,289,739
SAST SA AB Small & Mid Cap Value Portfolio Class 3	37,048,722	105,685,276
SAST SA American Funds Asset Allocation Portfolio Class 1	2,943,952	2,501,623
SAST SA American Funds Asset Allocation Portfolio Class 3	283,852,710	63,791,706
SAST SA American Funds Global Growth Portfolio Class 1	2,108,607	28,637
SAST SA American Funds Global Growth Portfolio Class 3	74,083,691	56,828,353
SAST SA American Funds Growth Portfolio Class 1	1,450,013	111,317
SAST SA American Funds Growth Portfolio Class 3	248,813,139	83,335,575
SAST SA American Funds Growth-Income Portfolio Class 1	1,276,046	120,495
SAST SA American Funds Growth-Income Portfolio Class 3	84,410,224	51,559,939
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	685,549	33,383
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	229,833,207	199,301,352
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	26,980,560	1,818,490
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	899,633	13,213
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	148,391,426	67,206,742
SAST SA Columbia Technology Portfolio Class 1	9,407,170	27,480,366
SAST SA Columbia Technology Portfolio Class 2	3,362,416	9,282,479
SAST SA Columbia Technology Portfolio Class 3	123,531,387	197,438,284
SAST SA DFA Ultra Short Bond Portfolio Class 1	11,683,548	14,386,101
SAST SA DFA Ultra Short Bond Portfolio Class 2	2,645,986	2,842,128
SAST SA DFA Ultra Short Bond Portfolio Class 3	56,574,921	68,733,170
SAST SA Emerging Markets Equity Index Portfolio Class 1	55,112	2,607
SAST SA Emerging Markets Equity Index Portfolio Class 3	9,886,965	3,031,662
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	4,085,756	7,826,931
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	1,606,412	3,354,436
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	232,415,309	70,527,617
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	463,185	15,676
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	6,022,545	584,478
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	747,924	2,822,684
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	91,833	1,022,986
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	13,211,170	49,311,348
SAST SA Fixed Income Index Portfolio Class 1	751	2
SAST SA Fixed Income Index Portfolio Class 3	27,430,974	10,106,021
SAST SA Fixed Income Intermediate Index Portfolio Class 3	9,743,095	5,376,759
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	8,190,240	49,016,343
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	1,741,304	7,287,890
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	27,866,212	84,234,108

76

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
SAST SA Franklin Small Company Value Portfolio Class 1	$48,042	$1,400
SAST SA Franklin Small Company Value Portfolio Class 3	31,922,935	39,188,306
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	2,950,265	4,475,992
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	847,220	1,094,451
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	54,424,280	30,623,264
SAST SA Franklin Tactical Opportunities Portfolio Class 1	4,070	1,449
SAST SA Franklin Tactical Opportunities Portfolio Class 3	16,676,631	3,044,060
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 1	19,268	515
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	3,317,530	562,968
SAST SA Global Index Allocation 60/40 Portfolio Class 1	8,259	39,377
SAST SA Global Index Allocation 60/40 Portfolio Class 3	16,497,061	4,389,383
SAST SA Global Index Allocation 75/25 Portfolio Class 1	4,625	3,521
SAST SA Global Index Allocation 75/25 Portfolio Class 3	19,460,594	2,916,440
SAST SA Global Index Allocation 90/10 Portfolio Class 1	1,034,381	68,227
SAST SA Global Index Allocation 90/10 Portfolio Class 3	60,146,119	12,579,992
SAST SA Goldman Sachs Global Bond Portfolio Class 1	1,809,163	3,642,476
SAST SA Goldman Sachs Global Bond Portfolio Class 2	440,414	949,895
SAST SA Goldman Sachs Global Bond Portfolio Class 3	60,745,700	30,979,202
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	1,249	742
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	11,040,790	2,236,777
SAST SA Index Allocation 60/40 Portfolio Class 1	321,081	4,672
SAST SA Index Allocation 60/40 Portfolio Class 3	28,217,952	11,201,038
SAST SA Index Allocation 80/20 Portfolio Class 1	66,157	450,858
SAST SA Index Allocation 80/20 Portfolio Class 3	62,546,348	14,579,111
SAST SA Index Allocation 90/10 Portfolio Class 1	1,810,693	205,489
SAST SA Index Allocation 90/10 Portfolio Class 3	156,772,877	48,342,118
SAST SA International Index Portfolio Class 1	156,522	21,203
SAST SA International Index Portfolio Class 3	11,821,688	6,510,417
SAST SA Invesco Growth Opportunities Portfolio Class 1	2,702,143	2,312,623
SAST SA Invesco Growth Opportunities Portfolio Class 2	797,933	1,002,091
SAST SA Invesco Growth Opportunities Portfolio Class 3	44,067,626	18,966,167
SAST SA Invesco Main Street Large Cap Portfolio Class 1	1,826,227	3,832,839
SAST SA Invesco Main Street Large Cap Portfolio Class 2	262,347	819,768
SAST SA Invesco Main Street Large Cap Portfolio Class 3	12,010,276	13,829,257
SAST SA Invesco VCP Equity-Income Portfolio Class 1	122,259	433,117
SAST SA Invesco VCP Equity-Income Portfolio Class 3	201,148,986	1,338,869,309
SAST SA Janus Focused Growth Portfolio Class 1	2,711,228	2,392,493
SAST SA Janus Focused Growth Portfolio Class 2	1,186,982	2,088,811
SAST SA Janus Focused Growth Portfolio Class 3	39,177,000	27,672,509
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	98,801,919	9,994,502
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	14,463,007	4,084,956
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	79,620,780	19,923,811
SAST SA JPMorgan Emerging Markets Portfolio Class 1	2,046,939	2,880,381
SAST SA JPMorgan Emerging Markets Portfolio Class 2	314,189	445,970
SAST SA JPMorgan Emerging Markets Portfolio Class 3	25,239,005	16,724,246
SAST SA JPMorgan Equity-Income Portfolio Class 1	9,345,369	17,197,458
SAST SA JPMorgan Equity-Income Portfolio Class 2	2,550,262	1,966,795
SAST SA JPMorgan Equity-Income Portfolio Class 3	49,693,407	30,110,117
SAST SA JPMorgan Global Equities Portfolio Class 1	1,274,463	4,840,296
SAST SA JPMorgan Global Equities Portfolio Class 2	186,520	605,219
SAST SA JPMorgan Global Equities Portfolio Class 3	12,339,593	8,317,584
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	4,824,386	7,252,433
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	1,034,865	1,428,101
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	133,194,964	90,963,595
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	54,239,561	9,286,854
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	6,886,065	3,220,517
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	211,001,657	23,467,672
SAST SA Large Cap Growth Index Portfolio Class 1	70,325	87,553
SAST SA Large Cap Growth Index Portfolio Class 3	13,160,222	3,056,112
SAST SA Large Cap Index Portfolio Class 1	2,640,783	18,340
SAST SA Large Cap Index Portfolio Class 3	34,846,836	11,928,038
SAST SA Large Cap Value Index Portfolio Class 1	63,427	26,723
SAST SA Large Cap Value Index Portfolio Class 3	15,038,289	1,732,412
SAST SA MFS Blue Chip Growth Portfolio Class 1	1,659,959	1,526,789
SAST SA MFS Blue Chip Growth Portfolio Class 2	633,720	876,240
SAST SA MFS Blue Chip Growth Portfolio Class 3	34,941,990	29,022,304
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	3,301,315	8,521,595
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	602,053	1,606,292
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	18,549,769	54,011,990
SAST SA MFS Total Return Portfolio Class 1	9,458,097	14,852,205
SAST SA MFS Total Return Portfolio Class 2	1,745,169	3,397,293
SAST SA MFS Total Return Portfolio Class 3	42,269,322	30,703,981
SAST SA Mid Cap Index Portfolio Class 1	330,837	7,919
SAST SA Mid Cap Index Portfolio Class 3	25,304,706	3,941,294

77

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
SAST SA Morgan Stanley International Equities Portfolio Class 1	$2,176,461	$3,074,809
SAST SA Morgan Stanley International Equities Portfolio Class 2	1,296,382	1,562,022
SAST SA Morgan Stanley International Equities Portfolio Class 3	20,996,944	16,405,723
SAST SA PIMCO RAE International Value Portfolio Class 1	47,781	251
SAST SA PIMCO RAE International Value Portfolio Class 2	690,202	1,118,183
SAST SA PIMCO RAE International Value Portfolio Class 3	32,739,248	55,779,155
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	72,821	461
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	209,698,277	147,185,391
SAST SA PineBridge High-Yield Bond Portfolio Class 1	10,285,706	15,239,621
SAST SA PineBridge High-Yield Bond Portfolio Class 2	735,256	1,317,426
SAST SA PineBridge High-Yield Bond Portfolio Class 3	20,354,546	20,921,516
SAST SA Putnam International Growth and Income Portfolio Class 1	920,066	3,302,505
SAST SA Putnam International Growth and Income Portfolio Class 2	238,744	720,762
SAST SA Putnam International Growth and Income Portfolio Class 3	10,860,526	16,868,684
SAST SA Schroders VCP Global Allocation Portfolio Class 1	73,523	7,867
SAST SA Schroders VCP Global Allocation Portfolio Class 3	10,790,434	74,238,503
SAST SA Small Cap Index Portfolio Class 1	559,189	4,554
SAST SA Small Cap Index Portfolio Class 3	25,974,925	3,965,614
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	4,888	56,565
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	104,125,466	14,201,061
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	205,238	3,413
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	133,799,284	125,623,896
SAST SA VCP Dynamic Allocation Portfolio Class 1	258,398	5,654
SAST SA VCP Dynamic Allocation Portfolio Class 3	824,623,114	1,255,393,992
SAST SA VCP Dynamic Strategy Portfolio Class 1	649,528	46,748
SAST SA VCP Dynamic Strategy Portfolio Class 3	1,684,057,695	881,534,065
SAST SA VCP Index Allocation Portfolio Class 1	289,740	6,543
SAST SA VCP Index Allocation Portfolio Class 3	98,721,260	32,938,686
SAST SA Wellington Capital Appreciation Portfolio Class 1	138,039,403	67,480,273
SAST SA Wellington Capital Appreciation Portfolio Class 2	24,494,619	10,602,880
SAST SA Wellington Capital Appreciation Portfolio Class 3	670,884,484	85,102,966
SAST SA Wellington Government and Quality Bond Portfolio Class 1	5,913,337	12,334,505
SAST SA Wellington Government and Quality Bond Portfolio Class 2	2,121,184	4,099,141
SAST SA Wellington Government and Quality Bond Portfolio Class 3	90,078,258	91,314,510
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	813,545	1,799,060
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	40,874,976	4,815,613
SAST SA WellsCap Aggressive Growth Portfolio Class 1	8,637,291	46,875,612
SAST SA WellsCap Aggressive Growth Portfolio Class 2	762,887	4,864,642
SAST SA WellsCap Aggressive Growth Portfolio Class 3	65,625,516	109,756,623
VALIC Company I International Equities Index Fund	212,484	733,314
VALIC Company I International Socially Responsible Fund	540,857	469,502
VALIC Company I Mid Cap Index Fund	466,202	1,070,338
VALIC Company I Nasdaq-100 Index Fund	521,724	1,258,991
VALIC Company I Small Cap Index Fund	334,296	319,580
VALIC Company I Stock Index Fund	1,109,423	2,272,858

78

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.	Financial Highlights

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2021, follows:

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS American High-Income Trust Class 3	79,121	127.86	130.98	10,355,316	4.23	1.30	1.40	7.09	7.20
American Funds IS Asset Allocation Fund Class 2	1,512,729	37.89	39.76	59,927,723	1.53	1.52	1.77	13.08	13.37
American Funds IS Asset Allocation Fund Class 3	296,081	119.65	122.57	36,256,613	1.61	1.30	1.40	13.62	13.74
American Funds IS Capital Income Builder Class 4	224,159	12.74	13.74	3,068,555	2.48	1.10	1.70	12.75	13.43
American Funds IS Global Growth Fund Class 2	2,694,890	69.65	75.98	203,185,912	0.34	1.52	1.97	14.15	14.66
American Funds IS Growth Fund Class 2	3,967,897	88.86	96.89	381,387,835	0.22	1.52	1.97	19.61	20.15
American Funds IS Growth Fund Class 3	330,617	891.32	913.12	301,620,205	0.28	1.30	1.40	20.37	20.49
American Funds IS Growth-Income Fund Class 2	5,091,815	52.36	57.13	288,457,612	1.11	1.52	1.97	21.68	22.22
American Funds IS Growth-Income Fund Class 3	382,859	424.16	434.54	166,168,058	1.17	1.30	1.40	22.46	22.59
American Funds IS International Fund Class 3	252,846	81.46	83.46	21,070,826	2.38	1.30	1.40	-2.76	-2.66
American Funds IS U.S. Government Securities Fund Class 3	217,102	43.62	44.68	9,693,183	1.32	1.30	1.40	-2.00	-1.91
American Funds IS Ultra-Short Bond Fund Class 3	240,234	18.78	19.24	4,620,838	0.00	1.30	1.40	-1.83	-1.74
AST SA PGI Asset Allocation Portfolio Class 1	-	57.63	60.67	-	3.01	1.52	1.77	13.66	13.90
AST SA PGI Asset Allocation Portfolio Class 2	-	53.85	58.86	-	2.67	1.52	1.97	13.30	13.73
AST SA PGI Asset Allocation Portfolio Class 3	-	18.77	21.84	-	2.60	1.00	2.30	12.87	14.12
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	26,189	14.68	16.02	409,240	1.40	1.10	1.70	9.82	10.48
BlackRock Global Allocation V.I. Fund Class III	61,912	13.82	15.00	909,353	0.66	1.10	1.70	4.62	5.25
Columbia VP Dividend Opportunity Fund Class 1	68,160	25.62	27.00	1,830,331	0.00	1.52	1.77	23.95	24.26
Columbia VP Emerging Markets Bond Fund Class 2	7,292		11.76	85,769	3.64		1.10		-3.52
Columbia VP Income Opportunities Fund Class 1	267,729	27.23	30.54	7,986,919	8.99	1.52	2.17	2.25	2.92
Columbia VP Large Cap Growth Fund Class 1	988,128	27.34	28.12	27,628,192	0.00	1.52	2.02	26.16	26.79
Columbia VP Limited Duration Credit Fund Class 2	37,142	10.33	10.74	395,857	2.63	1.10	1.70	-2.52	-1.93
Columbia VP Loomis Sayles Growth Fund Class 1	88,671	25.54	25.91	2,294,119	0.00	1.52	1.77	16.49	16.78
Columbia VP Mid Cap Growth Opportunity Fund Class 1	10,488	34.94	39.45	408,001	0.00	1.52	1.77	14.52	14.81
Columbia VP Overseas Core Fund Class 2	107,331	14.03	14.23	1,524,646	1.14	1.52	1.77	7.82	8.09
Columbia VP Small Company Growth Fund Class 1	19,502	48.58	51.21	992,810	0.00	1.52	1.77	-4.61	-4.37
Delaware Ivy VIP Asset Strategy Class II	27,274	13.10	14.09	380,069	1.41	1.10	1.70	8.58	9.23
FTVIP Franklin Allocation VIP Fund Class 1	1,248		13.45	16,786	0.63		0.55		11.20
FTVIP Franklin Allocation VIP Fund Class 2	2,251,672	16.24	16.77	40,939,689	1.71	1.00	2.30	9.14	10.57
FTVIP Franklin Income VIP Fund Class 1	98,610	12.90	13.09	1,284,343	4.60	0.40	0.80	16.07	16.54
FTVIP Franklin Income VIP Fund Class 2	7,072,748	15.32	16.49	131,253,224	4.68	1.00	2.30	14.10	15.59
FTVIP Franklin Strategic Income VIP Fund Class 2	100,068	10.59	11.04	1,087,844	3.14	1.10	1.70	0.39	0.99
Goldman Sachs VIT Government Money Market Fund Institutional Shares	934,543	9.76	10.31	9,137,517	0.01	0.40	1.52	-1.50	-0.39
Goldman Sachs VIT Government Money Market Fund Service Shares	22,490,562	9.23	9.85	217,567,229	0.01	1.00	2.15	-2.12	-0.99
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	50,186	9.85	10.26	512,147	1.15	1.10	1.40	3.20	3.51
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	1,163	12.67	13.57	15,444	0.00	1.10	1.35	14.61	14.90
Invesco V.I. American Franchise Fund Series I	3,447	19.51	19.80	68,054	0.00	0.40	0.80	11.03	11.48
Invesco V.I. American Franchise Fund Series II	2,185,893	34.58	40.44	99,674,218	0.00	1.00	2.30	9.11	10.54
Invesco V.I. Balanced-Risk Allocation Fund Series II	53,926	12.84	14.20	754,933	2.80	1.10	1.70	7.42	8.07
Invesco V.I. Comstock Fund Series I	16,358	14.17	14.38	234,842	2.36	0.40	0.80	32.30	32.83
Invesco V.I. Comstock Fund Series II	11,277,015	21.31	23.16	325,408,335	1.68	1.00	2.30	30.02	31.72
Invesco V.I. Growth and Income Fund Series I	85,053	13.95	14.16	1,197,253	1.71	0.40	0.80	27.48	27.99
Invesco V.I. Growth and Income Fund Series II	13,083,624	21.11	22.93	398,415,926	1.37	1.00	2.30	25.28	26.91
Lord Abbett Bond Debenture Portfolio Class VC	110,186	12.40	13.50	1,473,942	2.96	1.10	1.70	1.54	2.15
Lord Abbett Fundamental Equity Portfolio Class VC	9,094	16.55	17.43	156,392	0.90	1.10	1.40	25.54	25.92
Lord Abbett Growth and Income Portfolio Class VC	6,688,431	15.12	20.52	177,915,242	1.04	0.40	2.30	26.09	28.50
Lord Abbett Mid Cap Stock Portfolio Class VC	449,581	29.09	30.56	13,697,365	0.58	1.52	1.77	26.44	26.76
Lord Abbett Short Duration Income Portfolio Class VC	177,884	10.33	10.80	1,915,881	1.79	1.10	1.70	-1.07	-0.47
Morgan Stanley VIF Global Infrastructure Portfolio Class II	72,067	12.53	13.81	983,518	1.96	1.10	1.70	12.08	12.76
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	46,376	12.51	12.72	585,811	0.27	1.10	1.40	16.30	16.65
PIMCO All Asset Portfolio Advisor Class	5,552	13.64	13.79	76,417	12.08	1.10	1.35	14.49	14.77
PIMCO Dynamic Bond Portfolio Advisor Class	104,353	10.73	11.16	1,159,420	1.92	1.10	1.70	-0.52	0.08
PIMCO Emerging Markets Bond Portfolio Advisor Class	218,102	10.30	10.43	2,294,447	4.29	1.00	1.55	-4.16	-3.63
PIMCO Total Return Portfolio Advisor Class	16,444,965	10.20	10.50	171,305,014	1.74	1.00	1.80	-3.12	-2.35
PIMCO Total Return Portfolio Institutional Class	75,950	10.49	10.71	805,561	1.64	0.40	0.80	-1.91	-1.51
PVC Core Plus Bond Account Class 1	409,626	10.77	10.93	4,461,991	2.55	1.40	1.95	-2.37	-1.83
PVC Diversified International Account Class 1	93,837	9.87	11.44	1,029,381	1.30	1.40	1.95	7.63	8.23
PVC Equity Income Account Class 1	380,810	28.07	30.46	11,478,756	1.94	1.40	1.80	20.28	20.76
PVC Equity Income Account Class 2	256,728	25.85	27.11	7,061,790	1.82	1.52	1.95	19.79	20.30
PVC Government & High Quality Bond Account Class 1	269,791	7.66	8.96	2,303,058	2.35	1.40	1.95	-3.23	-2.69
PVC Large Cap Growth Account I Class 1	89,763	18.19	18.45	1,650,371	0.00	1.40	1.95	19.54	20.20
PVC MidCap Account Class 1	46,189	45.90	49.77	2,254,926	0.14	1.40	1.80	23.29	23.78
PVC MidCap Account Class 2	16,211	42.23	45.77	733,254	0.00	1.55	1.95	22.78	23.27
PVC Principal Capital Appreciation Account Class 1	256,701	45.44	49.30	12,563,366	0.83	1.40	1.80	25.54	26.05

79

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
PVC Large Cap Growth Account I Class 1	89,763	18.19	18.45	1,650,371	0.00	1.40	1.95	19.54	20.20
PVC MidCap Account Class 1	46,189	45.90	49.77	2,254,926	0.14	1.40	1.80	23.29	23.78
PVC MidCap Account Class 2	16,211	42.23	45.77	733,254	0.00	1.55	1.95	22.78	23.27
PVC Principal Capital Appreciation Account Class 1	256,701	45.44	49.30	12,563,366	0.83	1.40	1.80	25.54	26.05
PVC Principal Capital Appreciation Account Class 2	53,981	41.76	45.26	2,426,676	0.76	1.55	1.95	25.04	25.54
PVC Real Estate Securities Account Class 1	9,548	53.53	55.89	532,224	1.44	1.40	1.55	38.28	38.49
PVC Real Estate Securities Account Class 2	5,210	50.74	52.73	273,243	1.22	1.55	1.70	37.68	37.89
PVC SAM Balanced Portfolio Class 1	1,181,363	21.60	23.45	26,944,579	1.59	1.40	1.80	11.71	12.16
PVC SAM Balanced Portfolio Class 2	1,161,402	19.98	21.78	24,902,391	1.38	1.52	1.95	11.20	11.68
PVC SAM Conservative Balanced Portfolio Class 1	175,863	13.67	14.82	2,545,781	1.89	1.40	1.80	7.75	8.18
PVC SAM Conservative Balanced Portfolio Class 2	190,341	12.66	19.22	2,610,010	1.72	1.52	1.95	7.36	7.83
PVC SAM Conservative Growth Portfolio Class 1	538,693	25.19	27.32	14,218,538	1.17	1.40	1.80	15.65	16.11
PVC SAM Conservative Growth Portfolio Class 2	561,163	23.23	25.28	13,967,600	1.05	1.52	1.95	15.18	15.67
PVC SAM Flexible Income Portfolio Class 1	266,989	14.29	15.53	4,041,977	2.53	1.40	1.80	4.98	5.40
PVC SAM Flexible Income Portfolio Class 2	308,145	13.25	17.75	4,413,468	2.07	1.52	1.95	4.56	5.01
PVC SAM Strategic Growth Portfolio Class 1	114,573	29.30	31.74	3,563,215	0.97	1.40	1.80	17.72	18.20
PVC SAM Strategic Growth Portfolio Class 2	224,603	27.03	29.50	6,460,162	0.81	1.52	1.95	17.23	17.73
PVC Short-Term Income Account Class 1	231,456	6.99	8.10	1,763,627	1.50	1.40	1.95	-2.63	-2.10
PVC SmallCap Account Class 1	28,923	20.78	22.51	628,926	0.33	1.40	1.80	17.98	18.45
PVC SmallCap Account Class 2	17,082	19.19	20.73	352,316	0.16	1.55	1.95	17.55	18.02
SST SA Allocation Balanced Portfolio Class 1	12,565	14.34	14.44	180,689	1.26	0.40	0.55	6.96	7.12
SST SA Allocation Balanced Portfolio Class 3	8,817,411	13.54	17.50	173,653,436	0.95	1.00	2.30	4.87	6.24
SST SA Allocation Growth Portfolio Class 1	56,095	17.20	17.54	979,000	2.22	0.40	0.80	15.05	15.51
SST SA Allocation Growth Portfolio Class 3	10,867,721	16.22	23.26	276,655,119	2.07	1.00	2.02	13.38	14.54
SST SA Allocation Moderate Growth Portfolio Class 1	16,906	16.26	16.38	276,599	1.98	0.40	0.55	12.15	12.31
SST SA Allocation Moderate Growth Portfolio Class 3	11,679,436	15.20	19.92	261,248,904	1.78	1.00	2.30	9.91	11.35
SST SA Allocation Moderate Portfolio Class 1	9,690	15.52	15.63	151,290	2.33	0.40	0.55	10.12	10.28
SST SA Allocation Moderate Portfolio Class 3	9,863,746	14.56	19.10	212,129,289	1.91	1.00	2.30	7.91	9.33
SST SA Columbia Focused Value Portfolio Class 3	7,377	18.00	19.93	146,360	3.78	1.10	1.70	23.19	23.93
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	16,283	10.66	11.37	182,236	3.65	1.10	1.70	-3.35	-2.76
SST SA Multi-Managed International Equity Portfolio Class 3	35,476	13.93	14.02	495,238	2.54	1.10	1.40	9.38	9.71
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	28,388	25.33	29.30	756,341	0.00	1.10	1.70	14.25	14.94
SST SA Multi-Managed Large Cap Value Portfolio Class 3	12,115	16.27	17.15	200,770	2.90	1.10	1.40	21.85	22.22
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	12,865	24.25	26.22	326,651	0.00	1.10	1.40	7.65	7.97
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	19,084	16.37	17.61	327,800	1.60	1.10	1.40	25.33	25.70
SST SA Multi-Managed Small Cap Portfolio Class 3	13,358	16.89	18.71	235,525	0.02	1.10	1.40	21.58	21.95
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	18,179	16.88	17.01	307,143	2.65	0.40	0.55	17.84	18.02
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	5,929,487	15.80	17.25	100,839,491	2.27	1.00	1.70	16.21	17.02
SST SA T. Rowe Price Growth Stock Portfolio Class 3	19,936	27.89	29.67	585,981	0.00	1.10	1.40	17.85	18.20
SST SA Wellington Real Return Portfolio Class 1	16,505	11.61	11.84	194,121	1.76	0.40	0.80	3.72	4.13
SST SA Wellington Real Return Portfolio Class 3	25,499,567	11.27	11.29	321,866,138	2.39	1.00	2.30	1.87	3.20
SAST SA AB Growth Portfolio Class 1	7,330,606	23.02	47.12	552,124,736	0.00	0.40	1.77	26.54	28.29
SAST SA AB Growth Portfolio Class 2	367,252	160.52	180.59	63,729,403	0.00	1.40	1.97	26.09	26.81
SAST SA AB Growth Portfolio Class 3	6,497,542	45.17	50.15	547,212,434	0.00	1.00	2.30	25.55	27.19
SAST SA AB Small & Mid Cap Value Portfolio Class 1	69,775	14.16	14.37	997,651	1.04	0.40	0.80	35.32	35.86
SAST SA AB Small & Mid Cap Value Portfolio Class 2	210,906	49.32	53.83	11,275,235	0.55	1.52	1.97	33.56	34.16
SAST SA AB Small & Mid Cap Value Portfolio Class 3	9,773,990	21.85	28.52	382,459,340	0.46	1.00	2.30	32.98	34.72
SAST SA American Funds Asset Allocation Portfolio Class 1	508,474	16.45	16.57	8,392,904	1.05	0.40	0.55	14.49	14.66
SAST SA American Funds Asset Allocation Portfolio Class 3	67,513,730	19.98	22.13	1,711,853,203	1.09	1.00	2.30	12.19	13.66
SAST SA American Funds Global Growth Portfolio Class 1	137,939	17.70	17.96	2,464,739	0.51	0.40	0.80	15.46	15.92
SAST SA American Funds Global Growth Portfolio Class 3	12,033,355	27.82	32.56	435,947,716	0.06	1.00	2.30	13.47	14.96
SAST SA American Funds Growth Portfolio Class 1	102,121	22.35	22.68	2,304,232	0.23	0.40	0.80	20.95	21.44
SAST SA American Funds Growth Portfolio Class 3	15,528,778	40.22	43.74	767,479,511	0.03	1.00	2.30	18.92	20.48
SAST SA American Funds Growth-Income Portfolio Class 1	119,461	16.43	16.68	1,981,618	1.62	0.40	0.80	23.09	23.58
SAST SA American Funds Growth-Income Portfolio Class 3	11,885,245	27.56	28.80	384,442,487	1.01	1.00	2.30	20.87	22.45
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	61,003	15.51	15.62	947,039	2.16	0.40	0.55	14.36	14.53
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	106,954,856	14.55	17.14	2,001,901,761	1.23	1.00	2.30	12.12	13.59
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	2,357,522	11.87	11.95	28,078,091	2.14	1.00	1.55	11.58	12.20
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	61,732	13.28	13.54	830,111	1.87	0.40	0.80	6.99	7.42
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	55,193,356	12.61	12.85	744,724,890	0.85	1.00	2.15	5.32	6.54
SAST SA Columbia Technology Portfolio Class 1	-	14.92	26.68	-	0.00	0.40	1.77	29.01	30.66
SAST SA Columbia Technology Portfolio Class 2	-	14.46	15.61	-	0.00	1.40	1.80	28.71	29.14
SAST SA Columbia Technology Portfolio Class 3	-	60.43	72.23	-	0.00	1.00	2.30	28.25	30.82
SAST SA DFA Ultra Short Bond Portfolio Class 1	2,037,617	10.21	10.99	23,523,686	0.05	0.40	1.77	-2.27	-0.92
SAST SA DFA Ultra Short Bond Portfolio Class 2	803,813	10.30	11.23	8,990,127	0.00	1.52	1.97	-2.61	-2.17
SAST SA DFA Ultra Short Bond Portfolio Class 3	19,000,018	7.44	9.29	172,700,500	0.00	1.00	2.30	-3.04	-1.77
SAST SA Emerging Markets Equity Index Portfolio Class 1	9,080	11.23	11.40	103,054	1.06	0.40	0.80	-4.08	-3.69
SAST SA Emerging Markets Equity Index Portfolio Class 3	1,020,696	10.83	11.05	11,167,585	1.22	1.00	1.55	-5.06	-4.54
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,413,125	12.70	34.18	49,281,795	2.97	0.40	1.77	-1.16	0.20
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	438,755	32.00	34.97	15,232,244	2.72	1.52	1.97	-1.53	-1.08
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	35,807,847	13.20	17.78	810,235,712	3.06	1.00	2.30	-1.95	-0.66
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	45,820	15.07	15.23	694,866	0.04	0.40	0.80	11.37	11.82
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	572,953	14.68	14.90	8,474,707	0.00	1.00	1.55	10.22	10.83
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	363,900	17.11	54.45	20,746,998	1.46	0.40	1.77	36.78	38.67

80

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	84,750	51.03	55.69	4,659,985	0.00	1.52	1.97	36.27	36.89
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	5,911,434	17.49	19.47	165,080,314	0.00	1.00	2.30	35.75	37.52
SAST SA Fixed Income Index Portfolio Class 1	67		11.21	750	0.00		0.80		-2.84
SAST SA Fixed Income Index Portfolio Class 3	5,991,408	10.64	11.01	65,185,453	0.00	1.00	1.80	-3.96	-3.19
SAST SA Fixed Income Intermediate Index Portfolio Class 3	3,006,389	10.19	10.54	31,311,043	1.10	1.00	1.80	-3.54	-2.76
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	3,356,988	14.78	31.60	321,179,462	1.88	0.40	1.77	27.59	29.35
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	495,266	85.57	96.12	45,971,585	1.74	1.40	1.97	27.17	27.89
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	8,973,492	22.48	23.26	386,641,244	1.67	1.00	2.30	26.59	28.24
SAST SA Franklin Small Company Value Portfolio Class 1	3,178	14.35	14.56	46,018	0.84	0.40	0.80	24.32	24.82
SAST SA Franklin Small Company Value Portfolio Class 3	6,482,397	20.78	23.47	163,153,424	0.94	1.00	2.30	22.16	23.76
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	579,681	17.00	45.92	27,512,124	2.29	0.40	1.77	21.92	23.60
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	127,778	43.12	47.01	5,953,628	2.17	1.52	1.97	21.41	21.96
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	4,506,856	26.44	35.20	183,312,506	2.35	1.00	2.30	20.94	22.52
SAST SA Franklin Tactical Opportunities Portfolio Class 1	2,926	13.93	14.17	41,245	1.16	0.40	0.80	14.25	14.70
SAST SA Franklin Tactical Opportunities Portfolio Class 3	5,092,788	13.27	13.67	68,742,945	1.01	1.00	1.70	12.90	13.69
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 1	1,347	14.76	14.89	20,029	0.05	0.40	0.80	24.67	25.17
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	364,136	14.43	14.56	5,286,453	0.00	1.15	1.55	23.49	23.98
SAST SA Global Index Allocation 60/40 Portfolio Class 1	7,415		13.49	100,030	1.44		0.40		9.43
SAST SA Global Index Allocation 60/40 Portfolio Class 3	5,039,140	12.74	13.08	65,253,076	1.41	1.00	1.70	7.77	8.53
SAST SA Global Index Allocation 75/25 Portfolio Class 1	8,592		13.86	119,095	1.65		0.55		12.03
SAST SA Global Index Allocation 75/25 Portfolio Class 3	4,899,011	13.05	13.51	65,543,601	1.46	1.00	1.95	10.25	11.30
SAST SA Global Index Allocation 90/10 Portfolio Class 1	298,288	14.09	14.30	4,255,242	1.17	0.40	0.80	14.82	15.28
SAST SA Global Index Allocation 90/10 Portfolio Class 3	17,681,240	13.51	13.86	242,687,504	1.00	1.00	1.70	13.53	14.32
SAST SA Goldman Sachs Global Bond Portfolio Class 1	725,359	11.22	14.40	16,525,915	2.37	0.40	1.77	-8.94	-7.68
SAST SA Goldman Sachs Global Bond Portfolio Class 2	178,479	20.57	22.42	3,961,222	2.17	1.52	1.97	-9.20	-8.79
SAST SA Goldman Sachs Global Bond Portfolio Class 3	16,534,144	10.23	11.21	231,293,179	2.36	1.00	2.30	-9.63	-8.45
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	555		14.23	7,891	0.42		0.40		14.57
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	2,187,161	13.18	13.72	29,651,190	0.25	1.00	1.95	12.45	13.52
SAST SA Index Allocation 60/40 Portfolio Class 1	48,161		15.99	770,268	0.32		0.55		12.76
SAST SA Index Allocation 60/40 Portfolio Class 3	11,965,926	14.93	15.45	182,446,537	0.08	1.00	1.70	11.15	11.93
SAST SA Index Allocation 80/20 Portfolio Class 1	133,959	17.35	17.69	2,356,668	1.15	0.40	0.80	17.65	18.12
SAST SA Index Allocation 80/20 Portfolio Class 3	21,314,934	16.20	16.97	356,799,103	1.09	1.00	1.95	15.95	17.05
SAST SA Index Allocation 90/10 Portfolio Class 1	381,020	18.05	18.41	6,952,109	1.19	0.40	0.80	19.93	20.41
SAST SA Index Allocation 90/10 Portfolio Class 3	58,148,904	16.86	17.67	1,013,852,694	1.08	1.00	1.95	18.29	19.41
SAST SA International Index Portfolio Class 1	103,939	11.99	12.10	1,257,427	1.35	0.55	0.80	9.89	10.17
SAST SA International Index Portfolio Class 3	1,309,733	11.86	12.22	15,815,366	1.47	1.00	1.70	8.60	9.37
SAST SA Invesco Growth Opportunities Portfolio Class 1	478,702	19.42	21.34	10,736,250	0.00	0.40	1.77	5.44	6.90
SAST SA Invesco Growth Opportunities Portfolio Class 2	173,669	19.98	21.86	3,758,687	0.00	1.52	1.97	5.10	5.57
SAST SA Invesco Growth Opportunities Portfolio Class 3	4,708,484	29.68	37.28	145,380,100	0.00	1.00	2.30	4.67	6.04
SAST SA Invesco Main Street Large Cap Portfolio Class 1	458,833	17.70	60.09	29,020,788	0.65	0.80	1.77	25.54	26.76
SAST SA Invesco Main Street Large Cap Portfolio Class 2	64,983	56.22	61.47	3,962,319	0.50	1.52	1.97	25.13	25.69
SAST SA Invesco Main Street Large Cap Portfolio Class 3	1,940,743	27.09	28.73	73,874,805	0.46	1.00	2.30	24.58	26.21
SAST SA Invesco VCP Equity-Income Portfolio Class 1	-	11.85	11.92	-	1.63	0.40	0.55	6.33	6.38
SAST SA Invesco VCP Equity-Income Portfolio Class 3	-	11.40	13.24	-	1.23	1.00	2.15	5.77	6.17
SAST SA Janus Focused Growth Portfolio Class 1	374,703	22.24	47.56	18,525,819	0.00	0.40	1.77	21.15	22.82
SAST SA Janus Focused Growth Portfolio Class 2	237,666	46.27	48.62	11,444,891	0.00	1.52	1.77	20.99	21.30
SAST SA Janus Focused Growth Portfolio Class 3	3,337,047	34.34	39.51	150,426,511	0.00	1.00	2.30	20.19	21.76
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	3,641,623	15.45	20.11	135,833,732	0.96	0.40	1.77	9.85	11.37
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	612,632	33.38	36.43	22,112,654	0.82	1.52	1.97	9.44	9.93
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	8,913,640	18.65	20.91	227,211,135	0.59	1.00	2.30	9.01	10.43
SAST SA JPMorgan Emerging Markets Portfolio Class 1	774,865	11.48	23.13	18,035,326	1.78	0.40	1.77	-0.58	0.79
SAST SA JPMorgan Emerging Markets Portfolio Class 2	136,018	21.65	23.64	3,187,901	1.64	1.52	1.97	-1.01	-0.56
SAST SA JPMorgan Emerging Markets Portfolio Class 3	6,808,401	12.59	12.96	117,004,799	1.64	1.00	2.30	-1.40	-0.11
SAST SA JPMorgan Equity-Income Portfolio Class 1	1,527,085	15.91	26.89	129,882,470	1.86	0.40	1.77	23.61	25.31
SAST SA JPMorgan Equity-Income Portfolio Class 2	139,401	79.11	86.54	11,945,501	1.78	1.52	1.97	23.16	23.71
SAST SA JPMorgan Equity-Income Portfolio Class 3	5,976,841	24.34	25.85	195,974,711	1.81	1.00	2.30	22.63	24.24
SAST SA JPMorgan Global Equities Portfolio Class 1	866,802	14.15	43.91	39,692,292	1.73	0.40	1.77	21.16	22.83
SAST SA JPMorgan Global Equities Portfolio Class 2	76,386	41.25	46.10	3,425,290	1.60	1.40	1.97	20.71	21.39
SAST SA JPMorgan Global Equities Portfolio Class 3	1,781,867	18.37	19.70	42,978,340	1.71	1.00	2.30	20.19	21.76
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,231,070	11.89	30.85	39,357,534	2.46	0.40	1.77	-2.66	-1.31
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	238,801	29.91	31.48	7,451,186	2.30	1.52	1.77	-2.81	-2.57
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	39,754,960	11.34	13.70	693,118,719	2.33	1.00	2.30	-3.40	-2.14
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,789,827	21.04	29.36	89,475,907	0.00	0.40	1.77	8.89	10.39
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	445,001	46.05	51.67	22,144,133	0.00	1.40	1.97	8.50	9.12
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	6,302,403	34.94	45.25	319,929,845	0.00	1.00	2.30	8.03	9.44
SAST SA Large Cap Growth Index Portfolio Class 1	39,937	21.43	21.75	863,859	0.65	0.40	0.80	30.60	31.13
SAST SA Large Cap Growth Index Portfolio Class 3	1,319,148	20.55	21.08	27,535,439	0.62	1.00	1.70	29.07	29.97
SAST SA Large Cap Index Portfolio Class 1	234,357	19.23	19.43	4,535,010	1.46	0.55	0.80	27.32	27.64
SAST SA Large Cap Index Portfolio Class 3	3,309,792	18.31	18.87	61,565,300	1.44	1.00	1.70	25.90	26.79
SAST SA Large Cap Value Index Portfolio Class 1	41,057	15.13	15.35	626,627	2.48	0.40	0.80	23.41	23.91
SAST SA Large Cap Value Index Portfolio Class 3	1,781,257	14.50	14.87	26,239,547	2.92	1.00	1.70	21.98	22.83
SAST SA MFS Blue Chip Growth Portfolio Class 1	448,218	20.66	24.19	11,455,765	0.20	0.40	1.77	26.72	28.47

81

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA MFS Blue Chip Growth Portfolio Class 2	162,698	23.56	24.79	3,990,196	0.00	1.52	1.77	26.50	26.82
SAST SA MFS Blue Chip Growth Portfolio Class 3	3,664,872	35.17	36.87	130,385,597	0.00	1.00	2.30	25.78	27.42
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	649,326	17.74	35.60	52,630,757	0.00	0.55	1.77	24.68	26.21
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	108,553	72.94	79.41	8,545,275	0.00	1.52	1.97	24.25	24.81
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	5,339,734	27.68	32.37	237,622,610	0.00	1.00	2.30	23.71	25.33
SAST SA MFS Total Return Portfolio Class 1	1,803,122	15.36	26.54	105,133,724	0.00	0.40	1.77	12.03	13.58
SAST SA MFS Total Return Portfolio Class 2	393,747	53.28	58.18	22,613,618	1.31	1.52	1.97	11.69	12.19
SAST SA MFS Total Return Portfolio Class 3	7,399,339	18.06	19.66	220,969,315	1.32	1.00	2.30	11.16	12.61
SAST SA Mid Cap Index Portfolio Class 1	26,638	15.32	15.54	411,197	1.20	0.40	0.80	23.18	23.67
SAST SA Mid Cap Index Portfolio Class 3	2,774,022	14.88	15.49	42,488,082	0.83	1.00	1.95	21.41	22.57
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,374,936	11.89	17.68	25,549,281	1.22	0.40	1.77	2.51	3.92
SAST SA Morgan Stanley International Equities Portfolio Class 2	503,680	16.58	18.08	9,027,416	1.09	1.52	1.97	2.09	2.55
SAST SA Morgan Stanley International Equities Portfolio Class 3	7,385,513	12.09	13.16	116,005,637	1.03	1.00	2.30	1.69	3.02
SAST SA PIMCO RAE International Value Portfolio Class 1	9,949	9.74	9.79	97,402	2.76	0.40	0.55	8.00	8.16
SAST SA PIMCO RAE International Value Portfolio Class 2	486,034	18.11	20.03	9,671,895	2.10	1.52	1.97	6.33	6.81
SAST SA PIMCO RAE International Value Portfolio Class 3	22,521,709	9.99	11.09	317,011,546	2.00	1.00	2.30	5.90	7.29
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	4,621	14.37	14.55	67,227	0.00	0.55	0.80	7.50	7.77
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	71,728,113	13.58	14.88	1,142,793,787	0.00	1.00	2.15	5.77	6.99
SAST SA PineBridge High-Yield Bond Portfolio Class 1	789,289	12.56	37.22	30,855,246	4.85	0.40	1.77	4.16	5.60
SAST SA PineBridge High-Yield Bond Portfolio Class 2	177,171	34.74	38.00	6,690,260	4.76	1.52	1.97	3.79	4.26
SAST SA PineBridge High-Yield Bond Portfolio Class 3	3,963,299	14.45	16.59	91,850,041	0.00	1.00	2.30	3.22	4.57
SAST SA Putnam International Growth and Income Portfolio Class 1	1,061,459	11.62	13.81	21,259,331	2.03	0.40	1.77	12.97	14.53
SAST SA Putnam International Growth and Income Portfolio Class 2	230,112	18.11	19.71	4,486,388	1.90	1.52	1.97	12.61	13.12
SAST SA Putnam International Growth and Income Portfolio Class 3	5,446,012	10.27	13.32	91,553,091	1.80	1.00	2.30	12.08	13.54
SAST SA Schroders VCP Global Allocation Portfolio Class 1	21,540	13.44	13.54	290,293	0.70	0.40	0.55	12.02	12.19
SAST SA Schroders VCP Global Allocation Portfolio Class 3	37,680,947	12.65	13.34	527,290,201	0.36	1.00	2.15	10.01	11.28
SAST SA Small Cap Index Portfolio Class 1	41,399	14.49	14.70	605,128	0.76	0.40	0.80	13.24	13.70
SAST SA Small Cap Index Portfolio Class 3	2,729,065	13.94	14.52	39,157,430	0.48	1.00	1.95	11.64	12.70
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	22,699	16.20	16.30	368,631	0.00	0.40	0.55	15.68	15.85
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	27,209,293	15.11	15.73	422,992,290	0.00	1.00	1.95	13.76	14.85
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	19,170	15.84	15.96	303,938	0.57	0.40	0.55	11.99	12.16
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	87,843,830	14.72	15.58	1,436,183,196	0.88	1.00	2.15	9.91	11.18
SAST SA VCP Dynamic Allocation Portfolio Class 1	32,126	15.81	16.13	514,441	2.28	0.40	0.80	8.70	9.13
SAST SA VCP Dynamic Allocation Portfolio Class 3	447,897,380	14.88	17.36	8,368,908,213	1.54	1.00	2.15	6.99	8.22
SAST SA VCP Dynamic Strategy Portfolio Class 1	52,465	15.35	15.46	808,730	2.22	0.40	0.55	9.77	9.93
SAST SA VCP Dynamic Strategy Portfolio Class 3	362,391,923	14.34	16.60	6,460,368,886	1.46	1.00	2.15	7.74	8.99
SAST SA VCP Index Allocation Portfolio Class 1	23,971	14.39	14.48	345,048	1.92	0.40	0.55	13.70	13.87
SAST SA VCP Index Allocation Portfolio Class 3	32,666,989	13.41	13.96	450,837,287	0.97	1.00	1.95	11.80	12.86
SAST SA Wellington Capital Appreciation Portfolio Class 1	1,825,027	21.09	68.37	498,540,110	0.00	0.40	1.77	3.77	5.21
SAST SA Wellington Capital Appreciation Portfolio Class 2	257,219	239.50	264.50	66,095,216	0.00	1.40	1.97	3.43	4.02
SAST SA Wellington Capital Appreciation Portfolio Class 3	13,086,656	40.38	57.31	1,051,002,049	0.00	1.00	2.30	2.97	4.32
SAST SA Wellington Government and Quality Bond Portfolio Class 1	2,247,157	11.40	14.83	56,597,870	1.56	0.40	1.77	-3.58	-2.25
SAST SA Wellington Government and Quality Bond Portfolio Class 2	895,596	20.35	22.24	19,759,351	1.34	1.52	1.97	-3.94	-3.51
SAST SA Wellington Government and Quality Bond Portfolio Class 3	29,835,161	10.97	11.52	466,458,873	1.36	1.00	2.30	-4.33	-3.08
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	171,355	15.46	89.44	15,161,435	0.29	0.40	1.40	6.16	7.22
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	7,575,115	14.65	15.20	113,361,839	0.19	1.00	1.70	5.66	6.40
SAST SA WellsCap Aggressive Growth Portfolio Class 1	-	21.97	28.87	-	0.00	0.40	1.77	5.48	6.70
SAST SA WellsCap Aggressive Growth Portfolio Class 2	-	52.97	55.69	-	0.00	1.52	1.77	5.33	5.55
SAST SA WellsCap Aggressive Growth Portfolio Class 3	-	31.84	33.92	-	0.00	1.00	2.30	4.80	5.96
VALIC Company I International Equities Index Fund	359,492	13.67	13.73	4,925,820	1.28	1.10	1.40	9.49	9.81
VALIC Company I International Socially Responsible Fund	74,163	16.56	17.40	1,279,105	1.78	1.10	1.40	10.88	11.22
VALIC Company I Mid Cap Index Fund	243,905	19.33	20.97	5,003,626	1.09	1.10	1.40	22.60	22.96
VALIC Company I Nasdaq-100 Index Fund	126,248	33.22	38.60	4,701,317	0.29	1.10	1.70	24.79	25.54
VALIC Company I Small Cap Index Fund	187,712	17.00	20.38	3,673,749	0.82	1.10	1.70	12.51	13.19
VALIC Company I Stock Index Fund	598,532	22.37	25.07	14,866,009	1.47	1.10	1.70	26.19	26.95

	December 31, 2020				For the Year Ended December 31 2020
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS American High-Income Trust Class 3	81,361	119.39	122.18	9,934,575	8.03	1.30	1.40	6.43	6.54
American Funds IS Asset Allocation Fund Class 2	1,664,820	33.51	35.07	58,193,929	1.56	1.52	1.77	10.48	10.76
American Funds IS Asset Allocation Fund Class 3	303,529	105.30	107.77	32,680,405	1.59	1.30	1.40	10.94	11.05
American Funds IS Capital Income Builder Class 4	250,888	11.30	12.11	3,027,097	2.39	1.10	1.70	2.36	2.98
American Funds IS Global Growth Fund Class 2	3,068,491	61.02	66.26	201,838,643	0.32	1.52	1.97	27.92	28.50
American Funds IS Growth Fund Class 2	4,454,709	74.29	80.64	356,447,043	0.30	1.52	1.97	49.12	49.79
American Funds IS Growth Fund Class 3	368,188	740.45	757.81	278,777,631	0.35	1.30	1.40	50.08	50.23
American Funds IS Growth-Income Fund Class 2	5,925,728	43.03	46.74	274,750,351	1.23	1.52	1.97	11.33	11.83
American Funds IS Growth-Income Fund Class 3	434,298	346.36	354.48	153,747,600	1.28	1.30	1.40	12.03	12.14

82

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31 2020
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS International Fund Class 3	288,634	83.77	85.74	24,715,792	0.63	1.30	1.40	12.41	12.52
American Funds IS U.S. Government Securities Fund Class 3	226,242	44.51	45.55	10,298,390	2.00	1.30	1.40	8.39	8.49
American Funds IS Ultra-Short Bond Fund Class 3	219,773	19.13	19.58	4,302,394	0.22	1.30	1.40	-1.26	-1.16
AST SA BlackRock Multi-Asset Income Portfolio Class 1	-	11.36	56.72	-	0.00	0.40	1.40	-0.11	-0.03
AST SA BlackRock Multi-Asset Income Portfolio Class 3	-	10.93	12.10	-	0.00	1.00	1.90	-0.16	-0.08
AST SA PGI Asset Allocation Portfolio Class 1	1,600,216	50.71	53.26	85,200,999	2.37	1.52	1.77	7.97	8.24
AST SA PGI Asset Allocation Portfolio Class 2	224,818	47.53	51.75	11,490,791	2.23	1.52	1.97	7.59	8.08
AST SA PGI Asset Allocation Portfolio Class 3	1,574,827	16.45	19.35	43,397,674	2.21	1.00	2.30	7.15	8.55
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	40,807	13.37	14.50	582,129	1.35	1.10	1.70	12.42	13.10
BlackRock Global Allocation V.I. Fund Class III	107,285	13.21	14.25	1,494,067	0.91	1.10	1.70	18.67	19.39
Columbia VP Asset Allocation Fund Class 1	-	18.87	19.78	-	0.16	1.52	1.77	-6.97	-6.90
Columbia VP Dividend Opportunity Fund Class 1	78,656	20.67	21.73	1,699,543	0.00	1.52	1.77	-0.63	-0.38
Columbia VP Emerging Markets Bond Fund Class 2	7,223	11.78	12.19	88,055	3.11	1.10	1.70	5.36	5.99
Columbia VP Income Opportunities Fund Class 1	281,445	26.63	29.67	8,171,514	4.35	1.52	2.17	3.62	4.30
Columbia VP Large Cap Growth Fund Class 1	1,163,971	21.67	22.18	25,693,081	0.00	1.52	2.02	32.04	32.70
Columbia VP Limited Duration Credit Fund Class 2	24,098	10.59	10.95	263,707	2.47	1.10	1.70	3.79	4.42
Columbia VP Loomis Sayles Growth Fund Class 1	97,285	21.93	22.19	2,155,838	0.00	1.52	1.77	29.62	29.94
Columbia VP Mid Cap Growth Opportunity Fund Class 1	12,882	30.51	34.36	432,516	0.00	1.52	1.77	33.05	33.38
Columbia VP Overseas Core Fund Class 2	114,046	13.01	13.16	1,499,250	1.25	1.52	1.77	6.92	7.18
Columbia VP Small Company Growth Fund Class 1	20,767	50.92	53.55	1,103,108	0.00	1.52	1.77	68.13	68.55
Delaware Ivy VIP Asset Strategy Class II	35,867	12.06	12.90	455,677	1.90	1.10	1.70	11.96	12.63
FTVIP Franklin Allocation VIP Fund Class 2	2,389,334	14.88	15.16	39,396,348	1.40	1.00	2.30	9.20	10.63
FTVIP Franklin Income VIP Fund Class 1	90,750	11.19	11.23	1,015,682	5.13	0.40	0.55	0.42	0.57
FTVIP Franklin Income VIP Fund Class 2	7,530,647	13.26	14.45	121,158,096	5.35	1.00	2.30	-1.60	-0.31
FTVIP Franklin Strategic Income VIP Fund Class 2	85,142	10.55	10.94	917,225	4.28	1.10	1.70	1.69	2.30
Goldman Sachs VIT Government Money Market Fund Institutional Shares	1,201,353	9.91	10.35	11,946,893	0.65	0.40	1.52	-1.09	0.03
Goldman Sachs VIT Government Money Market Fund Service Shares	26,453,917	9.43	9.95	259,222,008	0.20	1.00	2.15	-1.87	-0.73
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	63,076	9.55	9.91	621,809	1.38	1.10	1.40	5.10	5.41
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	6,317	11.06	11.81	74,316	0.25	1.10	1.35	2.72	2.97
Invesco V.I. American Franchise Fund Series I	517		17.57	9,081	0.06		0.80		22.50
Invesco V.I. American Franchise Fund Series II	1,365,782	31.28	37.06	55,417,796	0.00	1.00	2.30	38.77	40.58
Invesco V.I. Balanced-Risk Allocation Fund Series II	74,581	11.95	13.14	968,552	6.98	1.10	1.70	8.14	8.79
Invesco V.I. Comstock Fund Series I	6,751	10.78	10.83	73,083	2.94	0.40	0.55	-1.40	-1.25
Invesco V.I. Comstock Fund Series II	12,505,470	16.18	17.81	277,403,438	2.01	1.00	2.30	-3.34	-2.07
Invesco V.I. Growth and Income Fund Series I	87,576		11.02	964,744	1.94		0.55		1.53
Invesco V.I. Growth and Income Fund Series II	15,286,270	16.50	18.31	370,253,885	1.82	1.10	2.30	-0.47	0.74
Lord Abbett Bond Debenture Portfolio Class VC	112,970	12.22	13.21	1,479,572	3.52	1.10	1.70	5.50	6.13
Lord Abbett Fundamental Equity Portfolio Class VC	9,660	13.18	13.84	132,130	0.61	1.10	1.40	0.36	0.66
Lord Abbett Growth and Income Portfolio Class VC	7,895,869	11.72	16.28	165,768,678	1.55	0.55	2.30	0.36	2.13
Lord Abbett Mid Cap Stock Portfolio Class VC	505,487	23.01	24.11	12,150,405	0.93	1.52	1.77	0.70	0.95
Lord Abbett Short Duration Income Portfolio Class VC	253,267	10.44	10.85	2,732,661	3.05	1.10	1.70	1.39	2.00
Morgan Stanley VIF Global Infrastructure Portfolio Class II	67,373	11.18	12.25	814,429	1.51	1.10	1.70	-3.10	-2.51
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	64,828	10.75	10.91	703,308	0.66	1.10	1.40	6.75	7.07
PIMCO All Asset Portfolio Advisor Class	4,794		12.01	57,582	4.39		1.10		6.73
PIMCO Dynamic Bond Portfolio Advisor Class	125,126	10.78	11.16	1,388,728	2.45	1.10	1.70	2.94	3.56
PIMCO Emerging Markets Bond Portfolio Advisor Class	105,657	10.83	12.19	1,189,174	4.59	1.00	1.70	4.80	5.54
PIMCO Total Return Portfolio Advisor Class	6,868,938	10.51	10.75	73,446,615	1.55	1.00	1.95	6.44	7.46
PIMCO Total Return Portfolio Institutional Class	26,993	10.73	10.87	290,528	2.34	0.40	0.55	8.21	8.38
PVC Core Plus Bond Account Class 1	455,292	11.03	11.13	5,057,627	3.54	1.40	1.95	7.44	8.03
PVC Diversified International Account Class 1	106,354	9.17	10.58	1,079,805	2.37	1.40	1.95	13.92	14.55
PVC Equity Income Account Class 1	435,552	23.33	25.22	10,882,228	1.71	1.40	1.80	4.53	4.95
PVC Equity Income Account Class 2	295,133	21.58	22.53	6,733,920	1.54	1.52	1.95	4.10	4.55
PVC Government & High Quality Bond Account Class 1	282,646	7.91	9.21	2,474,440	2.78	1.40	1.95	0.88	1.44
PVC Large Cap Growth Account I Class 1	95,013	15.21	15.35	1,455,002	0.02	1.40	1.95	33.57	34.31
PVC MidCap Account Class 1	52,921	37.23	40.21	2,085,728	0.65	1.40	1.80	16.22	16.69
PVC MidCap Account Class 2	18,000	34.39	37.13	659,919	0.36	1.55	1.95	15.79	16.25
PVC Principal Capital Appreciation Account Class 1	278,917	36.19	39.12	10,837,920	1.18	1.40	1.80	16.60	17.07
PVC Principal Capital Appreciation Account Class 2	62,874	33.40	36.05	2,252,487	1.03	1.55	1.95	16.15	16.62
PVC Real Estate Securities Account Class 1	10,078	37.49	40.36	405,433	1.78	1.40	1.80	-5.15	-4.76
PVC Real Estate Securities Account Class 2	6,441	36.85	38.24	244,619	1.66	1.55	1.70	-5.27	-5.13
PVC SAM Balanced Portfolio Class 1	1,302,596	19.34	20.90	26,485,143	1.98	1.40	1.80	9.29	9.73
PVC SAM Balanced Portfolio Class 2	1,270,029	17.96	19.51	24,415,780	1.84	1.52	1.95	8.81	9.28
PVC SAM Conservative Balanced Portfolio Class 1	189,867	12.69	13.70	2,546,620	2.19	1.40	1.80	7.65	8.08
PVC SAM Conservative Balanced Portfolio Class 2	219,560	11.79	17.83	2,793,092	2.10	1.52	1.95	7.14	7.60
PVC SAM Conservative Growth Portfolio Class 1	600,125	21.78	23.53	13,693,181	1.77	1.40	1.80	10.94	11.38
PVC SAM Conservative Growth Portfolio Class 2	605,780	20.17	21.85	13,035,949	1.49	1.52	1.95	10.51	10.98

83

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31 2020
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
PVC SAM Flexible Income Portfolio Class 1	328,642	13.62	14.73	4,694,975	2.61	1.40	1.80	5.36	5.78
PVC SAM Flexible Income Portfolio Class 2	362,217	12.67	16.91	4,934,327	2.46	1.52	1.95	4.96	5.41
PVC SAM Strategic Growth Portfolio Class 1	119,403	24.89	26.85	3,146,040	1.86	1.40	1.80	13.34	13.80
PVC SAM Strategic Growth Portfolio Class 2	238,354	23.05	25.06	5,830,863	1.46	1.52	1.95	12.91	13.40
PVC Short-Term Income Account Class 1	250,572	7.18	8.27	1,957,168	2.09	1.40	1.95	1.37	1.93
PVC SmallCap Account Class 1	31,376	17.61	19.01	576,385	0.42	1.40	1.80	20.02	20.50
PVC SmallCap Account Class 2	18,348	16.32	17.57	320,763	0.23	1.55	1.95	19.52	20.00
SST SA Allocation Balanced Portfolio Class 1	10,117	13.40	13.48	135,825	2.27	0.40	0.55	11.47	11.64
SST SA Allocation Balanced Portfolio Class 3	8,427,305	12.74	16.69	156,545,351	1.17	1.00	2.30	9.27	10.70
SST SA Allocation Growth Portfolio Class 1	14,558	15.10	15.19	219,999	0.00	0.40	0.55	15.85	16.03
SST SA Allocation Growth Portfolio Class 3	8,907,902	14.17	20.52	197,933,477	0.00	1.00	2.02	13.80	14.96
SST SA Allocation Moderate Growth Portfolio Class 1	17,190	14.50	14.58	250,466	0.00	0.40	0.55	14.48	14.65
SST SA Allocation Moderate Growth Portfolio Class 3	11,675,682	13.65	18.12	234,850,916	0.00	1.00	2.30	12.11	13.58
SST SA Allocation Moderate Portfolio Class 1	8,101		14.17	114,824	0.00		0.40		13.36
SST SA Allocation Moderate Portfolio Class 3	10,159,848	13.32	17.70	199,776,578	0.00	1.00	2.30	11.06	12.51
SST SA Columbia Focused Value Portfolio Class 3	8,920	14.61	16.09	141,815	0.00	1.10	1.70	5.54	6.17
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	15,098	11.03	11.69	173,797	0.00	1.10	1.70	5.76	6.40
SST SA Multi-Managed International Equity Portfolio Class 3	35,865	12.73	12.78	456,535	0.00	1.10	1.40	9.75	10.08
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	28,601	22.17	25.49	664,303	0.00	1.10	1.70	45.95	46.83
SST SA Multi-Managed Large Cap Value Portfolio Class 3	15,246	13.35	14.03	207,849	0.00	1.10	1.40	-0.15	0.15
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	14,125	22.52	24.28	331,912	0.00	1.10	1.40	41.11	41.54
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	24,148	13.06	14.01	331,011	0.00	1.10	1.40	3.98	4.29
SST SA Multi-Managed Small Cap Portfolio Class 3	16,366	13.19	15.34	248,212	0.00	1.10	1.70	10.00	10.66
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	18,048	14.33	14.41	258,736	0.00	0.40	0.55	13.44	13.61
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	5,494,623	14.15	14.74	79,970,194	0.00	1.00	1.95	11.57	12.64
SST SA T. Rowe Price Growth Stock Portfolio Class 3	22,399	23.67	25.11	550,862	0.00	1.10	1.40	34.27	34.67
SST SA Wellington Real Return Portfolio Class 1	7,982	11.19	11.37	89,914	0.00	0.40	0.80	6.19	6.61
SST SA Wellington Real Return Portfolio Class 3	22,973,892	10.94	11.06	281,243,517	0.00	1.00	2.30	4.36	5.72
SAST SA AB Growth Portfolio Class 1	8,043,668	17.95	37.24	484,973,886	0.00	0.40	1.77	33.24	35.08
SAST SA AB Growth Portfolio Class 2	418,214	127.31	142.41	57,309,849	0.00	1.40	1.97	32.80	33.56
SAST SA AB Growth Portfolio Class 3	5,983,240	35.51	39.94	434,336,876	0.00	1.00	2.30	32.21	33.94
SAST SA AB Small & Mid Cap Value Portfolio Class 1	24,670	10.53	10.57	260,448	0.95	0.40	0.55	3.69	3.85
SAST SA AB Small & Mid Cap Value Portfolio Class 2	249,091	36.92	40.12	9,905,755	0.51	1.52	1.97	2.05	2.52
SAST SA AB Small & Mid Cap Value Portfolio Class 3	11,530,631	16.22	21.45	339,970,634	0.51	1.00	2.30	1.61	2.94
SAST SA American Funds Asset Allocation Portfolio Class 1	499,737	14.37	14.46	7,205,548	0.00	0.40	0.55	11.78	11.95
SAST SA American Funds Asset Allocation Portfolio Class 3	58,948,212	17.58	19.72	1,315,299,702	0.00	1.00	2.30	9.59	11.02
SAST SA American Funds Global Growth Portfolio Class 1	22,995	15.43	15.49	355,503	0.33	0.40	0.55	29.77	29.96
SAST SA American Funds Global Growth Portfolio Class 3	12,379,344	24.20	28.70	390,560,649	0.05	1.00	2.30	27.13	28.79
SAST SA American Funds Growth Portfolio Class 1	37,847	18.48	18.67	703,646	1.24	0.40	0.80	50.88	51.48
SAST SA American Funds Growth Portfolio Class 3	12,378,564	33.38	36.78	505,024,430	0.74	1.00	2.30	48.27	50.21
SAST SA American Funds Growth-Income Portfolio Class 1	42,180	13.35	13.50	566,945	2.37	0.40	0.80	12.56	13.02
SAST SA American Funds Growth-Income Portfolio Class 3	11,193,282	22.50	23.82	294,885,882	1.56	1.00	2.30	10.67	12.12
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	18,777	13.56	13.64	255,238	0.00	0.40	0.55	8.97	9.14
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	110,809,630	12.81	15.29	1,831,250,710	0.00	1.00	2.30	6.83	8.23
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	252,549	10.64	10.65	2,687,779	0.38	1.15	1.55	6.37	6.47
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	1,262	12.41	12.53	15,820	0.07	0.55	0.80	4.97	5.24
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	56,577,810	11.83	12.20	718,600,536	0.04	1.00	2.15	3.26	4.45
SAST SA Columbia Technology Portfolio Class 1	1,654,996	11.56	20.44	20,114,667	0.44	0.40	1.77	43.18	45.16
SAST SA Columbia Technology Portfolio Class 2	576,835	11.24	12.09	6,740,171	0.35	1.40	1.80	43.01	43.58
SAST SA Columbia Technology Portfolio Class 3	3,189,175	47.12	47.72	100,654,514	0.38	1.00	2.30	42.22	44.08
SAST SA DFA Ultra Short Bond Portfolio Class 1	2,235,611	10.14	11.24	26,367,723	1.60	0.80	1.77	-1.55	-0.59
SAST SA DFA Ultra Short Bond Portfolio Class 2	810,084	10.57	11.48	9,250,346	1.51	1.52	1.97	-1.89	-1.44
SAST SA DFA Ultra Short Bond Portfolio Class 3	20,099,544	7.68	9.46	186,228,871	1.61	1.00	2.30	-2.16	-0.88
SAST SA Emerging Markets Equity Index Portfolio Class 1	4,612	11.79	11.84	54,440	2.90	0.40	0.55	16.49	16.66
SAST SA Emerging Markets Equity Index Portfolio Class 3	432,633	11.36	11.57	4,965,623	2.21	1.00	1.70	14.91	15.71
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,528,690	12.68	34.58	54,423,746	3.82	0.40	1.77	7.11	8.59
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	496,567	32.50	35.35	17,417,780	3.65	1.52	1.97	6.73	7.21
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	28,553,812	13.29	18.14	669,007,576	3.66	1.00	2.30	6.28	7.67
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	16,203	13.53	13.62	220,030	0.28	0.40	0.80	21.65	22.14
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	218,419	13.32	13.44	2,923,039	0.22	1.00	1.55	20.47	21.13
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	404,338	12.34	39.81	16,881,043	1.72	0.40	1.77	-2.84	-1.50
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	104,429	37.44	40.69	4,197,208	1.62	1.52	1.97	-3.14	-2.70
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	7,232,081	12.88	14.16	149,769,614	1.58	1.00	2.30	-3.62	-2.36
SAST SA Fixed Income Index Portfolio Class 3	4,513,294	11.08	11.37	50,853,686	2.61	1.00	1.80	6.50	7.35
SAST SA Fixed Income Intermediate Index Portfolio Class 3	2,589,661	10.56	10.84	27,805,299	2.34	1.00	1.80	4.00	4.83
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	3,846,631	11.43	24.76	287,806,375	1.83	0.40	1.77	-3.00	-1.66

84

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31 2020
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	565,642	67.29	75.15	41,053,801	1.70	1.40	1.97	-3.36	-2.81
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	10,197,041	17.53	18.38	353,274,697	1.69	1.00	2.30	-3.78	-2.52
SAST SA Franklin Small Company Value Portfolio Class 3	7,145,579	16.79	19.21	145,226,411	0.94	1.00	2.30	2.58	3.93
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	654,164	13.75	37.66	25,471,589	2.01	0.40	1.77	5.62	7.08
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	142,746	35.51	38.54	5,455,665	1.89	1.52	1.97	5.24	5.72
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	4,220,974	21.58	29.11	140,064,294	2.05	1.00	2.30	4.78	6.15
SAST SA Franklin Tactical Opportunities Portfolio Class 1	2,934	12.29	12.35	36,114	1.32	0.40	0.55	7.86	8.02
SAST SA Franklin Tactical Opportunities Portfolio Class 3	4,343,112	11.75	12.02	51,712,492	1.21	1.00	1.70	6.42	7.17
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	148,983	11.69	11.74	1,746,447	2.30	1.15	1.55	8.04	8.47
SAST SA Global Index Allocation 60/40 Portfolio Class 1	10,023		12.33	123,562	1.51		0.40		11.33
SAST SA Global Index Allocation 60/40 Portfolio Class 3	4,216,976	11.83	12.05	50,439,709	1.65	1.00	1.70	9.58	10.35
SAST SA Global Index Allocation 75/25 Portfolio Class 1	8,770		12.37	108,504	1.82		0.55		11.91
SAST SA Global Index Allocation 75/25 Portfolio Class 3	3,722,086	11.84	12.14	44,860,171	1.40	1.00	1.95	10.05	11.10
SAST SA Global Index Allocation 90/10 Portfolio Class 1	232,434	12.27	12.41	2,879,426	0.00	0.40	0.80	11.57	12.01
SAST SA Global Index Allocation 90/10 Portfolio Class 3	14,172,789	11.90	12.12	170,618,894	0.00	1.00	1.70	10.27	11.04
SAST SA Goldman Sachs Global Bond Portfolio Class 1	803,649	12.16	15.82	20,210,493	0.61	0.40	1.77	9.88	11.39
SAST SA Goldman Sachs Global Bond Portfolio Class 2	201,256	22.65	24.58	4,905,058	0.44	1.52	1.97	9.42	9.91
SAST SA Goldman Sachs Global Bond Portfolio Class 3	14,480,643	11.17	12.41	223,898,433	0.37	1.00	2.30	9.02	10.44
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	601		12.42	7,466	0.32		0.40		11.09
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	1,812,483	11.72	12.09	21,698,611	0.16	1.00	1.95	9.09	10.13
SAST SA Index Allocation 60/40 Portfolio Class 1	28,243		14.18	400,576	2.54		0.55		13.06
SAST SA Index Allocation 60/40 Portfolio Class 3	10,780,791	13.43	13.80	147,252,762	1.39	1.00	1.70	11.57	12.36
SAST SA Index Allocation 80/20 Portfolio Class 1	159,038	14.75	14.98	2,372,599	0.00	0.40	0.80	13.75	14.21
SAST SA Index Allocation 80/20 Portfolio Class 3	18,624,911	13.97	14.50	267,057,432	0.00	1.00	1.95	12.22	13.29
SAST SA Index Allocation 90/10 Portfolio Class 1	298,279	15.05	15.29	4,527,135	0.00	0.40	0.80	13.80	14.25
SAST SA Index Allocation 90/10 Portfolio Class 3	52,322,336	14.26	14.79	765,969,462	0.00	1.00	1.95	12.26	13.33
SAST SA International Index Portfolio Class 1	93,663		10.98	1,028,607	2.02		0.55		6.99
SAST SA International Index Portfolio Class 3	882,464	10.92	11.17	9,744,596	2.52	1.00	1.70	5.55	6.29
SAST SA Invesco Growth Opportunities Portfolio Class 1	509,607	18.17	20.24	10,816,323	0.00	0.40	1.77	53.09	55.20
SAST SA Invesco Growth Opportunities Portfolio Class 2	201,567	19.01	20.70	4,135,294	0.00	1.52	1.97	52.63	53.32
SAST SA Invesco Growth Opportunities Portfolio Class 3	4,563,326	27.99	35.61	128,988,059	0.00	1.00	2.30	51.88	53.87
SAST SA Invesco Main Street Large Cap Portfolio Class 1	510,443	47.86	50.33	25,650,907	0.99	1.52	1.77	11.39	11.67
SAST SA Invesco Main Street Large Cap Portfolio Class 2	77,147	44.93	48.91	3,746,158	0.86	1.52	1.97	11.00	11.50
SAST SA Invesco Main Street Large Cap Portfolio Class 3	2,031,409	21.46	23.06	62,535,157	0.79	1.00	2.30	10.57	12.02
SAST SA Invesco VCP Equity-Income Portfolio Class 1	31,371	11.14	11.21	351,520	0.12	0.40	0.55	-1.35	-1.20
SAST SA Invesco VCP Equity-Income Portfolio Class 3	93,993,411	10.73	12.52	1,248,460,253	0.07	1.00	2.15	-3.25	-2.13
SAST SA Janus Focused Growth Portfolio Class 1	398,640	18.11	39.25	16,341,404	0.07	0.40	1.77	36.56	38.44
SAST SA Janus Focused Growth Portfolio Class 2	278,324	38.25	40.08	11,052,230	0.00	1.52	1.77	36.35	36.69
SAST SA Janus Focused Growth Portfolio Class 3	3,357,743	28.20	32.88	124,859,828	0.00	1.00	2.30	35.45	37.22
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	1,462,725	13.88	18.30	48,818,655	2.02	0.40	1.77	12.33	13.88
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	355,743	30.50	33.14	11,702,420	1.99	1.52	1.97	11.98	12.48
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	6,985,288	16.88	19.18	160,520,047	1.89	1.00	2.30	11.44	12.90
SAST SA JPMorgan Emerging Markets Portfolio Class 1	781,896	11.39	23.27	18,907,131	1.63	0.40	1.77	14.36	15.94
SAST SA JPMorgan Emerging Markets Portfolio Class 2	141,152	21.87	23.78	3,327,141	1.59	1.52	1.97	14.04	14.55
SAST SA JPMorgan Emerging Markets Portfolio Class 3	6,235,251	12.61	13.14	109,265,509	1.55	1.00	2.30	13.47	14.95
SAST SA JPMorgan Equity-Income Portfolio Class 1	1,653,085	12.69	21.75	115,656,661	1.86	0.40	1.77	1.41	2.80
SAST SA JPMorgan Equity-Income Portfolio Class 2	137,898	64.23	69.95	9,529,882	1.70	1.52	1.97	1.04	1.50
SAST SA JPMorgan Equity-Income Portfolio Class 3	5,449,884	19.59	21.08	147,195,917	1.79	1.00	2.30	0.60	1.92
SAST SA JPMorgan Global Equities Portfolio Class 1	947,103	11.52	36.24	35,885,305	1.34	0.40	1.77	7.84	9.33
SAST SA JPMorgan Global Equities Portfolio Class 2	86,303	34.17	37.98	3,189,923	1.14	1.40	1.97	7.52	8.13
SAST SA JPMorgan Global Equities Portfolio Class 3	1,538,089	15.29	16.18	31,928,957	1.20	1.00	2.30	7.07	8.47
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,324,035	12.05	31.69	43,561,320	2.62	0.40	1.77	6.47	7.94
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	255,345	30.77	32.30	8,179,522	2.57	1.52	1.77	6.35	6.62
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	37,871,230	11.59	14.18	679,970,837	2.31	1.00	2.30	5.75	7.13
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,094,902	19.06	26.96	51,180,962	0.16	0.40	1.77	45.94	47.95
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	422,969	42.44	47.35	19,320,337	0.04	1.40	1.97	45.42	46.25
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	3,420,184	31.93	41.89	156,629,503	0.00	1.00	2.30	44.82	46.71
SAST SA Large Cap Growth Index Portfolio Class 1	42,752		16.52	706,297	1.29		0.55		31.80
SAST SA Large Cap Growth Index Portfolio Class 3	827,622	15.92	16.22	13,324,788	1.17	1.00	1.70	29.97	30.88
SAST SA Large Cap Index Portfolio Class 1	90,768		15.10	1,370,570	1.40		0.80		25.98
SAST SA Large Cap Index Portfolio Class 3	2,018,436	14.55	14.88	29,679,013	1.48	1.00	1.70	15.75	16.56
SAST SA Large Cap Value Index Portfolio Class 1	39,742		12.34	490,352	1.93		0.55		0.80
SAST SA Large Cap Value Index Portfolio Class 3	858,020	11.89	12.11	10,311,984	2.31	1.00	1.70	-0.59	0.11
SAST SA MFS Blue Chip Growth Portfolio Class 1	486,334	16.02	19.09	9,800,833	0.58	0.55	1.77	28.39	29.97
SAST SA MFS Blue Chip Growth Portfolio Class 2	189,687	18.62	19.55	3,672,812	0.43	1.52	1.77	28.18	28.50
SAST SA MFS Blue Chip Growth Portfolio Class 3	3,956,011	27.60	29.31	107,426,719	0.35	1.00	2.30	27.35	29.01

85

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31 2020
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	738,301	28.55	65.42	48,040,815	0.63	1.52	1.77	12.33	12.61
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	125,446	58.71	63.63	7,917,379	0.46	1.52	1.97	11.91	12.41
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	6,329,480	22.09	26.17	227,162,662	0.39	1.00	2.30	11.44	12.90
SAST SA MFS Total Return Portfolio Class 1	1,987,685	13.52	23.69	103,562,085	1.87	0.40	1.77	7.68	9.16
SAST SA MFS Total Return Portfolio Class 2	443,751	47.70	51.86	22,739,885	1.72	1.52	1.97	7.28	7.76
SAST SA MFS Total Return Portfolio Class 3	7,074,620	16.04	17.69	196,539,083	1.70	1.00	2.30	6.83	8.23
SAST SA Mid Cap Index Portfolio Class 1	4,755		12.52	59,516	0.73		0.55		12.58
SAST SA Mid Cap Index Portfolio Class 3	1,406,376	12.26	12.64	17,620,112	1.15	1.00	1.95	10.71	11.77
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,416,342	17.25	18.13	25,662,058	1.67	1.52	1.77	9.54	9.82
SAST SA Morgan Stanley International Equities Portfolio Class 2	515,644	16.24	17.63	9,014,017	1.54	1.52	1.97	9.20	9.69
SAST SA Morgan Stanley International Equities Portfolio Class 3	6,970,282	11.89	12.78	108,013,336	1.50	1.00	2.30	8.78	10.20
SAST SA PIMCO RAE International Value Portfolio Class 1	5,360	9.02	9.05	48,517	2.02	0.40	0.55	44.04	44.21
SAST SA PIMCO RAE International Value Portfolio Class 2	513,021	17.03	18.75	9,562,305	2.16	1.52	1.97	-5.19	-4.76
SAST SA PIMCO RAE International Value Portfolio Class 3	24,386,336	9.43	10.33	321,524,141	2.21	1.00	2.30	-5.59	-4.36
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	77,128,993	12.69	14.07	1,152,027,244	0.44	1.00	2.15	6.35	7.58
SAST SA PineBridge High-Yield Bond Portfolio Class 1	948,715	35.73	37.51	35,528,112	5.63	1.52	1.77	6.17	6.44
SAST SA PineBridge High-Yield Bond Portfolio Class 2	199,881	33.47	36.44	7,207,823	5.41	1.52	1.97	5.78	6.26
SAST SA PineBridge High-Yield Bond Portfolio Class 3	4,114,892	13.82	16.07	91,875,184	5.24	1.00	2.30	5.38	6.76
SAST SA Putnam International Growth and Income Portfolio Class 1	1,184,728	10.15	12.23	21,003,045	2.05	0.40	1.77	1.93	3.33
SAST SA Putnam International Growth and Income Portfolio Class 2	255,641	16.08	17.42	4,408,176	1.92	1.52	1.97	1.53	1.99
SAST SA Putnam International Growth and Income Portfolio Class 3	5,754,373	11.64	15.40	86,782,737	1.95	1.10	2.17	1.24	2.33
SAST SA Schroders VCP Global Allocation Portfolio Class 1	16,499	12.00	12.07	198,522	0.15	0.40	0.55	0.03	0.18
SAST SA Schroders VCP Global Allocation Portfolio Class 3	42,063,994	11.37	12.12	530,611,542	0.11	1.00	2.15	-1.76	-0.63
SAST SA Small Cap Index Portfolio Class 1	4,813	12.88	12.93	62,162	0.78	0.40	0.55	18.72	18.90
SAST SA Small Cap Index Portfolio Class 3	1,262,051	12.49	12.88	16,100,480	0.76	1.00	1.95	16.78	17.89
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	26,164	14.00	14.07	367,185	0.94	0.40	0.55	16.64	16.82
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	21,160,920	13.28	13.70	287,192,895	0.63	1.00	1.95	14.79	15.88
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	6,824		14.15	96,545	0.12		0.55		8.55
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	91,192,522	13.24	14.17	1,345,249,965	0.09	1.00	2.15	6.55	7.78
SAST SA VCP Dynamic Allocation Portfolio Class 1	17,949	14.55	14.69	263,683	1.27	0.55	0.80	12.47	12.76
SAST SA VCP Dynamic Allocation Portfolio Class 3	499,263,211	13.75	16.23	8,647,437,517	1.10	1.00	2.15	10.69	11.97
SAST SA VCP Dynamic Strategy Portfolio Class 1	14,360		13.98	200,804	1.30		0.55		9.87
SAST SA VCP Dynamic Strategy Portfolio Class 3	329,793,617	13.16	15.41	5,410,012,413	1.12	1.00	2.15	7.85	9.10
SAST SA VCP Index Allocation Portfolio Class 1	4,968		12.66	62,882	1.26		0.55		9.79
SAST SA VCP Index Allocation Portfolio Class 3	29,899,655	12.00	12.37	366,609,483	1.12	1.00	1.95	5.62	6.63
SAST SA Wellington Capital Appreciation Portfolio Class 1	1,871,273	20.04	65.89	510,908,666	0.00	0.40	1.77	61.65	63.88
SAST SA Wellington Capital Appreciation Portfolio Class 2	259,140	231.56	254.28	63,951,978	0.00	1.40	1.97	61.08	62.00
SAST SA Wellington Capital Appreciation Portfolio Class 3	7,342,843	38.71	55.66	653,285,491	0.00	1.00	2.30	60.39	62.49
SAST SA Wellington Government and Quality Bond Portfolio Class 1	2,550,102	11.66	15.38	66,157,852	2.04	0.40	1.77	5.23	6.68
SAST SA Wellington Government and Quality Bond Portfolio Class 2	996,407	21.18	23.05	22,783,188	1.90	1.52	1.97	4.84	5.31
SAST SA Wellington Government and Quality Bond Portfolio Class 3	30,405,044	11.32	12.04	491,521,902	1.77	1.00	2.30	4.45	5.81
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	186,983	14.42	84.25	15,598,325	1.03	0.40	1.40	16.48	17.65
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	5,287,566	13.86	14.28	74,574,145	0.87	1.00	1.70	15.81	16.63
SAST SA WellsCap Aggressive Growth Portfolio Class 1	798,545	20.51	27.37	43,243,284	0.00	0.55	1.77	60.10	62.06
SAST SA WellsCap Aggressive Growth Portfolio Class 2	88,206	50.29	52.76	4,612,156	0.00	1.52	1.77	59.91	60.31
SAST SA WellsCap Aggressive Growth Portfolio Class 3	1,568,215	30.38	32.01	57,075,679	0.00	1.00	2.30	58.83	60.91
VALIC Company I International Equities Index Fund	400,708	12.48	12.50	5,002,670	2.46	1.10	1.40	5.89	6.20
VALIC Company I International Socially Responsible Fund	85,339	14.93	15.64	1,317,149	1.58	1.10	1.40	6.86	7.18
VALIC Company I Mid Cap Index Fund	284,130	15.77	17.06	4,725,038	1.30	1.10	1.40	11.72	12.06
VALIC Company I Nasdaq-100 Index Fund	156,659	26.62	30.75	4,669,986	0.71	1.10	1.70	45.45	46.33
VALIC Company I Small Cap Index Fund	195,115	15.11	18.01	3,367,947	1.47	1.10	1.70	17.47	18.18
VALIC Company I Stock Index Fund	683,590	17.73	19.75	13,363,680	1.82	1.10	1.70	16.00	16.70

	December 31, 2019				For the Year Ended December 31 2019
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS American High-Income Trust Class 3	86,755	112.18	114.68	9,943,126	6.29	1.30	1.40	11.13	11.24
American Funds IS Asset Allocation Fund Class 2	1,809,711	30.33	31.66	57,171,522	1.89	1.52	1.77	19.11	19.40
American Funds IS Asset Allocation Fund Class 3	335,951	94.92	97.05	32,568,686	1.95	1.30	1.40	19.62	19.74
American Funds IS Capital Income Builder Class 4	255,292	11.04	11.76	2,991,457	2.65	1.10	1.70	15.64	16.33
American Funds IS Global Growth Fund Class 2	3,570,927	47.70	51.57	182,820,869	1.15	1.52	1.97	32.64	33.24
American Funds IS Growth Fund Class 2	5,200,117	49.82	53.84	277,857,246	0.76	1.52	1.97	28.22	28.80
American Funds IS Growth Fund Class 3	423,601	493.36	504.42	213,513,707	0.80	1.30	1.40	29.05	29.18
American Funds IS Growth-Income Fund Class 2	6,751,478	38.65	41.80	280,061,420	1.74	1.52	1.97	23.68	24.23
American Funds IS Growth-Income Fund Class 3	495,490	309.16	316.09	156,436,658	1.71	1.30	1.40	24.48	24.61
American Funds IS International Fund Class 3	324,691	74.52	76.20	24,711,467	1.46	1.30	1.40	21.34	21.46

86

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2019				For the Year Ended December 31 2019
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS U.S. Government Securities Fund Class 3	210,176	41.06	41.99	8,817,779	2.03	1.30	1.40	4.02	4.13
American Funds IS Ultra-Short Bond Fund Class 3	160,843	19.38	19.81	3,185,378	1.53	1.30	1.40	0.34	0.44
AST SA BlackRock Multi-Asset Income Portfolio Class 1	284,474	11.37	56.79	13,102,314	0.00	0.40	1.40	12.27	13.40
AST SA BlackRock Multi-Asset Income Portfolio Class 3	4,023,577	10.94	12.12	50,690,122	0.00	1.00	1.90	11.35	12.35
AST SA PGI Asset Allocation Portfolio Class 1	1,811,572	46.97	49.21	89,111,935	2.67	1.52	1.77	18.39	18.68
AST SA PGI Asset Allocation Portfolio Class 2	250,948	44.17	47.88	11,887,626	1.47	1.52	1.97	17.96	18.49
AST SA PGI Asset Allocation Portfolio Class 3	1,681,940	15.15	18.06	43,534,824	2.63	1.00	2.30	17.48	19.01
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	41,833	11.89	12.82	526,932	1.94	1.10	1.70	19.18	19.90
BlackRock Global Allocation V.I. Fund Class III	194,319	11.13	11.94	2,259,020	1.22	1.10	1.70	15.77	16.47
Columbia VP Asset Allocation Fund Class 1	38,460	20.28	21.24	816,744	2.09	1.52	1.77	19.01	19.31
Columbia VP Dividend Opportunity Fund Class 1	79,850	20.80	21.81	1,733,097	0.00	1.52	1.77	21.89	22.20
Columbia VP Emerging Markets Bond Fund Class 2	7,194	11.18	11.50	82,748	4.90	1.10	1.70	10.20	10.86
Columbia VP Income Opportunities Fund Class 1	324,107	25.70	28.45	9,044,133	5.16	1.52	2.17	13.97	14.71
Columbia VP Large Cap Growth Fund Class 1	1,371,329	16.32	16.71	22,834,005	0.00	1.52	2.17	32.98	33.85
Columbia VP Limited Duration Credit Fund Class 2	24,093	10.38	10.48	252,571	2.14	1.10	1.35	6.03	6.29
Columbia VP Loomis Sayles Growth Fund Class 1	109,440	16.92	17.07	1,866,835	0.00	1.52	1.77	29.44	29.77
Columbia VP Mid Cap Growth Opportunity Fund Class 1	16,242	22.93	25.76	410,783	0.00	1.52	1.77	32.81	33.14
Columbia VP Overseas Core Fund Class 2	105,260	12.17	12.28	1,291,650	1.86	1.52	1.77	22.95	23.26
Columbia VP Small Company Growth Fund Class 1	25,887	30.29	31.77	816,586	0.00	1.52	1.77	38.23	38.57
Delaware Ivy VIP Asset Strategy Class II	36,513	10.77	11.45	411,737	2.08	1.10	1.70	19.73	20.45
FTVIP Franklin Allocation VIP Fund Class 2	2,572,405	13.62	13.71	38,493,610	3.56	1.00	2.30	17.13	18.67
FTVIP Franklin Income VIP Fund Class 1	80,733		11.14	899,638	0.00		0.55		15.78
FTVIP Franklin Income VIP Fund Class 2	7,738,838	13.30	14.68	125,198,641	5.43	1.00	2.30	13.42	14.90
FTVIP Franklin Strategic Income VIP Fund Class 2	83,482	10.38	10.69	880,330	5.11	1.10	1.70	6.23	6.87
Goldman Sachs VIT Government Money Market Fund Institutional Shares	136,994		10.30	1,410,896	0.67		0.55		1.57
Goldman Sachs VIT Government Money Market Fund Service Shares	8,749,130	9.68	9.98	86,588,911	1.80	1.10	1.95	-0.09	0.76
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	90,328	9.08	9.40	845,973	2.54	1.10	1.40	7.09	7.42
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	5,480	10.76	11.47	62,596	1.40	1.10	1.35	10.44	10.71
Invesco V.I. American Franchise Fund Series II	1,011,279	22.25	26.71	28,605,004	0.00	1.00	2.30	33.33	35.07
Invesco V.I. Balanced-Risk Allocation Fund Series II	87,982	11.57	12.08	1,051,526	0.00	1.10	1.40	13.29	13.63
Invesco V.I. Comstock Fund Series I	1,300	10.94	10.96	14,253	1.76	0.40	0.55	24.61	24.80
Invesco V.I. Comstock Fund Series II	12,306,463	16.52	18.43	281,503,714	1.67	1.00	2.30	22.10	23.70
Invesco V.I. Growth and Income Fund Series I	83,027		10.85	900,815	0.00		0.55		24.50
Invesco V.I. Growth and Income Fund Series II	15,748,687	16.38	18.39	381,758,846	1.54	1.10	2.30	22.01	23.48
Lord Abbett Bond Debenture Portfolio Class VC	122,864	11.58	12.45	1,518,906	4.30	1.10	1.70	11.44	12.11
Lord Abbett Fundamental Equity Portfolio Class VC	23,977	13.13	13.75	328,226	1.31	1.10	1.40	19.83	20.19
Lord Abbett Growth and Income Portfolio Class VC	8,136,695	11.47	16.22	169,605,470	1.65	0.55	2.30	19.71	21.82
Lord Abbett Mid Cap Stock Portfolio Class VC	553,830	22.85	23.88	13,188,768	0.91	1.52	1.77	20.49	20.79
Lord Abbett Short Duration Income Portfolio Class VC	187,303	10.30	10.64	1,982,979	3.43	1.10	1.70	3.28	3.91
Morgan Stanley VIF Global Infrastructure Portfolio Class II	100,799	11.53	12.56	1,248,455	2.61	1.10	1.70	25.71	26.47
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	91,808	10.07	10.18	929,308	0.16	1.10	1.40	13.66	14.00
PIMCO All Asset Portfolio Advisor Class	4,606	11.19	11.25	51,833	2.75	1.10	1.35	10.25	10.52
PIMCO Dynamic Bond Portfolio Advisor Class	91,734	10.48	10.77	982,607	4.32	1.10	1.70	3.06	3.68
PIMCO Emerging Markets Bond Portfolio Advisor Class	45,361	11.63	11.99	508,840	3.13	1.10	1.70	12.72	13.39
PIMCO Total Return Portfolio Advisor Class	515,832	9.88	10.01	5,146,833	0.26	1.00	1.80	-1.23	-1.04
PIMCO Total Return Portfolio Institutional Class	1,603		9.91	15,890	0.02		0.55		-0.88
PVC Core Plus Bond Account Class 1	464,938	10.27	10.30	4,787,195	3.16	1.40	1.95	2.70	3.03
PVC Diversified International Account Class 1	112,678	8.05	9.23	1,005,217	1.86	1.40	1.95	20.16	20.98
PVC Equity Income Account Class 1	504,077	22.32	24.03	11,997,413	1.94	1.40	1.80	26.78	27.29
PVC Equity Income Account Class 2	336,472	20.73	21.55	7,355,773	1.68	1.52	1.95	26.29	26.84
PVC Government & High Quality Bond Account Class 1	259,792	7.84	9.08	2,254,221	3.37	1.40	1.95	4.30	4.97
PVC Large Cap Growth Account I Class 1	98,902	11.39	11.43	1,129,251	0.05	1.40	1.95	13.90	14.26
PVC MidCap Account Class 1	56,680	32.03	34.46	1,918,421	0.30	1.40	1.80	40.55	41.11
PVC MidCap Account Class 2	30,850	29.70	31.94	977,998	0.05	1.55	1.95	39.97	40.53
PVC Principal Capital Appreciation Account Class 1	313,945	31.04	33.41	10,425,512	1.65	1.40	1.80	30.12	30.64
PVC Principal Capital Appreciation Account Class 2	72,996	28.75	30.92	2,237,508	1.45	1.55	1.95	29.55	30.07
PVC Real Estate Securities Account Class 1	10,391	39.53	42.38	439,148	1.90	1.40	1.80	28.92	29.44
PVC Real Estate Securities Account Class 2	6,344	38.91	40.31	254,168	1.72	1.55	1.70	28.73	28.92
PVC SAM Balanced Portfolio Class 1	1,561,087	17.69	19.05	28,914,650	2.54	1.40	1.80	17.87	18.34
PVC SAM Balanced Portfolio Class 2	1,422,112	16.51	17.85	25,048,816	2.36	1.52	1.95	17.43	17.93
PVC SAM Conservative Balanced Portfolio Class 1	222,379	11.79	12.68	2,744,189	2.91	1.40	1.80	13.82	14.27
PVC SAM Conservative Balanced Portfolio Class 2	273,260	11.00	16.57	3,229,240	2.70	1.52	1.95	13.43	13.92
PVC SAM Conservative Growth Portfolio Class 1	639,897	19.63	21.12	13,152,696	1.77	1.40	1.80	21.85	22.33
PVC SAM Conservative Growth Portfolio Class 2	709,567	18.25	19.69	13,765,197	1.65	1.52	1.95	21.30	21.82
PVC SAM Flexible Income Portfolio Class 1	373,924	12.92	13.93	5,070,782	3.52	1.40	1.80	11.23	11.67
PVC SAM Flexible Income Portfolio Class 2	410,351	12.08	16.04	5,308,046	3.46	1.52	1.95	10.79	11.27
PVC SAM Strategic Growth Portfolio Class 1	132,458	21.96	23.60	3,065,908	1.63	1.40	1.80	25.17	25.67
PVC SAM Strategic Growth Portfolio Class 2	244,621	20.42	22.10	5,288,289	1.27	1.52	1.95	24.68	25.22
PVC Short-Term Income Account Class 1	244,375	7.08	8.11	1,881,407	2.95	1.40	1.95	2.69	3.24
PVC SmallCap Account Class 1	33,447	14.67	15.77	512,880	0.34	1.40	1.80	25.13	25.63
PVC SmallCap Account Class 2	23,256	13.66	14.64	338,868	0.10	1.55	1.95	24.67	25.17

87

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2019				For the Year Ended December 31 2019
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SST SA Allocation Balanced Portfolio Class 1	2,048		12.08	24,734	1.76		0.40		15.85
SST SA Allocation Balanced Portfolio Class 3	8,162,392	11.51	15.27	137,159,809	1.64	1.00	2.30	13.39	14.87
SST SA Allocation Growth Portfolio Class 1	12,483		13.03	162,673	0.06		0.55		23.01
SST SA Allocation Growth Portfolio Class 3	7,687,856	12.32	17.77	149,067,081	0.01	1.00	2.15	20.88	22.28
SST SA Allocation Moderate Growth Portfolio Class 1	37,052	12.66	12.72	470,020	2.99	0.40	0.55	20.26	20.44
SST SA Allocation Moderate Growth Portfolio Class 3	11,933,954	12.02	16.16	211,845,107	1.43	1.00	2.30	17.87	19.41
SST SA Allocation Moderate Portfolio Class 1	8,207		12.50	102,616	1.65		0.40		18.80
SST SA Allocation Moderate Portfolio Class 3	10,496,530	11.84	15.94	183,837,816	1.48	1.00	2.30	16.05	17.56
SST SA Columbia Focused Value Portfolio Class 3	10,899	13.84	15.15	162,202	0.47	1.10	1.70	24.31	25.06
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	14,207	10.60	10.99	153,932	2.52	1.10	1.35	7.86	8.13
SST SA Multi-Managed International Equity Portfolio Class 3	41,997	11.60	11.61	486,111	3.09	1.10	1.40	20.74	21.10
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	10,189	16.30	17.36	171,501	0.22	1.10	1.40	28.36	28.75
SST SA Multi-Managed Large Cap Value Portfolio Class 3	13,710	13.37	14.01	186,918	2.04	1.10	1.40	26.63	27.01
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	27,502	15.96	17.16	462,023	0.00	1.10	1.40	33.87	34.27
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	26,584	12.56	13.43	350,260	1.10	1.10	1.40	23.33	23.70
SST SA Multi-Managed Small Cap Portfolio Class 3	18,037	11.99	13.86	247,120	0.00	1.10	1.70	22.15	22.88
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	19,996	12.63	12.69	252,656	1.41	0.40	0.55	19.45	19.63
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	5,164,089	12.68	13.08	66,911,477	1.29	1.00	1.95	17.49	18.62
SST SA T. Rowe Price Growth Stock Portfolio Class 3	24,882	16.02	18.64	455,424	0.00	1.10	1.70	27.85	28.62
SST SA Wellington Real Return Portfolio Class 1	7,266	10.54	10.66	76,944	0.33	0.40	0.80	4.84	5.26
SST SA Wellington Real Return Portfolio Class 3	23,408,737	10.35	10.60	271,949,055	0.32	1.00	2.30	3.14	4.49
SAST SA AB Growth Portfolio Class 1	9,156,462	13.25	27.95	418,161,337	0.00	0.55	1.77	32.51	34.13
SAST SA AB Growth Portfolio Class 2	475,058	95.87	106.63	48,812,760	0.00	1.40	1.97	32.05	32.80
SAST SA AB Growth Portfolio Class 3	5,989,180	26.51	30.21	353,127,185	0.00	1.00	2.30	31.49	33.21
SAST SA AB Small & Mid Cap Value Portfolio Class 1	4,069	10.16	10.18	41,424	0.00	0.40	0.55	19.30	19.48
SAST SA AB Small & Mid Cap Value Portfolio Class 2	270,468	36.18	39.14	10,502,610	0.00	1.52	1.97	17.45	17.98
SAST SA AB Small & Mid Cap Value Portfolio Class 3	11,897,460	15.75	21.11	343,498,739	0.00	1.00	2.30	17.00	18.53
SAST SA American Funds Asset Allocation Portfolio Class 1	335,415	12.86	12.91	4,319,030	2.91	0.40	0.55	20.55	20.73
SAST SA American Funds Asset Allocation Portfolio Class 3	52,222,684	15.83	18.00	1,050,321,294	1.80	1.00	2.30	18.16	19.70
SAST SA American Funds Global Growth Portfolio Class 1	7,673	11.89	11.92	91,415	0.74	0.40	0.55	34.53	34.73
SAST SA American Funds Global Growth Portfolio Class 3	14,755,988	18.79	22.57	362,404,927	0.80	1.00	2.30	31.86	33.59
SAST SA American Funds Growth Portfolio Class 1	13,028	12.24	12.33	160,128	0.00	0.40	0.80	29.71	30.23
SAST SA American Funds Growth Portfolio Class 3	12,907,285	22.22	24.81	350,406,252	0.00	1.00	2.30	27.43	29.09
SAST SA American Funds Growth-Income Portfolio Class 1	13,323	11.91	11.94	158,760	0.00	0.40	0.55	25.48	25.67
SAST SA American Funds Growth-Income Portfolio Class 3	10,983,835	20.07	21.53	258,117,453	0.00	1.00	2.30	22.89	24.50
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	10,419	12.44	12.50	130,006	0.75	0.40	0.55	18.16	18.34
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	112,600,523	11.84	14.47	1,724,612,450	0.27	1.00	2.15	15.97	17.31
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	1,231	11.82	11.91	14,658	1.12	0.55	0.80	15.07	15.36
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	58,117,412	11.33	11.82	708,855,120	0.82	1.00	2.15	13.23	14.54
SAST SA Columbia Technology Portfolio Class 1	1,792,516	8.08	14.08	15,173,722	0.00	0.40	1.77	52.92	55.03
SAST SA Columbia Technology Portfolio Class 2	665,373	7.60	8.42	5,428,998	0.00	1.40	1.97	52.45	53.32
SAST SA Columbia Technology Portfolio Class 3	3,187,470	33.12	33.13	59,637,277	0.00	1.00	2.30	51.58	53.56
SAST SA DFA Ultra Short Bond Portfolio Class 1	2,263,791	10.20	11.42	27,055,774	1.66	0.80	1.77	0.48	1.46
SAST SA DFA Ultra Short Bond Portfolio Class 2	866,109	10.78	11.65	10,017,094	1.50	1.52	1.97	0.16	0.61
SAST SA DFA Ultra Short Bond Portfolio Class 3	15,775,900	7.84	9.55	150,074,756	1.83	1.00	2.30	-0.33	0.98
SAST SA Emerging Markets Equity Index Portfolio Class 1	1,447	10.12	10.15	14,683	0.00	0.40	0.55	18.04	18.22
SAST SA Emerging Markets Equity Index Portfolio Class 3	219,368	9.89	9.99	2,181,903	0.00	1.10	1.70	16.39	17.09
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,670,568	11.67	32.29	55,496,983	4.77	0.40	1.77	12.86	14.42
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	549,723	30.45	32.97	17,981,049	4.12	1.52	1.97	12.45	12.96
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	26,537,731	12.34	17.06	590,433,063	5.03	1.00	2.30	11.99	13.45
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	4,961	11.12	11.14	55,236	0.39	0.55	0.80	11.22	11.40
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	84,747	11.06	11.10	938,721	0.30	1.00	1.55	10.57	10.98
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	469,192	12.50	40.97	20,147,628	2.39	0.55	1.77	24.00	25.52
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	112,600	38.66	41.82	4,652,649	2.24	1.52	1.97	23.54	24.10
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	6,981,944	13.37	14.50	151,160,749	1.99	1.00	2.30	23.10	24.71
SAST SA Fixed Income Index Portfolio Class 3	1,998,053	10.41	10.59	21,021,148	0.22	1.00	1.80	6.86	7.72
SAST SA Fixed Income Intermediate Index Portfolio Class 3	1,711,873	10.16	10.34	17,592,037	0.17	1.00	1.80	4.09	4.92
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	4,305,832	25.53	79.12	331,917,040	2.02	1.40	1.77	23.48	23.94
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	600,657	69.63	77.33	44,937,837	1.76	1.40	1.97	23.09	23.80
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	9,987,562	17.86	19.10	362,183,792	1.84	1.10	2.30	22.54	24.01
SAST SA Franklin Small Company Value Portfolio Class 3	7,386,700	16.15	18.73	144,933,900	0.71	1.00	2.30	23.31	24.92
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	754,109	12.85	35.66	27,939,538	2.50	0.40	1.77	22.60	24.29
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	165,317	33.74	36.46	5,976,602	2.26	1.52	1.97	22.20	22.75
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	3,799,420	20.33	27.78	118,452,677	2.45	1.00	2.30	21.67	23.27
SAST SA Franklin Tactical Opportunities Portfolio Class 1	2,915	11.40	11.44	33,249	1.66	0.40	0.55	17.98	18.15
SAST SA Franklin Tactical Opportunities Portfolio Class 3	3,590,758	11.04	11.22	40,007,611	1.77	1.00	1.70	16.29	17.11
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	10,549	10.82	10.83	114,199	0.32	1.15	1.30	8.22	8.26
SAST SA Global Index Allocation 60/40 Portfolio Class 3	2,909,112	10.79	10.92	31,616,986	0.00	1.00	1.70	15.88	16.70
SAST SA Global Index Allocation 75/25 Portfolio Class 1	5,217		11.06	57,683	0.00		0.55		20.06
SAST SA Global Index Allocation 75/25 Portfolio Class 3	2,902,786	10.76	10.93	31,581,446	0.00	1.00	1.95	18.05	19.18

88

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2019				For the Year Ended December 31 2019
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Global Index Allocation 90/10 Portfolio Class 1	71,789	11.00	11.08	793,997	0.00	0.40	0.80	22.28	22.77
SAST SA Global Index Allocation 90/10 Portfolio Class 3	11,822,681	10.79	10.92	128,518,535	0.00	1.00	1.70	20.92	21.77
SAST SA Goldman Sachs Global Bond Portfolio Class 1	848,448	10.87	14.39	19,392,656	0.00	0.55	1.77	4.99	6.28
SAST SA Goldman Sachs Global Bond Portfolio Class 2	223,280	20.70	22.37	4,953,642	0.00	1.52	1.97	4.65	5.12
SAST SA Goldman Sachs Global Bond Portfolio Class 3	14,671,530	10.11	11.38	207,424,846	0.00	1.00	2.30	4.18	5.55
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	655		11.18	7,326	2.12		0.40		18.59
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	1,627,092	10.74	10.97	17,736,976	2.46	1.00	1.95	16.52	17.63
SAST SA Index Allocation 60/40 Portfolio Class 1	3,171		12.54	39,778	0.00		0.55		19.25
SAST SA Index Allocation 60/40 Portfolio Class 3	9,054,020	12.04	12.29	110,358,370	0.00	1.00	1.70	17.55	18.38
SAST SA Index Allocation 80/20 Portfolio Class 1	131,476	13.06	13.12	1,718,802	0.00	0.40	0.55	23.21	23.40
SAST SA Index Allocation 80/20 Portfolio Class 3	16,349,098	12.45	12.80	207,511,352	0.00	1.00	1.95	21.26	22.42
SAST SA Index Allocation 90/10 Portfolio Class 1	200,686	13.32	13.38	2,676,320	0.00	0.40	0.55	25.22	25.41
SAST SA Index Allocation 90/10 Portfolio Class 3	45,263,528	12.70	13.05	586,183,530	0.00	1.00	1.95	23.11	24.28
SAST SA International Index Portfolio Class 1	91,502		10.26	939,193	0.00		0.55		20.53
SAST SA International Index Portfolio Class 3	376,044	10.35	10.48	3,924,596	0.10	1.15	1.70	18.81	19.47
SAST SA Invesco Growth Opportunities Portfolio Class 1	584,174	11.68	13.22	8,080,815	0.00	0.55	1.77	26.71	28.26
SAST SA Invesco Growth Opportunities Portfolio Class 2	226,469	12.46	13.50	3,030,330	0.00	1.52	1.97	26.18	26.74
SAST SA Invesco Growth Opportunities Portfolio Class 3	6,464,009	18.19	23.45	118,572,053	0.00	1.00	2.30	25.77	27.41
SAST SA Invesco Main Street Large Cap Portfolio Class 1	580,880	42.97	45.07	26,140,659	1.19	1.52	1.77	29.60	29.93
SAST SA Invesco Main Street Large Cap Portfolio Class 2	81,452	40.48	43.86	3,549,185	0.91	1.52	1.97	29.13	29.71
SAST SA Invesco Main Street Large Cap Portfolio Class 3	2,047,056	19.16	20.86	57,141,250	1.02	1.00	2.30	28.59	30.27
SAST SA Invesco VCP Equity-Income Portfolio Class 1	20,120	11.30	11.35	228,190	3.02	0.40	0.55	16.54	16.71
SAST SA Invesco VCP Equity-Income Portfolio Class 3	93,754,669	10.97	12.93	1,276,601,271	1.48	1.00	2.15	14.47	15.79
SAST SA Janus Focused Growth Portfolio Class 1	461,291	13.08	28.75	13,853,744	0.02	0.40	1.77	33.83	35.67
SAST SA Janus Focused Growth Portfolio Class 2	307,301	28.05	29.32	8,931,106	0.00	1.52	1.77	33.65	33.98
SAST SA Janus Focused Growth Portfolio Class 3	3,558,899	20.56	24.27	96,873,773	0.00	1.00	2.30	32.86	34.60
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	1,606,841	12.19	16.29	48,023,385	1.97	0.40	1.77	16.88	18.49
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	359,583	27.24	29.46	10,532,417	1.30	1.52	1.97	16.49	17.01
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	7,156,898	14.95	17.21	146,452,520	2.08	1.00	2.30	16.02	17.54
SAST SA JPMorgan Emerging Markets Portfolio Class 1	878,658	9.83	20.35	18,695,795	2.95	0.40	1.77	19.01	20.65
SAST SA JPMorgan Emerging Markets Portfolio Class 2	147,875	19.18	20.76	3,042,380	2.86	1.52	1.97	18.51	19.05
SAST SA JPMorgan Emerging Markets Portfolio Class 3	6,722,921	10.97	11.58	103,838,724	2.77	1.00	2.30	18.05	19.60
SAST SA JPMorgan Equity-Income Portfolio Class 1	1,802,201	12.32	21.45	125,680,120	2.43	0.55	1.77	24.93	26.46
SAST SA JPMorgan Equity-Income Portfolio Class 2	153,827	63.57	68.92	10,490,215	2.04	1.52	1.97	24.51	25.07
SAST SA JPMorgan Equity-Income Portfolio Class 3	5,045,127	19.22	20.96	135,241,194	2.36	1.00	2.30	23.95	25.58
SAST SA JPMorgan Global Equities Portfolio Class 1	1,071,376	10.51	33.60	37,591,764	2.25	0.55	1.77	17.79	19.23
SAST SA JPMorgan Global Equities Portfolio Class 2	108,175	31.78	35.12	3,706,157	1.78	1.40	1.97	17.32	17.99
SAST SA JPMorgan Global Equities Portfolio Class 3	1,410,216	14.28	14.91	28,038,965	2.10	1.00	2.30	16.86	18.39
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,361,753	11.16	29.76	42,035,477	2.71	0.40	1.77	7.55	9.03
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	250,513	28.94	30.30	7,548,295	2.10	1.52	1.77	7.40	7.67
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	37,382,432	10.82	13.41	633,887,209	2.74	1.00	2.30	6.56	7.95
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,220,138	12.88	18.47	39,239,784	0.00	0.40	1.77	37.13	39.02
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	480,215	29.18	32.38	15,034,433	0.00	1.40	1.97	36.68	37.46
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	3,604,392	21.76	28.92	112,120,517	0.00	1.00	2.30	36.08	37.86
SAST SA Large Cap Growth Index Portfolio Class 1	46,466		12.53	582,420	0.00		0.55		29.92
SAST SA Large Cap Growth Index Portfolio Class 3	417,934	12.25	12.40	5,155,480	0.02	1.00	1.70	28.20	29.10
SAST SA Large Cap Index Portfolio Class 3	1,471,907	12.57	12.77	18,613,266	0.02	1.00	1.70	28.41	29.31
SAST SA Large Cap Value Index Portfolio Class 1	33,231		12.24	406,753	0.01		0.55		30.81
SAST SA Large Cap Value Index Portfolio Class 3	384,986	11.96	12.10	4,632,952	0.04	1.00	1.70	29.03	29.94
SAST SA MFS Blue Chip Growth Portfolio Class 1	510,878	14.87	18.97	8,023,280	0.59	1.52	1.77	29.90	30.23
SAST SA MFS Blue Chip Growth Portfolio Class 2	210,752	14.07	15.21	3,175,985	0.36	1.52	1.97	29.55	30.14
SAST SA MFS Blue Chip Growth Portfolio Class 3	4,556,972	21.39	23.02	94,474,080	0.37	1.00	2.30	28.87	30.56
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	844,619	12.36	25.42	48,088,946	0.92	0.55	1.77	29.48	31.07
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	148,668	52.46	56.60	8,338,235	0.67	1.52	1.97	29.09	29.68
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	7,057,065	19.56	23.48	225,270,232	0.64	1.00	2.30	28.51	30.19
SAST SA MFS Total Return Portfolio Class 1	2,190,385	12.39	22.00	106,304,110	2.23	0.40	1.77	18.25	19.88
SAST SA MFS Total Return Portfolio Class 2	483,185	44.47	48.12	22,991,542	2.13	1.52	1.97	17.78	18.32
SAST SA MFS Total Return Portfolio Class 3	6,910,281	14.82	16.56	184,317,565	2.15	1.00	2.30	17.33	18.86
SAST SA Mid Cap Index Portfolio Class 1	1,255		11.12	13,957	0.00		0.55		24.82
SAST SA Mid Cap Index Portfolio Class 3	695,761	11.07	11.31	7,819,510	0.00	1.00	1.95	22.78	23.95
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,609,167	15.74	16.51	26,550,405	2.35	1.52	1.77	18.52	18.81
SAST SA Morgan Stanley International Equities Portfolio Class 2	578,876	14.87	16.08	9,231,971	2.17	1.52	1.97	18.03	18.56
SAST SA Morgan Stanley International Equities Portfolio Class 3	7,251,764	10.93	11.59	103,291,412	2.31	1.00	2.30	17.46	19.00
SAST SA PIMCO RAE International Value Portfolio Class 2	521,383	17.97	19.69	10,209,894	0.09	1.52	1.97	9.86	10.35
SAST SA PIMCO RAE International Value Portfolio Class 3	23,808,636	9.99	10.80	330,274,799	0.08	1.00	2.30	9.35	10.78
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	83,674,404	11.80	13.23	1,165,508,351	0.00	1.00	2.15	16.24	17.58
SAST SA PineBridge High-Yield Bond Portfolio Class 1	1,062,003	33.65	35.24	37,372,402	7.18	1.52	1.77	12.86	13.15
SAST SA PineBridge High-Yield Bond Portfolio Class 2	228,772	31.64	34.30	7,770,036	6.27	1.52	1.97	12.44	12.95
SAST SA PineBridge High-Yield Bond Portfolio Class 3	4,641,329	12.94	15.25	97,140,054	7.46	1.00	2.30	11.86	13.32

89

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2019				For the Year Ended December 31, 2019
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Putnam International Growth and Income Portfolio Class 1	1,324,612	12.00	17.87	23,063,747	2.40	1.40	1.77	18.21	18.65
SAST SA Putnam International Growth and Income Portfolio Class 2	272,386	15.84	17.08	4,607,180	2.19	1.52	1.97	17.77	18.31
SAST SA Putnam International Growth and Income Portfolio Class 3	6,012,443	11.37	15.21	89,195,939	2.22	1.10	2.17	17.45	18.72
SAST SA Schroders VCP Global Allocation Portfolio Class 1	14,554	11.99	12.05	174,914	2.09	0.40	0.55	18.67	18.84
SAST SA Schroders VCP Global Allocation Portfolio Class 3	43,336,439	11.44	12.34	551,865,273	1.39	1.00	2.15	16.39	17.73
SAST SA Small Cap Index Portfolio Class 1	3,948	10.85	10.88	42,919	0.00	0.40	0.55	24.00	24.19
SAST SA Small Cap Index Portfolio Class 3	633,638	10.70	10.92	6,875,897	0.00	1.00	1.95	22.10	23.26
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	15,922	12.00	12.04	191,336	1.44	0.40	0.55	23.99	24.17
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	15,476,317	11.57	11.82	181,776,562	1.10	1.00	1.95	21.86	23.02
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	6,836		13.03	89,101	1.55		0.55		21.78
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	95,116,540	12.28	13.30	1,305,919,982	1.45	1.00	2.15	19.67	21.06
SAST SA VCP Dynamic Allocation Portfolio Class 1	16,851	12.93	13.03	219,556	0.00	0.55	0.80	19.85	20.15
SAST SA VCP Dynamic Allocation Portfolio Class 3	555,505,119	12.28	14.66	8,625,244,704	0.00	1.00	2.15	17.83	19.20
SAST SA VCP Dynamic Strategy Portfolio Class 1	17,251		12.73	219,559	0.00		0.55		19.07
SAST SA VCP Dynamic Strategy Portfolio Class 3	362,907,326	12.06	14.29	5,476,551,697	0.00	1.00	2.15	16.87	18.22
SAST SA VCP Index Allocation Portfolio Class 3	28,329,526	11.36	11.60	326,664,409	0.08	1.00	1.95	20.62	21.77
SAST SA Wellington Capital Appreciation Portfolio Class 1	2,181,248	12.23	40.76	366,463,071	0.00	0.40	1.77	28.87	30.64
SAST SA Wellington Capital Appreciation Portfolio Class 2	304,837	143.75	156.96	46,493,145	0.00	1.40	1.97	28.40	29.13
SAST SA Wellington Capital Appreciation Portfolio Class 3	7,462,122	23.82	34.70	442,546,761	0.00	1.00	2.30	27.87	29.54
SAST SA Wellington Government and Quality Bond Portfolio Class 1	2,676,704	10.93	14.62	65,858,921	2.23	0.40	1.77	5.44	6.89
SAST SA Wellington Government and Quality Bond Portfolio Class 2	990,332	20.20	21.89	21,491,414	2.14	1.52	1.97	5.10	5.58
SAST SA Wellington Government and Quality Bond Portfolio Class 3	28,013,342	10.69	11.52	439,617,906	2.37	1.00	2.30	4.62	5.99
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	198,764	12.26	72.33	14,244,502	0.00	0.40	1.40	17.42	18.60
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	3,631,790	11.97	12.25	44,056,601	0.00	1.00	1.70	16.87	17.69
SAST SA WellsCap Aggressive Growth Portfolio Class 1	862,406	17.09	33.87	29,155,236	0.00	1.52	1.77	36.81	37.15
SAST SA WellsCap Aggressive Growth Portfolio Class 2	95,439	30.40	32.91	3,113,641	0.00	1.52	1.97	36.34	36.95
SAST SA WellsCap Aggressive Growth Portfolio Class 3	1,279,763	19.13	19.89	29,874,882	0.00	1.00	2.30	35.77	37.55
VALIC Company I International Equities Index Fund	453,139	11.77	11.79	5,326,758	3.32	1.10	1.40	19.61	19.97
VALIC Company I International Socially Responsible Fund	77,005	13.98	14.59	1,112,681	1.79	1.10	1.40	24.23	24.60
VALIC Company I Mid Cap Index Fund	298,461	14.11	15.22	4,437,633	1.36	1.10	1.40	23.96	24.34
VALIC Company I Nasdaq-100 Index Fund	169,983	18.30	21.01	3,496,878	0.39	1.10	1.70	36.33	37.15
VALIC Company I Small Cap Index Fund	243,970	12.87	15.24	3,556,921	1.11	1.10	1.70	23.04	23.78
VALIC Company I Stock Index Fund	787,087	15.28	16.92	13,142,385	1.49	1.10	1.70	28.88	29.66

	December 31, 2018				For the Year Ended December 31, 2018
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS American High-Income Trust Class 3	92,070	100.94	103.09	9,485,774	6.15	1.30	1.40	-3.70	-3.60
American Funds IS Asset Allocation Fund Class 2	2,027,113	25.46	26.52	53,635,417	1.66	1.52	1.77	-6.29	-6.05
American Funds IS Asset Allocation Fund Class 3	366,615	79.35	81.05	29,685,528	1.65	1.30	1.40	-5.83	-5.74
American Funds IS Capital Income Builder Class 4	250,680	9.55	10.11	2,525,208	2.45	1.10	1.70	-8.82	-8.27
American Funds IS Global Growth Fund Class 2	3,735,343	35.96	38.70	143,495,683	0.67	1.52	1.97	-10.83	-10.42
American Funds IS Growth Fund Class 2	5,540,310	38.85	41.80	229,575,955	0.45	1.52	1.97	-2.20	-1.76
American Funds IS Growth Fund Class 3	479,248	382.29	390.47	187,004,336	0.52	1.30	1.40	-1.58	-1.48
American Funds IS Growth-Income Fund Class 2	6,574,494	31.25	33.64	219,436,501	1.44	1.52	1.97	-3.71	-3.28
American Funds IS Growth-Income Fund Class 3	554,349	248.36	253.67	140,467,092	1.48	1.30	1.40	-3.09	-3.00
American Funds IS International Fund Class 3	378,965	61.42	62.73	23,747,070	1.73	1.30	1.40	-14.32	-14.23
American Funds IS U.S. Government Securities Fund Class 3	220,852	39.48	40.32	8,898,646	1.73	1.30	1.40	-0.70	-0.60
American Funds IS Ultra-Short Bond Fund Class 3	228,920	19.31	19.72	4,514,142	0.95	1.30	1.40	-0.04	0.06
AST SA BlackRock Multi-Asset Income Portfolio Class 1	5,476		10.00	54,731	9.29		0.55		-4.29
AST SA BlackRock Multi-Asset Income Portfolio Class 3	2,645,609	9.73	10.88	29,724,213	6.31	1.00	1.90	-5.81	-4.96
AST SA PGI Asset Allocation Portfolio Class 1	1,793,441	39.67	41.46	74,336,943	2.56	1.52	1.77	-6.23	-5.99
AST SA PGI Asset Allocation Portfolio Class 2	109,306	37.45	40.41	4,326,410	2.40	1.52	1.97	-6.53	-6.11
AST SA PGI Asset Allocation Portfolio Class 3	1,723,951	12.73	15.37	38,510,997	2.41	1.00	2.30	-6.94	-5.72
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	41,385	9.98	10.69	435,002	0.62	1.10	1.70	-6.79	-6.22
BlackRock Global Allocation V.I. Fund Class III	227,133	9.61	10.25	2,261,002	0.89	1.10	1.70	-9.15	-8.60
Columbia VP Asset Allocation Fund Class 1	37,168	17.04	17.80	661,579	1.62	1.52	1.77	-6.21	-5.97
Columbia VP Dividend Opportunity Fund Class 1	86,513	17.06	17.85	1,537,452	0.00	1.52	1.77	-7.39	-7.16
Columbia VP Emerging Markets Bond Fund Class 2	7,341	10.14	10.38	76,171	8.83	1.10	1.70	-8.95	-8.40
Columbia VP Income Opportunities Fund Class 1	382,858	22.55	24.80	9,306,131	5.04	1.52	2.17	-5.83	-5.21
Columbia VP Large Cap Growth Fund Class 1	1,625,494	12.27	12.49	20,238,170	0.00	1.52	2.17	-6.01	-5.40
Columbia VP Limited Duration Credit Fund Class 2	26,182	9.79	9.86	258,065	3.06	1.10	1.35	-1.36	-1.12
Columbia VP Loomis Sayles Growth Fund Class 1	126,507	13.07	13.16	1,661,792	0.00	1.52	1.77	-4.12	-3.88
Columbia VP Mid Cap Growth Opportunity Fund Class 1	17,904	16.93	19.35	340,403	0.00	1.52	2.02	-6.69	-6.21
Columbia VP Overseas Core Fund Class 2	116,243	9.90	9.96	1,157,471	2.54	1.52	1.77	-18.28	-18.08
Columbia VP Small Company Growth Fund Class 1	29,151	21.91	22.93	663,985	0.00	1.52	1.77	-3.49	-3.24
Delaware Ivy VIP Asset Strategy Class II	40,786	9.00	9.51	381,131	2.09	1.10	1.70	-7.04	-6.48
FTVIP Franklin Allocation VIP Fund Class 2	2,974,892	11.63	13.27	37,671,148	3.24	1.10	2.30	-11.71	-10.64

90

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2018				For the Year Ended December 31, 2018
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
FTVIP Franklin Income VIP Fund Class 2	8,438,188	11.57	12.95	119,326,659	4.91	1.00	2.30	-6.49	-5.26
FTVIP Franklin Strategic Income VIP Fund Class 2	78,987	9.77	10.00	780,788	2.24	1.10	1.70	-3.79	-3.21
Goldman Sachs VIT Government Money Market Fund Institutional Shares	70,384		10.14	713,660	0.31		0.55		1.17
Goldman Sachs VIT Government Money Market Fund Service Shares	8,510,198	9.69	9.91	83,717,300	1.31	1.10	1.95	-0.49	0.37
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	88,650	8.66	8.75	773,374	2.25	1.10	1.70	-8.67	-8.12
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	4,879	9.75	10.36	50,390	0.69	1.10	1.35	-5.63	-5.39
Invesco V.I. American Franchise Fund Series II	863,349	16.38	20.03	17,796,063	0.00	1.10	2.30	-6.09	-4.95
Invesco V.I. Balanced-Risk Allocation Fund Series II	74,606	10.21	10.63	784,492	1.50	1.10	1.40	-8.02	-7.74
Invesco V.I. Comstock Fund Series II	13,750,195	13.28	15.09	255,260,543	1.47	1.10	2.30	-14.37	-13.33
Invesco V.I. Growth and Income Fund Series II	17,989,340	13.27	15.07	353,879,831	1.82	1.10	2.30	-15.57	-14.54
Lord Abbett Bond Debenture Portfolio Class VC	100,706	10.39	11.10	1,111,216	5.28	1.10	1.70	-5.65	-5.08
Lord Abbett Fundamental Equity Portfolio Class VC	23,422	10.96	11.44	266,826	1.57	1.10	1.40	-9.44	-9.17
Lord Abbett Growth and Income Portfolio Class VC	8,937,979	13.55	13.81	154,146,994	1.34	1.00	2.30	-10.25	-9.06
Lord Abbett Mid Cap Stock Portfolio Class VC	625,120	18.96	19.77	12,326,676	0.65	1.52	1.77	-16.54	-16.33
Lord Abbett Short Duration Income Portfolio Class VC	171,712	9.97	10.24	1,748,919	4.07	1.10	1.70	-0.56	0.04
Morgan Stanley VIF Global Infrastructure Portfolio Class II	108,208	9.17	9.93	1,060,626	2.93	1.10	1.70	-9.45	-8.90
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	93,968	8.56	8.93	834,488	0.00	1.10	1.70	-8.36	-7.81
PIMCO All Asset Portfolio Advisor Class	4,334	10.15	10.18	44,132	3.47	1.10	1.35	-6.72	-6.49
PIMCO Dynamic Bond Portfolio Advisor Class	83,765	10.17	10.39	865,952	2.80	1.10	1.70	-0.79	-0.19
PIMCO Emerging Markets Bond Portfolio Advisor Class	22,441	10.57	10.86	237,457	4.36	1.10	1.40	-6.16	-5.88
PVC Diversified International Account Class 1	83,344	7.16	7.63	629,548	2.20	1.40	1.80	-19.02	-18.69
PVC Equity Income Account Class 1	585,103	17.61	18.88	10,949,628	1.88	1.40	1.80	-6.72	-6.34
PVC Equity Income Account Class 2	384,146	16.42	16.99	6,616,984	1.75	1.52	1.95	-7.08	-6.68
PVC Government & High Quality Bond Account Class 1	178,972	8.08	8.65	1,508,552	3.52	1.40	1.80	-0.90	-0.50
PVC MidCap Account Class 1	65,169	22.79	24.42	1,565,530	0.27	1.40	1.80	-8.22	-7.85
PVC MidCap Account Class 2	31,145	21.22	22.73	702,572	0.05	1.55	1.95	-8.60	-8.23
PVC Principal Capital Appreciation Account Class 1	343,884	23.85	25.58	8,741,294	1.17	1.40	1.80	-5.14	-4.76
PVC Principal Capital Appreciation Account Class 2	78,200	22.19	23.77	1,843,740	0.96	1.55	1.95	-5.51	-5.13
PVC Real Estate Securities Account Class 1	11,015	30.66	32.74	359,551	1.86	1.40	1.80	-5.93	-5.55
PVC Real Estate Securities Account Class 2	6,759	30.22	31.26	210,152	1.47	1.55	1.70	-6.09	-5.95
PVC SAM Balanced Portfolio Class 1	1,715,857	15.01	16.10	26,908,063	3.13	1.40	1.80	-6.75	-6.37
PVC SAM Balanced Portfolio Class 2	1,628,873	14.06	15.13	24,368,794	2.97	1.52	1.95	-7.09	-6.69
PVC SAM Conservative Balanced Portfolio Class 1	251,091	10.35	11.09	2,740,149	3.39	1.40	1.80	-5.22	-4.84
PVC SAM Conservative Balanced Portfolio Class 2	289,548	9.70	14.54	3,004,255	3.23	1.52	1.95	-5.62	-5.21
PVC SAM Conservative Growth Portfolio Class 1	750,535	16.11	17.27	12,656,289	2.84	1.40	1.80	-8.30	-7.93
PVC SAM Conservative Growth Portfolio Class 2	851,118	15.04	16.16	13,549,050	2.55	1.52	1.95	-8.63	-8.23
PVC SAM Flexible Income Portfolio Class 1	384,409	11.62	12.47	4,675,908	3.85	1.40	1.80	-3.73	-3.34
PVC SAM Flexible Income Portfolio Class 2	407,965	10.90	14.41	4,747,560	3.73	1.52	1.95	-4.10	-3.68
PVC SAM Strategic Growth Portfolio Class 1	160,039	17.54	18.78	2,954,716	2.20	1.40	1.80	-10.24	-9.88
PVC SAM Strategic Growth Portfolio Class 2	311,190	16.38	17.65	5,389,174	2.17	1.52	1.95	-10.64	-10.25
PVC Short-Term Income Account Class 1	218,942	7.33	7.86	1,647,806	1.94	1.40	1.80	-0.79	-0.39
PVC SmallCap Account Class 1	38,198	11.73	12.56	468,247	0.30	1.40	1.80	-12.49	-12.14
PVC SmallCap Account Class 2	24,566	10.96	11.69	286,110	0.09	1.55	1.95	-12.89	-12.54
SST SA Allocation Balanced Portfolio Class 3	8,015,704	10.02	13.47	117,529,485	4.50	1.00	2.30	-6.14	-4.90
SST SA Allocation Growth Portfolio Class 1	12,900		10.59	136,656	3.97		0.55		-7.42
SST SA Allocation Growth Portfolio Class 3	5,568,909	10.08	14.70	88,235,297	4.32	1.00	2.15	-9.18	-8.13
SST SA Allocation Moderate Growth Portfolio Class 1	2,624		10.53	27,629	4.46		0.55		-6.25
SST SA Allocation Moderate Growth Portfolio Class 3	12,410,306	10.07	13.71	184,982,706	4.25	1.00	2.30	-8.08	-6.87
SST SA Allocation Moderate Portfolio Class 1	-		11.35	-	0.00		0.55		2.42
SST SA Allocation Moderate Portfolio Class 3	11,146,630	10.07	13.73	166,597,503	4.30	1.00	2.30	-7.13	-5.91
SST SA Columbia Focused Value Portfolio Class 3	10,059	11.14	12.11	120,245	4.28	1.10	1.70	-13.63	-13.11
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	17,128	9.96	10.17	171,227	2.03	1.10	1.40	-2.67	-2.37
SST SA Multi-Managed International Equity Portfolio Class 3	39,785	9.59	9.61	379,801	2.70	1.10	1.40	-15.66	-15.41
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	10,417	12.70	13.48	136,207	0.40	1.10	1.40	-3.33	-3.04
SST SA Multi-Managed Large Cap Value Portfolio Class 3	19,081	10.56	11.03	204,053	2.10	1.10	1.40	-11.21	-10.94
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	29,475	11.92	12.78	366,656	0.00	1.10	1.40	-5.07	-4.79
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	27,240	10.18	10.86	290,090	0.69	1.10	1.40	-13.29	-13.03
SST SA Multi-Managed Small Cap Portfolio Class 3	20,102	9.82	11.28	222,228	0.00	1.10	1.70	-13.27	-12.74
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	20,206	10.57	10.60	213,707	2.17	0.40	0.55	-9.05	-8.91
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	4,285,300	10.80	11.03	46,933,229	2.38	1.00	1.95	-10.54	-9.68
SST SA T. Rowe Price Growth Stock Portfolio Class 3	25,208	12.53	14.49	359,324	0.00	1.10	1.70	-3.10	-2.52
SST SA Wellington Real Return Portfolio Class 3	23,246,639	9.90	10.28	259,394,966	3.35	1.00	2.30	-2.49	-1.20
SAST SA AB Growth Portfolio Class 1	3,443,973	21.09	80.56	275,198,633	0.00	1.52	1.77	0.51	0.77
SAST SA AB Growth Portfolio Class 2	508,844	72.60	80.29	39,379,869	0.00	1.40	1.97	0.15	0.73
SAST SA AB Growth Portfolio Class 3	6,618,140	19.90	22.98	307,040,245	0.00	1.00	2.30	-0.28	1.04
SAST SA AB Small & Mid Cap Value Portfolio Class 2	309,550	30.80	33.18	10,195,432	0.51	1.52	1.97	-16.90	-16.52
SAST SA AB Small & Mid Cap Value Portfolio Class 3	13,241,903	13.29	18.04	323,869,520	0.32	1.00	2.30	-17.26	-16.17
SAST SA American Funds Asset Allocation Portfolio Class 1	66,637	10.66	10.69	710,711	5.38	0.40	0.55	-5.14	-5.00
SAST SA American Funds Asset Allocation Portfolio Class 3	42,900,760	13.22	15.23	721,085,470	3.09	1.00	2.30	-7.05	-5.83

91

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2018				For the Year Ended December 31, 2018
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA American Funds Global Growth Portfolio Class 3	17,769,533	14.06	17.12	328,237,498	1.15	1.00	2.30	-11.35	-10.18
SAST SA American Funds Growth Portfolio Class 1	6,005		9.46	56,785	5.55		0.55		-5.44
SAST SA American Funds Growth Portfolio Class 3	13,489,990	17.21	19.47	284,102,252	0.94	1.00	2.30	-2.80	-1.52
SAST SA American Funds Growth-Income Portfolio Class 1	4,976		9.49	47,237	14.80		0.55		-5.07
SAST SA American Funds Growth-Income Portfolio Class 3	11,818,330	16.12	17.52	223,453,052	2.71	1.00	2.30	-4.29	-3.03
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	3,209		10.53	33,789	3.37		0.55		-5.42
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	111,175,437	10.09	12.48	1,455,963,780	1.60	1.00	2.15	-7.16	-6.08
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	1,096	10.27	10.32	11,316	1.79	0.55	0.80	-6.30	-6.06
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	57,785,191	9.89	10.44	617,386,703	1.13	1.00	2.15	-7.77	-6.70
SAST SA Columbia Technology Portfolio Class 1	1,824,181	5.28	5.52	10,066,837	0.00	1.52	1.77	-9.77	-9.54
SAST SA Columbia Technology Portfolio Class 2	672,291	4.98	5.49	3,579,530	0.00	1.40	1.97	-10.09	-9.58
SAST SA Columbia Technology Portfolio Class 3	3,462,048	21.45	21.86	38,978,966	0.00	1.10	2.30	-10.44	-9.35
SAST SA DFA Ultra Short Bond Portfolio Class 1	2,172,845	10.06	11.36	25,796,887	1.01	0.80	1.77	-0.25	0.73
SAST SA DFA Ultra Short Bond Portfolio Class 2	611,587	10.76	11.58	7,017,812	1.07	1.52	1.97	-0.62	-0.17
SAST SA DFA Ultra Short Bond Portfolio Class 3	15,119,441	7.87	9.45	143,712,140	0.81	1.00	2.30	-1.08	0.22
SAST SA Emerging Markets Equity Index Portfolio Class 3	54,845	8.50	8.53	466,837	1.24	1.10	1.55	-14.97	-14.71
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,491,059	28.61	29.93	44,558,381	4.10	1.52	1.77	-4.56	-4.32
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	416,786	27.08	29.19	12,046,973	3.88	1.52	1.97	-4.87	-4.44
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	26,035,265	10.88	15.24	521,623,142	4.01	1.00	2.30	-5.28	-4.03
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	530,039	33.04	34.57	18,311,806	2.35	1.52	1.77	-8.11	-7.88
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	131,542	31.29	33.70	4,383,222	2.20	1.52	1.97	-8.44	-8.02
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	8,050,829	10.86	11.56	141,767,083	2.12	1.10	2.30	-8.88	-7.77
SAST SA Fixed Income Index Portfolio Class 3	726,349	9.74	9.84	7,114,280	4.22	1.00	1.80	-2.66	-1.87
SAST SA Fixed Income Intermediate Index Portfolio Class 3	904,133	9.76	9.86	8,881,226	3.42	1.00	1.80	-1.47	-0.68
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	4,500,717	20.68	62.70	279,867,530	1.73	1.52	1.77	-10.25	-10.02
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	574,400	56.57	62.46	34,755,204	1.58	1.40	1.97	-10.59	-10.08
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	11,611,118	14.40	15.59	343,641,816	1.44	1.10	2.30	-10.94	-9.86
SAST SA Franklin Small Company Value Portfolio Class 3	8,627,581	12.93	15.19	136,229,785	0.72	1.00	2.30	-15.00	-13.88
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	784,425	29.08	30.42	23,839,608	2.45	1.52	1.77	-2.06	-1.82
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	163,784	27.62	29.70	4,813,297	2.19	1.52	1.97	-2.38	-1.94
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	3,860,528	16.49	22.83	98,522,734	2.19	1.00	2.30	-2.83	-1.55
SAST SA Franklin Tactical Opportunities Portfolio Class 1	2,943	9.66	9.68	28,446	1.80	0.40	0.55	-6.24	-6.10
SAST SA Franklin Tactical Opportunities Portfolio Class 3	2,154,110	9.50	9.58	20,557,995	2.35	1.00	1.70	-7.55	-6.90
SAST SA Global Index Allocation 60/40 Portfolio Class 1	5,561		9.40	52,293	0.20		0.55		-5.97
SAST SA Global Index Allocation 60/40 Portfolio Class 3	1,263,733	9.31	9.36	11,800,590	2.67	1.00	1.70	-6.88	-6.44
SAST SA Global Index Allocation 75/25 Portfolio Class 1	819		9.21	7,546	0.00		0.55		-7.91
SAST SA Global Index Allocation 75/25 Portfolio Class 3	1,603,092	9.11	9.17	14,673,510	2.66	1.00	1.95	-8.89	-8.31
SAST SA Global Index Allocation 90/10 Portfolio Class 1	1,766	9.01	9.02	15,929	3.06	0.40	0.55	-9.88	-9.79
SAST SA Global Index Allocation 90/10 Portfolio Class 3	6,171,131	8.92	8.97	55,235,714	2.69	1.00	1.70	-10.75	-10.33
SAST SA Goldman Sachs Global Bond Portfolio Class 1	791,876	10.23	13.71	17,196,182	3.78	0.55	1.77	-4.20	-3.02
SAST SA Goldman Sachs Global Bond Portfolio Class 2	164,951	19.78	21.28	3,468,947	3.68	1.52	1.97	-4.50	-4.07
SAST SA Goldman Sachs Global Bond Portfolio Class 3	14,384,149	9.58	10.93	194,760,814	3.84	1.00	2.30	-4.94	-3.69
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	701		9.43	6,613	1.33		0.40		-8.66
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	853,362	9.22	9.33	7,931,309	1.93	1.00	1.95	-10.31	-9.44
SAST SA Index Allocation 60/40 Portfolio Class 1	3,248		10.52	34,164	3.32		0.55		-5.15
SAST SA Index Allocation 60/40 Portfolio Class 3	5,946,132	10.24	10.38	61,387,538	4.27	1.00	1.70	-6.49	-5.83
SAST SA Index Allocation 80/20 Portfolio Class 1	97,002	10.60	10.63	1,029,125	3.61	0.40	0.55	-7.00	-6.86
SAST SA Index Allocation 80/20 Portfolio Class 3	11,725,309	10.26	10.45	121,890,431	4.11	1.00	1.95	-8.58	-7.70
SAST SA Index Allocation 90/10 Portfolio Class 1	152,518	10.64	10.67	1,622,924	6.29	0.40	0.55	-8.00	-7.86
SAST SA Index Allocation 90/10 Portfolio Class 3	34,522,396	10.31	10.50	360,711,595	4.27	1.00	1.95	-9.48	-8.61
SAST SA International Index Portfolio Class 3	125,090	8.73	8.77	1,094,458	3.94	1.15	1.55	-15.59	-15.25
SAST SA Invesco Growth Opportunities Portfolio Class 1	617,701	10.43	10.91	6,730,249	0.00	1.52	1.77	-6.44	-6.20
SAST SA Invesco Growth Opportunities Portfolio Class 2	216,380	9.87	10.65	2,281,204	0.00	1.52	1.97	-6.71	-6.28
SAST SA Invesco Growth Opportunities Portfolio Class 3	7,673,370	14.20	18.64	110,610,502	0.00	1.10	2.30	-7.19	-6.06
SAST SA Invesco Main Street Large Cap Portfolio Class 1	593,991	33.15	34.69	20,578,242	1.13	1.52	1.77	-9.49	-9.26
SAST SA Invesco Main Street Large Cap Portfolio Class 2	86,357	31.35	33.82	2,896,117	0.93	1.52	1.97	-9.81	-9.40
SAST SA Invesco Main Street Large Cap Portfolio Class 3	2,210,779	14.71	16.22	48,483,895	0.87	1.00	2.30	-10.22	-9.04
SAST SA Invesco VCP Equity-Income Portfolio Class 1	1,750		9.69	16,959	3.40		0.55		-10.41
SAST SA Invesco VCP Equity-Income Portfolio Class 3	96,209,892	9.47	11.30	1,135,065,130	2.62	1.00	2.15	-12.09	-11.07
SAST SA Janus Focused Growth Portfolio Class 1	440,267	21.48	22.47	9,881,710	0.00	1.52	1.77	-0.47	-0.22
SAST SA Janus Focused Growth Portfolio Class 2	371,093	20.99	21.89	8,055,511	0.00	1.52	1.77	-0.65	-0.40
SAST SA Janus Focused Growth Portfolio Class 3	4,079,713	15.27	18.27	82,938,277	0.00	1.00	2.30	-1.27	0.03
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	1,418,413	10.25	13.94	36,219,428	1.56	0.55	1.77	-9.33	-8.21
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	252,488	23.38	25.18	6,271,020	1.37	1.52	1.97	-9.67	-9.26

92

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2018				For the Year Ended December 31, 2018
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	7,060,639	12.72	14.83	123,595,292	1.48	1.00	2.30	-10.07	-8.89
SAST SA JPMorgan Emerging Markets Portfolio Class 1	971,631	17.10	26.77	17,399,983	2.11	1.52	1.77	-20.82	-20.62
SAST SA JPMorgan Emerging Markets Portfolio Class 2	174,821	16.18	17.43	3,018,765	1.96	1.52	1.97	-21.06	-20.70
SAST SA JPMorgan Emerging Markets Portfolio Class 3	7,481,053	9.17	9.81	97,478,253	1.99	1.00	2.30	-21.41	-20.38
SAST SA JPMorgan Equity-Income Portfolio Class 1	1,841,880	17.17	56.62	102,760,897	2.11	1.52	1.77	-6.15	-5.91
SAST SA JPMorgan Equity-Income Portfolio Class 2	136,711	51.06	55.10	7,447,510	1.98	1.52	1.97	-6.47	-6.04
SAST SA JPMorgan Equity-Income Portfolio Class 3	5,403,489	15.31	16.91	116,686,445	1.86	1.00	2.30	-6.87	-5.64
SAST SA JPMorgan Global Equities Portfolio Class 1	1,127,984	28.53	29.85	33,573,442	1.86	1.52	1.77	-12.64	-12.42
SAST SA JPMorgan Global Equities Portfolio Class 2	102,374	27.09	29.77	2,977,589	1.67	1.40	1.97	-12.93	-12.43
SAST SA JPMorgan Global Equities Portfolio Class 3	1,436,925	12.22	12.60	24,786,516	1.60	1.00	2.30	-13.33	-12.19
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,166,514	27.67	28.89	33,662,563	2.38	1.52	1.77	-2.30	-2.06
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	177,657	26.94	28.14	4,960,688	2.30	1.52	1.77	-2.45	-2.21
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	36,443,133	10.02	12.59	579,599,929	2.23	1.00	2.30	-2.97	-1.69
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,238,303	13.47	23.64	29,053,754	0.00	1.52	1.77	-6.56	-6.32
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	467,787	21.35	23.55	10,662,385	0.00	1.40	1.97	-6.91	-6.37
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	4,129,355	15.79	21.25	93,285,308	0.00	1.00	2.30	-7.29	-6.07
SAST SA Large Cap Growth Index Portfolio Class 3	28,048	9.57	9.60	268,780	0.59	1.00	1.55	-4.34	-3.99
SAST SA Large Cap Index Portfolio Class 3	989,431	9.79	9.85	9,708,834	4.23	1.15	1.70	-6.60	-6.08
SAST SA Large Cap Value Index Portfolio Class 3	53,221	9.27	9.30	494,134	1.42	1.10	1.70	-7.34	-6.97
SAST SA MFS Blue Chip Growth Portfolio Class 1	542,748	11.45	14.57	6,575,065	0.42	1.52	1.77	-6.92	-6.69
SAST SA MFS Blue Chip Growth Portfolio Class 2	190,402	10.86	11.69	2,205,767	0.24	1.52	1.97	-7.31	-6.89
SAST SA MFS Blue Chip Growth Portfolio Class 3	5,236,314	16.39	17.86	82,905,041	0.15	1.00	2.30	-7.65	-6.43
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	909,834	19.63	44.76	40,520,445	0.83	1.52	1.77	-7.05	-6.81
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	148,627	40.64	43.65	6,427,721	0.64	1.52	1.97	-7.40	-6.98
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	8,507,113	15.03	18.27	210,166,265	0.54	1.00	2.30	-7.80	-6.58
SAST SA MFS Total Return Portfolio Class 1	2,137,865	10.33	18.61	87,756,849	2.10	0.40	1.77	-7.42	-6.13
SAST SA MFS Total Return Portfolio Class 2	572,961	37.75	40.67	23,067,850	1.92	1.52	1.97	-7.72	-7.31
SAST SA MFS Total Return Portfolio Class 3	6,598,640	12.47	14.11	152,963,635	1.91	1.00	2.30	-8.14	-6.93
SAST SA Mid Cap Index Portfolio Class 3	197,838	9.02	9.11	1,797,752	1.46	1.15	1.95	-13.57	-12.87
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,612,319	13.28	13.89	22,389,028	1.24	1.52	1.77	-15.48	-15.27
SAST SA Morgan Stanley International Equities Portfolio Class 2	566,991	12.60	13.56	7,621,150	1.09	1.52	1.97	-15.72	-15.34
SAST SA Morgan Stanley International Equities Portfolio Class 3	7,888,603	9.30	9.74	95,609,192	0.97	1.00	2.30	-16.10	-15.00
SAST SA PIMCO RAE International Value Portfolio Class 2	578,168	16.35	17.84	10,260,925	4.46	1.52	1.97	-17.95	-17.58
SAST SA PIMCO RAE International Value Portfolio Class 3	25,411,192	9.14	9.75	317,735,460	4.31	1.00	2.30	-18.27	-17.19
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	88,710,369	10.03	11.38	1,054,290,448	2.93	1.00	2.15	-9.16	-8.10
SAST SA PineBridge High-Yield Bond Portfolio Class 1	987,009	29.82	31.15	30,708,725	6.90	1.52	1.77	-5.58	-5.34
SAST SA PineBridge High-Yield Bond Portfolio Class 2	197,249	28.14	30.36	5,917,414	6.26	1.52	1.97	-5.88	-5.45
SAST SA PineBridge High-Yield Bond Portfolio Class 3	4,867,974	11.36	13.63	90,796,360	6.52	1.10	2.30	-6.25	-5.11
SAST SA Putnam International Growth and Income Portfolio Class 1	1,424,717	10.15	14.79	20,886,374	3.09	1.52	1.77	-19.09	-18.89
SAST SA Putnam International Growth and Income Portfolio Class 2	258,723	13.45	14.44	3,697,007	2.84	1.52	1.97	-19.37	-19.00
SAST SA Putnam International Growth and Income Portfolio Class 3	6,858,882	7.73	9.58	86,408,531	2.76	1.10	2.30	-19.70	-18.72
SAST SA Schroders VCP Global Allocation Portfolio Class 1	6,862		10.11	69,348	0.15		0.55		-9.30
SAST SA Schroders VCP Global Allocation Portfolio Class 3	44,346,231	9.72	10.60	481,249,786	2.12	1.00	2.15	-10.96	-9.93
SAST SA Small Cap Index Portfolio Class 3	193,101	8.76	8.86	1,704,304	1.04	1.00	1.95	-13.60	-12.77
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	7,267	9.68	9.70	70,374	1.11	0.40	0.55	-6.11	-5.96
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	8,728,063	9.50	9.61	83,563,828	1.40	1.00	1.95	-7.56	-6.67
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	5,537		10.70	59,261	3.32		0.55		-7.29
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	91,427,715	10.15	11.11	1,040,229,342	2.76	1.00	2.15	-9.09	-8.03
SAST SA VCP Dynamic Allocation Portfolio Class 1	17,131	10.79	10.84	185,778	8.05	0.55	0.80	-7.37	-7.14
SAST SA VCP Dynamic Allocation Portfolio Class 3	613,923,310	10.30	12.44	8,026,805,557	3.70	1.00	2.15	-8.82	-7.75
SAST SA VCP Dynamic Strategy Portfolio Class 1	17,381		10.69	185,780	8.36		0.55		-7.48
SAST SA VCP Dynamic Strategy Portfolio Class 3	398,620,387	10.20	12.23	5,106,622,977	3.84	1.00	2.15	-9.17	-8.11
SAST SA VCP Index Allocation Portfolio Class 3	18,479,638	9.42	9.53	175,476,252	4.95	1.00	1.95	-9.22	-8.35
SAST SA Wellington Capital Appreciation Portfolio Class 1	2,068,924	31.63	122.29	248,755,581	0.00	1.52	1.77	-2.50	-2.26
SAST SA Wellington Capital Appreciation Portfolio Class 2	311,492	111.96	121.55	36,836,898	0.00	1.40	1.97	-2.83	-2.27
SAST SA Wellington Capital Appreciation Portfolio Class 3	7,461,856	18.39	27.14	365,803,763	0.00	1.00	2.30	-3.25	-1.98
SAST SA Wellington Government and Quality Bond Portfolio Class 1	2,354,788	13.87	21.23	49,625,212	2.01	1.52	1.77	-1.70	-1.46
SAST SA Wellington Government and Quality Bond Portfolio Class 2	893,686	19.22	20.73	18,364,951	1.83	1.52	1.97	-2.05	-1.61
SAST SA Wellington Government and Quality Bond Portfolio Class 3	27,592,588	10.09	11.02	414,808,827	1.82	1.00	2.30	-2.49	-1.21
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	2,651,239	10.24	10.40	27,408,241	1.58	1.00	1.70	-9.37	-8.73
SAST SA WellsCap Aggressive Growth Portfolio Class 1	836,002	12.50	24.70	20,601,768	0.00	1.52	1.77	-8.43	-8.20
SAST SA WellsCap Aggressive Growth Portfolio Class 2	104,285	22.30	24.03	2,485,307	0.00	1.52	1.97	-8.78	-8.36
SAST SA WellsCap Aggressive Growth Portfolio Class 3	1,184,264	14.09	14.38	20,503,098	0.00	1.10	2.30	-9.15	-8.05
VALIC Company I International Equities Index Fund	443,827	9.81	9.86	4,353,291	2.01	1.10	1.40	-14.95	-14.69
VALIC Company I International Socially Responsible Fund	76,339	11.25	11.71	885,948	1.73	1.10	1.40	-9.73	-9.46
VALIC Company I Mid Cap Index Fund	296,952	11.38	12.24	3,557,636	1.10	1.10	1.40	-12.67	-12.41
VALIC Company I Nasdaq-100 Index Fund	167,014	13.42	15.32	2,507,370	0.54	1.10	1.70	-2.31	-1.72
VALIC Company I Small Cap Index Fund	251,376	10.46	12.31	2,968,420	1.00	1.10	1.70	-12.73	-12.20
VALIC Company I Stock Index Fund	776,807	11.86	13.05	10,022,502	1.78	1.10	1.70	-6.33	-5.77

93

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2017				For the Year Ended December 31 2017
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS American High-Income Trust Class 3	113,179	104.81	106.94	12,097,375	6.48	1.30	1.40	5.54	5.65
American Funds IS Asset Allocation Fund Class 2	2,258,640	27.17	28.22	63,609,571	1.52	1.52	1.77	14.20	14.48
American Funds IS Asset Allocation Fund Class 3	438,551	84.27	85.99	37,677,673	1.58	1.30	1.40	14.68	14.79
American Funds IS Capital Income Builder Class 4	146,919	10.47	11.02	1,611,137	2.43	1.10	1.70	10.76	11.42
American Funds IS Global Growth Fund Class 2	4,289,148	40.33	43.21	184,043,666	0.66	1.52	1.97	28.91	29.49
American Funds IS Growth Fund Class 2	6,385,119	39.73	42.55	269,431,096	0.50	1.52	1.97	25.80	26.36
American Funds IS Growth Fund Class 3	534,374	388.44	396.35	211,655,455	0.57	1.30	1.40	26.61	26.73
American Funds IS Growth-Income Fund Class 2	7,539,285	32.46	34.78	260,278,687	1.36	1.52	1.97	20.00	20.54
American Funds IS Growth-Income Fund Class 3	640,980	244.91	250.13	167,450,242	1.42	0.75	0.85	7.05	7.17
American Funds IS International Fund Class 3	427,823	71.68	73.14	31,261,822	1.33	1.30	1.40	30.40	30.53
American Funds IS U.S. Government Securities Fund Class 3	252,166	39.75	40.56	10,222,233	1.36	1.30	1.40	0.31	0.41
American Funds IS Ultra-Short Bond Fund Class 3	212,145	19.32	19.71	4,180,825	0.37	1.30	1.40	-0.86	-0.76
AST SA BlackRock Multi-Asset Income Portfolio Class 1	583		10.44	6,091	0.00		0.55		4.43
AST SA BlackRock Multi-Asset Income Portfolio Class 3	1,400,871	10.24	11.34	16,582,698	2.43	1.00	2.30	2.42	3.74
AST SA PGI Asset Allocation Portfolio Class 1	2,021,747	42.31	44.10	89,143,380	2.64	1.52	1.77	11.76	12.04
AST SA PGI Asset Allocation Portfolio Class 2	126,277	40.07	43.04	5,333,892	2.44	1.52	1.97	11.37	11.87
AST SA PGI Asset Allocation Portfolio Class 3	1,784,246	13.51	16.52	43,796,259	2.55	1.00	2.30	10.90	12.34
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	63,521	10.70	11.40	704,813	2.22	1.10	1.70	12.79	13.47
BlackRock Global Allocation V.I. Fund Class III	233,444	10.58	11.21	2,544,314	1.32	1.10	1.70	11.80	12.47
Columbia VP Asset Allocation Fund Class 1	43,915	18.17	18.93	831,361	1.65	1.52	1.77	13.60	13.88
Columbia VP Dividend Opportunity Fund Class 1	100,166	18.43	19.23	1,915,068	0.00	1.52	1.77	12.38	12.66
Columbia VP Emerging Markets Bond Fund Class 2	472	11.14	11.33	5,346	5.85	1.10	1.70	9.82	10.47
Columbia VP Income Opportunities Fund Class 1	457,734	23.94	26.16	11,742,899	5.68	1.52	2.17	4.28	4.96
Columbia VP Large Cap Growth Fund Class 1	1,853,480	13.06	13.20	24,420,259	0.00	1.52	2.17	25.39	26.21
Columbia VP Limited Duration Credit Fund Class 2	13,635		9.98	135,631	4.63	1.10	1.40	0.39	0.69
Columbia VP Loomis Sayles Growth Fund Class 1	138,744	13.63	13.69	1,897,331	0.00	1.52	1.77	30.70	31.03
Columbia VP Mid Cap Growth Opportunity Fund Class 1	19,249	18.15	20.63	390,642	0.00	1.52	2.02	20.53	21.14
Columbia VP Overseas Core Fund Class 2	115,655	12.11	12.16	1,405,945	1.94	1.52	1.77	24.96	25.27
Columbia VP Small Company Growth Fund Class 1	32,307	22.70	23.69	761,082	0.00	1.52	1.77	26.99	27.30
Delaware Ivy VIP Asset Strategy Class II	36,304	9.68	10.17	364,798	1.55	1.10	1.70	16.29	16.98
FTVIP Franklin Allocation VIP Fund Class 2	3,385,228	13.17	14.85	48,136,825	2.72	1.10	2.30	9.44	10.76
FTVIP Franklin Income VIP Fund Class 2	9,766,849	13.85	15.64	146,560,863	4.12	1.10	2.30	7.19	8.48
FTVIP Franklin Strategic Income VIP Fund Class 2	114,163	10.15	10.33	1,171,835	3.58	1.10	1.70	2.80	3.42
Goldman Sachs VIT Government Money Market Fund Institutional Shares	1,993		10.02	19,973	0.08		0.55		0.22
Goldman Sachs VIT Government Money Market Fund Service Shares	5,174,833	9.74	9.87	50,845,358	0.49	1.10	1.90	-1.38	-0.59
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	92,876	9.48	9.52	882,319	2.03	1.10	1.70	3.38	4.00
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	4,837	10.33	10.95	52,958	0.32	1.10	1.35	11.60	11.88
Invesco V.I. American Franchise Fund Series II	984,724	17.23	21.33	21,434,759	0.00	1.10	2.30	24.15	25.64
Invesco V.I. Balanced-Risk Allocation Fund Series II	59,289	11.10	11.53	673,985	4.21	1.10	1.40	8.31	8.63
Invesco V.I. Comstock Fund Series II	15,115,708	15.32	17.63	326,546,085	1.94	1.10	2.30	14.91	16.29
Invesco V.I. Growth and Income Fund Series II	19,707,806	15.53	17.85	457,564,123	1.29	1.10	2.30	11.45	12.79
Lord Abbett Bond Debenture Portfolio Class VC	100,074	11.01	11.70	1,159,872	4.31	1.10	1.70	7.38	8.02
Lord Abbett Fundamental Equity Portfolio Class VC	22,863	12.10	12.60	286,796	1.18	1.10	1.40	11.01	11.35
Lord Abbett Growth and Income Portfolio Class VC	10,424,570	15.09	15.11	199,036,637	1.30	1.10	2.30	10.81	12.14
Lord Abbett Mid Cap Stock Portfolio Class VC	740,010	22.72	23.63	17,441,023	0.58	1.52	1.77	4.96	5.22
Lord Abbett Short Duration Income Portfolio Class VC	119,329	10.02	10.24	1,215,588	3.95	1.10	1.70	0.47	1.07
Morgan Stanley VIF Global Infrastructure Portfolio Class II	100,721	10.13	10.90	1,081,536	1.97	1.10	1.70	10.65	11.32
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	90,513	9.34	9.69	872,098	0.00	1.10	1.70	4.89	5.52
PIMCO All Asset Portfolio Advisor Class	3,324	10.88	10.89	36,196	4.06	1.10	1.35	11.86	12.14
PIMCO Dynamic Bond Portfolio Advisor Class	86,098	10.25	10.41	892,864	1.66	1.10	1.70	3.14	3.76
PIMCO Emerging Markets Bond Portfolio Advisor Class	16,871	11.23	11.57	190,856	5.06	1.10	1.40	8.24	8.57
PVC Diversified International Account Class 1	94,227	8.84	9.38	876,588	1.89	1.40	1.80	26.77	27.27
PVC Equity Income Account Class 1	702,864	18.87	20.16	14,019,976	2.22	1.40	1.80	18.92	19.40
PVC Equity Income Account Class 2	460,725	17.67	18.21	8,521,794	1.94	1.52	1.95	18.44	18.95
PVC Government & High Quality Bond Account Class 1	252,736	8.15	8.69	2,153,085	4.13	1.40	1.80	0.06	0.46
PVC MidCap Account Class 1	77,069	24.83	26.50	2,006,847	0.55	1.40	1.80	23.28	23.78
PVC MidCap Account Class 2	31,625	23.22	24.76	777,389	0.34	1.55	1.95	22.78	23.27
PVC Principal Capital Appreciation Account Class 1	399,871	25.15	26.85	10,649,159	1.24	1.40	1.80	18.60	19.08
PVC Principal Capital Appreciation Account Class 2	87,707	23.49	25.06	2,181,936	1.04	1.55	1.95	18.14	18.61
PVC Real Estate Securities Account Class 1	11,579	32.59	34.66	400,477	1.66	1.40	1.80	7.25	7.68
PVC Real Estate Securities Account Class 2	8,507	32.18	33.24	281,058	1.50	1.55	1.70	7.11	7.27
PVC SAM Balanced Portfolio Class 1	1,930,268	16.10	17.19	32,413,454	2.08	1.40	1.80	13.16	13.61
PVC SAM Balanced Portfolio Class 2	1,781,409	15.13	16.22	28,573,506	1.97	1.52	1.95	12.67	13.15
PVC SAM Conservative Balanced Portfolio Class 1	272,930	10.93	11.66	3,135,209	2.82	1.40	1.80	9.48	9.91
PVC SAM Conservative Balanced Portfolio Class 2	317,546	10.28	15.34	3,476,585	2.52	1.52	1.95	9.00	9.47
PVC SAM Conservative Growth Portfolio Class 1	936,499	17.57	18.75	17,121,727	1.57	1.40	1.80	17.65	18.12
PVC SAM Conservative Growth Portfolio Class 2	972,901	16.47	17.61	16,899,421	1.32	1.52	1.95	17.16	17.67
PVC SAM Flexible Income Portfolio Class 1	455,926	12.07	12.90	5,757,746	3.35	1.40	1.80	6.48	6.91
PVC SAM Flexible Income Portfolio Class 2	493,134	11.36	14.96	5,957,226	2.97	1.52	1.95	6.05	6.51
PVC SAM Strategic Growth Portfolio Class 1	186,940	19.54	20.84	3,831,504	1.56	1.40	1.80	20.05	20.53
PVC SAM Strategic Growth Portfolio Class 2	364,554	18.33	19.66	7,050,266	1.21	0.00	0.00	0.00	0.00
PVC Short-Term Income Account Class 1	210,478	7.38	7.89	1,601,410	1.72	0.00	0.00	0.00	0.00
PVC SmallCap Account Class 1	53,912	13.40	14.29	746,306	0.37	0.00	0.00	0.00	0.00
PVC SmallCap Account Class 2	30,689	12.58	13.37	407,370	0.14	0.00	0.00	0.00	0.00
SST SA Allocation Balanced Portfolio Class 3	8,614,951	11.28	14.35	133,341,324	1.59	0.00	0.00	0.00	0.00
SST SA Allocation Growth Portfolio Class 3	3,325,400	10.97	16.19	57,261,512	1.25	0.00	0.00	0.00	0.00
SST SA Allocation Moderate Growth Portfolio Class 1	3,197		11.23	35,910	0.25	0.00	0.00	0.00	0.00

94

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2017				For the Year Ended December 31 2017
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SST SA Allocation Moderate Growth Portfolio Class 3	13,289,970	10.81	14.92	213,552,544	1.46	1.00	2.30	8.11	12.54
SST SA Allocation Moderate Portfolio Class 1	1,802		11.08	19,973	0.00		0.55		10.83
SST SA Allocation Moderate Portfolio Class 3	11,808,264	1.46	4.67	188,107,096	1.47	0.30	1.50	9.50	10.83
SST SA Columbia Focused Value Portfolio Class 3	6,117	12.89	13.94	83,448	1.47	1.10	1.70	19.35	20.07
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	24,999	10.23	10.41	254,806	2.61	1.10	1.40	2.29	2.60
SST SA Multi-Managed International Equity Portfolio Class 3	33,506	11.33	11.39	378,935	2.26	1.10	1.40	24.66	25.04
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	11,138	13.14	13.91	147,016	0.29	1.10	1.40	25.61	25.99
SST SA Multi-Managed Large Cap Value Portfolio Class 3	13,111	11.89	12.39	158,154	2.08	1.10	1.40	12.45	12.78
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	29,424	12.56	13.42	385,834	0.00	1.10	1.40	24.25	24.62
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	27,143	11.75	12.49	331,327	1.01	1.10	1.40	11.07	11.40
SST SA Multi-Managed Small Cap Portfolio Class 3	13,747	11.32	12.93	172,473	0.14	1.10	1.70	8.37	9.02
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	2,015,324	12.07	12.21	24,488,106	2.40	1.00	1.95	17.19	18.30
SST SA T. Rowe Price Growth Stock Portfolio Class 3	18,852	12.93	14.87	275,162	0.00	1.10	1.70	30.65	31.43
SST SA Wellington Real Return Portfolio Class 1	-		10.12	-	0.00		0.80		1.22
SST SA Wellington Real Return Portfolio Class 3	26,817,930	10.02	10.54	304,273,375	2.16	1.00	2.30	-0.38	0.24
SAST SA AB Growth Portfolio Class 1	2,256,069	20.99	79.95	178,356,404	0.04	1.52	1.77	29.69	30.01
SAST SA AB Growth Portfolio Class 2	257,411	72.49	79.71	19,887,731	0.00	1.40	1.97	29.24	29.97
SAST SA AB Growth Portfolio Class 3	2,291,734	19.61	23.04	107,720,106	0.00	1.10	2.30	28.69	30.23
SAST SA AB Small & Mid Cap Value Portfolio Class 2	361,455	37.07	39.74	14,272,200	0.21	1.52	1.97	10.72	11.21
SAST SA AB Small & Mid Cap Value Portfolio Class 3	14,140,741	15.78	21.80	417,732,726	0.14	1.10	2.30	10.24	11.57
SAST SA American Funds Asset Allocation Portfolio Class 1	7,360		11.24	82,743	0.00		0.55		12.42
SAST SA American Funds Asset Allocation Portfolio Class 3	28,637,415	14.04	16.39	509,770,442	0.84	1.00	2.30	13.26	14.74
SAST SA American Funds Global Growth Portfolio Class 3	19,761,382	15.59	19.31	408,793,177	0.92	1.10	2.30	28.13	29.67
SAST SA American Funds Growth Portfolio Class 3	15,275,769	17.40	20.03	328,360,182	0.45	1.10	2.30	25.04	26.54
SAST SA American Funds Growth-Income Portfolio Class 3	13,148,407	16.55	18.30	257,275,092	1.57	1.10	2.30	19.26	20.70
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	547		11.13	6,092	0.00		0.55		11.34
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	104,730,830	10.75	13.44	1,465,252,211	0.78	1.00	2.15	7.45	12.03
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	-	10.97	10.99	-	0.00	0.55	0.80	9.65	9.90
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	55,477,093	10.60	11.32	637,444,039	0.01	1.00	2.15	6.01	9.67
SAST SA Columbia Technology Portfolio Class 1	2,093,063	5.85	6.11	12,769,743	0.00	1.52	1.77	32.82	33.16
SAST SA Columbia Technology Portfolio Class 2	730,919	5.54	6.07	4,319,847	0.00	1.40	1.97	32.36	33.11
SAST SA Columbia Technology Portfolio Class 3	3,895,817	23.66	24.41	45,653,006	0.00	1.10	2.30	31.80	33.38
SAST SA DFA Ultra Short Bond Portfolio Class 1	2,228,471	9.99	11.39	26,448,880	0.30	0.80	1.77	-1.05	-0.15
SAST SA DFA Ultra Short Bond Portfolio Class 2	560,787	10.83	11.60	6,436,847	0.11	1.52	1.97	-1.40	-0.95
SAST SA DFA Ultra Short Bond Portfolio Class 3	15,005,045	7.96	9.43	145,166,212	0.03	1.00	2.30	-1.82	-0.54
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,705,764	29.97	31.29	53,276,131	4.40	1.52	1.77	4.77	5.03
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	511,063	28.47	30.55	15,464,857	4.06	1.52	1.97	4.41	4.88
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	30,602,211	11.34	16.09	644,587,323	4.29	1.00	2.30	3.96	5.32
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	630,704	35.96	37.52	23,652,055	2.74	1.52	1.77	3.54	3.80
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	151,544	34.17	36.63	5,498,633	2.54	1.52	1.97	3.18	3.64
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	9,501,089	11.92	12.54	182,914,559	2.60	1.10	2.30	2.74	3.98
SAST SA Fixed Income Index Portfolio Class 3	100,488	10.01	10.02	1,006,326	0.00	1.15	1.70	0.07	0.20
SAST SA Fixed Income Intermediate Index Portfolio Class 3	81,380	9.91	9.92	807,053	0.00	1.15	1.55	-0.89	-0.80
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	4,994,805	23.04	69.68	345,232,161	1.76	1.52	1.77	18.46	18.76
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	638,187	63.27	69.46	43,046,918	1.59	1.40	1.97	18.05	18.72
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	12,159,415	15.98	17.50	413,453,388	1.54	1.10	2.30	17.55	18.96
SAST SA Franklin Small Company Value Portfolio Class 3	9,350,466	14.95	17.87	172,345,919	0.39	1.10	2.30	7.06	8.35
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	894,760	29.70	30.99	27,695,274	2.24	1.52	1.77	16.74	17.03
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	207,186	28.29	30.29	6,220,861	2.12	1.52	1.97	16.33	16.86
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	4,536,213	16.67	23.50	118,646,939	2.13	1.10	2.30	15.84	17.23
SAST SA Franklin Tactical Opportunities Portfolio Class 1	2,314		10.31	23,851	0.36		0.55		3.05
SAST SA Franklin Tactical Opportunities Portfolio Class 3	283,268	10.28	10.29	2,912,461	0.27	1.15	1.55	2.76	2.85
SAST SA Goldman Sachs Global Bond Portfolio Class 1	894,435	14.31	22.74	20,275,282	2.93	1.52	1.77	4.94	5.20
SAST SA Goldman Sachs Global Bond Portfolio Class 2	190,433	20.71	22.18	4,181,119	2.66	1.52	1.97	4.58	5.05
SAST SA Goldman Sachs Global Bond Portfolio Class 3	16,333,967	9.95	11.49	232,541,688	2.79	1.00	2.30	4.13	5.49
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	66,524	10.29	10.30	684,988	0.22	1.15	1.55	2.89	2.99
SAST SA Index Allocation 60/40 Portfolio Class 1	3,296		11.09	36,553	0.90		0.55		10.91
SAST SA Index Allocation 60/40 Portfolio Class 3	2,196,778	10.95	11.02	24,151,784	0.68	1.00	1.70	9.52	10.21
SAST SA Index Allocation 80/20 Portfolio Class 1	-		11.40	-	0.00		0.55		13.96
SAST SA Index Allocation 80/20 Portfolio Class 3	5,324,505	11.25	11.32	60,146,364	1.07	1.00	1.70	12.54	13.25
SAST SA Index Allocation 90/10 Portfolio Class 1	12,090		11.57	139,833	0.00		0.55		15.66
SAST SA Index Allocation 90/10 Portfolio Class 3	14,744,972	11.40	11.49	169,041,332	1.05	1.00	1.95	13.96	14.93
SAST SA International Index Portfolio Class 3	13,191	10.33	10.35	136,435	1.80	1.15	1.80	3.32	3.48
SAST SA Invesco Growth Opportunities Portfolio Class 1	658,025	11.15	11.63	7,644,244	0.00	1.52	1.77	22.67	22.97
SAST SA Invesco Growth Opportunities Portfolio Class 2	232,088	10.58	11.37	2,613,375	0.00	1.52	1.97	22.24	22.79
SAST SA Invesco Growth Opportunities Portfolio Class 3	9,032,810	15.11	20.09	138,642,573	0.00	1.10	2.30	21.72	23.18
SAST SA Invesco Main Street Large Cap Portfolio Class 1	681,584	36.63	38.23	26,027,800	1.03	1.52	1.77	14.83	15.11
SAST SA Invesco Main Street Large Cap Portfolio Class 2	99,114	34.75	37.32	3,671,426	0.84	1.52	1.97	14.43	14.94
SAST SA Invesco Main Street Large Cap Portfolio Class 3	2,416,386	16.10	18.07	59,024,297	0.83	1.10	2.30	13.94	15.31
SAST SA Invesco VCP Equity-Income Portfolio Class 3	95,069,578	10.65	12.85	1,265,407,256	0.90	1.00	2.15	6.50	7.66
SAST SA Janus Focused Growth Portfolio Class 1	521,692	21.58	22.52	11,733,946	0.00	1.52	1.77	27.88	28.20
SAST SA Janus Focused Growth Portfolio Class 2	429,263	21.12	21.97	9,363,245	0.00	1.52	1.77	27.69	28.00
SAST SA Janus Focused Growth Portfolio Class 3	4,844,465	15.20	18.50	99,116,815	0.00	1.10	2.30	26.89	28.41
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	1,516,772	15.38	28.44	42,911,852	1.59	1.52	1.77	12.56	12.84
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	285,880	25.89	27.75	7,830,579	1.41	1.52	1.97	12.17	12.67

95

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2017				For the Year Ended December 31 2017
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	6,121,123	13.96	16.50	119,496,366	1.45	1.00	2.30	11.69	13.14
SAST SA JPMorgan Emerging Markets Portfolio Class 1	1,104,487	21.59	33.73	24,911,399	2.05	1.52	1.77	39.79	40.14
SAST SA JPMorgan Emerging Markets Portfolio Class 2	190,908	20.50	21.99	4,158,759	1.89	1.52	1.97	39.31	39.93
SAST SA JPMorgan Emerging Markets Portfolio Class 3	7,650,357	11.46	12.48	126,652,852	1.74	1.10	2.30	38.71	40.38
SAST SA JPMorgan Equity-Income Portfolio Class 1	2,083,378	18.30	60.17	123,687,488	2.07	1.52	1.77	16.22	16.51
SAST SA JPMorgan Equity-Income Portfolio Class 2	154,933	54.59	58.65	8,988,827	1.91	1.52	1.97	15.81	16.34
SAST SA JPMorgan Equity-Income Portfolio Class 3	6,070,332	16.15	18.15	140,944,540	1.91	1.10	2.30	15.32	16.71
SAST SA JPMorgan Global Equities Portfolio Class 1	1,235,550	32.66	34.08	41,995,898	1.81	1.52	1.77	22.17	22.47
SAST SA JPMorgan Global Equities Portfolio Class 2	114,017	31.12	33.99	3,790,728	1.68	1.40	1.97	21.74	22.44
SAST SA JPMorgan Global Equities Portfolio Class 3	1,565,465	14.10	14.28	30,823,302	1.59	1.10	2.30	21.22	22.68
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,278,053	28.32	29.50	37,655,182	2.31	1.52	1.77	2.13	2.39
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	221,946	27.62	28.78	6,341,421	2.18	1.52	1.77	1.98	2.23
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	43,011,014	10.19	12.97	703,755,258	2.16	1.00	2.30	1.34	2.66
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,337,546	14.42	25.24	33,512,190	0.00	1.52	1.77	27.38	27.70
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	525,997	22.94	25.16	12,833,247	0.00	1.40	1.97	26.94	27.66
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	4,655,356	16.73	22.92	112,694,882	0.00	1.10	2.30	26.39	27.91
SAST SA Large Cap Index Portfolio Class 3	553,199	10.48	10.49	5,798,341	0.00	1.15	1.55	4.81	4.91
SAST SA MFS Blue Chip Growth Portfolio Class 1	628,960	12.30	15.61	8,154,326	0.72	1.52	1.77	24.81	25.13
SAST SA MFS Blue Chip Growth Portfolio Class 2	224,398	11.72	12.55	2,793,112	0.53	1.52	1.97	24.38	24.94
SAST SA MFS Blue Chip Growth Portfolio Class 3	5,856,762	17.43	19.34	99,386,742	0.47	1.10	2.30	23.85	25.34
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	1,037,465	21.12	48.03	49,594,539	1.04	1.52	1.77	21.26	21.56
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	179,689	43.89	46.92	8,355,736	0.85	1.52	1.97	20.84	21.38
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	9,771,722	16.01	19.81	261,223,335	0.81	1.10	2.30	20.32	21.77
SAST SA MFS Total Return Portfolio Class 1	2,420,528	20.10	44.95	107,789,576	2.46	1.52	1.77	10.26	10.54
SAST SA MFS Total Return Portfolio Class 2	663,581	40.91	43.88	28,831,401	2.29	1.52	1.97	9.88	10.37
SAST SA MFS Total Return Portfolio Class 3	6,814,323	13.40	15.36	177,549,051	2.28	1.00	2.30	9.41	10.84
SAST SA Mid Cap Index Portfolio Class 3	16,855	10.43	10.45	176,136	0.60	1.15	1.95	4.35	4.54
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,839,686	15.72	16.40	30,148,322	1.20	1.52	1.77	22.86	23.17
SAST SA Morgan Stanley International Equities Portfolio Class 2	635,865	14.95	16.02	10,105,910	1.03	1.52	1.97	22.43	22.98
SAST SA Morgan Stanley International Equities Portfolio Class 3	8,553,906	11.09	11.41	123,218,042	0.97	1.10	2.30	21.91	23.37
SAST SA PIMCO RAE International Value Portfolio Class 2	624,363	19.93	21.64	13,450,684	2.52	1.52	1.97	19.22	19.75
SAST SA PIMCO RAE International Value Portfolio Class 3	26,653,126	11.18	11.72	405,761,879	2.44	1.10	2.30	18.71	20.14
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	-		11.37	-	0.00		0.55		13.72
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	90,455,794	10.92	12.53	1,173,983,269	0.19	1.00	2.15	9.16	13.72
SAST SA PineBridge High-Yield Bond Portfolio Class 1	1,156,588	31.58	32.91	38,016,279	9.09	1.52	1.77	7.81	8.08
SAST SA PineBridge High-Yield Bond Portfolio Class 2	246,858	29.89	32.11	7,827,063	8.89	1.52	1.97	7.44	7.92
SAST SA PineBridge High-Yield Bond Portfolio Class 3	5,860,995	11.97	14.54	116,360,217	0.00	1.10	2.30	6.98	8.27
SAST SA Putnam International Growth and Income Portfolio Class 1	1,625,391	12.54	18.24	29,412,803	1.53	1.52	1.77	22.32	22.62
SAST SA Putnam International Growth and Income Portfolio Class 2	292,252	16.68	17.83	5,160,572	1.37	1.52	1.97	21.89	22.44
SAST SA Putnam International Growth and Income Portfolio Class 3	7,426,724	9.62	11.79	115,766,412	1.23	1.10	2.30	21.37	22.83
SAST SA Schroders VCP Global Allocation Portfolio Class 1	14,826		11.14	165,195	0.00		0.55		11.43
SAST SA Schroders VCP Global Allocation Portfolio Class 3	44,083,192	10.79	11.87	532,884,307	0.00	1.00	2.30	7.92	10.53
SAST SA Small Cap Index Portfolio Class 3	12,405	10.14	10.16	125,918	0.23	1.15	1.95	1.38	1.57
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	521,341	10.28	10.29	5,363,729	0.20	1.15	1.70	2.78	2.92
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	75,659,289	11.03	12.19	939,117,877	0.03	0.85	2.30	10.31	16.21
SAST SA VCP Dynamic Allocation Portfolio Class 1	2,865	11.65	11.68	33,454	1.11	0.55	0.80	16.52	16.78
SAST SA VCP Dynamic Allocation Portfolio Class 3	661,860,534	11.17	13.64	9,416,742,282	1.10	1.00	2.15	11.65	17.40
SAST SA VCP Dynamic Strategy Portfolio Class 1	2,896		11.55	33,455	1.08		0.55		15.53
SAST SA VCP Dynamic Strategy Portfolio Class 3	429,754,292	11.10	13.46	6,014,279,127	1.07	1.00	2.15	11.02	15.85
SAST SA VCP Index Allocation Portfolio Class 3	948,845	10.38	10.40	9,859,521	0.29	1.00	1.95	3.76	3.98
SAST SA Wellington Capital Appreciation Portfolio Class 1	2,351,268	32.44	125.11	289,531,323	0.00	1.52	1.77	30.46	30.78
SAST SA Wellington Capital Appreciation Portfolio Class 2	358,233	115.22	124.38	43,466,909	0.00	1.40	1.97	30.00	30.74
SAST SA Wellington Capital Appreciation Portfolio Class 3	8,445,353	18.68	28.05	432,692,185	0.00	1.10	2.30	29.45	31.00
SAST SA Wellington Government and Quality Bond Portfolio Class 1	2,667,599	14.11	21.55	57,076,950	1.75	1.52	1.77	1.13	1.39
SAST SA Wellington Government and Quality Bond Portfolio Class 2	1,071,364	19.63	21.07	22,378,418	1.57	1.52	1.97	0.85	1.31
SAST SA Wellington Government and Quality Bond Portfolio Class 3	33,108,814	10.21	11.30	509,688,431	1.57	1.00	2.30	0.42	1.73
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	1,075,356	11.32	11.40	12,218,739	0.28	1.00	1.55	14.28	14.91
SAST SA WellsCap Aggressive Growth Portfolio Class 1	908,624	13.65	26.90	24,394,787	0.00	1.52	1.77	27.32	27.64
SAST SA WellsCap Aggressive Growth Portfolio Class 2	115,170	24.44	26.22	2,993,503	0.00	1.52	1.97	26.88	27.45
SAST SA WellsCap Aggressive Growth Portfolio Class 3	1,335,480	15.51	15.64	25,328,561	0.00	1.10	2.30	26.33	27.85
VALIC Company I International Equities Index Fund	410,941	11.50	11.59	4,727,345	2.29	1.10	1.40	22.63	22.99
VALIC Company I International Socially Responsible Fund	76,390	12.46	12.94	979,815	1.33	1.10	1.40	21.01	21.37
VALIC Company I Mid Cap Index Fund	275,964	13.04	13.98	3,780,228	0.97	1.10	1.40	14.30	14.64
VALIC Company I Nasdaq-100 Index Fund	161,740	13.74	15.59	2,472,309	0.65	1.10	1.70	30.07	30.85
VALIC Company I Small Cap Index Fund	234,208	12.59	14.02	3,155,328	0.86	1.10	1.40	12.79	13.13
VALIC Company I Stock Index Fund	822,663	12.66	13.85	11,281,677	1.43	1.10	1.70	19.37	20.09

(a)

Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b)	These amounts represent the net asset value before adjustments allocated to the contracts in payout period.

96

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(c)

These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year.

(d)

These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to the contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.

(e)

These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

(f)	A blank in the lowest unit value, lowest expense ratio and lowest total return columns indicates that the lowest value is the same as the highest value.

7.	Subsequent Events

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through the date the financial statements were issued.

97

American General Life Insurance Company

(An indirect wholly owned subsidiary of American International Group, Inc.)

Statutory Financial Statements and

Supplemental Information and

Report of Independent Auditors

At December 31, 2021 and 2020 and for each

of the three years ended December 31, 2021

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INFORMATION
Supplemental Schedule of Assets and Liabilities	80
Supplemental Investment Risks Interrogatories	82
Supplemental Summary Investment Schedule	88
Supplemental Schedule of Reinsurance Disclosures	89

Report of Independent Auditors

To the Board of Directors and Shareholder of American General Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of American General Life Insurance Company (the “Company”), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2021 and 2020, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021, in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2021.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Texas Department of

PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, Texas 77002-5021

T: (713) 356 4000, www.pwc.com/us

Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.
•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of assets and liabilities, supplemental investment risk interrogatories, supplemental summary investment schedule and supplemental schedule of reinsurance disclosures (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2021 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

April 25, 2022

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

	As of December 31,

(in millions)	2021	2020

Admitted assets

Cash and invested assets

Bonds	$107,774	$105,020

Preferred stock	91	85

Common stock	1,144	1,019

Cash, cash equivalents and short-term investments	802	1,059

Mortgage loans	22,276	21,378

Real estate	9	9

Contract loans	1,164	1,235

Derivatives	1,082	975

Securities lending reinvested collateral assets	1,727	1,692

Derivative cash collateral	36	14

Other invested assets	6,681	5,441

Total cash and invested assets	142,786	137,927

Amounts recoverable from reinsurers	338	364

Amounts receivable under reinsurance contracts	272	294

Deferred tax asset	854	759

Due and accrued investment income	1,029	1,412

Premiums due, deferred and uncollected	152	234

Receivables from affiliates	136	124

Other assets	1,239	980

Separate account assets	70,298	63,095

Total admitted assets	$217,104	$205,189

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (CONTINUED)

	As of December 31,

(in millions, except per share data)	2021	2020

Liabilities

Policy reserves and contractual liabilities

Life, annuity and modco reserves	$104,080	$101,264

Liabilities for deposit-type contracts	12,327	13,034

Accident and health reserves	736	756

Premiums received in advance	9	9

Policy and contract claims	752	728

Policyholder dividends	14	16

Total policy reserves and contractual liabilities	117,918	115,807

Payable to affiliates	333	250

Interest maintenance reserve	2,232	2,002

Federal income taxes payable	201	3

Derivatives	223	238

Payable for securities lending	2,426	1,679

Repurchase agreements	120	119

Collateral for derivatives program	494	619

Funds held under coinsurance	11,690	11,517

Accrued expenses and other liabilities	2,230	1,638

Net transfers from separate accounts due or accrued	(1,895)	(1,385)

Asset valuation reserve	2,302	2,096

Separate account liabilities	70,298	63,095

Total liabilities	208,572	197,678

Commitments and contingencies (see Note 20)

Capital and surplus

Common stock, $10 par value; 600,000 shares authorized, issued and outstanding	6	6

Preferred stock, $100 par value; 8,500 shares authorized, issued and outstanding	1	1

Gross paid-in and contributed surplus	3,510	3,510

Special surplus funds	126	(128)

Unassigned surplus	4,889	4,122

Total capital and surplus	8,532	7,511

Total liabilities and capital and surplus	$217,104	$205,189

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,

(in millions)	2021	2020	2019

Revenues

Premiums and annuity considerations	$15,409	$10,941	$14,330

Net investment income	7,503	6,035	6,103

Amortization of interest maintenance reserve	162	151	123

Reserve adjustments on reinsurance ceded	(2,273)	(2,069)	(2,360)

Commissions and expense allowances	703	646	730

Separate account fees	1,845	1,422	1,297

Other income	578	503	429

Total revenues	23,927	17,629	20,652

Benefits and expenses

Death benefits	736	811	547

Annuity benefits	2,806	2,563	2,515

Surrender benefits	8,453	6,857	7,303

Other benefits	668	668	643

Change in reserves	2,729	3,672	6,086

Commissions	1,099	962	1,143

General insurance expenses	978	928	913

Net transfers to (from) separate accounts	1,682	273	(192)

Other expenses	704	602	694

Total benefits and expenses	19,855	17,336	19,652

Net gain from operations before dividends to policyholders and federal income taxes	4,072	293	1,000

Dividends to policyholders	1	3	4

Net gain from operations after dividends to policyholders and before federal income taxes	4,071	290	996

Federal income tax expense (excluding tax on capital gains)	1,422	961	760

Net gain (loss) from operations	2,649	(671)	236

Net realized capital (losses) gains, net of tax	(405)	640	(144)

Net income (losses)	$2,244	$(31)	$92

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(in millions)	Common & Preferred Stock	Gross Paid- In and Contributed Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus

Balance, January 1, 2019	$7	$3,510	$-	$2,834	$6,351

Net income	-	-	-	92	92
Change in net unrealized capital gains (losses)	-	-	-	743	743
Change in net unrealized foreign exchange capital gains (losses)	-	-	-	207	207
Change in deferred tax	-	-	-	901	901
Change in non-admitted assets	-	-	-	(510)	(510)
Change in liability for reinsurance in unauthorized and certified companies	-	-	-	(1)	(1)
Change in reserve on account of change in valuation basis	-	-	-	22	22
Change in asset valuation reserve	-	-	-	(374)	(374)
Change in surplus from separate accounts	-	-	-	162	162
Other changes in surplus in separate accounts	-	-	-	(162)	(162)
Cumulative effect of changes in accounting principles	-	-	-	(318)	(318)
Dividends to parent recorded as return of capital	-	-	-	(12)	(12)
Dividends to Parent	-	-	-	(890)	(890)
Prior period corrections (see Note 2)	-	-	-	(206)	(206)
Other changes	-	-	-	284	284

Balance, December 31, 2019	$7	$3,510	$-	$2,772	$6,289

Net loss	-	-	-	(31)	(31)
Change in net unrealized capital gains (losses)	-	-	-	155	155
Change in net unrealized foreign exchange capital gains (losses)	-	-	-	351	351
Change in deferred tax	-	-	-	850	850
Change in non-admitted assets	-	-	-	(643)	(643)
Change in reserve on account of change in valuation basis	-	-	-	47	47
Change in asset valuation reserve	-	-	-	(139)	(139)
Change in surplus from separate accounts	-	-	-	204	204
Other changes in surplus in separate accounts	-	-	-	(204)	(204)
Change in surplus as a result of reinsurance	-	-	-	(5)	(5)
Prior period corrections (see Note 2)	-	-	-	31	31
Reinsurance permitted practice	-	-	-	353	353
Other changes	-	-	(128)	381	253

Balance, December 31, 2020	$7	$3,510	$(128)	$4,122	$7,511

Net income	-	-	-	2,244	2,244
Change in net unrealized capital gains (losses)	-	-	-	206	206
Change in net unrealized foreign exchange capital gains (losses)	-	-	-	(267)	(267)
Change in deferred tax	-	-	-	853	853
Change in non-admitted assets	-	-	-	(587)	(587)
Change in asset valuation reserve	-	-	-	(205)	(205)
Change in surplus from separate accounts	-	-	-	450	450
Other changes in surplus in separate accounts	-	-	-	(450)	(450)
Change in surplus as a result of reinsurance	-	-	-	(2)	(2)
Dividends to Parent	-	-	-	(1,045)	(1,045)
Prior period corrections (see Note 2)	-	-	-	(161)	(161)
Reinsurance permitted practice	-	-	-	(30)	(30)
Other changes	-	-	254	(239)	15

Balance, December 31, 2021	$7	$3,510	$126	$4,889	$8,532

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,

(in millions)	2021	2020	2019

Cash from operations
Premium and annuity considerations, collected, net of reinsurance	$13,618	$10,930	$14,286
Net investment income collected	6,966	5,508	5,563
Other income	851	298	(65)

Total revenue received	21,435	16,736	19,784
Benefits paid	12,474	10,280	11,381
Net transfers to separate accounts	2,192	56	17
Commissions and expenses paid	2,129	1,984	3,278
Dividends paid to policyholders	4	3	2
Federal income taxes paid	1,227	1,207	681

Total benefits and expenses paid	18,026	13,530	15,359

Net cash provided by operations	3,409	3,206	4,425

Cash from investments
Proceeds from investments sold, matured or repaid:
Bonds	23,554	20,811	20,870
Stocks	233	306	148
Mortgage loans	3,082	2,882	2,040
Real estate	-	168	38
Other invested assets	2,057	1,429	2,245
Derivatives, net	-	1,576	2,005
Miscellaneous proceeds	421	256	100

Total proceeds from investments sold, matured or repaid	29,347	27,428	27,446
Cost of investments acquired:
Bonds	24,029	26,051	24,100
Stocks	643	451	489
Mortgage loans	4,066	2,752	4,459
Real estate	1	12	35
Other invested assets	2,496	1,537	2,500
Derivatives, net	407	-	-
Securities lending reinvested collateral assets	35	409	931

Miscellaneous purchases	127	200	9

Total cost of investments acquired	31,804	31,412	32,523

Net adjustment in contract loans	(69)	(26)	(40)

Net cash (used in) investing activities	(2,388)	(3,958)	(5,037)

Cash from financing and miscellaneous sources
Cash provided (applied):
Net (withdrawals from) deposits on deposit-type contracts	(707)	995	(393)
Dividends to Parent	(750)	-	(890)
Change in securities lending	747	227	1,005
Other, net	(568)	143	(211)

Net cash (used in) provided by financing and miscellaneous activities	(1,278)	1,365	(489)
Net increase (decrease) in cash, cash equivalents and short-term investments	(257)	613	(1,101)
Cash, cash equivalents and short-term investments at beginning of year	1,059	446	1,547

Cash, cash equivalents and short-term investments at end of year	$802	$1,059	$446

Non-cash activities, excluded from above:
Non-cash pension risk transfer premiums	$1,809	$-	$-
Non-cash Fortitude Re settlement	448	-	-
Settlement of non-cash dividends payable	295	-	-
Non-cash transfer from other invested assets to mortgage loans	154	31	5
Non-cash transfer from mortgage loans to other invested assets	-	179	-
Non-cash transfer from common stocks to other invested assets	-	111	-
Non-cash transfer from other invested assets to bonds	-	59	-
Non-cash transfer from other invested assets to common stocks	34	47	57
Non-cash transfer from common stocks to bonds	-	-	22

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

American General Life Insurance Company (AGL or the Company), including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), which is a wholly owned subsidiary of AIG Life Holdings, Inc. (AIG Life Holdings). AIG Life Holdings is wholly owned by Corebridge Financial Inc. (Corebridge), formerly SAFG Retirement Services, Inc (SAFG), which is a direct subsidiary of American International Group, Inc. (AIG). AIG is a holding company, which through its subsidiaries provides a wide range of property casualty insurance, life insurance, retirement products and other financial services to commercial and individual customers in approximately 70 countries and jurisdictions. The term “AIG” means American International Group, Inc. and not any of AIG’s consolidated subsidiaries.

The Company is a stock life insurance company domiciled and licensed under the laws of the State of Texas and is subject to regulation by the Texas Department of Insurance (TDI). The Company is also subject to regulation by the states in which it is authorized to transact business. The Company is licensed in 49 states and the District of Columbia.

The Company is a leading provider in the United States of individual term and universal life insurance solutions to middle-income and high-net-worth customers, as well as a leading provider in the United States of fixed and variable annuities. AGL’s primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, private placement variable universal life, structured settlements, corporate- and bank-owned life insurance, terminal funding annuities, guaranteed investment contracts, funding agreements, stable value wrap products and group benefits. The Company distributes its products through a broad multi-channel distribution network, which includes independent marketing organizations, independent insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants and direct-to-consumer through AIG Direct Insurance Services, Inc. (AIG Direct).

SunAmerica Asset Management LLC (SAAMCo), together with its wholly owned distributor, AIG Capital Services, Inc., and its wholly owned servicing agent, SunAmerica Fund Services, Inc., represent the Company’s asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, and variable subaccounts offered within the variable annuity and variable universal life products, and by distributing retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of the Company’s insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, monitoring and limiting prepayments and extension risk in its portfolio, maintaining a large percentage of the Company’s portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk.

The Company is also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from accounting principles generally accepted in the United States of America (U.S. GAAP), as described herein.

The TDI recognizes only statutory accounting practices (SAP) prescribed or permitted by the State of Texas for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Texas Insurance Law. The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Texas.

The state has adopted certain prescribed accounting practices that differ from those found in the NAIC SAP. In 1984, the Company increased the value of its home office real estate properties to reflect the then current market value in accordance with prescribed guidance. On January 2, 2020, the Company entered in a sales/leaseback transaction on the above mentioned properties, therefore the prescribed accounting practice no longer applies for 2020. Please refer to note 21 for further detail.

Effective December 31, 2015 and subsequent reporting periods through September 30, 2019, AGL received approval from the TDI to apply a permitted practice in its financial statements allowing AGL to use the criteria established in Actuarial Guideline 43, instead of the criteria established in Statement of Statutory Accounting Principles (“SSAP”) No. 86, “Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions” to determine if a hedge was effective for certain interest rate swaps that were used to hedge guaranteed minimum withdrawal benefits. Thus, specific interest rate swaps that AGL determined were effective hedges were reported at amortized cost, pursuant to the accounting guidance set forth in SSAP 86.

Effective December 31, 2017, AGL received approval from the TDI expanding the aforementioned permitted practice to also include swaptions in its 2017 Annual Statement and subsequent reporting periods through September 30, 2019. Upon adoption, the effect of the original and expanded permitted practices were respectively reported as changes in accounting principle, consistent with SSAP No. 3, “Accounting Changes and Corrections of Errors”.

Upon expiration of the above permitted practices for swaps and swaptions subsequent to September 30, 2019, AGL applied the guidance in SSAP 86 and recognized this change in accounting principle as of the beginning of the year (i.e., January 1, 2019), as required by SSAP 3, which decreased AGL’s surplus by approximately $318 million at January 1, 2019. Subsequent to January 1, 2019, application of guidance in SSAP 86 to AGL’s hedging instruments (swaps and swaptions) increased AGL’s surplus by approximately $0.9 billion, primarily due to the recognition of unrealized gains. AGL began prospectively accounting for the subject interest rate derivatives that hedge interest rate risk related to guaranteed minimum withdrawal benefits under SSAP 108 guidance effective January 1, 2020. The adoption of SSAP 108 coincided with the implementation of the related reserve guidance in the NAIC Valuation Manual (VM) subsection 21 (VM 21), Requirements for Principle-Based Reserves for Variable Annuities.

In addition, AGL received a new permitted practice with respect to an excess of loss reinsurance agreement (the “XoL Agreement”) for the reporting period ending December 31, 2019 as follows:

Effective December 31, 2019 and subsequent reporting periods through September 30, 2020, AGL received approval from the TDI to apply a permitted practice in its financial statements allowing AGL to recognize an admitted asset related to the notional value of coverage defined in the XoL Agreement. This asset is reported in Other assets in the balance sheet. The XoL Agreement has a 20 year term and provides coverage to AGL for aggregate claims incurred during the agreement term associated with guaranteed minimum withdrawal benefits on certain fixed index annuities generally issued prior to April 2019 (“Block 1”) exceeding an attachment point defined in the XoL agreement. The permitted practice allows AGL to manage its reserves in a manner more in line with anticipated principle-based reserving requirements under development for fixed index annuities. As a condition for approving the permitted practice, the TDI imposed certain conditions relating to the permitted practice.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Effective October 1, 2020 and subsequent reporting periods through September 30, 2023, this permitted practice was expanded to similarly recognize an additional admitted asset related to the notional value of coverage defined in a separate excess of loss agreement. This additional reinsurance agreement has a 25 year term and provides coverage to AGL for aggregate excess of loss claims associated with guaranteed minimum withdrawal benefits on a block of fixed index annuities generally issued in April 2019 or later, including certain new business issued after the effective date (“Block 2”). In addition, effective December 31, 2020, this expanded permitted practice also extended the term of the permitted practice for Block 1 from September 30, 2020 to September 30, 2023. The reinsurance agreement covering contracts in Block 1 was also amended to conform certain provisions to be consistent with the Block 2 reinsurance agreement. These assets are approximately $584 million in total as of December 31, 2021 and are reported in Other assets on the balance sheet. The permitted practice allows AGL to manage its reserves in a manner more in line with anticipated principle-based reserving requirements under development for fixed index annuities. As a condition for approving the permitted practice, the TDI imposed certain conditions relating to the permitted practice.

The Insurance Commissioner of the State of Texas has the right to permit other specific practices that deviate from prescribed practices.

The following table presents a reconciliation of the Company’s net income and capital and surplus between NAIC SAP basis and the basis including practices prescribed or permitted by the State of Texas:

			December 31,

(in millions)	SSAP	#	2021	2020	2019

NET INCOME

State basis			$2,244	$(31)	$92

State permitted practices that increase (decrease) NAIC SAP:
State prescribed practices that increase (decrease) NAIC SAP			-	-	-

Net income (loss), NAIC SAP			$2,244	$(31)	$92

SURPLUS

State basis			$8,532	$7,511	$6,289
State permitted practices that increase (decrease) NAIC SAP:
XoL reinsurance agreement	4		(584)	(614)	(284)
State prescribed practices that increase (decrease) NAIC SAP:
Depreciation of home office property	40R		-	-	(24)

Statutory capital and surplus, NAIC SAP			$7,948	$6,897	$5,981

In the event AGL had not employed any or all of these permitted and prescribed practices, AGL’s risk-based capital (RBC) would not have triggered a regulatory event.

Certain prior year amounts have been reclassified to conform to the current year presentation.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the TDI requires management to make estimates and assumptions that affect the reported amounts in the statutory financial statements and the accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenue and expense during the period. The areas of significant judgments and estimates include the following:

•	application of other-than-temporary impairments (OTTI);

•	estimates with respect to income taxes, including recoverability of deferred tax assets (DTA);

•	fair value measurements of certain financial assets; and

•	policy reserves for life, annuity and accident and health insurance contracts, including guarantees.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company’s Statutory

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Statements of Admitted Assets, Liabilities and Capital and Surplus, Statutory Statements of Operations and Statutory Statements of Cash Flows could be materially affected.

Significant Accounting Policies

Bonds not backed by other loans are carried at amortized cost except for those with a NAIC designation of “6” or “6*”. Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Bonds that have not been filed and have not received a designation in over one year from the NAIC’s Investment Analysis Office (IAO) receive a “6*” designation and are carried at zero, with the unrealized loss charged directly to unassigned surplus. Bonds filed with the IAO which receive a “6*” designation may carry a value greater than zero. Securities are assigned a NAIC 5* designation if the Company certifies that (1) the documentation necessary to permit a full credit analysis does not exist, (2) the issuer or obligor is current on all contracted interest and principal payments and (3) the Company has an actual expectation of ultimate repayment of all contracted interest and principal. Securities with NAIC 5* designations are deemed to possess the credit characteristics of securities assigned a NAIC 5 designation. The discount or premium on bonds is amortized using the effective yield method.

Loan-backed and structured securities (LBaSS) include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS), pass-thru securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer. LBaSS are carried on a basis consistent with that of bonds not backed by loans. Income recognition for LBaSS is determined using the effective yield method and estimated cash flows. Prepayment assumptions for single-class and multi-class mortgage-backed securities (MBS) and ABS were obtained from an outside vendor or internal estimates. The Company uses independent pricing services and broker quotes in determining the fair value of its LBaSS. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

Reference to “non-rated residual tranches or interests” intends to capture securitization tranches, beneficial interests, interests of structured finance investments, as well as other structures captured in scope of this statement, that reflect loss layers without contractual interest or principal payments. Payments to holders of these investments occur after contractual interest and principal payments have been made to other tranches or interests and are based on the remaining available funds. Although payments to holders can occur throughout an investment’s duration (and not just at maturity), such instances still reflect the residual amount permitted to be distributed after other holders have received contractual interest and principal payments.

RBC charges for LBaSS are based on the final NAIC designations, which are determined with a multi-step approach. The initial designation is used to determine the carrying value of the security. The final NAIC designation is used for reporting and affects RBC. The final NAIC designation is determined in one of three ways. NAIC designations are determined through a financial modeling process conducted by BlackRock, direct analysis via the NAIC’s IAO or other protocols prescribed by the NAIC including internal assignment of Z, 5GI or 6*. Residual tranches, as defined in SSAP 43R, are reported as NAIC 6*.

Short sale is the sale of a security which is not owned by the Company at the time of sale. Short sales are normally settled by the delivery of a security borrowed by or on behalf of seller. A short sale as defined in Statement of Statutory Accounting Principle (SSAP) No. 103 “Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” is reported as a contra-asset (negative asset) initially reported at fair value, with changes in fair value recognized as unrealized gains and losses.

Redeemable preferred stocks with NAIC designations of “1” through “3” are carried at amortized cost. All other redeemable preferred stocks are stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus. Perpetual preferred stocks shall be valued at fair value, not to exceed any currently effective call price. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Unaffiliated common stocks are carried at fair value, with unrealized capital gains and losses credited or charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary. For Federal Home Loan Bank (FHLB) capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

The Company has no investments in insurance subsidiary, controlled, and affiliated (SCA) entities. Investments in non-insurance SCA entities are recorded based on the equity of the investee per audited financial statements prepared pursuant to U.S. GAAP, which is adjusted to a statutory basis of accounting, if applicable. All investments in non-insurance SCA entities for which audited U.S. GAAP financial statements are not available, are non-admitted as assets. Undistributed equity in earnings of affiliates is included in unassigned surplus as a component of unrealized capital gains or losses. Dividends received from such affiliates are recorded as investment income when declared.

Mortgage and mezzanine real estate loans are carried at unpaid principal balances less allowances for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on performing loans is accrued as earned.

Mortgage and mezzanine real estate loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan’s effective interest rate, ii) the loan’s observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance is established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Real estate consists of properties occupied by the Company, properties held for the production of income and properties held for sale. Properties occupied by the Company and held for the production of income are carried at depreciated cost, less encumbrances, unless events or circumstances indicate the carrying amount of the asset (amount prior to reduction for encumbrances) may not be recoverable. Properties held for sale are carried at the lower of its depreciated cost or fair value less estimated costs to sell the property and net of encumbrances. Real estate obtained through foreclosure, in satisfaction of a loan, is recorded at the time of foreclosure at the lower of fair value as determined by acceptable appraisal methodologies, or the carrying amount of the related loan. Land is reported at cost.

Cash, cash equivalents and short-term investments include cash on hand and amounts due from banks and highly liquid debt instruments that have original maturities within one year of date of purchase and are carried at amortized cost. Short-term investments include interest-bearing money market funds, investment pools and other investments with original maturities within one year from the date of purchase.

Contract loans are carried at unpaid balances, which include unpaid principal plus accrued interest, including 90 days or more past due. All loan amounts in excess of the contract cash surrender value are considered non-admitted assets.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are reported in a manner consistent with the hedged asset or liability (hedge accounting). Changes in statement value or cash flow of derivatives that qualify for hedge accounting are recorded consistent with the changes in the statement value or cash flow of the hedged asset or liability. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge (ineffective hedges) are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.

Statement of Statutory Accounting Principles (SSAP) 108, Derivatives Hedging Variable Annuity Guarantees, was used as allowed in 2021 and 2020. SSAP 108 allows special accounting treatment for limited derivatives hedging variable annuity guarantee benefits subject to fluctuation as a result of interest rate sensitivity.

Hedge accounting was not used for any derivative instruments in 2021 or 2020.

Other invested assets principally consist of investments in limited partnerships and limited liability companies. Investments in these assets, except for joint ventures, partnerships and limited liability companies with a minor

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

ownership interest, are reported using the equity method. Under SAP, such investments are generally reported based on audited U.S. GAAP equity of the investee, with subsequent adjustment to a statutory basis of accounting, if applicable.

Joint ventures, partnerships and limited liability companies in which the Company has a minor ownership interest (i.e., less than 10 percent) or lacks control, are generally recorded based on the underlying audited U.S. GAAP equity of the investee, with some prescribed exceptions. SAP allows the use of (a) the U.S. GAAP equity as set forth in the footnote reconciliation of foreign GAAP equity and income to U.S. GAAP within audited foreign GAAP financial statements or (b) the International Financial Reporting Standards (IFRS) basis equity in audited IFRS financial statements as an acceptable basis for the valuation of minor/non-controlled investments. The audited U.S. tax basis equity may also be used in certain circumstances.

All other investments in entities for which audited U.S. GAAP financial statements, or another acceptable audited basis of accounting as described above were not available have been non-admitted as assets. Undistributed accumulated earnings of such entities are included in unassigned surplus as a component of unrealized capital gains or losses. Distributions received that are not in excess of the undistributed accumulated earnings are recognized as investment income. Impairments that are determined to be other than temporary are recognized as realized capital losses.

Securities lending and repurchase agreements: The Company has a securities lending program, which was approved by its Board of Directors and lends securities from its investment portfolio to supplement liquidity or for other uses as deemed appropriate by management. Under the program, securities are lent to financial institutions, and in return the Company receives cash as collateral equal to 102 percent of the fair value of the loaned securities. The cash collateral received is invested in short-term investments that may be sold or repledged or partially used for short-term liquidity purposes based on conservative cash flow forecasts. Securities lent by the Company under these transactions may be sold or repledged by the counterparties. The liability for cash collateral received is reported in payable for securities lending in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company monitors the fair value of securities loaned and obtains additional collateral as necessary. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements.

In addition, the Company is a party to secured financing transactions involving securities sold under agreements to repurchase (repurchase agreements), in which the Company transfers securities in exchange for cash, with an agreement by the Company to repurchase the same or substantially similar securities on agreed upon dates specified in the agreements.

Investment income due and accrued is non-admitted from investment income for bonds and other invested assets when collection of interest is overdue by more than 90 days, or is uncertain, and for mortgage loans when loans are foreclosed, or delinquent in payment for greater than 90 days, or when collection of interest is uncertain.

Net realized capital gains and losses, which are determined by using the specific identification method, are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve.

The Company regularly evaluates its investments for other-than-temporary impairment (OTTI) in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company’s management and a continual review of its investments.

For bonds, other than LBaSS, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. If it is determined an OTTI has occurred, the cost basis of bonds are written down to fair value and the amount of the write-down is recognized as a realized capital loss.

For LBaSS, a non-interest related OTTI resulting from a decline in value due to fundamental credit problems of the issuer is recognized when the projected discounted cash flows for a particular security are less than its amortized cost. When a non-interest related OTTI occurs, the LBaSS is written down to the present value of future cash flows expected to be collected. An OTTI is also deemed to have occurred if the Company intends to sell the LBaSS or does not have the intent and ability to retain the LBaSS until recovery. If the decline is interest-related, the LBaSS is written down to fair value.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

In periods subsequent to the recognition of an OTTI loss, the Company generally accretes the difference between the new cost basis and the future cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of estimated future cash flows.

Non-admitted assets are excluded from admitted assets and the change in the aggregate amount of such assets is reflected as a separate component of unassigned surplus. Non-admitted assets include all assets specifically designated as non-admitted and assets not designated as admitted, such as a negative IMR, a certain portion of DTAs, prepaid expenses, electronic data processing (EDP) equipment assets, agents’ balances or other receivables over 90 days. Non-admitted assets were $4.6 billion and $4.0 billion at December 31, 2021 and 2020, respectively.

Interest maintenance reserve (IMR) is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related investment gains and losses resulting from sales (net of taxes) and interest-related OTTI (net of taxes). An OTTI occurs when the Company, at the reporting date, has the intent to sell an investment or does not have the intent and ability to hold the security before recovery of the cost of the investment. For LBaSS, if the Company recognizes an interest-related OTTI, the non-interest-related OTTI is recorded to the asset valuation reserve, and the interest-related portion to IMR. Such gains and losses are deferred into the IMR and amortized into income using the grouped method over the remaining contractual lives of the securities sold.

Asset valuation reserve (AVR) is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are recorded as direct increases or decreases in surplus.

Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. In addition, certain products with fixed guarantees and market-value-adjusted (MVA) fixed annuity contracts in which the assets are generally carried at amortized cost are required by certain states to be carried in a separate account. The operations of the separate accounts are excluded from the Statutory Statements of Operations and Statutory Statements of Cash Flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in separate account fees in the Statutory Statements of Operations. Reserves for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners’ Annuity Reserve Valuation Method (VACARVM) under subsection 21 of the Valuation Manual (“VM-21”) for 2020 and subsequent years, and under Actuarial Guideline 43 (AG 43) for prior years. Reserves for variable universal life accounts are provided in accordance with subsection 20 of the Valuation Manual (“VM-20”) for new business issued in 2020, and in accordance with the Commissioners’ Reserve Valuation Method (CRVM) for policies issued prior to 2020.

Policy reserves are established according to different methods.

Life, annuity, and health reserves are developed by actuarial methods and are generally determined based on published tables using specified interest rates, mortality or morbidity assumptions, and valuation methods prescribed or permitted by statutes that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the TDI.

Principle-based reserving (“PBR”) is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the previous prescribed approach. Reserve requirements for AIG’s life insurance policies issued after January 1, 2020 are contained in subsection 20 of the Valuation Manual (“VM-20”), “Requirements for Principle-Based Reserves for Life Products”, policies issued prior to that date are reserved for using the Commissioners Reserve Valuation Method (“CRVM”). Under VM-20, these reserves are generally more sensitive to changes in actuarial assumptions.

The Company waives the deduction of deferred fractional premiums on the death of the life and annuity policy insured and returns any premium beyond the date of death. The Company reported additional reserves for surrender values in excess of the corresponding policy reserves.

The Company performs annual cash flow testing in accordance with the Actuarial Opinion and Memorandum Regulation to ensure adequacy of the reserves. Additional reserves are established where the results of cash flow testing under

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

various interest rate scenarios indicate the need for such reserves or where the net premiums exceed the gross premiums on any insurance in force. Total cash flow testing reserves were $397 million at December 31, 2021.

A majority of the Company’s variable annuity products are issued with a guaranteed minimum death benefit (GMDB) which provides that, upon the death of a contractholder, the contractholder’s beneficiary will receive the greater of (1) the contractholder’s account value, or (2) a GMDB that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the greatest contract value, adjusted for withdrawals, at the specified contract anniversaries; or the principal invested, adjusted for withdrawals, accumulated at the specified rate per annum. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Death benefits on GMDB policies generally reduce on a proportional basis or on a dollar-for-dollar basis when a partial withdrawal occurs.

Reserves for GMDB benefits are included in the VACARVM reserve. PBR is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the factor-based approach typically employed historically. Variable Annuity (“VA”) reserving requirements for 2020 and subsequent years are contained in subsection 21 of the Valuation Manual (“VM-21”), “Reserves for Variable Requirements for Principle-Based Annuities”, and replace the previous Actuarial Guideline XLVIII (“AG 43”) requirements, which also employed a principle-based approach. The Company fully applied VM-21 requirements to reserving for both new and existing VA contracts effective January 1, 2020. Prior to 2020, AG 43 required the Company to perform a stochastic valuation analysis of the total reserves held for all variable annuity contracts with GMDB. These reserves were derived by using the 70 percent Conditional Tail Expectation of the modeled reserves and were based on prudent estimate assumptions. In addition, a deterministic valuation was also performed using assumptions prescribed in AG 43. The greater of these two reserve balances was the AG 43 reserve. However, the Company was previously holding reserves at the C3 Phase II Total Asset Requirement level, which was higher than the AG 43 amount.

Life policies underwritten as substandard are charged extra premiums. Reserves are computed for a substandard policy by adding the reserve for an otherwise identical non-substandard policy plus a factor times the extra premium charge for the year. The factor varies by duration, type of plan, and underwriting. In addition, an extra mortality reserve is reported for ordinary life insurance policies classified as group conversions. Substandard structured settlement annuity reserves are determined by making a constant addition to the mortality rate of the applicable valuation mortality table so that the life expectancy on the adjusted table is equal to the life expectancy determined by the Company’s underwriters at issue.

The Company had $54.0 billion of insurance in-force and $1.4 billion of reserves as of December 31, 2021, and $75.8 billion of insurance in-force and $1.5 billion of reserves as of December 31, 2020, for which the gross premiums are less than the net premiums according to the standard of valuation set by the TDI.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula, except for universal life insurance and deferred annuity reserves, which include fund accumulations for which tabular interest has been determined from basic data. For the determination of tabular interest on funds not involving life contingencies, the actual credited interest is used.

Liabilities for deposit-type contracts, which include supplementary contracts without life contingencies and annuities certain, are based on the discounting of future payments at an annual statutory effective rate. Tabular interest on other funds not involving life contingencies is based on the interest rate at which the liability accrues.

Policy and contract claims represent the ultimate net cost of all reported and unreported claims incurred during the year. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary, as experience develops or new information becomes known; such adjustments are included in current operations.

Reserves for future policy benefits to be paid on life and accident and health policies, incurred in the statement period, but not yet reported, were established using historical data from claim lag experience. The data is aggregated from product specific studies performed on the Company’s business.

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Premiums and annuity considerations and related expenses are recognized over different periods. Life premiums are recognized as income over the premium paying periods of the related policies. Annuity considerations are recognized as revenue when received. Premiums for deposit-type products are credited directly to the respective reserves and are not recorded in the Statutory Statement of Operations. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Acquisition costs such as commissions and other expenses related to the production of new business are charged to the Statutory Statements of Operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Annuity and deposit-type contract surrender benefits are reported on a cash basis, and include annuity benefits, payments under supplementary contracts with life contingencies, surrenders and withdrawals. Withdrawals from deposit-type contracts directly reduce the liability for deposit-type contracts and are not reported in the Statutory Statements of Operations.

General insurance expenses include allocated expenses pursuant to a cost allocation agreement. The Company purchases administrative, accounting, marketing and data processing services from AIG or its subsidiaries and is charged based on estimated levels of usage, transactions or time incurred in providing the respective services. The allocation of costs for investment management services purchased from AIG or its subsidiaries is based on the level of assets under management.

Federal income tax expense (benefit) is recognized and computed on a separate company basis pursuant to a tax sharing agreement with AIG, because the Company is included in the consolidated federal income tax return of its ultimate parent, AIG. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. The federal income tax expense or benefit reflected in the Statutory Statements of Operations represents income taxes provided on income that is currently taxable, but excludes tax on the net realized capital gains or losses.

Income taxes on capital gains or losses reflect differences in the recognition of capital gains or losses on a statutory accounting basis versus a tax accounting basis. The most significant of such differences involve impairments of investments, which are recorded as realized losses in the Statutory Statements of Operations but are not recognized for tax purposes, and the deferral of net capital gains and losses into the IMR for statutory income but not for taxable income. Capital gains and losses on certain related-party transactions are recognized for statutory financial reporting purposes but are deferred for income tax reporting purposes until the security is sold to an outside party.

A deferred tax asset (DTA) or deferred tax liability (DTL) is included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, which reflects the expected future tax consequences of temporary differences between the statement values of assets and liabilities for statutory financial reporting purposes and the amounts used for income tax reporting purposes. The change in the net DTA or DTL is reflected in a separate component of unassigned surplus. Net DTA are limited in their admissibility.

Accounting Changes

Substantive changes were made to SSAP 32R, Preferred Stocks effective January 1, 2021, that required all perpetual preferred stocks to be reported at fair value. Prior to this change, perpetual preferred stocks with NAIC designations of “1” through “3” were carried at amortized cost. All other perpetual preferred stocks were stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus.

Accounting Change / Reserve PBR (VM-20 and VM-21)

Principle-based reserving (“PBR”) is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the previous prescribed approach. Reserve requirements for AIG’s life insurance policies issued after January 1, 2020 are contained in subsection 20 of the Valuation Manual (“VM-20”), “Requirements for Principle-Based Reserves for Life Products”, policies issued prior to that date are reserved for using the Commissioners Reserve

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Valuation Method (“CRVM”). Under VM-20, these reserves are generally more sensitive to changes in actuarial assumptions.

PBR is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the factor-based approach typically employed historically. Variable Annuity (“VA”) reserving requirements are contained in subsection 21 of the Valuation Manual (“VM-21”), “Reserves for Variable Requirements for Principle-Based Annuities”, and replace the previous Actuarial Guideline XLVIII (“AG 43”) requirements, which also employed a principle-based approach. The Company fully applied VM-21 requirements to reserving for both new and existing VA contracts effective January 1, 2020. Under VM-21, these reserves are generally more sensitive to changes in interest rates. The impact of the implementation was $47 million.

SSAP 108

The Company adopted Statement of Statutory Accounting Principles (“SSAP”) 108, Derivatives Hedging Variable Annuity Guarantees, on January 1, 2020. The adoption of SSAP 108 coincided with the implementation of the related reserve guidance in VM-21 described above. The TDI approved, in December 2019, AGL’s plan to transition from a permitted practice to SSAP 86 in 2019 and from SSAP 86 to SSAP 108 in January 2020. The adoption of SSAP 86 was accounted for as a change in accounting principle as of the beginning of the previous year (i.e., January 1, 2019).

SSAP 108 allows special accounting treatment for limited derivatives hedging variable annuity guarantee benefits subject to fluctuation as a result of interest rate sensitivity. Accordingly, the statutory accounting guidance in this standard is considered a special accounting provision, only permitted if all the components in the standard are met. Prior to implementing a hedging program for application within the scope of this standard, a reporting entity must obtain explicit approval from its domiciliary state commissioner. As such, unlike most SSAPs, the guidance in SSAP 108 is not required to be adopted by all reporting entities that account for derivatives. The special accounting provision permits reporting entities to utilize a form of macro-hedging in which a portfolio of variable annuity policies are jointly designated as the host contracts containing the hedge item, in a fair value hedge, pursuant to a Clearly Defined Hedging Strategy defined within VM-21. AGL will dynamically hedge the interest rate risk of guaranteed minimum withdrawal benefits (“GMWB”) cash flows for variable annuities, defined as the fair value of rider claims, net of rider fees.

At inception and on an ongoing basis, the hedging relationship must be highly effective in achieving offsetting changes in fair value attributed to the hedged risk during the period that the hedge is designated. The term “highly effective” describes a fair value hedge relationship where the change in fair value of the derivative instrument is within 80 to 125 percent of the opposite change in fair value of the hedged item attributed to the hedged risk.

The guidance in this SSAP is required to be applied on a prospective basis for qualifying hedge programs in place on or after the effective date. Reporting entities that have previously received permitted practices for qualifying hedge programs must work with their domiciliary state regulator to determine the appropriate method in transitioning from previously approved permitted practices to the guidance in SSAP 108.

In implementing SSAP 108, AGL uses the same fair value definition that is used for its economic hedge target, which enables the Company to leverage the existing modeling and attribution platform currently in place for hedging analysis. In addition, the Company uses the VM-21 interest rate sensitivities measured at the beginning of the quarter to estimate the reserve movement attributed to interest rate movement, which leverages the existing modeling and attribution platform in place for Statutory analysis. These approaches and the overall use of the special accounting provision of SSAP 108 in 2020 and 2021 have received the approval of the TDI.

The Company uses a portfolio of interest rates swaps and swaptions to hedge the interest rate risk associated with a portfolio of GMWB riders on its variable annuities. This hedging relationship was highly effective and complied with the “Clearly Defined Hedging Strategy” of VM-21. Please see Note 7 for further details regarding the financial impact of SSAP 108.

Market Value Reserve Method

Effective January 1, 2019, the Company changed the Actuarial Guideline XXXV Type 2 computational method from Commissioners Annuity Reserve Valuation Method with Updated Market Values (CARVM-UMV) to Market Value Reserve Method (MVRM) using Black-Scholes Projection Method as approved by the domiciliary commissioner.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

There were no other new accounting standards that were effective during the periods covered by this statement that had a material impact on the operations of the Company.

Correction of Errors

SAP requires that corrections of errors related to prior periods be reported as adjustments to unassigned surplus to the extent that they are not material to prior periods.

In 2021, five out-of-period errors were identified and corrected, which decreased unassigned surplus by $161 million. The most significant of these was a tax correction related to 2013 - 2018. The Company’s management does not believe these corrections to be material to the Company’s results of operations, financial position, or cash flow for the Company’s previously filed annual statement. Had these been recorded in 2020, they would have resulted in decreasing net income by $58 million or 187%.

In 2020, five out-of-period errors were identified and corrected, which increased unassigned surplus by $31 million. The most significant of these was an increase in variable annuity reserves due to an incorrect application of incident rates. The Company’s management does not believe these corrections to be material to the Company’s results of operations, financial position, or cash flow for the Company’s previously filed annual statement.

In 2019, five out-of-period errors were identified and corrected, which decreased unassigned surplus by $206 million. The most significant of these was an increase in indexed annuity reserves due to an incorrect application of incident rates. The Company’s management does not believe these corrections to be material to the Company’s results of operations, financial position, or cash flow for the Company’s previously filed annual statement.

Differences in Statutory Accounting and U.S. GAAP Accounting

The accompanying statutory financial statements have been prepared in accordance with accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from U.S. GAAP. The primary differences between NAIC SAP and U.S. GAAP are as follows.

The objectives of U.S. GAAP differ from the objectives of SAP. U.S. GAAP is designed to measure the entity as a going concern and to produce general purpose financial statements to meet the varying needs of the different users of financial statements. SAP is designed to address the accounting requirements of regulators, who are the primary users of statutory-basis financial statements and whose primary objective is to measure solvency. As a result, U.S. GAAP stresses measurement of earnings and financial condition of a business from period to period, while SAP stresses measurement of the ability of the insurer to pay claims in the future.

Investments. Under SAP, investments in bonds and redeemable preferred stocks are generally reported at amortized cost. However, if bonds are designated category “6” and redeemable preferred stocks are designated categories “4 – 6” by the NAIC, these investments are reported at the lesser of amortized cost or fair value with a credit or charge to unrealized investment gains or losses. For U.S. GAAP, such fixed-maturity investments are designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments are reported at amortized cost, and the remaining fixed-maturity investments are reported at fair value, with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale.

Under SAP, all single- and multi-class MBS or other ABS (e.g., Collateralized Mortgage Obligations (CMO) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium with respect to such securities using either the retrospective or prospective method. For LBaSS subsequent to July 1, 2009, if it is determined that a decline in fair value is other than temporary the cost basis of the security is written down to the discounted estimated future cash flows. Bonds, other than LBaSS, that are other-than-temporarily impaired are written down to fair value. For U.S. GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and ABS securities), other than high credit quality securities, would be adjusted using the prospective method when there is a change in estimated future cash flows. If high-credit quality securities must be adjusted, the retrospective method would be used. For all bonds, if it is determined that a decline in

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

fair value is other-than-temporary, the cost basis of the security would be written down to the discounted estimated future cash flows, while the non-credit portion of the impairment would be recorded as an unrealized loss in other comprehensive income.

Under SAP, when it is probable that the insurer will be unable to collect all amounts due according to the contractual terms of the mortgage agreement, valuation allowances are established for temporarily-impaired mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate, less estimated costs to obtain and sell. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus rather than as a component of earnings as would be required under U.S. GAAP. If the impairment is other-than-temporary, a direct write down is recognized as a realized loss, and a new cost basis is established. Under U.S. GAAP, effective January 1, 2020, the Company adopted the new accounting standard for current expected credit losses (CECL). This standard requires an allowance for credit losses based on the expectation of lifetime credit losses. Prior to the adoption of CECL, valuation allowances would be established when the insurer determines it is probable that it will be unable to collect principal and interest due according to the contractual terms of the loan agreement. Such U.S. GAAP allowances would be based on the difference between the unpaid loan balance and the present value of expected future cash flows discounted at the loan’s original effective interest rate or, if foreclosure is probable, on the estimated fair value of the underlying real estate.

Under SAP, joint ventures, partnerships and limited liability companies in which the insurer has a minor ownership interest (i.e., less than 10 percent) or lacks control are generally recorded based on the underlying audited U.S. GAAP basis equity of the investee. Under U.S. GAAP, joint ventures, partnerships and limited liability companies in which the insurer has a significant ownership interest or is deemed to have control are accounted for under the equity method, where that is not the case, such investments are carried at fair value with changes in fair value recognized in earnings for equity securities previously designated as available-for-sale and through net income for equity securities measured at fair value at the Company’s election.

Real Estate. Under SAP, investments in real estate are reported net of related obligations; under U.S. GAAP, investments in real estate are reported on a gross basis. Under SAP, real estate owned and occupied by the insurer is included in investments; under U.S. GAAP, real estate owned and occupied by the insurer is reported as an operating asset, and operating income and expenses include rent for the insurer’s occupancy of those properties.

Derivatives. Under SAP, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with the changes in fair value recorded as unrealized capital gains or losses. Under U.S. GAAP, such derivative instruments are accounted for at fair value with the changes in fair value recorded as realized capital gains or losses. Under U.S. GAAP, fair value measurement for free standing derivatives incorporate either counterparty’s credit risk for derivative assets or the insurer’s credit risk for derivative liabilities by determining the explicit cost to protect against credit exposure. This credit exposure evaluation takes into consideration observable credit default swap rates. Under SAP, non-performance risk (own credit-risk) is not reflected in the fair value calculations for derivative liabilities. Under U.S. GAAP, index features in certain indexed universal life and fixed index annuity contracts and certain guaranteed features of variable and fixed index annuities are bifurcated and accounted for separately as embedded policy derivatives. Under SAP, embedded derivatives are not bifurcated or accounted for separately from the host contract.

Interest Maintenance Reserve. Under SAP, the insurer is required to maintain an IMR. IMR is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related capital gains and losses realized through sales or OTTI. IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. After-tax capital gains or losses realized upon the sale or impairment of such investments resulting from changes in the overall level of interest rates are excluded from current period net income and transferred to the IMR. The transferred after-tax net realized capital gains or losses are then amortized into income over the remaining period to maturity of the divested asset. Realized capital gains and losses are reported net of tax and transfers to the IMR, after net gain from operations. Any negative IMR balance is treated as non-admitted asset. This reserve is not required under U.S. GAAP and pre-tax realized capital gains and losses are reported as component of total revenues, with related taxes included in taxes from operations.

Asset Valuation Reserve. Under SAP, the insurer is required to maintain an AVR, which is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities,

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

mortgage loans, real estate, and other invested assets. The level of AVR is based on both the type of investment and its credit rating. Under SAP, AVR is included in total adjusted capital for RBC analysis purposes. Changes to AVR are charged or credited directly to unassigned surplus. This reserve is not required under U.S. GAAP.

Subsidiaries. Under SAP, investments in insurance subsidiaries are recorded based upon the underlying audited statutory equity of a subsidiary with all undistributed earnings or losses shown as an unrealized capital gain or loss in unassigned surplus. Dividends received by the parent company from its subsidiaries are recorded through net investment income. Under U.S. GAAP, subsidiaries’ financial statements are combined with the parent company’s financial statements through consolidation. All intercompany balances and transactions are eliminated under U.S. GAAP. Dividends received by the parent company from its subsidiaries reduce the parent company’s investment in the subsidiaries.

Policy Acquisition Costs and Sales Inducements. Under SAP, policy acquisition costs are expensed when incurred. Under U.S. GAAP, acquisition costs that are incremental and directly related to the successful acquisition of new and renewal of existing insurance and investment-type contracts, are deferred and amortized, generally in proportion to the present value of expected future gross profit margins. For all other insurance contracts, to the extent recoverable from future policy revenues, deferred policy acquisition costs (DAC) are amortized, with interest, over the premium-paying period of the related contracts, using assumptions that are consistent with those used in computing policy benefit reserves. Under SAP, sales inducements are expensed when incurred. Under U.S. GAAP, certain sales inducements on interest-sensitive life insurance contracts and deferred annuities are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC.

Deferred Premiums. Under SAP, when deferred premiums exist, statutory deferred premiums are held as a statutory asset, while under U.S. GAAP, deferred premiums are held as a contra-liability in the future policy benefits liability.

Non-admitted Assets. Certain assets designated as “non-admitted,” principally any negative IMR, agents’ balances or unsecured loans or advances to agents, certain DTAs, furniture, equipment and computer software, receivables over 90 days and prepaid expenses, as well as other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus. Under U.S. GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies. Under SAP, revenues for universal life and annuity policies containing mortality or morbidity risk considerations consist of the entire premium received, and benefits incurred consist of the total of death benefits paid and the change in policy reserves. Payments received on contracts that do not incorporate any mortality or morbidity risk considerations (deposit-type contracts) are credited directly to an appropriate liability for deposit-type contract account without recognizing premium income. Interest credited to deposit-type contracts is recorded as an expense in the Statutory Statements of Operations as incurred. Payments that represent a return of policyholder balances are recorded as a direct reduction of the liability for deposit-type contracts, rather than a benefit expense. Under U.S. GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves. Under SAP, loading is the difference between the gross and valuation net premium. Valuation net premium is calculated using valuation assumptions which are different for statutory and U.S. GAAP. Statutory valuation assumptions are set by the insurer within limits as defined by statutory law. U.S. GAAP valuation assumptions are set by the insurer based on management’s estimates and judgment.

Policyholder funds not involving life contingencies use different valuation assumptions for SAP and U.S. GAAP. Under SAP, prescribed rates of interest related to payout annuities are used in the discounting of expected benefit payments, while under U.S. GAAP, the insurer’s best estimates of interest rates are used.

Under SAP, the Commissioners’ Reserve Valuation Method is used for the majority of individual insurance reserves. Under U.S. GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net level premium method. For interest-sensitive policies, a liability for policyholder account balances is established under U.S. GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP. Under U.S. GAAP,

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

policy assumptions are based upon best estimates as of the date the policy was issued, with provisions for the risk of adverse deviation.

Under SAP, the CARVM is used for the majority of individual deferred annuity reserves, while under U.S. GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain contractual guarantees, if applicable.

Under SAP, reserves for fixed rate deposit-type contracts are based upon their accumulated values, discounted at an annual statutory effective rate, while under U.S. GAAP, reserves for deposit-type contracts are recorded at their accumulated values.

Reinsurance. Under SAP, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets as required under U.S. GAAP. Under SAP, a liability for reinsurance balances has been provided for unsecured policy reserves, unearned premiums, and unpaid losses ceded to reinsurers not licensed to assume such business. Changes to these amounts are credited or charged directly to unassigned surplus. Under U.S. GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Under SAP, the criteria used to demonstrate risk transfer varies from U.S. GAAP, which may result in transactions that are accounted for as reinsurance for SAP and deposit accounting for U.S. GAAP. Under SAP, the reserve credit permitted for unauthorized reinsurers is less than or equal to the amount of letter of credit or funds held in trust by the reinsurer. Under U.S. GAAP, assumed and ceded reinsurance is reflected on a gross basis in the balance sheet, and certain commissions allowed by reinsurers on ceded business are deferred and amortized on a basis consistent with DAC.

Policyholder Dividend Liabilities. Under SAP, policyholder dividends are recognized when declared. Under U.S. GAAP, policyholder dividends are recognized over the term of the related policies.

Separate Accounts. Under SAP, separate account surplus created through the use of the CRVM, the VACARVM or other reserving methods is reported by the general account as an unsettled transfer from the separate account. The net change on such transfers is included as a part of the net gain from operations in the general account. This is not required under U.S. GAAP.

Separate accounts include certain non-unitized assets which primarily represent MVA fixed options of variable annuity contracts issued in various states. Under SAP, these contracts are accounted for in the separate account financial statements, while under U.S. GAAP, they are accounted for in the general account.

Deferred Income Taxes. Under SAP, statutory DTAs that are more likely than not to be realized are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross DTA expected to be realized within a maximum three years of the reporting date or a maximum 15 percent of the capital and surplus excluding any net DTA, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of the remaining gross DTA that can be offset against existing gross DTLs. The remaining DTAs are non-admitted. Deferred taxes do not include amounts for state taxes. Under U.S. GAAP, state taxes are included in the computation of deferred taxes, all DTAs are recorded and a valuation allowance is established if it is more likely than not that some portion of the DTA will not be realized. Under SAP, income tax expense is based upon taxes currently payable. Changes in deferred taxes are reported in surplus and subject to admissibility limits. Under U.S. GAAP, changes in deferred taxes are recorded in income tax expense.

Offsetting of Assets and Liabilities. Under SAP, offsetting of assets and liabilities is not permitted when there are master netting agreements unless four requirements for valid right of offset are met. The requirements include 1) each of the two parties owes the other determinable amounts, 2) the reporting party has the right to set off the amount owed with the amount owed by the other party, 3) the reporting party intends to set off, and 4) the right of setoff is enforceable. The prohibition against offsetting extends to derivatives and collateral posted against derivative positions, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. Under U.S. GAAP, these amounts under master netting arrangements may be offset and presented on a net basis.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

3. INVESTMENTS

Bonds and Equity Securities

The following table presents the statement value, gross unrealized gain, gross unrealized loss and the estimated fair value of bonds and equity securities by major security type:

(in millions)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2021
Bonds:
U.S. government obligations	$1,351	$203	$-	$1,554
All other governments	2,960	286	(61)	3,185
States, territories and possessions	349	60	-	409
Political subdivisions of states, territories and possessions	336	81	-	417
Special revenue	6,820	1,004	(11)	7,813
Industrial and miscellaneous	92,128	9,011	(587)	100,552
Hybrid securities	525	125	(2)	648
Bank loans	2,955	12	(41)	2,926
Parent, subsidiaries and affiliates	350	-	-	350
Total bonds	107,774	10,782	(702)	117,854
Preferred stock	91	5	-	96
Common stock*	1,144	-	-	1,144
Total equity securities	1,235	5	-	1,240
Total	$109,009	$10,787	$(702)	$119,094
December 31, 2020
Bonds:
U.S. government obligations	$1,576	$302	$(5)	$1,873
All other government	3,007	493	(16)	3,484
States, territories and possessions	379	86	(1)	464
Political subdivisions of states, territories and possessions	338	101	-	439
Special revenue	8,300	1,321	(2)	9,619
Industrial and miscellaneous	87,640	12,759	(297)	100,102
Hybrid securities	582	163	(6)	739
Bank loans	2,848	6	(67)	2,787
Parent, subsidiaries and affiliates	350	-	-	350
Total bonds	105,020	15,231	(394)	119,857
Preferred stock	85	10	-	95
Common stock*	1,019	-	-	1,019
Total equity securities	1,104	10	-	1,114
Total	$106,124	$15,241	$(394)	$120,971

* Common stock includes $979 million and $825 million of investments in affiliates at December 31, 2021 and 2020, respectively.

Bonds and Equity Securities in Loss Positions

The following table summarizes the fair value and gross unrealized losses (where fair value is less than amortized cost) on bonds and equity securities, including amounts on NAIC 6 and 6* bonds, aggregated by

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

major investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

December 31, 2021
Bonds:
U.S. government obligations	$-	$-	$-	$-	$-	$-
All other government	482	(27)	213	(34)	695	(61)
U.S. States, territories and possessions	6	-	-	-	6	-
Political subdivisions of states, territories and possessions	32	-	-	-	32	-
Special revenue	421	(10)	18	(1)	439	(11)
Industrial and miscellaneous	17,010	(345)	3,330	(247)	20,340	(592)
Hybrid securities	11	-	23	(2)	34	(2)
Bank loans	1,067	(13)	753	(28)	1,820	(41)

Total bonds	19,029	(395)	4,337	(312)	23,366	(707)

Preferred stock	4	-	-	-	4	-
Common stock	6	(1)	-	-	6	(1)

Total equity securities	10	(1)	-	-	10	(1)

Total	$19,039	$(396)	$4,337	$(312)	$23,376	$(708)

December 31, 2020
Bonds:
U.S. government obligations	$35	$(5)	$-	$-	$35	$(5)
All other government	66	(2)	73	(13)	139	(15)
U.S States, territories and possessions	12	(1)	-	-	12	(1)
Political subdivisions of states, territories and possessions	5	-	-	-	5	-
Special revenue	333	(2)	-	-	333	(2)
Industrial and miscellaneous	6,404	(175)	2,130	(127)	8,534	(302)
Hybrid securities	54	(3)	24	(3)	78	(6)
Bank loans	1,788	(70)	-	-	1,788	(70)

Total bonds	8,697	(258)	2,227	(143)	10,924	(401)

Preferred stock	4	-	-	-	4	-

Total equity securities	4	-	-	-	4	-

Total	$8,701	$(258)	$2,227	$(143)	$10,928	$(401)

As of December 31, 2021 and 2020, the number of bonds and equity securities in an unrealized loss position was 2,507 and 1,111, respectively. Bonds comprised 2,501 of the total, of which 519 were in a continuous loss position greater than 12 months at December 31, 2021. Bonds comprised 1,109 of the total, of which 218 were in a continuous loss position greater than 12 months at December 31, 2020.

The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2021 and 2020, respectively, because the Company neither intends to sell the securities nor does the Company believe that it is more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Contractual Maturities of Bonds

The following table presents the statement value and fair value of bonds by contractual maturity:

(in millions)	Statement Value	Fair Value

December 31, 2021
Due in one year or less	$2,053	$2,073
Due after one year through five years	11,215	11,693
Due after five years through ten years	16,883	17,978
Due after ten years	51,891	58,569
LBaSS	26,365	28,172

Total	$108,407	$118,485

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

Bonds in or near default as to payment of principal or interest had a statement value of $102 million and $109 million at December 31, 2021 and 2020, respectively, which is the fair value. At December 31, 2021 and 2020, the Company had no income excluded from due and accrued for bonds.

At December 31, 2021, the Company’s bond portfolio included bonds totaling $7.6 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 4 percent of the Company’s total assets and 5 percent of invested assets. These below investment grade securities, excluding structured securities, span across 14 industries. At December 31, 2020, the Company’s bond portfolio included bonds totaling $7.7 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 4 percent of the Company’s total assets and 6 percent of invested assets. These below investment grade securities, excluding structured securities, span across 15 industries.

The following table presents the industries that constitute more than 10% of the below investment grade securities:

	December 31,
	2021	2020
Consumer cyclical	18.7%	17.4%
Consumer non-cyclical	15.7	15.6
Capital Goods	8.9	10.0

LBaSS

The Company determines fair value of LBaSS based on the amount at which a security could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The majority of the Company’s ABS, RMBS, CMBS, and collateralized debt obligations (CDO) are priced by approved independent third-party valuation service providers and broker dealer quotations. Small portions of the LBaSS that are not traded in active markets are priced by market standard internal valuation methodologies, which include discounted cash flow methodologies and matrix pricing. The estimated fair values are based on available market information and management’s judgments.

The following table presents the statement value and fair value of LBaSS:

	December 31, 2021		December 31, 2020
(in millions)	Statement Value	Fair Value	Statement Value	Fair Value
Loan-backed and structured securities	$26,365	$28,172	$27,025	$29,623

Prepayment assumptions for single class, multi-class mortgage-backed and ABS were obtained from independent third-party valuation service providers or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2021 and 2020, the Company had exposure to a variety of LBaSS. These securities could have significant concentrations of credit risk by country, geographical region, property type, servicer or other characteristics. As part of the quarterly surveillance process, the Company takes into account many of these characteristics in making the OTTI assessment.

At December 31, 2021 and 2020, the Company did not have any LBaSS with a recognized OTTI due to the intent to sell or an inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis.

During 2021, 2020 and 2019, the Company recognized total OTTI of $13 million, $57 million and $40 million, respectively, on LBaSS that were still held by the Company. In addition, at December 31, 2021 and 2020, the Company held loan-backed impaired securities (fair value is less than cost or amortized cost) for which an OTTI had not been recognized in earnings as a realized loss. Such impairments include securities with a recognized OTTI for non-interest (credit) related declines that were recognized in earnings, but for which an associated interest-related decline has not been recognized in earnings as a realized capital loss.

The following table summarizes the fair value and aggregate amount of unrealized losses on LBaSS and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2021
LBaSS	$7,974	$(108)	$111	$(10)	$8,085	$(118)

December 31, 2020
LBaSS	$3,518	$(60)	$1,561	$(47)	$5,079	$(107)

In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company generally considers its cash and working capital requirements and expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

The Company does not have any LBaSS for which it is not practicable to estimate fair values.

The following table presents the rollforward of non-interest related OTTI for LBaSS:

	December 31,
(in millions)	2021	2020
Balance, beginning of year	$1,320	$1,293
Increases due to:
Credit impairment on new securities subject to impairment losses	-	16
Additional credit impairment on previously impaired investments	13	41
Reduction due to:
Credit impaired securities fully disposed for which there was no prior intent or requirement to sell	70	30
Balance, end of year	$1,263	$1,320

See Note 22 for a list with each LBaSS at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year and a list of the Company’s structured notes holding at December 31, 2021.

Mortgage Loans

Mortgage loans had outstanding principal balances of $22.5 billion and $21.7 billion at December 31, 2021 and 2020, respectively. Contractual interest rates range from 1.45 percent to 10.25 percent. The mortgage loans at December 31, 2021 had maturity dates ranging from 2022 to 2069.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company’s mortgage loans are collateralized by a variety of commercial real estate property types located throughout the U.S. and Canada. The commercial mortgage loans are non-recourse to the borrower.

The following tables present the geographic and property-type distribution of the Company’s mortgage loan portfolio:

	December 31,
	2021	2020
Geographic distribution:
Mid-Atlantic	30.5%	32.1%
Foreign	24.1	24.0
Pacific	12.4	11.2
South Atlantic	11.8	11.6
West South Central	7.0	7.0
East North Central	5.2	5.0
New England	4.9	4.7
Mountain	2.9	3.3
East South Central	0.6	0.6
West North Central	0.6	0.5
Total	100.0%	100.0%
Property type distribution:
Multi-family	37.1%	37.7%
Office	27.0	28.4
Retail	11.2	12.1
Industrial	10.5	10.7
Hotel/Motel	5.7	6.2
Other	8.5	4.9
Total	100.0%	100.0%

At December 31, 2021, there were 279 mortgage loans with outstanding balances of $20 million or more, which loans collectively, aggregated approximately 86 percent of this portfolio.

The following table presents the minimum and maximum lending rates for new mortgage loans during 2021 and 2020:

	Years Ended December 31,
	2021		2020
(in millions)	Maximum	Minimum	Maximum	Minimum
Office	8.95%	2.10%	6.07%	2.16%
Multi-family	7.44	1.80	6.02	2.05
Retail	7.10	2.25	6.15	4.00
Industrial	6.50	2.35	5.59	2.85
Hotel/Motel	6.00	-	12.00	4.25
Other	5.91	1.99	5.05	2.72

The Company reduced the interest rate on one loans during 2021. The Company reduced the interest rate on three loans during 2020.

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgage was 95.0 percent and 115.0 percent, in 2021 and 2020, respectively.

At December 31, 2021, the Company held $549 million in impaired mortgages with $231 million of related allowances for credit losses and $318 million in impaired loans without a related allowance. At December 31, 2020, the Company held $284 million in impaired mortgages with $148 million of related allowances for credit losses and $136 million in impaired loans without a related allowance. The Company’s average recorded investment in impaired loans was $371 million and $240 million, at December 31, 2021 and 2020, respectively. The Company recognized interest income of $14 million, $3 million and $2 million, in 2021, 2020 and 2019, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents a rollforward of the changes in the allowance for losses on mortgage loans receivable:

	December 31,
(in millions)	2021	2020	2019
Balance, beginning of year	$274	$197	$172
Additions (reductions) charged to unrealized capital loss	(28)	77	25
Direct write-downs charged against allowance	(1)	-	-
Balance, end of year	$245	$274	$197

During 2021, the Company did not derecognize any mortgage loans and did not recognized any real estate collateral as a result of foreclosure.

The mortgage loan portfolio has been originated by the Company under strict underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multi-family residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company’s strict underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.

The following table presents the age analysis of mortgage loans:

	December 31,
(in millions)	2021	2020
Current	$22,144	$21,131
30 - 59 days past due	98	106
60 - 89 days past due	3	76
90 - 179 days past due	29	64
Greater than 180 days past due	2	1
Total	$22,276	$21,378

At December 31, 2021 and 2020, the Company had mortgage loans outstanding under participant or co-lender agreements of $19.0 billion and $19.0 billion, respectively.

The Company had $404 million and $229 million in restructured loans at December 31, 2021 and 2020, respectively.

Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of December 31, 2021:

(in millions)	Residential		Commercial
Loan-to-Value	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. above 95%	$-	-%	$127	0.10%
b. 91% to 95%	3	-	67	-
c. 81% to 90%	37	-	344	0.20
d. 71% to 80%	497	0.30	1,563	1.10
e. below 70%	1,096	0.70	18,543	12.60

Troubled Debt Restructuring

The Company held no restructured debt for which impairment was recognized for both December 31, 2021 and 2020. At December 31, 2021 and 2020, the Company had no outstanding commitments to debtors that hold loans with restructured terms.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Real Estate

The following table presents the components of the Company’s investment in real estate:

	December 31,
(in millions)	2021	2020
Properties occupied by the Company	$6	$6
Properties held for production of income	3	3
Total	$9	$9

The Company recognized no gains or losses in 2021 and 2020. The Company recognized gains of $4 million on the sale of real estate property in 2019. The Company did not recognize any impairment write-downs for its investment in real estate during 2021, 2020 and 2019.

Other Invested Assets

The following table presents the components of the Company’s other invested assets:

	December 31,
(in millions)	2021	2020
Investments in limited liability companies	$964	$1,183
Investments in limited partnerships	3,752	2,725
Other unaffiliated investments	1,836	1,502
Receivable for securities	197	106
Initial margin for futures	55	40
Non-admitted assets	(123)	(115)
Total	$6,681	$5,441

The Company utilizes the look-through approach in valuing its investments in affiliated joint ventures or partnerships that have the characteristics of real estate investments. These affiliated real estate investments had an aggregate value of $867 million at December 31, 2021. All liabilities, commitments, contingencies, guarantees, or obligations of these holding company entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in each of the respective holding company entities, if applicable.

The Company recorded impairment write-downs in joint ventures was $15 million, $29 million and $62 million during 2021, 2020 and 2019, respectively.

Net Investment Income

The following table presents the components of net investment income:

	Years ended December 31,
(in millions)	2021	2020	2019
Bonds	$4,802	$4,841	$4,949
Preferred stocks	4	9	15
Common stocks	7	4	6
Cash and short-term investments	15	34	58
Mortgage loans	946	898	864
Real estate*	4	5	47
Contract loans	65	78	80
Derivatives	167	90	60
Investment income from affiliates	1,419	119	170
Other invested assets	271	193	110
Gross investment income	7,700	6,271	6,359
Investment expenses	(197)	(236)	(256)

Net investment income	$7,503	$6,035	$6,103

* Includes amounts for the occupancy of Company-owned property of $2 million, $2 million and $12 million in 2021, 2020 and 2019 respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Net Realized and Unrealized Capital Gains (Losses)

The following table presents the components of Net realized capital gains (losses):

	Years Ended December 31,
(in millions)	2021	2020	2019
Bonds	$446	$566	$484
Preferred stocks	14	5	4
Common stocks	16	74	(24)
Cash and short-term investments	(1)	5	2
Mortgage loans	18	-	(47)
Real estate	-	7	4
Derivatives	(659)	649	(210)
Other invested assets	199	199	173
Other	(49)	-	-
Realized capital (losses) gains	(16)	1,505	386
Federal income tax benefit (expense)	3	(316)	(81)
Net gains transferred to IMR	(392)	(549)	(449)

Net realized capital (losses) gains	$(405)	$640	$(144)

During 2021, 2020 and 2019, the Company recognized $42 million, $117 million and $86 million, respectively, of impairment write-downs in accordance with the impairment policy described in Note 2.

The following table presents the proceeds from sales of bonds and equities and the related gross realized capital gains and gross realized capital losses:

	Years Ended December 31,
(in millions)	2021	2020	2019
Proceeds	$11,495	$11,460	$11,792

Gross realized capital gains	$823	$1,076	$799
Gross realized capital losses	(405)	(334)	(194)

Net realized capital gains	$418	$742	$605

The following table presents the net change in unrealized capital gains (losses) of investments (including foreign exchange capital gains (losses):

	Years Ended December 31,
(in millions)	2021	2020	2019
Bonds	$(171)	$213	$97
Preferred and common stocks	(311)	(23)	55
Mortgage loans	(129)	175	147
Real estate	-	(24)	-
Derivatives	139	271	981
Other invested assets	502	47	13
Other	25	(29)	7
Federal income tax expense	(116)	(124)	(350)

Net change in unrealized (losses) gains of investments	$(61)	$506	$950

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

5GI Securities Measured at Aggregate Book Adjusted Carrying Value and Fair Value

The following table presents 5GI Securities measured at aggregate book adjusted carrying value (BACV) and aggregate fair value at December 31:

Investment	Number of 5GI Securities		Aggregate BACV (in millions)		Aggregate Fair Value (in millions)
	2021	2020	2021	2020	2021	2020
Bonds - AC	6	9	$28	$36	$28	$35
LB&SS - AC	2	3	7	93	7	101
Preferred Stock - AC	-	3	-	3	-	3
Preferred Stock - FV	3	-	-	-	-	-

Total	11	15	$35	$132	$35	$139
AC-Amortized Cost
FV-Fair Value

4. SECURITIES LENDING AND REPURCHASE AGREEMENTS

Securities Lending

At December 31, 2021 and 2020, the Company had bonds loaned with a fair value of approximately $2.3 billion and $1.6 billion, respectively, pursuant to the securities lending program.

The following table presents the aggregate fair value of cash collateral received related to the securities lending program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2021	2020
30 days or less	$313	$583
31 to 60 days	765	494
61 to 90 days	1,348	602
Subtotal	2,426	1,679
Securities collateral received	-	-

Total collateral received	$2,426	$1,679

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the securities lending program by maturity date:

	December 31, 2021		December 31, 2020
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open positions	$1,727	$1,727	$1,692	$1,692
Subtotal	1,727	1,727	1,692	1,692
Securities collateral received	-	-	-	-
Total collateral reinvested	$1,727	$1,727	$1,692	$1,692

Repurchase Agreements

At December 31, 2021 and 2020, bonds with a fair value of approximately $122 million and $127 million, respectively, were subject to repurchase agreements to secure amounts borrowed by the Company.

The following table presents the aggregate fair value of cash collateral received related to the repurchase agreement program and the terms of the contractually obligated collateral positions:

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

	December 31,
(in millions)	2021	2020
Open positions	$-	$-
30 days or less	-	-
31 to 60 days	-	-
61 to 90 days	-	-
Greater than 90 days	120	119
Subtotal	120	119
Securities collateral received	-	-
Total collateral received	$120	$119

The following table presents the original (flow) and residual maturity for bi-lateral repurchase agreement transactions for the year ended December 31, 2021:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount

1. Open - No Maturity	$185	$165	$145	$141

2. Overnight	29	12	7	11

3. 2 Days to 1 Week	79	-	44	3

4. > 1 Week to 1 Month	-	-	-	-

5. > 1 Month to 3 Months	-	-	-	-

6. > 3 Months to 1 Year	-	-	-	-

7. > 1 Year	-	-	-	-

b. Ending Balance

1. Open - No Maturity	$42	$153	$97	$120

2. Overnight	-	-	-	-

3. 2 Days to 1 Week	79	-	44	-

4. > 1 Week to 1 Month	-	-	-	-

5. > 1 Month to 3 Months	-	-	-	-

6. > 3 Months to 1 Year	-	-	-	-

7. > 1 Year	-	-	-	-

The following table presents the Company’s liability to return collateral for the year ended December 31, 2021:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount

1. Cash (Collateral - All)	$293	$178	$196	$154

2. Securities Collateral (FV)	-	-	-	-

b. Ending Balance

1. Cash (Collateral - All)	$121	$153	$140	$120

2. Securities Collateral (FV)	-	-	-	-

The Company requires a minimum of 95 percent of the fair value of securities sold under the repurchase agreements to be maintained as collateral. Cash collateral received is invested in corporate bonds and the offsetting collateral liability for repurchase agreements is included in other liabilities.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the repurchase agreement program by maturity date:

	December 31, 2021		December 31, 2020
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open positions	$117	$122	$114	$127
Greater than three years	-	-	-	-
Subtotal	117	122	114	127
Securities collateral received	-	-	-	-

Total collateral reinvested	$117	$122	$114	$127

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2021:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount

1. BACV	$-	$-	$-	$-

2. Nonadmitted - Subset of BACV	-	-	-	-

3. Fair Value	-	-	-	-

b. Ending Balance

1. BACV	$116	$148	$131	$117

2. Nonadmitted - Subset of BACV	-	-	-	-

3. Fair Value	122	161	145	122

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2021:

(in millions)	1 None	2 NAIC 1	3 NAIC 2	4 NAIC 3

Ending Balance

a. Bonds - BACV	$-	$63	$40	$12

b. Bonds - FV	-	64	44	13

c. LB & SS - BACV	-	-	-	-

d. LB & SS - FV	-	-	-	-

e. Preferred Stock - BACV	-	-	-	-

f. Preferred Stock - FV	-	-	-	-

g. Common Stock	-	-	-	-

h. Mortgage Loans - BACV	-	-	-	-

i. Mortgage Loans - FV	-	-	-	-

j. Real Estate - BACV	-	-	-	-

k. Real Estate - FV	-	-	-	-

l. Derivatives - BACV	-	-	-	-

m. Derivatives - FV	-	-	-	-

n. Other Invested Assets - BACV	-	-	-	-

o. Other Invested Assets - FV	-	-	-	-

p. Total Assets - BACV	-	63	40	12

q. Total Assets - FV	-	64	44	13

(in millions)	5 NAIC 4	6 NAIC 5	7 NAIC 6	8 Non-Admitted

Ending Balance

a. Bonds - BACV	$2	$-	$-	$-

b. Bonds - FV	2	-	-	-

c. LB & SS - BACV	-	-	-	-

d. LB & SS - FV	-	-	-	-

e. Preferred Stock - BACV	-	-	-	-

f. Preferred Stock - FV	-	-	-	-

g. Common Stock	-	-	-	-

h. Mortgage Loans - BACV	-	-	-	-

i. Mortgage Loans - FV	-	-	-	-

j. Real Estate - BACV	-	-	-	-

k. Real Estate - FV	-	-	-	-

l. Derivatives - BACV	-	-	-	-

m. Derivatives - FV	-	-	-	-

n. Other Invested Assets - BACV	-	-	-	-

o. Other Invested Assets - FV	-	-	-	-

p. Total Assets - BACV	2	-	-	-

q. Total Assets - FV	2	-	-	-

5. RESTRICTED ASSETS

The Company has restricted assets as detailed below. Assets under restriction are general account assets and are not part of the Separate Accounts.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the carrying value of the Company’s restricted assets:

	December 31,
(in millions)	2021	2020
On deposit with states	$48	$48
Securities lending	2,107	1,320
Collateral held on securities lending	2,426	1,679
FHLB stock and collateral pledged	4,265	3,570
Subject to repurchase agreements	117	114
Collateral for derivatives	1,010	1,054
Guaranteed interest contracts	37	36
Other restricted assets	127	99

Total	$10,137	$7,920

6. SUBPRIME MORTGAGE RISK EXPOSURE

The following features are commonly recognized characteristics of subprime mortgage loans:

•	An interest rate above prime to borrowers who do not qualify for prime rate loans;

•	Borrowers with low credit ratings (FICO scores);

•	Interest-only or negative amortizing loans;

•	Unconventionally high initial loan-to-value ratios;

•	Low initial payments based on a fixed introductory rate that expires after a short initial period, then adjusts to a variable index rate plus a margin for the remaining term of the loan;

•	Borrowers with less than conventional documentation of their income and/or net assets;

•	Very high or no limits on how much the payment amount or the interest rate may increase at reset periods, potentially causing a substantial increase in the monthly payment amount; and/or,

•	Substantial prepayment penalties and/or prepayment penalties that extend beyond the initial interest rate adjustment period.

Non-agency RMBS can belong to one of several different categories depending on the characteristics of the borrower, the property and the loan used to finance the property. Categorization is a function of FICO score, the type of loan, loan-to-value ratio, and property type and loan documentation.

Generally, subprime loans are made to borrowers with low FICO scores, low levels of equity and reduced income/asset documentation. Due to these characteristics, subprime borrowers pay a substantially higher interest rate than prime borrowers. In addition, they often utilize mortgage products that reduce their monthly payments in the near-term. These include adjustable-rate mortgages with low initial rates or interest-only loans. Borrowers in products like this often experience significant “payment shock” when the teaser payment resets upwards after the initial fixed period.

The primary classification mechanism the Company uses for subprime loans is FICO score. Specifically, a pool with an average FICO at origination less than 650 is considered to be subprime. However, the Company may subjectively adjust this classification based on an assessment of the other parameters mentioned above.

To monitor subprime securities, the Company uses a model with vintage-specific assumptions for delinquency roll rates, loss severities and the timing of losses. As and when needed, these vintage-based assumptions are supplemented with deal-specific information including, but not limited to, geographic distribution, realized loss severities, trigger status and scenario analysis.

The Company has no direct exposure through investments in subprime mortgage loans. The Company’s exposure is through other investments, primarily in RMBS, as described above.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the Company’s investments with subprime exposures:

(in millions)	Actual Cost	Book Adjusted Statement Value	Fair Value	OTTI Recognized to Date
December 31, 2021
In general account:
RMBS	$990	$957	$1,201	$(4)
CDOs	761	754	775	-
Total subprime exposure	$1,751	$1,711	$1,976	$(4)

In general account:
RMBS	$992	$950	$1,190	$(27)
CDOs	1,003	1,001	1,025	(10)
Total subprime exposure	$1,995	$1,951	$2,215	$(37)

The Company has no underwriting exposure to subprime mortgage risk through mortgage guaranty or financial guaranty insurance coverage.

7. DERIVATIVES

The Company has taken positions in certain derivative financial instruments to mitigate or hedge the impact of changes in interest rates, foreign currencies, equity markets, swap spreads, volatility, correlations and yield curve risk on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, interest rate swaptions, cross-currency swaps, futures and futures options on equity indices, and futures and futures options on government securities. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

All derivative instruments are recognized in the financial statements. Effective January 1, 2020 AGL adopted Statement of Statutory Accounting Principles 108, Derivatives Hedging Variable Annuity Guarantees (“SSAP 108”). SSAP 108 allows special accounting treatment for limited derivatives hedging variable annuity guarantee benefits subject to fluctuation as a result of interest rate sensitivity. The special accounting provision permits reporting entities to utilize a form of macro-hedging in which a portfolio of variable annuity policies are jointly designated as the host contracts containing the hedge item, in a fair value hedge, pursuant to a Clearly Defined Hedging Strategy (CDHS) defined within Valuation Manual 21 (VM-21). Under SSAP 108 all derivatives are reported at fair value (“FV”). FV change in hedge instruments attributable to the hedged risk that offset the change in reserve attributable to the hedged risk is recognized as realized gain/loss in the current period there were no excludable components.

At December 31, 2021 and 2020, fair value of the derivatives was a liability of $354 million and $310 million, full contract fair value was a liability of $2.4 billion and $3.6 billion and hedge target fair value was a liability of $2.4 billion and $3.5 billion. For the period ending December 31, 2021 and 2020, FV change in hedge instruments attributable to the hedged risk that offset the change in reserve attributable to the hedged risk was a realized gain of $356 million and $740 million, respectively. FV change in hedge instruments attributable to the hedged risk that do not offset the change in reserve attributable to the hedged risk are recognized as deferred assets/liabilities in the current period and amortized over projected VA guarantees’ Macaulay Duration within the Standard Projection, but not more than 10 years. At December 31, 2021 and 2020, the FV change in hedge instruments attributable to the hedged risk that do not offset the change in reserve attributable to the hedged risk was a deferred liability of $76 million and $355 million, respectively. For the periods ending December 31, 2021 and 2020, amortization was a realized gain of $19 million and $41 million, respectively. FV change in hedge instruments not attributable to the hedged risk are recognized as unrealized gain/loss, if any. All FV changes in hedge instruments were attributable to the hedged risk for the period. Based on the currently liability profile, deferred asset/liabilities are being amortized over 10 years.

The Company has determined that its other derivative financial instruments do not qualify for hedge accounting. As a result, excluding the special accounting treatment for limited derivatives hedging variable annuity guarantees noted above, derivatives are accounted for at fair value and the changes in the fair value recorded in surplus as unrealized

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

gains or losses, net of deferred taxes. The value of the Company’s exchange traded futures contracts relates to the one-day lag in the net cash settlement of these contracts.

The Company recognized a net unrealized capital gain of $139 million in 2021, an unrealized capital gain of $271 million in 2020 and an unrealized capital gain of $981 million in 2019, related to derivatives that did not qualify for hedge accounting.

Net cash collateral received for derivative transactions increased in the year 2021, as a result increases in fair values of derivatives covered by ISDA Master Agreements and Credit Support Annex provisions. At December 31, 2021, the Company held collateral for SSAP 86 and SSAP 108 derivatives of $418 million, which is invested in cash, cash equivalents and/or short-term investments.

Refer to Note 3 for disclosures related to net realized capital gains (losses).

Swaps, Options, and Futures

Interest rate or cross-currency swap agreements are agreements to exchange with a counterparty, at specified intervals, payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance, notional amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each contractual payment due date, and this net payment is included in the Statutory Statement of Operations.

Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company purchases call options on the S&P 500 Index to offset the risk of certain guarantees of specific equity-index annuity and universal life policy values. The Company also purchases put options on the S&P 500 Index to offset volatility risk arising from minimum guarantees embedded in variable annuities. The options are carried at fair value, with changes in fair value recognized in unrealized investment gains and losses.

Financial futures are contracts between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on Euro dollar deposits, U.S. Treasury Notes, U.S. Treasury Bonds, the S&P 500 Index, MidCap 400, Russell 2000, MSCI EAFE, foreign government debt securities, and foreign denominated equity indices to offset the risk of certain guarantees on annuity policy values.

Interest Rate Risk

Interest rate derivatives are used to manage interest rate risk associated with certain guarantees of variable annuities and equity indexed annuities and certain bonds. The Company’s interest rate hedging derivative instruments include (1) interest rate swaps and swaptions; (2) listed futures on government securities; and (3) listed futures options on government securities.

Currency Risk

Foreign exchange contracts used by the Company include cross-currency swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

Equity Risk

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. For over-the-counter (OTC) derivatives, the Company’s net credit exposure is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date. The Company is exposed to credit risk when the net position with a particular counterparty results in an asset that exceeds collateral pledged by that counterparty.

For OTC contracts, the Company generally uses an International Swaps and Derivative Association Master Agreement (ISDA Master Agreement) and Credit Support Annexes with bilateral collateral provisions to reduce counterparty credit exposures. An ISDA Master Agreement is an agreement between two counterparties, which may cover multiple derivative transactions and such ISDA Master Agreement generally provides for the net settlement of all or a specified group of these derivative transactions, as well as transferred collateral, through a single payment, in a single currency, in the event of a default affecting any one derivative transaction or a termination event affecting all or a specified group of the transactions. The Company minimizes the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and may require additional collateral to be posted upon the occurrence of certain events or circumstances. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company’s admitted assets, liabilities or capital and surplus.

The Company has also entered into exchange-traded options and futures contracts. Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post or receive variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange-traded futures are regulated futures commission merchants who are members of a trading exchange. The credit risk of exchange-traded futures is partially mitigated because variation margin is settled daily in cash. Exchange-traded option contracts are not subject to daily margin settlements and amounts due to the Company based upon favorable movements in the underlying securities or indices are owed upon exercise.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the notional amounts, statement values and fair values of the Company’s derivative instruments:

	December 31, 2021			December 31, 2020
(in millions)	Contract or Notional Amount	Statement Value	Fair Value	Contract or Notional Amount	Statement Value	Fair Value
Assets:
Interest rate contracts	$24,013	$1,829	$1,829	$35,628	$1,723	$1,723
Foreign exchange contracts	5,217	494	494	2,823	384	384
Equity contracts	54,151	4,358	4,358	48,218	5,707	5,707
Credit contracts	1,840	-	-	3,680	2	2
Derivative assets, gross	85,221	6,681	6,681	90,349	7,816	7,816
Counter party netting*	-	(5,599)	(5,599)	-	(6,841)	(6,841)
Derivative assets, net	$85,221	$1,082	$1,082	$90,349	$975	$975
Liabilities:
Interest rate contracts	$23,713	$1,571	$1,571	$21,921	$1,404	$1,404
Foreign exchange contracts	5,874	327	327	7,165	567	567
Equity contracts	37,065	3,924	3,924	35,368	5,102	5,102
Credit contracts	-	-	-	-	-	-
Other contracts	52	-	-	54	6	6
Derivative liabilities, gross	66,704	5,822	5,822	64,508	7,079	7,079
Counter party netting*	-	(5,599)	(5,599)	-	(6,841)	(6,841)
Derivative liabilities, net	$66,704	$223	$223	$64,508	$238	$238

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

The Company has a right of offset of its derivatives asset and liability positions with various counterparties. The following table presents the effect of the right of offsets:

	December 31, 2021		December 31, 2020
(in millions)	Assets	Liabilities	Assets	Liabilities
Gross amount recognized	$6,681	$(5,822)	$7,816	$(7,079)
Amount offset	(5,599)	5,599	(6,841)	6,841
Net amount presented in the Statement of Admitted Assets, Liabilities, and Capital and Surplus	$1,082	$(223)	$975	$(238)
8. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The following table presents the Company’s derivative financial instruments with concentrations of credit risk:

	December 31, 2021		December 31, 2020
(in millions)	Contract or Notional Amount	Final Maturity Date	Contract or Notional Amount	Final Maturity Date
Derivative assets:
Interest rate contracts	$24,013	2071	$35,628	2069
Foreign exchange contracts	5,217	2051	2,823	2048
Equity contracts	54,151	2028	48,218	2028
Credit contracts	1,840	2026	3,680	2025
Derivative liabilities:
Interest rate contracts	23,713	2070	21,921	2070
Foreign exchange contracts	5,874	2060	7,165	2060
Equity contracts	37,065	2023	35,368	2022
Credit contracts	-		-
Other contracts	52	2042	54	2042

The credit exposure to the Company’s derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The credit exposure to the Company’s derivative contracts aggregated $978.2 million and $1.0 billion at December 31, 2021 and 2020, respectively.

9. FAIR VALUE MEASUREMENTS

Fair Value Measurements

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three “levels” based on the observability of valuation inputs:

•

Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

•

Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•

Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.

Bonds: Fair value is based principally on value from independent third-party valuation service providers, broker quotes and other independent information.

Preferred stocks: Fair value of unaffiliated preferred stocks is based principally on value from independent third-party service providers, broker quotes and other independent information.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Cash, cash equivalents and short term investments: Carrying amount approximate fair value because of the relatively short period of time between origination and expected realization and their limited exposure to credit risk.

Mortgage loans: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

Contract loans: Carrying amounts, which approximate fair value, are generally equal to unpaid principal amount as of each reporting date. No consideration is given to credit risk because contract loans are effectively collateralized by the cash surrender value of the policies.

Securities lending reinvested collateral assets: Securities lending assets are generally invested in short-term investments and thus carrying amounts approximate fair values because of the relatively short period of time between origination and expected realizations.

Separate account assets: Variable annuity and variable universal life assets are carried at the market value of the underlying securities. Certain separate account assets related to market value adjustment fixed annuity contracts are carried at book value. Fair value is based principally on the value from independent third-party valuation service providers, broker quotes and other independent information.

Policy reserves and contractual liabilities: Fair value for investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

Payable for securities lending: Cash collateral received from the securities lending program is invested in short-term investments and the offsetting liability is included in payable for securities lending. The carrying amount of this liability approximates fair value because of the relatively short period between origination of the liability and expected settlement.

Receivables/payables for securities: Such amounts represent transactions of a short-term nature for which the statement value is considered a reasonable estimate of fair value.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair Value Information about Financial Instruments Not Measured at Fair Value

The following table presents the aggregate fair values of the Company’s financial instruments not measured at fair value compared to their statement values:

(in millions)	Aggregate Fair Value	Admitted Assets or Liabilities	Level 1	Level 2	Level 3
December 31, 2021
Assets:
Bonds	$117,841	$107,761	$-	$102,757	$15,084
Preferred stocks	83	79	-	83	-
Common stocks	158	158	-	158	-
Cash, cash equivalents and short-term investments	802	802	170	632	-
Mortgage loans	23,331	22,276	-	-	23,331
Contract loans	1,164	1,164	-	-	1,164
Receivables for securities	197	197	-	197	-
Securities lending reinvested collateral assets	1,727	1,727	-	1,727	-
Separate account assets	13,248	12,492	-	13,248	-
Liabilities:
Policy reserves and contractual liabilities	12,293	11,518	-	153	12,140
Payable for securities	678	678	-	678	-
Payable for securities lending	2,426	2,426	-	2,426	-
December 31, 2020
Assets:
Bonds	$119,814	$104,978	$-	$104,516	$15,298
Preferred stocks	95	85	9	82	4
Common stocks	139	139	-	139	-
Cash, cash equivalents and short-term investments	1,059	1,059	68	991	-
Mortgage loans	22,934	21,378	-	-	22,934
Contract loans	1,235	1,235	-	-	1,235
Receivables for securities	106	106	-	106	-
Securities lending reinvested collateral assets	1,692	1,692	-	1,692	-
Separate account assets	9,937	9,563	-	9,937	-
Liabilities:
Policy reserves and contractual liabilities	13,327	12,154	-	199	13,128
Payable for securities	257	257	-	257	-
Payable for securities lending	1,679	1,679	-	1,679	-

Valuation Methodologies of Financial Instruments Measured at Fair Value

Bonds

Bonds with NAIC 6 or 6* designations and preferred stocks with NAIC 4, 5 or 6 designations are carried at the lower of amortized cost or fair value. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure bonds at fair value. Market price data generally is obtained from exchange or dealer markets.

The Company estimates the fair value of securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer’s industry, the security’s rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For bonds that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management’s best estimate is used.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair values for bonds and preferred stocks based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for bonds and preferred stocks based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

Common Stocks (Unaffiliated)

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded OTC. The Company generally values exchange-traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models can require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model using market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, independent third-party valuation services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used.

Separate Account Assets

Separate account assets are comprised primarily of registered and open-ended variable funds that trade daily and are measured at fair value using quoted prices in active markets for identical assets. Certain separate account assets are carried at amortized cost.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value

The following table presents information about assets and liabilities measured at fair value:

(in millions)	Level 1	Level 2	Level 3	Counterparty Netting*	Total
December 31, 2021
Assets at fair value:
Bonds
Industrial and miscellaneous	$-	$2	$11	$-	$13
Total bonds	-	2	11	-	13
Preferred stock
Industrial and miscellaneous	5	1	6	-	12
Total preferred stock	5	1	6	-	12
Common stock
Industrial and miscellaneous	7	-	-	-	7
Mutual funds	-	1	-	-	1
Total common stock	7	1	-	-	8
Derivative assets:
Interest rate contracts	-	1,829	-	-	1,829
Foreign exchange contracts	-	494	-	-	494
Equity contracts	5	3,942	410	-	4,357
Counterparty netting	-	-	-	(5,599)	(5,599)
Total derivative assets	5	6,265	410	(5,599)	1,081
Separate account assets	55,769	2,037	-	-	57,806
Total assets at fair value	$55,786	$8,306	$427	$(5,599)	$58,920
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$1	$1,570	$-	$-	$1,571
Foreign exchange contracts	-	327	-	-	327
Equity contracts	1	3,901	22	-	3,924
Counterparty netting	-	-	-	(5,599)	(5,599)
Total derivative liabilities	2	5,798	22	(5,599)	223
Total liabilities at fair value	$2	$5,798	$22	$(5,599)	$223
December 31, 2020
Assets at fair value:
Bonds
U.S. special revenue	$-	$14	$2	$-	$16
Industrial and miscellaneous	-	16	10	-	26
Total bonds	-	30	12	-	42
Common stock
Industrial and miscellaneous	5	-	-	-	5
Mutual funds	-	50	-	-	50
Parent, subsidiaries and affiliates	4	-	-	-	4
Total common stock	9	50	-	-	59
Derivative assets:
Interest rate contracts	-	1,723	-	-	1,723
Foreign exchange contracts	-	384	-	-	384
Equity contracts	8	5,521	179	-	5,708
Credit contracts	-	-	2	-	2
Counterparty netting	-	-	-	(6,841)	(6,841)
Total derivative assets	8	7,628	181	(6,841)	976
Separate account assets	51,430	2,103	-	-	53,533
Total assets at fair value	$51,447	$9,811	$193	$(6,841)	$54,610
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$1	$1,403	$-	$-	$1,404
Foreign exchange contracts	-	567	-	-	567
Equity contracts	8	5,045	49	-	5,102
Other contracts	-	-	6	-	6
Counterparty netting	$-	$-	$-	$(6,841)	$(6,841)
Total derivative liabilities	9	7,015	55	(6,841)	238
Total liabilities at fair value	$9	$7,015	$55	$(6,841)	$238

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Fair Value Measurements

The following tables present changes in Level 3 assets and liabilities measured at fair value and the gains (losses) related to the Level 3 assets and liabilities that remained on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus:

(in millions)	Bonds	Preferred Stocks	Common Stocks	Derivative Assets	Total Assets	Derivative Liabilities
Balance, January 1, 2019	$14	75	$3	$69	$161	$6
Total realized/unrealized capital gains or losses:
Included in net income (loss)	-	-	(7)	(19)	(26)	12
Included in surplus	(1)	-	(1)	67	65	23
Purchases, issuances and settlements	(2)	-	2	40	40	(11)
Transfers into Level 3	15	-	23	-	38	-
Transfers out of Level 3	(25)	(75)	-	-	(100)	-
Balance, December 31, 2019	$1	-	$20	$157	$178	$30
Total realized/unrealized capital gains or losses:
Included in net (loss) income	(2)	-	-	88	86	44
Included in surplus	2	1	-	30	33	24
Purchases, issuances and settlements	(14)	-	(30)	(94)	(138)	(43)
Transfers into Level 3	39	1	10	-	50	-
Transfers out of Level 3	(14)	(2)	-	-	(16)	-
Balance, December 31, 2020	$12	-	$-	$181	$193	$55
Total realized/unrealized capital gains or losses:
Included in net income (loss)	(9)	14	10	(56)	(41)	7
Included in surplus	15	-	-	28	43	(49)
Purchases, issuances and settlements	(43)	(12)	(10)	258	193	9
Transfers into Level 3	38	4	-	52	94	-
Transfers out of Level 3	(2)	-	-	(53)	(55)	-
Balance, December 31, 2021	$11	6	$-	$410	$427	$22

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company’s policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

In both 2021 and 2020, there were no transfers between Level 1 and Level 2 securities and transfers between Level 2 and Level 3 securities were less than one million.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized capital gains (losses) on instruments held at December 31, 2021 and 2020 may include changes in fair value that were attributable to both observable and unobservable inputs.

Quantitative Information About Level 3 Fair Value Measurements

The Company had no quantitative information about level 3 fair value measurements to report at December 31, 2021.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Gross Basis Fair Value Measurements

The following table presents the Company’s derivative assets and liabilities measured at fair value, on a gross basis, before counterparty and cash collateral netting:

(in millions)	Level 1	Level 2	Level 3	Total
December 31, 2021
Derivative assets at fair value	$5	$6,266	$410	$6,681
Derivative liabilities at fair value	2	5,798	22	5,822

December 31, 2020
Derivative assets at fair value	$8	$7,628	$181	$7,817
Derivative liabilities at fair value	9	7,015	55	7,079

10. AGGREGATE POLICY RESERVES AND DEPOSIT FUND LIABILITIES

The following table presents the Company’s reserves by major category:

	Years ended December 31,
(in millions)	2021	2020
Life insurance	$40,862	$39,829
Annuities (excluding supplementary contracts with life contingencies)	84,078	80,859
Supplementary contracts with life contingencies	582	560
Accidental death benefits	16	17
Disability - active lives	33	34
Disability - disabled lives	221	237
Excess of VM-21 reserves over basic reserves	181	1,504
Excess of AG 43 reserves over basic reserves	-	-
Deficiency reserves	1,351	1,477
Other miscellaneous reserve	1,324	1,077
Gross life and annuity reserves	128,648	125,594
Reinsurance ceded	(24,568)	(24,330)
Net life and annuity reserves	104,080	101,264
Accident and health reserves
Unearned premium reserves	8	9
Present value of amounts not yet due on claims	202	215
Additional contract reserves	537	544
Gross accident and health reserves	747	768
Reinsurance ceded	(11)	(12)
Net accident and health reserves	736	756
Aggregate policy reserves	$104,816	$102,020

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life contingencies:

A. Individual Annuities:

	December 31, 2021

(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$30,463	$2,182	$-	$32,645	28.04	%
b. At book value less current surrender charge of 5% or more	9,468	-	-	9,468	8.13	%
c. At fair value	-	39	34,380	34,419	29.56	%
d. Total with market adjustment or at fair value	39,931	2,221	34,380	76,532	65.73	%
e. At book value without adjustment (minimal or no charge or adjustment)	25,532	-	5	25,537	21.93	%
(2) Not subject to discretionary withdrawal	14,292	-	79	14,371	12.34	%
(3) Total (gross: direct + assumed)	$79,755	$2,221	$34,464	$116,440	100.00	%
(4) Reinsurance ceded	257	-	-	257
(5) Total (net)* (3) - (4)	$79,498	$2,221	$34,464	$116,183
(6) Amount included in A(1)b above that will move to A(1)e in the year after statement date:	$1,606	$-	$-	$1,606
* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

B. Group Annuities:
	December 31, 2021

(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$192	$67	$-	$259	0.80	%
b. At book value less current surrender charge of 5% or more	36	-	-	36	0.11	%
c. At fair value	-	-	18,579	18,579	57.37	%
d. Total with market adjustment or at fair value	228	67	18,579	18,874	58.28	%
e. At book value without adjustment (minimal or no charge or adjustment)	2,569	-	-	2,569	7.93	%
(2) Not subject to discretionary withdrawal	2,109	8,804	30	10,943	33.79	%
(3) Total (gross: direct + assumed)	$4,906	$8,871	$18,609	$32,386	100.00	%
(4) Reinsurance ceded	65	-	-	65
(5) Total (net)* (3) - (4)	$4,841	$8,871	$18,609	$32,321
(6) Amount included in B(1)b above that will move to B(1)e in the year after statement date:	$13	$-	$-	$13
* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

C. Deposit-Type Contracts (no life contingencies):
	December 31, 2021

(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$-	$-	$-	$-	-	%
b. At book value less current surrender charge of 5% or more	-	-	-	-	-	%
c. At fair value	-	-	-	-	-	%
d. Total with market adjustment or at fair value	-	-	-	-	-	%
e. At book value without adjustment (minimal or no charge or adjustment)	588	-	1	589	4.74	%
(2) Not subject to discretionary withdrawal	11,756	-	76	11,832	95.26	%
(3) Total (gross: direct + assumed)	$12,344	$-	$77	$12,421	100.00	%
(4) Reinsurance ceded	17	-	-	17
(5) Total (net)* (3) - (4)	$12,327	$-	$77	$12,404
(6) Amount included in C(1)b above that will move to C(1)e in the year after statement date:	$181	$-	$-	$181
* Represents annuity reserves reported in separate accounts liabilities.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Withdrawal characteristics of Life Actuarial Reserves as of December 31, 2021:

	December 31, 2021
	General Account			Separate Account - Nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
A. Subject to discretionary withdrawal, surrender values, or policy loans:
(1) Term policies with cash value	$1	$491	$3,061	$-	$-	$-
(2) Universal life	5,860	5,795	6,570	-	-	-
(3) Universal life with secondary guarantees	1,719	1,459	7,233	-	-	-
(4) Indexed universal life	708	616	713	-	-	-
(5) Indexed universal life with secondary guarantees	1,346	851	1,551	-	-	-
(6) Indexed life	-	-	-	-	-	-
(7) Other permanent cash value life insurance	2,152	8,648	9,920	1,855	1,855	1,855
(8) Variable life	-	-	-	-	-	-
(9) Variable universal life	117	103	159	1,263	1,255	1,224
(10) Miscellaneous reserves	-	1	1	-	-	-
B. Not subject to discretionary withdrawal
or no cash values
(1) Term policies without cash value	XXX	XXX	$11,653	XXX	XXX	$-
(2) Accidental death benefits	XXX	XXX	16	XXX	XXX	-
(3) Disability - active lives	XXX	XXX	33	XXX	XXX	-
(4) Disability - disabled lives	XXX	XXX	221	XXX	XXX	-
(5) Miscellaneous reserves	XXX	XXX	2,407	XXX	XXX	-
C. Total (gross: direct + assumed)	$11,903	$17,964	$43,538	$3,118	$3,110	$3,079
D. Reinsurance ceded	6,312	9,266	24,223	-	-	-
E. Total (net) (C) - (D)	$5,591	$8,698	$19,315	$3,118	$3,110	$3,079

11. SEPARATE ACCOUNTS

Separate Accounts

The separate accounts held by the Company consist primarily of variable life insurance policies and variable annuities. These contracts generally are non-guaranteed in nature such that the benefit is determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

Certain other separate accounts relate to MVA fixed annuity contracts in which the assets are carried at amortized cost. These policies are required to be held in the Company’s separate account by certain states, including Texas.

Certain other separate accounts relate to flexible premium adjustable life insurance and terminal funding annuities in which the assets are carried at amortized cost. These contracts provide the greater of guaranteed interest returns defined in the policy or interest in excess of the guaranteed rate as defined by the Company.

The Company does not engage in securities lending transactions within the separate accounts.

In accordance with the products/transactions recorded within the separate account, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

During 2019, AGL established an insulated subaccount CRT-1 of separate account CRT for a reinsurance transaction. Excluding the initial premium and after foreign exchange conversions, the aggregate amount transferred from the general account to the subaccount CRT-1 was $9 million during the fourth quarter of 2021 and $11 million on a cumulative basis. A reserve of $0 is maintained at December 31, 2021 in the general account related to subaccount CRT-1. The insulated separate account maintained a reserve of $180 million at December 31, 2021 for this subaccount CRT-1.

During 2020, AGL established an insulated subaccount CRT-2 of separate account CRT for a reinsurance transaction. Excluding the initial premium and after foreign exchange conversions, the aggregate amount transferred from the subaccount CRT-2 to the general account, was $28 million during the fourth quarter of 2021 and $37 million on a

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

cumulative basis. A reserve of $0 is maintained at December 31, 2021 in the general account related to subaccount CRT-2. The insulated separate account maintained a reserve of $401 million at December 31, 2021 for this subaccount CRT-2.

During 2020, AGL established an insulated subaccount CRT-3 of separate account CRT for a reinsurance transaction. Excluding the initial premium and after foreign exchange conversions, the aggregate amount transferred from the general account to the subaccount CRT-3 was $117 million during the fourth quarter of 2021 and $25 million on a cumulative basis. A reserve of $0 is maintained at December 31, 2021 in the general account related to subaccount CRT-3. The insulated separate account maintained a reserve of $486 million at December 31, 2021 for this subaccount CRT-3.

During 2021, AGL established an insulated subaccount CRT-5 of separate account CRT for a reinsurance transaction. Excluding the initial premium and after foreign exchange conversions, the aggregate amount transferred from the general account CRT-5 to the subaccount was $49 million during the fourth quarter of 2021 and on a cumulative basis. A reserve of $0 is maintained at December 31, 2021 in the general account related to subaccount CRT-5. The insulated separate account maintained a reserve of $230 million at December 31, 2021 for this subaccount CRT-5.

During 2021, AGL established an insulated subaccount CRT-6 of separate account CRT for a reinsurance transaction. Excluding the initial premium and after foreign exchange conversions, the aggregate amount transferred from the subaccount CRT-6 to the general account was $23 million during the fourth quarter of 2021 and on a cumulative basis. A reserve of $0 is maintained at December 31, 2021 in the general account related to subaccount CRT-6. The insulated separate account maintained a reserve $196 million at December 31, 2021 for this subaccount CRT-6.

During 2021, AGL established an insulated subaccount CRT-7 of separate account CRT for a reinsurance transaction. Excluding the initial premium and after foreign exchange conversions, the aggregate amount transferred from the subaccount CRT-7 to the general account was $0 during the fourth quarter of 2021 and on a cumulative basis. A reserve of $0 is maintained at December 31, 2021 in the general account related to subaccount CRT-7. The insulated separate account maintained a reserve $721 million at December 31, 2021 for this subaccount CRT-7.

During 2021, AGL established an insulated subaccount CRT-8 of separate account CRT for a reinsurance transaction. Excluding the initial premium and after foreign exchange conversions, the aggregate amount transferred from the subaccount CRT-8 to the general account was $0 during the fourth quarter of 2021 and on a cumulative basis. A reserve of $0 is maintained at December 31, 2021 in the general account related to subaccount CRT-8. The insulated separate account maintained a reserve $807 million at December 31, 2021 for this subaccount CRT-8.

The following table presents separate account assets by product or transaction:

	December 31, 2021		December 31, 2020
(in millions)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)
Variable annuities	$54,057	$-	$49,901	$-
Variable life	3,750	-	3,574	-
Bank-owned life insurance - hybrid	463	-	464	-
Deferred annuities with MVA features	428	-	452	-
Terminal funding	9,759	-	6,897	-
Stable value wrap	-	-	57	-
Annuities with MVA features	-	1,818	-	1,727
Fixed annuities excess interest adjustment features	-	23	-	23
Total	$68,457	$1,841	$61,345	$1,750

Some separate account liabilities are guaranteed by the general account. To compensate the general account for the risks taken, the separate accounts pay risk charges to the general account.

If claims were filed on all contracts, the current total maximum guarantee the general account would provide to the separate account as of December 31, 2021 and 2020 is $5.3 billion and $6.2 billion, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

There was no separate account business seed money at December 31, for both 2021 and 2020.

The following table presents the risk charges paid by the separate accounts and the guarantees paid by the general account:

(in millions)	Risk Charge paid by the Separate Account	Guarantees Paid by the General Account
2021	$539	$36
2020	450	43
2019	383	35
2018	324	41
2017	292	40

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the separate accounts:

(in millions)	Indexed	Non- indexed Guarantee less than or equal to 4%	Non- indexed Guarantee more than 4%	Non- guaranteed Separate Accounts	Total
December 31, 2021
Premiums, considerations or deposits	$414	$-	$9	$6,659	$7,082
Reserves for accounts with assets at:
Market value	$-	$-	$-	$56,703	$56,703
Amortized costs	1,805	9,370	361	-	11,536
Total reserves	$1,805	$9,370	$361	$56,703	$68,239
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$1,805	$8,840	$361	$-	$11,006
At market value	-	-	-	56,565	56,565
Subtotal	1,805	8,840	361	56,565	67,571
Not subject to discretionary withdrawal	-	530	-	138	668
Total reserves	$1,805	$9,370	$361	$56,703	$68,239
December 31, 2020
Premiums, considerations or deposits	$287	$-	$15	$4,263	$4,565
Reserves for accounts with assets at:
Market value	$-	$-	$-	$52,439	$52,439
Amortized costs	1,542	6,988	404	-	8,934
Total reserves	$1,542	$6,988	$404	$52,439	$61,373
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$1,542	$5,360	$404	$-	$7,306
At market value	-	-	-	52,324	52,324
Subtotal	1,542	5,360	404	52,324	59,630
Not subject to discretionary withdrawal	-	1,628	-	114	1,742
Total reserves	$1,542	$6,988	$404	$52,438	$61,372
December 31, 2019
Premiums, considerations or deposits	$397	$-	$16	$3,693	$4,106
Reserves for accounts with assets at:
Market value	$-	$-	$-	$48,744	$48,744
Amortized costs	1,258	5,178	422	-	6,858
Total reserves	$1,258	$5,178	$422	$48,744	$55,602
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$1,258	$3,567	$422	$-	$5,247
At market value	-	-	-	48,639	48,639
Subtotal	1,258	3,567	422	48,639	53,886
Not subject to discretionary withdrawal	-	1,611	-	105	1,716
Total reserves	$1,258	$5,178	$422	$48,744	$55,602

Reconciliation of Net Transfers to or from Separate Accounts

The following table presents a reconciliation of the net transfers to (from) separate accounts:

	Years ended December 31,
(in millions)	2021	2020	2019
Transfers to separate accounts	$7,082	$4,553	$4,106
Transfers from separate accounts	(5,400)	(4,280)	(4,298)
Net transfers to separate accounts	1,682	273	(192)
Reconciling adjustments:
Deposit-type contracts	-	-	-
Total reconciling adjustments	-	-	-
Transfers as reported in the Statutory Statements of Operations	$1,682	$273	$(192)

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

12. RESERVES FOR GUARANTEED POLICY BENEFITS AND ENHANCEMENTS

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include GMDB that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include guaranteed minimum withdrawal benefits (GMWB) and, to a lesser extent, guaranteed minimum accumulation benefits (GMAB), which are no longer offered. A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder generally can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

Reserves for GMDB, GMIB and GMWB were included in the VACARVM reserves. Total reserves in excess of basic reserves were $0.2 billion and $1.5 billion at December 31, 2021 and 2020, respectively. The Company chose to record reserves in excess of VM-21 minimum reserves in December 31, 2021 and AG 43 in 2020, such that the reserves in both periods equal the C3 Phase II Total Asset Requirement level.

GMDB and GMIB

Depending on the product, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMIB guarantees a minimum level of periodic income payments upon annuitization. GMDB is the Company’s most widely offered benefit; variable annuity contracts may also include GMIB to a lesser extent, which is no longer offered.

The net amount at risk, which represents the guaranteed benefit exposure in excess of the current account value if death claims were filed on all contracts related to GMDB, was $0.7 billion and $0.8 billion at December 31, 2021 and 2020, respectively.

GMWB

Certain of the Company’s variable annuity contracts offer optional GMWB. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living.

The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk related to these guarantees was $439 million and $995 million at December 31, 2021 and 2020, respectively. The Company uses derivative instruments and other financial instruments to mitigate a portion of the exposure that arises from GMWB.

13. PARTICIPATING POLICY CONTRACTS

Participating policy contracts entitle a policyholder to share in earnings through dividend payments. These contracts represented less than 1.0 percent of gross insurance in-force at December 31, 2021, 2020 and 2019, respectively. Policyholder dividends for the years ended December 31, 2021, 2020 and 2019 were $13 million, $5 million, and $4 million, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

14. PREMIUM AND ANNUITY CONSIDERATION DEFERRED AND UNCOLLECTED

The following table presents the deferred and uncollected insurance premiums and annuity consideration (before deduction for amounts non-admitted):

	December 31, 2021		December 31, 2020
(in millions)	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$1	$1	$19	$19
Ordinary renewal	(395)	164	(360)	212
Group life	(16)	(16)	1	1
Total	$(410)	$149	$(340)	$232

15. REINSURANCE

In the ordinary course of business, the Company utilizes internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. Reinsurance agreements do not relieve the Company of its direct obligations from its beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. In addition, the Company assumes reinsurance from other insurance companies.

Effective December 31, 2019, the Company entered into an excess of loss reinsurance agreement providing coverage for aggregate claims incurred during the agreement term associated with guaranteed minimum withdrawal benefits on certain fixed index annuities generally issued prior to April 2019 (“Block 1”) exceeding an attachment point defined in the treaty. Effective October 1, 2020, the Company entered into an additional excess of loss reinsurance agreement covering certain fixed indexed annuities with guaranteed living benefits issued in April 2019 or later, including certain new business issued after the effective date (“Block 2”). The Company did not recognize any reserve credits associated with these treaties, but did recognize an asset related to a permitted practice, associated with the notional value of coverage defined in the treaties. Please see Note 2 for further details regarding the permitted practice.

Reinsurance premiums assumed in 2021, 2020 and 2019 were $2.3 billion, $1.1 billion and $0.2 billion, respectively. Reinsurance premiums ceded in 2021, 2020 and 2019 were $3.3 billion, $3.3 billion and $2.9 billion, respectively. Additionally, reserves on reinsurance assumed were $4.5 billion, $2.6 billion and $1.6 billion at December 31, 2021, 2020 and 2019, respectively. The reserve credit taken on reinsurance ceded was $24.6 billion, $24.4 billion and $24.0 billion at December 31, 2021, 2020 and 2019, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2021 and 2020, the Company’s reinsurance recoverables were $338 million and $364 million, respectively.

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total revenue collected under the reinsured policies.

The NAIC Model Regulation “Valuation of Life Insurance Policies” (Regulation XXX) requires U.S. life insurers to establish additional statutory reserves for term life insurance policies with long-term premium guarantees and universal life policies with secondary guarantees (ULSGs). In addition, NAIC Actuarial Guideline 38 (Guideline AXXX) clarifies the application of Regulation XXX as to these guarantees, including certain ULSGs. Prior to 2016, the Company managed the capital impact of statutory reserve requirements under Regulation XXX and Guideline AXXX through intercompany reinsurance transactions. Regulation XXX and Guideline AXXX reserves related to new and in-force business (term and universal life) were ceded to the Parent under a coinsurance/modified coinsurance agreement effective January 1, 2011 (the AGC Life Co/ModCo Agreement), prior to the recapture of in-force business effective December 31, 2016. New

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

business is still ceded under this treaty. Concurrent with the recapture of this in-force business, the reserves were ceded to an unaffiliated reinsurer via amendment to a treaty effective July 1, 2016.

In 2021, the AGC Life Co/ModCo Agreement increased the Company’s pre-tax earnings by $333 million, while in 2020, the AGC Life Co/ModCo Agreement increased pre-tax earnings by $337 million. In 2019, the AGC Life Co/ModCo Agreement increased pre-tax earnings by $520 million.

AIG established Fortitude Reinsurance Company, Ltd. (“Fortitude Re”), a wholly owned subsidiary of Fortitude Group Holdings, LLC (“Fortitude Holdings”), in 2018 in a series of reinsurance transactions related to certain of AIG’s legacy operations. AIG established Fortitude Reinsurance Company, Ltd. (“Fortitude Re”), a wholly owned subsidiary of Fortitude Group Holdings, LLC (“Fortitude Holdings”), in 2018 in a series of reinsurance transactions related to certain of AIG’s legacy operations. In February 2018, The Company, Variable Annuity Life Insurance Company and US Life Insurance Company of New York (“USL”) entered into modified coinsurance (“modco”) agreements with Fortitude Re. On July 1, 2020, the Company and USL amended the modco agreements. Under the terms of the amendment, certain business ceded to Fortitude Re was recaptured by the Company and certain additional business was ceded by the Company to Fortitude Re.

In November 2018, AIG sold a 19.9% ownership interest in Fortitude Holdings to TC Group Cayman Investments Holdings, L.P. (“TCG”), an affiliate of Carlyle. On June 2, 2020, AIG completed the sale of a majority of the interests in Fortitude Holdings to Carlyle FRL, L.P. (“Carlyle FRL”), an investment fund advised by an affiliate of The Carlyle Group Inc. (“Carlyle”), and T&D United Capital Co., Ltd. (“T&D”), a subsidiary of T&D Holdings, Inc., under the terms of a membership interest purchase agreement entered into on November 25, 2019 by and among AIG, Fortitude Holdings, Carlyle FRL, Carlyle, T&D and T&D Holdings, Inc. (the “Majority Interest Fortitude Sale”). As a result of completion of the Majority Interest Fortitude Sale, Carlyle FRL purchased from AIG a 51.6% ownership interest in Fortitude Holdings and T&D purchased from AIG a 25% ownership interest in Fortitude Holdings; AIG retained a 3.5% ownership interest in Fortitude Holdings and one seat on its Board of Managers. On October 1, 2021, AIG, Inc. contributed its remaining 3.5% ownership interest in FGH Parent, L.P., to Corebridge. As of the closing of the Majority Interest Fortitude Sale, these reinsurance transactions are no longer considered affiliated transactions.

Following closing, in the second quarter of 2020, AIG contributed $135 million of the proceeds of the Majority Interest Fortitude Sale to USL. For further information regarding the Fortitude Re reinsurance transactions, please refer to AIG’s Form 10-K for the year ended December 31, 2021.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The table below presents the impact of the execution of the ModCo Agreement in February 2018 with an effective date of January 1, 2017, by line item in the Company’s statements of assets, liabilities, surplus and other funds and on the summary of operations:

				Balance as of December 31, 2021
Statutory Statements of Assets, Liabilities and Capital and Surplus
Funds withheld				$238

Increase (Decrease) (in millions)	Initial Accounting	As of the Years Ended December 31, 2020, 2019, 2018 and 2017	Total Reported at December 31, 2020	As of and Year Ended December 31, 2021
Statutory Statement of Operations
Premiums and annuity considerations	$(22,152)	$(1,456)	$(23,608)	$(248)
Commissions and expense allowances	-	225	225	80
Reserve adjustments on reinsurance ceded	22,152	(6,671)	15,481	(1,854)
Total revenues	-	(7,902)	(7,902)	(2,022)
Death benefits	-	(1,030)	(1,030)	(285)
Annuity benefits	-	(4,068)	(4,068)	(967)
Surrender benefits	-	(511)	(511)	(134)
Other benefits	-	(989)	(989)	(254)
Other expenses	-	(1)	(1)	-
Total benefits and expenses	-	(6,599)	(6,599)	(1,640)
Net gain from operations before dividends to policyholders and federal income taxes	-	(1,303)	(1,303)	(382)
Dividends to policyholders	-	(47)	(47)	(9)
Net gain from operations after dividends to policyholders and before federal income taxes	$-	$(1,256)	$(1,256)	$(373)

In 2021 and 2019, the Company commuted reinsurance treaties with non-affiliated reinsurers, which resulted in increases in the Company’s pre-tax earnings of less than a million dollars. The Company did not commute any treaties with non-affiliated reinsurers in 2020.

The Company has an annuity Co/ModCo agreement with an affiliate, AIG Life of Bermuda, Ltd. (AIGB), in which AIGB reinsures certain deferred annuity contracts issued between 2003 and 2007. The agreement is such that the Company retains and controls assets held in relation to the related reserve. At December 31, 2021 and 2020, the assets and liabilities resulting from the agreement and recorded in the accompanying financial statements were $5.6 billion and $6.0 billion, respectively. In 2021, 2020 and 2019, the Agreement decreased the Company’s pre-tax earnings by $1 million.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

16. FEDERAL INCOME TAXES

Recent U.S. Tax Law Changes

On March 27, 2020, the U.S. enacted the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act to mitigate the economic impacts of the COVID-19 crisis. The tax provisions of the CARES Act have not had and are currently not expected to have a material impact on the Company’s U.S. federal tax liabilities.

On November 15, 2021, the U.S. enacted the Infrastructure Investment and Jobs Act to improve infrastructure in the U.S. The tax provisions for the Infrastructure Investment and Jobs Act have not had and are currently not expected to have a material impact on our U.S. federal tax liabilities.

The following table presents the components of the net deferred tax assets and liabilities:

	December 31, 2021			December 31, 2020			Change

(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTA	$2,970	$2,434	$5,404	$2,694	$1,968	$4,662	$276	$466	$742
Statutory valuation allowance adjustment	-	-	-	-	-	-	-	-	-
Adjusted gross DTA	2,970	2,434	5,404	2,694	1,968	4,662	276	466	742
DTA non-admitted	1,681	2,434	4,115	1,505	1,968	3,473	176	466	642
Net admitted DTA	1,289	-	1,289	1,189	-	1,189	100	-	100
DTL	435	-	435	430	-	430	5	-	5
Total	$854	$-	$854	$759	$-	$759	$95	$-	$95

The following table presents the ordinary and capital DTA admitted assets as the result of the application of SSAP 101:

	December 31, 2021			December 31, 2020			Change

(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components
SSAP 101
Federal income taxes paid in prior years recoverable through loss carry backs	$-	$-	$-	$-	$-	$-	$-	$-	$-
Adjusted gross DTA expected to be realized (excluding amount of DTA from above) after application of the threshold limitation	854	-	854	759	-	759	95	-	95
1. Adjusted gross DTA expected to be realized following the reporting date	854	-	854	759	-	759	95	-	95
2. Adjusted gross DTA allowed per limitation threshold	-	-	1,498	-	-	1,329	-	-	169
Adjusted gross DTA (excluding the amount of DTA from above) offset by gross DTL	435	-	435	430	-	430	5	-	5
DTA admitted as the result of application of SSAP 101	$1,289	$-	$1,289	$1,189	$-	$1,189	$100	$-	$100

The following table presents the ratio percentage and amount of adjusted capital to determine the recovery period and threshold limitation amount:

	Years ended December 31,
($ in millions)	2021	2020
Ratio percentage used to determine recovery period and threshold limitation amount	785%	777%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation amount	$9,987	$8,857

The Company has no tax planning strategies used in the determination of adjusted gross DTA’s or net admitted DTA’s.

The Company’s planning strategy does not include the use of reinsurance.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company is not aware of any significant DTLs that are not recognized in the statutory financial statements.

The following tables present the major components of the current income tax expense and net deferred tax assets (liabilities):

	Years Ended December 31,
(in millions)	2021	2020	2019
Current income tax expense
Federal	$1,421	$961	$760
Foreign	1	-	-
Subtotal	1,422	961	760
Federal income tax on net capital gains (losses)	(3)	316	81
Federal income tax incurred	$1,419	$1,277	$841

	Years Ended December 31,
(in millions)	2021	2020	Change
Deferred tax assets:
Ordinary:
Policyholder reserves	$1,432	$1,255	$177
Investments	15	14	1
Deferred acquisition costs	947	817	130
Fixed assets	404	407	(3)
Compensation and benefits accrual	37	42	(5)
Tax credit carryforward	97	123	(26)
Other (including items less than 5% of total ordinary tax assets)	38	36	2
Subtotal	2,970	2,694	276
Non-admitted	1,681	1,505	176
Admitted ordinary deferred tax assets	1,289	1,189	100
Capital:
Investments	2,434	1,968	466
Subtotal	2,434	1,968	466
Non-admitted	2,434	1,968	466
Admitted capital deferred tax assets	-	-	-
Admitted deferred tax assets	1,289	1,189	100
Deferred tax liabilities:
Ordinary:
Deferred and uncollected premium	107	104	3
Policyholder reserves	245	250	(5)
General expense	82	76	6
Other (including items less than 5% of total ordinary tax liabilities)	1	-	1
Subtotal	435	430	5
Capital:
Other (including items less than 5% of total capital tax liabilities)	-	-	-
Subtotal	-	-	-
Deferred tax liabilities	435	430	5
Net deferred tax assets	$854	$759	$95

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of non-admitted assets as the change in non-admitted assets and the change in net deferred income taxes are reported in separate components of capital and surplus):

	Years Ended December 31,
(in millions)	2021	2020	Change
Total adjusted deferred tax assets	$5,404	$4,662	$742
Total deferred tax liabilities	435	430	5
Net adjusted deferred tax assets	$4,969	$4,232	737
Tax effect of unrealized gains (losses)			116
Tax effect of prior year corrections			(48)
Change in net deferred income tax			$805

The provision for incurred federal taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents the significant items causing this difference:

	December 31, 2021		December 31, 2020		December 31, 2019
(in millions)	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
Income tax expense at applicable rate	$769	21.0%	$262	21.0%	$196	21.0%
Disregarded entities	(152)	(4.3)	7	0.6	10	1.1
Amortization of interest maintenance reserve	21	0.6	111	8.9	71	7.6
Surplus adjustments	(17)	(0.5)	62	5.1	(44)	(4.6)
Dividends received deduction	(15)	(0.4)	(20)	(1.6)	(29)	(3.1)
Other permanent adjustments	11	0.3	3	0.2	12	1.2
Prior year return true-ups and adjustments	(11)	(0.3)	7	0.5	(60)	(6.4)
Change in non-admitted assets	6	0.2	(13)	(1.0)	4	0.4
LTIP Shortfall Deduction	2	0.1	7	0.6	-	-
Change in valuation adjustment	-	-	-	-	(220)	(23.6)
Statutory income tax expense (benefit)	$614	16.7%	$426	34.3%	$(60)	(6.4)%

Federal income taxes incurred	$1,419	38.7%	$1,277	102.5%	$841	90.2%
Change in net deferred income taxes	(805)	(22.0)	(851)	(68.2)	(901)	(96.6)
Statutory income tax expense	$614	16.7%	$426	34.3%	$(60)	(6.4)%

At December 31, 2021, the Company had the following foreign tax credits carryforwards:

(in millions)
Year Expires	Amount
2022	$7
2023	1
2024	1
Total	$9

At December 31, 2021, the Company had no operating loss carryforwards or capital loss carryforwards.

At December 31, 2021, the Company had no alternative minimum tax credit.

At December 31, 2021, the Company had the following general business credit carryforwards:

(in millions)
Year Expires	Amount
2027	$3
2028	13
2029	19
2030	38
2031	7
2032	8
Total	$88

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2021, the Company had no charitable contribution carryforwards.

The following table presents income tax incurred that is available for recoupment in the event of future net losses:

(in millions)
December 31,	Capital
2019	$183
2020	441
2021	565
Total	$1,189

In general, realization of DTAs depends on a company’s ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. In accordance with the requirements established in SSAP 101, the Company assessed its ability to realize DTAs of $5.4 billion and concluded that no valuation allowance was required at December 31, 2021. Similarly, the Company concluded that no valuation allowance was required on the DTAs of $4.7 billion at December 31, 2020.

The Company had no deposits admitted under Internal Revenue Code Section 6603.

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

	Years Ended December 31,
(in millions)	2021	2020
Gross unrecognized tax benefits at beginning of year	$17	$17
Increases in tax position for prior years	-	-
Decreases in tax position for prior years	(10)	-
Gross unrecognized tax benefits at end of year	$7	$17

At December 31, 2021 and 2020, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $7 million and $17 million respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2021 and 2020, the Company had accrued liabilities of $(0.1) million and $7 million, respectively, for the payment of interest (net of the federal benefit) and penalties. In 2021, the Company recognized expense of $7 million interest (net of the federal benefit) and penalties. In 2020 and 2019 the Company recognized expense of less than $1 million interest (net of the federal benefit) and penalties.

The Company regularly evaluates proposed adjustments by taxing authorities. At December 31, 2021, such proposed adjustments would not have resulted in a material change to the Company’s financial condition, although it is possible that the effect could be material to the Company’s results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, the Company does not expect any change to be material to its financial condition.

The Company is currently under Internal Revenue Service (IRS) examinations for the taxable years 2011-2013. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company’s taxable years 2007-2020 remain subject to examination by major tax jurisdictions.

The Company is not subject to the repatriation transition tax for the year ended December 31, 2021.

Alternative Minimum Tax Credit

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in thousands)	2021
(1) Gross AMT Credit Recognized as:
a. Current year recoverable	$-
b. Deferred tax asset (DTA)	-

(2) Beginning balance of AMT credit carryforward	$1
(3) Amounts recovered	1
(4) Adjustments	-
(5) Ending Balance of AMT credit carryforward (5=2-3-4)	-
(6) Reduction for sequestration	-
(7) Nonadmitted by reporting entity	-
(8) Reporting entity ending balance (8=5-6-7)	$-

The Company joins in the filing of a consolidated federal income tax return with AIG.

The Company has a written agreement with AIG under which each subsidiary agrees to pay AIG an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary’s separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary’s separate return tax liability over the allocated consolidated tax liability. AIG agrees to pay each subsidiary for the tax benefits, if any, of net operating losses, net capital losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

The following table lists those companies that form part of the 2021 AIG consolidated federal tax return:

Company	Company	Company	Company	Company
A.I. Credit Corp.	AGC Life Insurance Company	AGL Assignment Company, LLC	AGL Loan Investments Corporation	AGLIC Investments Bermuda Limited

AH SLP 1094 San Lucas, LLC	AH SubGP 1000 Woodwind Lakes, LLC	AH SubGP 1007 Highland Meadow, LLC	AH SubGP 1020 Collingham, LLC	AH SubGP 1045 Montgomery, LLC

AH SubGP 1098 Green Pines, LLC	AH SubGP 1158 Flat Iron, LLC	AH SubGP 1248 North Vista, LLC	AH SubGP 1263 West Virginia, LLC	AH SubGP 1384 Woodglen, LLC

AH SubGP 1433 Magnolia, LLC	AH SubGP 1450 Timber, LLC	AH SubGP 1470 Palmetto, LLC	AH SubGP 1480 Eastmont Senior, LLC	AH SubGP 1535 Hunter’s Run, LLC

AH SubGP 1548 Walnut, LLC	AH SubGP 1551 Spanish Creek, LLC	AH SubGP 1597 Broadmoor, LLC	AH SubGP 1600 Rainer, LLC	AH SubGP 1631 Broadway, LLC

AH SubGP 1694 Sonoma, LLC	AH SubGP 245 Garland, LLC	AH SubGP 479 Sunrise, LLC	AH SubGP 516 Merrilltown, LLC	AH SubGP 641 McKinney Apartments, LLC

AH SubGP 665 Salinas Bay, LLC	AH SubGP 693 Parkland Pointe, LLC	AH SubGP 716 Villas of Mission Bend, LLC	AH SubGP 759 Parker Commons, LLC	AH SubGP 785 Mayfield, LLC

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Company	Company	Company	Company	Company

AH SubGP 787 North Knoll, LLC	AH SubGP 835 Whispering, LLC	AH SubGP 842 Huebner, LLC	AH SubGP 911 Mainland, LLC	AH SubGP 929 Collinwood, LLC

AH SubGP 936 Emmaus, LLC	AH SubGP 997 Maxey, LLC	AH SubGP Crestview Duplexes, LLC	AH SubGP GAG Gandolf, LLC	AH SubGP MDL, LLC

AIG Aerospace Adjustment Services, Inc.	AIG Aerospace Insurance Services, Inc.	AIG Asset Management (U.S.), LLC	AIG Asset Management EU CLO, LLC	AIG Assurance Company

AIG BG Holdings LLC	AIG Capital Corporation	AIG Capital Services, Inc.	AIG Claims, Inc.	AIG Commercial Equipment Finance, Inc.

AIG Commercial Real Estate Lending	AIG Credit (Europe) Corporation	AIG Credit Corp.	AIG Direct Insurance Services, Inc.	AIG Employee Services, Inc.

AIG FCOE, Inc.	AIG Federal Savings Bank	AIG Financial Products Corp.	AIG Fund Services, Inc.	AIG Global Asset Management Holdings Corp.

AIG Global Capital Markets Securities, LLC	AIG Global Operations (Ireland) Limited	AIG Global Real Estate Investment Corp.	AIG GLOBAL REAL ESTATE INVESTMENT CORP. [RUSS	AIG Home Protection Company, Inc.

AIG Insurance Management Services, Inc.	AIG International Inc.	AIG Kirkwood, Inc.	AIG Korean Real Estate Development YH	AIG Life Holdings, Inc.

AIG Life of Bermuda, Ltd.	AIG Markets, Inc.	AIG Matched Funding Corp.	AIG MEA Investments and Services, LLC	AIG Mortgage Capital, LLC

AIG North America, Inc.	AIG Partnership Holdings Corp.	AIG PC Global Services Inc.	AIG PC Global Services, Inc. United Kingdom	AIG Procurement Services, Inc.

AIG Property Casualty Company	AIG Property Casualty Europe Financing Ltd.	AIG Property Casualty International, LLC	AIG Property Casualty U.S., Inc.	AIG Property Casualty, Inc.

AIG Realty, Inc.	AIG Securities Lending Corp.	AIG Shared Services	AIG Shared Services Corporation	AIG Shared Services Corporation - Management

AIG Shared Services Corporation (Philippines)	AIG Specialty Insurance Company	AIG Spring Ridge I, Inc.	AIG Technologies, Inc.	AIG Technologies, Inc. (U.K. branch)

AIG Travel Assist, Inc.	AIG Travel, Inc.	AIG UNITED GUARANTY AGENZIA DI ASSICURAZIONE	AIG Warranty Services of Florida, Inc.	AIG WarrantyGuard, Inc.

AIG.COM, Inc.	AIG-FP Capital Preservation Corp.	AIG-FP Matched Funding Corp.	AIG-FP Pinestead Holdings Corp.	AIGGRE DC Ballpark Investor, LLC

AIGGRE Europe Real Estate Fund I	AIGGRE Europe Real Estate Fund I GP S.a r.l.	AIGGRE Europe Real Estate Fund II GP S.a.r.l	AIGGRE Market Street II LLC	AIGGRE U.S. LT Apartments Investor Lexington

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Company	Company	Company	Company	Company

AIGGRE U.S. Real Estate Fund I	AIGGRE U.S. Real Estate Fund II	AIGGRE U.S. Real Estate Fund II GP, LLC	AIGGRE U.S. Real Estate Fund III	AIGGRE U.S. Real Estate Fund IV Lexington

AIGGRE U.S. Real Estate Fund IV Sidecar	AIGGRE VISTA, LLC	AIGT Inc. Hong Kong Branch	AIU Insurance Company	Akita, Inc.

Alabaster Capital LLC	AlphaCat Capital Inc.	AM Holdings LLC	American Athletic Club, Inc.	American General Annuity Service Corporation

American General Assignment	American General Assignment Corporation	American General Insurance Agency, Inc.	American General Life Ins. Co. Non-Insulated	American General Life Insurance Co. - Insulat

American General Life Insurance Company	American General Life Services Company, LLC	American General Realty	American Home Assurance Company	American International Facilities Management

American International Group, Inc.	American International Realty Corporation	American International Reinsurance	Arthur J. Glatfelter Agency, Inc.	Blackboard Customer Care Insurance Services

Blackboard Insurance Company	Blackboard Services, LLC	Blackboard Specialty Insurance Company	Blackboard U.S. Holdings, Inc.	CAP Investor 1, LLC

CAP Investor 10, LLC	CAP Investor 14, LLC	CAP Investor 2, LLC	CAP Investor 4, LLC	CAP Investor 5, LLC

CAP Investor 8, LLC	Charleston Bay SAHP Corp.	Commerce and Industry Insurance Company	Connective Mortgage Advisory Company	Crop Risk Services, Inc.

Crossings SAHP Corp.	Design Professionals Association	DIL/SAHP Corp.	DSA P&C Solutions, Inc.	Eaglestone Reinsurance Company

Eastgreen, Inc.	First Principles Capital Management, LLC	Forest SAHP Corp.	Fortitude Life & Annuity Solutions, Inc.	GIG of Missouri, Inc.

GIG Reinsurance Company, Ltd.	Glatfelter Claims Management, Inc.	Glatfelter Properties, LLC	Glatfelter Underwriting Services, Inc.	Global Loss Prevention, Inc.

Global Loss Prevention, Inc. [Canada]	Grand Savannah SAHP Corp.	Granite State Insurance Company	Health Direct, Inc.	Illinois National Insurance Co.

Integrated Manufacturing Companies, Inc.	Knickerbocker Corporation	LBMA Equipment Services, Inc.	Lexington Insurance Company	Lexington Specialty Insurance Agency, Inc.

Lilac Heights LLC	Livetravel, Inc.	LSTREET I, LLC	LSTREET II, LLC	MG Reinsurance Limited

MIP Mezzanine, LLC	MIP PE Holdings, LLC	Morefar Marketing, Inc.	Mt. Mansfield Company, Inc.	National Union Fire Insurance

National Union Fire Insurance Company	New Hampshire Insurance Company	PCG 2019 Corporate Member Limited	Pearce & Pearce, Inc.	Pine Street Real Estate Holdings Corp.

Prairie SAHP Corp.	Rialto Melbourne Investor LLC	Risk Specialists Companies	SA Affordable Housing, LLC	SA SubGP 1000 Woodwind Lakes, LLC

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Company	Company	Company	Company	Company
SAAHP GP Corp.	SAFG Capital LLC	SAFG Markets, LLC	SAFG Retirement Services, Inc.	SAFG Technologies, LLC

SAHP GA III - SC LLC	Sandstone (2016) Ltd.	SCSP Corp.	Service Net Solutions of Florida, LLC	Service Net Warranty, LLC

SLP Housing GPDNAC, LLC	SNW Insurance Agency, LLC	Spruce Peak Realty, LLC	Stowe Mountain Holdings, Inc.	Stratford Insurance Company

SubGen NT, Inc.	SunAmerica Affordable Housing Partners, Inc.	SunAmerica Asset Management, LLC	SunAmerica Fund Assets 104, LLC	SunAmerica Fund Assets 110, LLC

SunAmerica Fund Assets 112, LLC	SunAmerica Fund Assets 119, LLC	SunAmerica Fund Assets 150, LLC	SunAmerica Fund Assets 163, LLC	SunAmerica Fund Assets 83, LLC

SunAmerica Fund Assets, LLC	SunAmerica Life Reinsurance Company	SunAmerica Retirement Markets, Inc.	Susquehanna Agents Alliance, LLC	The Glatfelter Agency, Inc.

The Insurance Company of the	The United State Life Insurance Company	The United States Life Insurance	The United States Life Insurance Company	The Variable Annuity Life - Insulated

The Variable Annuity Life - Non-Insulated	The Variable Annuity Life Insurance Company	Travel Guard Americas LLC Sucursal Mexico	Travel Guard Americas, LLC	Travel Guard Americas, LLC [Argentina]

Travel Guard Group, Inc.	Tudor Insurance Company	U G Corporation	VALIC Financial Advisors, Inc.	VALIC Retirement Services Company

Validus America, Inc.	Validus Re Americas (New Jersey), Inc.	Validus Reaseguros, Inc.	Validus Services, Inc.	Validus Specialty Underwriting Services, Inc.

Validus Specialty, LLC	Volunteer Firemen’s Insurance Services, Inc.	Western World Insurance Company

17. CAPITAL AND SURPLUS

RBC standards are designed to measure the adequacy of an insurer’s statutory capital and surplus in relation to the risks inherent in its business. The RBC standards consist of formulas that establish capital requirements relating to asset, insurance, business and interest rate risks. The standards are intended to help identify companies that are under-capitalized, and require specific regulatory actions in the event an insurer’s RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only because of the insurer’s size, but also on the risk profile of the insurer’s operations. At December 31, 2021, the Company exceeded RBC requirements that would require any regulatory action.

Dividends that the Company may pay to the Parent in any year without prior approval of the TDI are limited by statute. The maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which the Company can pay without the Company obtaining the prior approval of the TDI is limited to the greater of: (1) 10 percent of the Company’s statutory surplus as regards to policyholders at the preceding December 31; or (2) the preceding year’s statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of the Company’s unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2022 without prior approval of the TDI is $2.6 billion. Dividend payments in excess of positive retained earnings are classified and reported as a return of capital.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Dividends are paid as determined by the Board of Directors and are noncumulative. The following table presents the dividends paid by the Company during 2021, 2020 and 2019:

Date	Type	Cash or Non-cash	Amount (in millions)
2021
March 15, 2021	Ordinary	Cash	$199
June 15, 2021	Ordinary	Cash	266
September 24, 2021	Ordinary	Cash	214
December 22 2021	Extraordinary	Non-cash	295
December 27 2021	Ordinary	Cash	71
2019
March 28, 2019	Extraordinary	Cash	$330
June 26, 2019	Extraordinary	Cash	330
September 25, 2019	Ordinary	Cash	230

The Company’s cumulative preferred stock has an $80 dividend rate and is redeemable at $1,000 per share. The holder of this stock, the Parent, is entitled to one vote per share. The company paid no dividends to its parent in 2020.

18. RETIREMENT PLANS AND SHARE-BASED AND DEFERRED COMPENSATION PLANS

The Company does not directly sponsor any defined benefit or defined contribution plans and does not participate in any multi-employer plans.

Employee Retirement Plan

The Company’s employees participate in various AIG-sponsored defined benefit pension and postretirement plans. AIG, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans; its obligation results from AIG’s allocation of the Company’s share of expenses from the plans based on participants’ earnings for the pension plans and on estimated claims less contributions from participants for the postretirement plans.

Effective January 1, 2016, the U.S. defined benefit pension plans were frozen. Consequently, these plans are closed to new participants and current participants no longer earn benefits. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG and its subsidiaries.

The following table presents information about employee-related costs (expense credits) allocated to the Company:

	Years ended December 31,
(in millions)	2021	2020	2019
Defined benefit plans	$(11)	$(10)	$(2)
Postretirement medical and life insurance plans	1	1	1
Total	$(10)	$(9)	$(1)

Defined Contribution Plan

AIG sponsors a 401(k) plan which provides for pre-tax salary reduction contributions by its U.S. employees. The Company made matching contributions of 100 percent of the first six percent of participant contributions, subject to IRS-imposed limitations.

Effective January 1, 2016, AIG provides participants in the plan an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant’s annual base compensation for the plan

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations.

The Company’s pre-tax expense associated with this plan was $27 million, $27 million and $28 million in 2021, 2020 and 2019, respectively.

Share-based and Deferred Compensation Plans

AIG sponsors Long Term Incentive Plans (“LTIP”) that provide for annual awards to certain employees, including senior executive officers and other highly compensated employees that may be a combination of one or more of the following units: performance share units (“PSUs”), restricted stock units (“RSUs”), or stock options.

The number of PSUs issued on the grant date (the target) provides the opportunity for the LTIP participant to receive shares of AIG Common Stock based on AIG achieving specified performance goals at the end of a three-year performance period. These performance goals are pre-established by AIG’s Compensation and Management Resources Committee for each annual grant and may differ from year to year. The actual number of PSUs earned can vary from zero to 200 percent of the target for the 2021, 2020 and 2019 awards, depending on AIG’s performance relative to a specified peer group and/or the outcome of pre-established financial goals, as applicable. RSUs and stock options are earned based on continued service by the participant.

Vesting occurs on January 1 of the year immediately following the end of the three-year performance period. For awards granted prior to 2017, vesting occurs in three equal installments beginning on January 1 of the year immediately following the end of a performance period and January 1 of each of the next two years. Recipients must be employed at each vesting date to be entitled to share delivery, except upon the occurrence of an accelerated vesting event, such as an involuntary termination without cause, disability, retirement eligibility or death during the vesting period.

LTI awards accrue dividend equivalent units (“DEUs”) in the form of additional PSUs and/or RSUs whenever a cash dividend is declared on shares of AIG Common Stock; the DEUs are subject to the same vesting terms and conditions as the underlying unit.

The Company receives an allocation from AIG for these expenses. The Company recognized compensation expenses of $28 million, $22 million and $27 million for the years ending December 31, 2021, 2020 and 2019, respectively, based on the value of AIG’s common stock on the date of grant of which all was recharged to related parties.

Modification of LTI Awards

During the third quarter of 2019, the Company added a modifier to the 2019 performance share units awarded to certain senior executives to cap payout at 100 percent of target if our total shareholder return for the three-year performance period is below peer median. The Company did not recognize any incremental compensation expense as a result of this modification. During the third quarter of 2020, the Company reduced the performance goals from three to two metrics for the 2018 LTI and 2019 LTI awards for certain PSU recipients.

19. DEBT

The Company is a member of the Federal Home Loan Bank (FHLB) of Dallas. The Company’s interest in the stock of FHLB of San Francisco was redeemed on March 24, 2016.

Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. The Company’s ownership in the FHLB stock is reported as common stock. Pursuant to the membership terms, the Company elected to pledge such stock to the FHLB as collateral for the Company’s obligations under agreements entered into with the FHLB.

Cash advances obtained from the FHLB are reported in and accounted for as borrowed money. The Company may periodically obtain cash advances on a same-day basis, up to a limit determined by management and applicable laws.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. To provide adequate collateral for potential advances, the Company has pledged securities to the FHLB in excess of outstanding borrowings. Upon any event of default by the Company, the recovery by the FHLB would generally be limited to the amount of the Company’s liability under advances borrowed. The Company’s net borrowing capacity as of December 31, 2021 is $2.8 billion.

The following table presents the aggregate carrying value of stock held with the FHLB of Dallas and the classification of the stock:

	December 31,
(in millions)	2021	2020
Membership stock - Class B	$7	$7
Activity stock	129	129
Excess stock	22	2
Total	$158	$138

Actual or estimated borrowing capacity as determined by the insurer	$5,942	$4,560

The Company did not hold any Class A at December 31, 2021 or 2020.

The following table presents the amount of collateral pledged, including FHLB common stock held, to secure advances from the FHLB:

	December 31, 2021		December 31, 2020
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Amount pledged	$4,265	$4,469	$3,570	$3,810

Maximum amount pledged during reporting period	4,589	4,817	4,398	4,609

The Company’s borrowing capacity determined quarterly based upon the borrowing limit imposed by statute in the state of domicile.

The following table presents the outstanding funding agreements and maximum borrowings from the FHLB:

	December 31,
(in millions)	2021	2020
Amount outstanding	$3,148	$3,148

Maximum amount borrowed during reporting period	$3,648	$3,148

While the funding agreements are presented herein to show all amounts received from FHLB, the funding agreements are treated as deposit-type contracts, consistent with the other funding agreements for which the Company’s intent is to earn a spread and not to fund operations. The Company had no debt outstanding with the FHLB at December 31, 2021 or 2020.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table reflects the principal amounts of the funding agreements issued to the FHLB:

(in millions)
Funding Agreements	Date Issued	Amounts
10-year floating rate	February 15, 2018	$1,148
10-year floating rate	February 15, 2018	1,277
10-year floating rate	February 15, 2018	175
10-year floating rate	February 6, 2018	87
10-year floating rate	January 25, 2018	31
10-year floating rate	January 13, 2017	57
10-year floating rate	February 1, 2017	67
7-year floating rate	May 24, 2017	52
10-year floating rate	June 15, 2016	254

20. COMMITMENTS AND CONTINGENCIES

Commitments

The Company had commitments to provide funding to various limited partnerships totaling $3.2 billion and $2.9 billion at December 31, 2021 and 2020, respectively. The commitments to invest in limited partnerships and other funds may be called at the discretion of each fund, as needed and subject to the provisions of such fund’s governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2021, $2.0 billion are currently expected to expire in 2022, and the remainder by 2023 based on the expected life cycle of the related funds and the Company’s historical funding trends for such commitments.

At December 31, 2021 and 2020, the Company had $2.4 billion and $1.8 billion, respectively, of outstanding commitments related to various funding obligations associated with its investments in commercial mortgage loans. Of the total current commitments, $506 million are expected to expire in 2022 and the remainder by 2050, based on the expected life cycle of the related loans and the Company’s historical funding trends for such commitments.

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates over the next several years. At December 31, 2021, the future minimum lease payments under the operating leases are as follows:

(in millions)
2022	$16
2023	13
2024	6
2025	6
2026	5
Total	$46

Rent expense was $18 million, $19 million and $18 million in 2021, 2020 and 2019, respectively.

Contingencies

Legal Matters

Various lawsuits against the Company have arisen in the ordinary course of business. The Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company’s financial position, results of operations or cash flows.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

The Company accrued $38 million and $41 million for these guarantee fund assessments at December 31, 2021 and 2020, respectively. The Company has recorded receivables of $30 million and $31 million at December 31, 2021 and 2020, respectively, for expected recoveries against the payment of future premium taxes.

During 1997 and 1998, the Company participated in a workers’ compensation underwriting pool with a third party insurance company. Both companies share equally in the pool. Collectively, the workers’ compensation business is assumed from over 50 ceding companies and retro-ceded to 15 programs. The business covers risks primarily from the 1997 and 1998 underwriting years but also includes risk from the 1996 underwriting year. There were no reinsurance recoverables on claim liabilities and reserves included in these financial statements related to the workers’ compensation business at both December 31, 2021 and 2020. While not included in these statutory financial statements, the Company is contingently liable for losses incurred by its 50 percent pool participant should that third party become insolvent or otherwise unable to meet its obligations under the pool agreement.

At December 31, 2021 and 2020, the Company had admitted assets of $152 million and $234 million, respectively, in premiums receivable due from policyholders (or agents). The Company routinely evaluates the collectability of these receivables. Based upon Company experience, the potential for any loss is not believed to be material to the Company’s financial condition.

During 2021 and 2020, the Company wrote accident and health insurance premiums that were subject to the risk-sharing provisions of the Affordable Care Act (ACA). However, the Company had no balances for the risk corridors program due to exclusion from the program. There was no financial impact of risk-sharing provisions on assets, liabilities or operations, related to the Permanent ACA Risk Adjustment Program. In addition, there was no financial impact of risk-sharing provisions on assets and liabilities related to the Transitional ACA Reinsurance Program. Under this program, the Company has recorded an insignificant amount in reinsurance recoveries due to ACA Reinsurance payments.

Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations, and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations, or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Effective January 1, 2013, the California legislature enacted AB 1747 (the “Act”), which amended the Insurance Code to mandate that life insurance policies issued and delivered in California contain a 60-day grace period during which time the policies must remain in force after a premium payment is missed, and that life insurers provide both a 30-day minimum notification of lapse and the right of policy owners to designate a secondary recipient for lapse and termination notices. Following guidance from the California Department of Insurance and certain industry trade groups, AGL interpreted the Act to be prospective in nature, applying only to policies issued and delivered on or after the Act’s January 1, 2013, effective date. On July 18, 2017, AGL was sued in a putative class action captioned Moriarty v.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

American General Life Insurance Company, No. 17-cv-1709 (S.D. Cal.), challenging AGL’s prospective application of the Act. Plaintiff’s complaint, which is similar to complaints filed against other insurers, argues that policies issued and delivered prior to January 1, 2013, like the $1 million policy issued to Plaintiff’s husband do not lapse - despite nonpayment of premiums - if the insurer has not complied with the Act’s terms. On August 30, 2021, the California Supreme Court issued an opinion in McHugh v. Protective Life Insurance, 12 Cal. 5th 213 (2021), ruling that the Act applies to all policies in force on January 1, 2013, regardless of when the policies were issued. The District Court in Moriarty reached effectively the same result on October 2, 2020, when it held that the Act applied to Plaintiff’s husband’s 25-year term life insurance policy under the theory that the payment of premiums “renewed” Plaintiff’s policy after the effective date of the Act. However, the District Court in Moriarty also ruled on October 2, 2020, that various fact issues precluded a final determination as to AGL’s liability and what (if any) corresponding damages may have resulted. In addition, the District Court denied Plaintiff’s motion for class certification without prejudice on November 25, 2020. On February 7, 2022, Plaintiff filed motions for summary judgment and class certification; AGL has opposed both motions. In addition, on February 7, 2022, AGL filed a motion for partial summary judgment, which Plaintiff has opposed. The District Court heard arguments on these motions on April 11, 2022. Proceedings are ongoing in other California cases that raise similar industry-wide issues. We have accrued our current estimate of probable loss with respect to this litigation.

Standard of Care Development

The Company provides products and services that are subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA), or the Internal Revenue Code of 1986, as amended (the Internal Revenue Code). Plans subject to ERISA include certain pension and profit sharing plans and welfare plans, including health, life and disability plans. As a result, the Company’s activities are subject to the restrictions imposed by ERISA and the Internal Revenue Code, including the requirement under ERISA that fiduciaries must perform their duties solely in the interests of ERISA plan participants and beneficiaries, and that, fiduciaries may not cause a covered plan to engage in certain prohibited transactions. The applicable provisions of ERISA and the Internal Revenue Code are subject to enforcement by the DOL, the Internal Revenue Service (IRS) and the Pension Benefit Guaranty Corporation.

The Company and its distributors are subject to laws and regulations regarding the standard of care applicable to sales of its products and the provision of advice to its customers. In recent years, many of these laws and regulations have been revised or reexamined while others have been newly adopted. The Company continues to closely follow these legislative and regulatory activities. Changes in standard of care requirements or new standards issued by governmental authorities, such as the DOL, the SEC, the NAIC or state regulators and/or legislators, may affect the Company’s businesses, results of operations and financial condition. While the Company cannot predict the long-term impact of these legislative and regulatory developments on the Company’s business, the Company believes its diverse product offerings and distribution relationships position the Company to compete effectively in this evolving marketplace. For further information regarding standard of care developments, please refer to AIG’s Form 10-K for the year ended December 31, 2021.

Business Interruption Insurance Recoveries

The Company did not receive any business interruption insurance recoveries during the periods covered by this statement.

21. RELATED PARTY TRANSACTIONS

Sale of Certain AIG Life and Retirement Retail Mutual Funds Business

On February 8, 2021, AIG announced that SunAmerica Asset Management, LLC (“SAAMCo”), a subsidiary of the Company, entered into a definitive agreement with Touchstone Investments (“Touchstone”), an indirect wholly-owned subsidiary of Western & Southern Financial Group, to sell certain assets of SAAMCo’s Retail Mutual Funds business. As of June 30, 2021, SAAMCo’s Mutual Funds business managed $7.1 billion in assets across eighteen funds. The

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

transaction closed on July 16, 2021 at which time initial proceeds were received, and twelve retail mutual funds managed by SAAMCo, with $6.8 billion in assets, were reorganized into Touchstone funds. Additional consideration may be earned over a three-year period based on asset levels in certain reorganized funds. Six retail mutual funds managed by SAAMCo and not included in the transaction were liquidated. AIG Life and Retirement will retain its fund management platform and capabilities dedicated to its variable annuity insurance products.

Events Related to AIG

On October 26, 2020, AIG announced its intention to separate its Life and Retirement business from AIG. On November 2, 2021, AIG and Blackstone Inc. (“Blackstone”) completed the acquisition by Blackstone of a 9.9 percent equity stake in Corebridge for $2.2 billion in an all cash transaction, subject to adjustment if the final pro forma adjusted book value is greater or lesser than the target pro forma adjusted book value. As part of the separation, most of AIG’s investment operations were transferred to Corebridge or its subsidiaries as of December 31, 2021, and AIG entered into a long-term asset management relationship with Blackstone to manage an initial $50 billion of our existing investment portfolio beginning in the fourth quarter of 2021, with that amount increasing by increments of $8.5 billion per year for five years beginning in the fourth quarter of 2022, for an aggregate of $92.5 billion. In addition, Blackstone designated one member of the Board of Directors of Corebridge, which consists of 13 directors. Pursuant to the definitive agreement, Blackstone will be required to hold its ownership interest in Corebridge following the completion of the separation of the Life and Retirement business, subject to exceptions permitting Blackstone to sell 25%, 67% and 75% of its shares after the first, second and third anniversaries, respectively, of the initial public offering of Corebridge (the “IPO”), with the transfer restrictions terminating in full on the fifth anniversary of the IPO.

While it is currently believed that the IPO is the next step in the separation of the Life and Retirement business from AIG, no assurance can be given regarding the form that future separation transactions may take or the specific terms or timing thereof, or that a separation will in fact occur. Any separation transaction will be subject to the satisfaction of various conditions and approvals, including approval by the AIG Board of Directors, receipt of insurance and other required regulatory approvals, and satisfaction of any applicable requirements of the Securities and Exchange Commission (“SEC”). For further information regarding AIG’s announcement, please refer to AIG’s Form 10-K for the year ended December 31, 2021.

On November 1, 2021, Corebridge declared a dividend payable to AIG in the amount of $8.3 billion. In connection with such dividend, Corebridge issued a promissory note to AIG in the amount of $8.3 billion, which will be required to be paid to AIG prior to the initial public offering of Corebridge. AIG released a press release announcing the completion of the sale. As of February 16, 2022, no amounts have been paid under the promissory note. Please refer to AIG Form 10-K dated February 17, 2022 for additional information.

On December 15, 2021, AIG and Blackstone Real Estate Income Trust (BREIT), a long-term, perpetual capital vehicle affiliated with Blackstone, completed the acquisition by BREIT of AIG’s interests in a U.S. affordable housing portfolio for $4.9 billion, in an all cash transaction. AIG’s interests in the affordable housing portfolio sold were primarily held through Corebridge with the remainder held through SA Affordable Housing, LLC, an affiliate of the Company.

COVID-19

The COVID-19 pandemic is still evolving, but it has caused significant societal disruption and created adverse economic impacts relevant to our business, such as a mortality increase as compared to pricing expectations, volatility in the capital markets, disruptions in the labor market, supply chain disruption, and most recently, an inflationary environment.

We cannot estimate the ultimate impact of the COVID-19 pandemic on our business, results of operations, financial condition and liquidity. We also cannot, at this time, estimate the full extent to which the pandemic has caused and may continue to cause certain risks to our business, including those discussed herein, to be heightened or realized.

For further information regarding the impact of COVID-19 on AIG and its businesses, please refer to AIG’s Form 10-K for the year ended December 31, 2021.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Selkirk Transactions

During 2013 and 2014, the Company entered into securitization transactions in which portfolios of the Company’s commercial mortgage loans were transferred to special purpose entities (Selkirk No.1 Investments, Selkirk No.3A Investments ), with the Company retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, the Company received beneficial interests in certain special purpose entities and cash proceeds from the securitized notes issued to third party investors by other special purpose entities. Selkirk No.1 Investments and Selkirk No.3V Investments was redeemed in full in 2021.

Lighthouse VI

During 2013, the Company, along with its affiliate, The Variable Annuity Life Insurance Company (“VALIC”) executed three transactions (Lighthouse I, Lighthouse II, and Lighthouse III) in which a portfolio of securities was, in each transaction, transferred into a newly established Common Trust Fund (CTF) in exchange for proportionate interests in all assets within each CTF as evidenced by specific securities controlled by and included within the Company’s Representative Security Account (RSA). In each transaction, a portion of the Company’s securities were transferred to the RSA of VALIC in exchange for other VALIC securities. As of October 2021, the CTFs for the Lighthouse I and Lighthouse II transactions were liquidated.

Ambrose

During 2013 and 2014, the Company entered into securitization transactions in which the Company transferred portfolios of high grade corporate securities, and structured securities acquired from AIG, to newly formed special purpose entities (Ambrose 2013-2, Ambrose 2013-3, Ambrose 2013-5, Ambrose 2014-6). As consideration for the transferred securities, the Company received beneficial interests in tranches of structured securities issued by each Ambrose entity. As of May 2021, all of the structured securities issued by the Ambrose entities, held by the Company were redeemed in full.

American Home and National Union Guarantees

The Company has a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies the Company issued between March 3, 2003 and December 29, 2006.

The Company, as successor-in-interest to American General Life and Accident Insurance Company (AGLA) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by AGLA between March 3, 2003 and September 30, 2010.

The Company, as successor-in-interest to SunAmerica Annuity and Life Assurance Company (SAAL) and SunAmerica Life Insurance Company (SALIC) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by SAAL and SALIC between January 4, 1999 and December 29, 2006.

The Company, as successor-in-interest to American General Life Insurance Company of Delaware, formerly known as AIG Life Insurance Company (AIG Life), has a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburg, Pa. (National Union), an indirect wholly owned subsidiary of AIG. Pursuant to the terms of this agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AIG Life between July 13, 1998 and April 30, 2010.

American Home’s and National Union’s audited statutory financial statements are filed with the SEC in the Company’s registration statements for variable products that are subject to the Guarantees.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Cut-Through Agreement

The Company and AIG Life of Bermuda, Ltd. (“AIGB”) entered into a Cut-through Agreement in which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event AIGB becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by AIGB. The Cut-through Agreement was approved by the TDI. The amount of the retained liability on AIGB’s books related to this agreement was approximately $330,000 at December 31, 2021 and 2020. The Company believes the probability of loss under this agreement is remote. No liability has been recognized in relation to this guarantee due to immateriality.

Affiliate Transactions

During the year ended December 31, 2021, the Company purchased or sold securities, at fair market value, from or to one or more of its affiliates in the ordinary course of business. For additional information regarding purchase and sale transactions involving the Company with an affiliate, please refer to the Company’s Annual Registration Statement and monthly amendments filed with the TDI.

Effective January 1, 2011, AGL entered into a Reinsurance Agreement (AGL-1101) with AGC Life pursuant to which certain blocks of life business issued by AGL were ceded to AGCL. The Reinsurance Agreement was non-disapproved by the TDI and Missouri Department of Insurance. Amendment 29 to the reinsurance agreement was approved by the TDI and MDOI effective December 31, 2020 to add certain term and universal life policies issued by AGL on or after January 1, 2020 to the reinsurance agreement. Amendment 29 will be closed to new business as of December 31, 2021.

On June 2, 2020, in connection with AIG’s completion of the sale of a majority of the interests in Fortitude Group Holdings, LLC, the Company executed an Amended and Restated Modified Coinsurance Agreement (the “Amended and Restated ModCo”) with Fortitude Reinsurance Company, Ltd. (“Fortitude”) with an effective date of June 1, 2020. Fortitude is a wholly owned subsidiary of Fortitude Group Holdings, LLC. The Amended and Restated ModCo amends and restates the Modified Coinsurance Agreement previously executed by the Company with Fortitude in February 2018. Following AIG’s completion of the aforementioned sale, Fortitude is no longer an affiliate of the Company.

On January 2, 2020, AGL sold its Houston Campus properties to an affiliate, 2929 REH, a newly formed limited liability company incorporated in the state of Texas. 2929 REH is owned by AIG Life Holdings, Inc. and Knickerbocker Corporation, a Texas corporation wholly owned by AIG Life Holdings, Inc. The sale of the properties is treated as a sale and leaseback transaction pursuant to SSAP 22R. The gain on sale of $253 million was recognized directly to special surplus funds and will be subsequently amortized to unassigned surplus over a 10 year period. Amortization for the period ending December 31, 2021 and 2020 were $25 million each year.

AIG Life Holdings, Inc. issued two senior promissory notes to AGL in the amount of $150 million and $200 million (“2019 Promissory Notes”), respectively in exchange for cash. Each of the promissory notes was supported by a guarantee issued by AIG for the benefit of AGL, with maturity dates of five and four years respectively and interest rates of 2.52% and 2.40% per year respectively. On December 30, 2019, the TDI issued a letter allowing AGL to record the total amounts due under each promissory note as an admitted asset for the period ending March 31, 2020 and in each subsequent quarter thereafter subject to certain conditions and in accordance with applicable provisions of SSAP 25.

In 2018, AGLIC Investments Bermuda Limited, a Bermuda corporation (“AGLIC Bermuda”) was formed by the Company as an investment subsidiary under Texas Insurance Code Section 823.255. The Company made capital contributions of $263 million, $320 million, and $297 million in 2021, 2020 and 2019, respectively. AGLIC Bermuda made distributions to the Company of $113 million in 2021, $8 million in 2020 and $0 in 2019.

At December 31, 2021, the company’s unfunded capital commitment to US Fund I, US Fund II, US Fund III, Europe Fund I and Europe Fund II were approximately $87.5 million, $82.2 million, $128 million, $52.8 million and $192.2 million, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2020, the Company’s unfunded capital commitment to U.S. Fund I, U.S. Fund II, U.S Fund III, Europe Fund I and Europe Fund II were approximately $90.7 million, $93.2 million, $128 million, $57.9 million and $229.9 million, respectively.

At December 31, 2019, the Company’s unfunded capital commitment to U.S. Fund I, U.S. Fund II, U.S Fund III, Europe Fund I and Europe Fund II were approximately $93.9 million, $104.3 million, $396.9 million, $52.7 million and $249.9 million, respectively.

Financing Agreements

On January 1, 2015, the Company and certain of its affiliates entered into a revolving loan facility with AIG, in which the Company and each such affiliate can borrow monies from AIG subject to certain terms and conditions. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with the Company’s maximum borrowing limit being $500 million.

At both December 31, 2021 and 2020, the Company did not have notes payable balance outstanding under this facility.

Investments in Subsidiary, Controlled and Affiliated

The following table presents information regarding the Company’s investments in non-insurance SCA entities at December 31, 2021:

(in millions)	Gross Amount	Non-admitted Amount	Admitted Asset Amount	Date of NAIC Filing
AGLIC INVESTMENTS BERMUDA LTD.	$872	$-	$872	October 13, 2020
AGL LOAN INVESTMENTS CORPORATION	83	-	83	May 7, 2020
AIG Direct - SER B	4	4	-	NA
AIG Direct - SER A	4	4	-	NA
AIG Direct - NON VOTING	1	1	-	NA
AIG LIFE FUND HLDGS LTD	24	-	24	December 17, 2020
Sunamerica Affordable Housing LLC	349	-	349	NA
SunAmerica Asset Management LLC	48	48	-	NA
AIGGRE U.S. Real Estate Fund II, LP	184	-	184	NA
AIGGRE U.S. Real Estate Fund III, LP	226	-	226	NA
AIGGRE Europe Real Estate Fund I S.C.SP	31	-	31	NA
AIGGRE U.S. Real Estate Fund I, LP	(6)	-	(6)	NA
AIGGRE Europe Real Estate Fund II LR Feeder, LLC	128	-	128	NA
AIGGRE U.S. Real Estate Fund IV, LP	112	-	112	NA
AIGGRE US Real Estate Fund IV Development Sidecar LP	1	-	1	NA
Southeast Industrial JV LLC	55	-	55	NA
Total	$2,116	$57	$2,059

Operating Agreements

The Company has investments in a Liquidity Pool in which funds are managed by an affiliate, AIG Capital Management Corporation, in the amount of $242 million and $823 million at December 31, 2021 and 2020, respectively. These funds were reclassified in 2020 to cash equivalents from short-term investments per NAIC guidelines.

Pursuant to service and expense agreements, AIG and affiliates provide, or cause to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of costs for services is based generally on estimated levels of usage, transactions or time incurred in providing the respective services. Generally, these agreements provide for the allocation of costs upon either the

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

specific identification basis or a proportional cost allocation basis which management believes to be reasonable. In all cases, billed amounts pursuant to these agreements do not exceed the cost to AIG or the affiliate providing the service. The Company was charged $84 million and $100 million, as part of the cost sharing expenses attributed to the Company but incurred by AIG and affiliates in 2021 and 2020, respectively. The Company is also party to several other service and/or cost sharing agreements with its affiliates. The Company was charged $50 million, $43 million and $86 million under such agreements for expenses attributed to the Company but incurred by affiliates in 2021, 2020 and 2019, respectively.

Pursuant to an amended and restated investment advisory agreement, the majority of the Company’s invested assets are managed by an affiliate. The investment management fees incurred were $102 million in 2021, $119 million in 2020 and $111 million in 2019, respectively.

The majority of the Company’s Swap agreements are entered into with an affiliated counterparty, AIG Markets, Inc. (See Note 7).

Other

The Company engages in structured settlement transactions, certain of which involve affiliated property and casualty insurance companies that are subsidiaries of AIG. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity issued by the Company for the ultimate benefit of the claimant. In certain structured settlement arrangements, the affiliated property and casualty insurance company remains contingently liable for the payments to the claimant.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

22. LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS AND STRUCTURED NOTES HOLDINGS

LBaSS

The following table presents the LBaSS held by the Company at December 31, 2021 for which it had recognized non-interest related OTTI subsequent to the adoption of SSAP 43R:

(in thousands)
CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
07383UGB5	$3,896	$3,784	$112	$3,784	$3,893	03/31/2021
93364AAB8	4,933	4,929	4	4,929	4,887	03/31/2021
32051GJ55	1,317	1,312	5	1,312	1,315	03/31/2021
161546HD1	1,550	1,498	52	1,498	1,535	03/31/2021
2254W0JD8	826	812	14	812	726	03/31/2021
073914C50	46	-	46	-	-	03/31/2021
073914C43	24	-	24	-	-	03/31/2021
22541QR79	2,262	2,257	5	2,257	2,186	03/31/2021
126670MC9	451	443	8	443	446	03/31/2021
5899296T0	112	107	5	107	109	03/31/2021
05530VAA7	1,195	1,195	-	1,195	1,164	03/31/2021
94986QAA1	11,564	11,499	65	11,499	11,039	03/31/2021
004421MW0	5,159	5,101	58	5,101	5,045	03/31/2021
126685DB9	1,362	1,265	97	1,265	1,297	03/31/2021
466247ED1	474	416	58	416	470	03/31/2021
61745MWR0	30	5	25	5	3	03/31/2021
126380AU8	671	582	89	582	532	03/31/2021
073914C76	16	-	16	-	-	03/31/2021
617445CM1	2	-	2	-	2	03/31/2021
073914D34	18	-	18	-	-	03/31/2021
693675BQ2	1,278	1,265	13	1,265	1,213	03/31/2021
693675BR0	733	732	1	732	692	03/31/2021
Quarterly Total	$37,919	$37,202	$717	$37,202	$36,554
3622MSAA0	$753	$710	$43	$710	$616	06/30/2021
31359UPW9	450	428	22	428	413	06/30/2021
466247GJ6	6	-	6	-	-	06/30/2021
885220HM8	1,342	1,338	4	1,338	1,443	06/30/2021
86359BXM8	33	33	-	33	33	06/30/2021
576434EX8	34	15	19	15	13	06/30/2021
5899296D5	49	18	31	18	18	06/30/2021
02149QAA8	29,578	17,925	11,653	17,925	28,237	06/30/2021
004421MR1	984	685	299	685	981	06/30/2021
Quarterly Total	$33,229	$21,152	$12,077	$21,152	$31,754
07384YNJ1	468	468	-	468	487	09/30/2021
92922FG93	3,814	3,814	-	3,814	5,468	09/30/2021
126673Z39	10,375	10,375	-	10,375	15,557	09/30/2021
86360WAD4	1,979	1,563	416	1,563	1,916	09/30/2021
362290AM0	80	64	16	64	74	09/30/2021
Quarterly Total	$16,716	$16,284	$432	$16,284	$23,502
		Year-end total	$13,226

None of the structured notes held by the Company are defined as a Mortgage-Referenced Security by the IAO.

23. SUBSEQUENT EVENTS

Management considers events or transactions that occur after the reporting date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

disclosures. The Company has evaluated subsequent events through April 22, 2022, the date the financial statements were issued.

Following receipt of all regulatory approvals and the satisfaction of other conditions, effective as of January 1, 2022, AIG Life Holdings Inc., sold to an affiliate of Fortitude Re all of the outstanding capital stock of Fortitude Life & Annuity Solutions, Inc. (“FLAS”), a licensed third party administrator. Concurrent with the closing of the sale, the Company and its affiliate, USL, each entered into an administrative services agreement and a third party administration agreement with FLAS pursuant to which each company transferred administration to FLAS of its life and annuity businesses ceded to Fortitude Re and certain of its other life policies and annuity contracts.

On March 28th, 2022, AIG announced a strategic partnership with BlackRock, Inc. (“BlackRock”), through which BlackRock will manage a significant portion of fixed income and other assets in the AIG and Life & Retirement investment portfolios. The arrangements contemplate BlackRock managing up to $60 billion of the global AIG investment portfolio and up to $90 billion of the Life & Retirement investment portfolio. Additionally, BlackRock’s Aladdin platform will provide investment management technology for both AIG and Life & Retirement.

On March 29, 2022, AIG issued a press release announcing that its majority-owned subsidiary, Corebridge Financial, Inc., intends to commence a private offering of senior unsecured notes (the “Notes”) in connection with the previously announced separation of AIG’s Life and Retirement business. The Notes will be offered in a private offering exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”).

The Company paid an ordinary dividend of $400 million to AGC Life Insurance Company on March 28, 2022.

Supplemental Information

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

(in millions)	December 31, 2021
Investment income earned:
Government bonds	$48
Other bonds (unaffiliated)	4,754
Bonds of affiliates	9
Preferred stocks (unaffiliated)	4
Common stocks (unaffiliated)	7
Common stocks of affiliates	326
Cash and short-term investments	14
Mortgage loans	949
Real estate	4
Contract loans	65
Other invested assets	1,348
Derivative instruments	167
Miscellaneous income	5
Gross investment income	$7,700

Real estate owned - book value less encumbrances	$9

Mortgage loans - book value:
Commercial mortgages	$20,471
Residential mortgages	1,553
Mezzanine loans	393
Affiliated commercial mortgages	24
Affiliated residential mortgages	80
Total mortgage loans	$22,521

Mortgage loans by standing - book value:
Good standing	$22,081
Good standing with restructured terms	405
Interest overdue more than 90 days, not in foreclosure	35
Foreclosure in process	-
Total mortgage loans	$22,521

Partnerships - statement value	$6,681

Bonds and stocks of parents, subsidiaries and affiliates - statement value:
Bonds	$350
Common stocks	979

Bonds, short-term and cash equivalent bond investments by class and maturity:
Bonds, short-term and cash equivalent bond investments by maturity - statement value:
Due within one year or less	$6,675
Over 1 year through 5 years	23,554
Over 5 years through 10 years	26,304
Over 10 years through 20 years	16,400
Over 20 years	35,474
Total maturity	$108,407

Bonds, short-term and cash equivalent bond investments by class - statement value:
Class 1	$59,838
Class 2	40,881
Class 3	4,189
Class 4	2,932
Class 5	465
Class 6	102
Total by class	$108,407

Total bonds, short-term and cash equivalent bond investments publicly traded	$64,065
Total bonds, short-term and cash equivalent bond investments privately placed	44,343

Preferred stocks - statement value	$91
Common stocks - market value	1,144
Short-term investments - book value	632
Cash equivalents - book value	357
Options, caps and floors owned - statement value	729
Collar, swap and forward agreements open - statement value	127
Futures contracts open - current value	4
Cash on deposit	(188)

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES (Continued)

(in millions)	December 31, 2021
Life insurance in-force:
Industrial	$735
Ordinary	81,524
Credit	-
Group	4,058

Amount of accidental death insurance in-force under ordinary policies	4,600

Life insurance policies with disability provisions in-force:
Industrial	202
Ordinary	39,064
Group life	39

Supplementary contracts in-force:
Ordinary - not involving life contingencies:
Amount on deposit	703
Income payable	378

Ordinary - involving life contingencies:
Amount on deposit	263
Income payable	80

Group - not involving life contingencies:
Amount on deposit	1
Annuities:
Ordinary:
Immediate - amount of income payable	$1,358
Deferred, fully paid - account balance	60,348
Deferred, not fully paid - account balance	41,214

Group:
Amount of income payable	552
Fully paid - account balance	535
Not fully paid - account balance	20,974

Accident and health insurance - premiums in-force:
Other	$76
Group	-
Credit	-
Deposit funds and dividend accumulations:
Deposit funds - account balance	$7,256
Dividend accumulations - account balance	535

Claim payments in 2021:
Group accident & health:
2021	$46
2020	75
2019	111
2018	466
2017	11,021
Prior	141,018

Other accident & health:
2021	(81,919)
2020	(58,930)
2019	(14,085)
2018	56,897
2017	67,620
Prior	287,144

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

DECEMBER 31, 2021

(in millions)

1.   The Company’s total admitted assets as of December 31, 2021 are $217.1 billion.

The Company’s total admitted assets, excluding separate accounts, as of December 31, 2021 are $146.8 billion.

2.   Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the Appendix to the IAO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans:

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	Carlyle Group	OIA	$1,113	0.80%
b.	AIG Global Real Estate Investment Corp	OIA RE	802	0.50
c.	Amazon.com, Inc.	BONDS	755	0.50
d.	Duke Energy Corporation	BONDS	682	0.50
e.	Senior Direct Lending Program LLC	BONDS	618	0.40
f.	American Electric Power Company, Inc.	BONDS	600	0.40
g.	Microsoft Corporation	BONDS	580	0.40
h.	CVS Health Corporation	BONDS	565	0.40
i.	Comcast Corporation	BONDS	546	0.40
j.	Exelon Corporation	BONDS	533	0.40

3.   The Company’s total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

Bonds and Short-Term Investments			Preferred Stocks
NAIC Rating	Amount	Percentage of Total Admitted Assets	NAIC Rating	Amount	Percentage of Total Admitted Assets
NAIC - 1	$59,839	40.80%	P/RP - 1	$74	0.10%
NAIC - 2	40,881	27.80	P/RP - 2	6	-
NAIC - 3	4,189	2.90	P/RP - 3	5	-
NAIC - 4	2,932	2.00	P/RP - 4	-	-
NAIC - 5	465	0.30	P/RP - 5	6	-
NAIC - 6	102	0.10	P/RP - 6	-	-

4.   Assets held in foreign investments:

		Amount	Percentage of Total Admitted Assets
a.	Total admitted assets held in foreign investments	$12,914	8.80%
b.	Foreign currency denominated investments	1,300	0.90
c.	Insurance liabilities denominated in that same foreign currency	-	-

5.   Aggregate foreign investment exposure categorized by NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1	$10,369	7.10%
b.	Countries rated NAIC - 2	1,512	1.00
c.	Countries rated NAIC - 3 or below	1,033	0.70

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

DECEMBER 31, 2021

(in millions)

6.   Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
a. Countries rated NAIC - 1
Country 1: Cayman Islands	$2,379	1.60%
Country 2: United Kingdom	1,474	1.00
b. Countries rated NAIC - 2
Country 1: Mexico	495	0.30
Country 2: Indonesia	289	0.20
c. Countries rated NAIC - 3 or below
Country 1: Colombia	190	0.10
Country 2: Turkey	49	-

7.   Aggregate unhedged foreign currency exposure:

	Amount	Percentage of Total Admitted Assets
Aggregate unhedged foreign currency exposure	$1,300	0.90%

8.   Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
a. Countries rated NAIC - 1	$1,259	0.90%
b. Countries rated NAIC - 2	-	-
c. Countries rated NAIC - 3 or below	42	-

9.   Two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
a. Countries rated NAIC - 1
Country 1: Ireland	$849	0.60%
Country 2: United Kingdom	307	0.20
b. Countries rated NAIC - 2
Country 1:	-	-
Country 2:	-	-
c. Countries rated NAIC - 3 or below
Country 1: Brazil	2	-
Country 2:	-	-

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

DECEMBER 31, 2021

(in millions)

10.   Ten largest non-sovereign (i.e. non-governmental) foreign issues:

		NAIC Rating	Amount	Percentage of Total Admitted Assets
a.	Royal Dutch Shell plc	NAIC 1 - Bonds	$324	0.20%
b.	Usil Finance Designated Activity Company	MORTGAGE LOAN	213	0.10
c.	HSBC Holdings plc	NAIC 1 & 2 - Bonds	200	0.10
d.	AstraZeneca PLC	NAIC 1 & 2 - Bonds	174	0.10
e.	Barclays PLC	NAIC 2 - Bonds	166	0.10
f.	Groupe BPCE	NAIC 1 & 2 - Bonds	152	0.10
g.	Deutsche Telekom AG	NAIC 2 - Bonds	136	0.10
h.	Enel S.p.A.	NAIC 2 - Bonds	132	0.10
i.	Cooperatieve Rabobank U.A.	NAIC 1 & 2 - Bonds	128	0.10
j.	Credit Suisse Group AG	NAIC 2 - Bonds	122	0.10

11.   Assets held in Canadian investments are less than 2.5% of the reporting entity’s total admitted assets.

12.   Assets held in investments with contractual sales restrictions are less than 2.5 percent of the Company’s total admitted assets.

13.   The Company’s admitted assets held in the ten largest equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1) are:

		Amount	Percentage of Total Admitted Assets
a.	Carlyle Group	$1,113	0.80%
b.	AIG Global Real Estate Investment Corp	802	0.50
c.	SUNAMERICA INVESTMENT INC.	349	0.20
d.	Think Investments LLC	283	0.20
e.	AIG Home Loan	262	0.20
f.	GENERAL ATLANTIC	211	0.10
g.	Federal Home Loan Banks	158	0.10
h.	Tiger Global Management LLC	155	0.10
i.	TEACHERS INSUR & ANNUITY	142	0.10
j.	MS Term Facility	134	0.10

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

DECEMBER 31, 2021

(in millions)

14.   Assets held in nonaffiliated, privately placed equities:

		Amount	Percentage of Total Admitted Assets
Aggregate statement value of investment held in nonaffiliated, privately placed equities:		$1,813	1.20%

Largest three investments held in nonaffiliated, privately placed equities:
a.	Carlyle Alternative Opportunities Fund L.P.	$335	0.20
b.	Think Investments Fund LP	283	0.20
c.	AIG Home Loan 2 LLC	262	0.20

Ten largest fund managers:

Fund Manager		Total Invested	Diversified	Non- diversified
a.	Carlyle Group	$1,113	$1,113	$-
b.	AIG Global Real Estate Investment Corp	802	-	802
c.	SUNAMERICA INVESTMENT INC.	349	349	-
d.	Think Investments LLC	283	283	-
e.	AIG Home Loan	262	262	-
f.	GENERAL ATLANTIC	211	211	-
g.	Tiger Global Management LLC	155	155	-
h.	TEACHERS INSUR & ANNUITY	142	142	-
i.	MS Term Facility	134	-	134
j.	Project Bard BRED Repo Loan (AIG)	129	-	129

15.   Assets held in general partnership interests are less than 2.5 percent of the Company’s total admitted assets.

16.   Mortgage loans reported in Schedule B, include the following ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

		Amount	Percentage of Total Admitted Assets
a.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002341, NY	$366	0.20%
b.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555207, GBR	348	0.20
c.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555180, DK	333	0.20
d.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555143, GBR	284	0.20
e.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555161, GBR	272	0.20
f.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555184, GBR	271	0.20
g.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002711, NJ	265	0.20
h.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555187, GBR	235	0.20
i.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002507, NY	234	0.20
j.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555164, GBR	233	0.20

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

DECEMBER 31, 2021

(in millions)

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

		Amount	Percentage of Total Admitted Assets
a.	Construction loans	$1,524	1.00%
b.	Mortgage loans over 90 days past due	63	-
c.	Mortgage loans in the process of foreclosure	1	-
d.	Mortgage loans foreclosed	-	-
e.	Restructured mortgage loans	36	-

17.   Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

		Residential		Commercial		Agricultural
Loan-to-Value		Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a.	above 95%	$-	-%	$127	0.10%	$-	-%
b.	91% to 95%	3	-	67	-	-	-
c.	81% to 90%	37	-	344	0.20	-	-
d.	71% to 80%	497	0.30	1,563	1.10	-	-
e.	below 70%	1,096	0.70	18,543	12.60	-	-

18. Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5 percent of the Company’s total admitted assets.

19.  Assets held in mezzanine real estate loans are less than 2.5 percent of the Company’s total admitted assets.

20.   The Company’s total admitted assets subject to the following types of agreements as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a.	Securities lending (do not include assets held as collateral for such transactions)	$2,107	1.40%	$1,530	$1,671	$1,695
b.	Repurchase agreements	117	0.10	116	148	131
c.	Reverse repurchase agreements	-	-	-	-	-
d.	Dollar repurchase agreements	-	-	-	-	-
e.	Dollar reverse repurchase agreements	-	-	-	-	-

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

DECEMBER 31, 2021

(in millions)

21. The Company’s potential exposure to warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written
	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. Hedging	$-	-%	$-	-%
b. Income generation	-	-	-	-
c. Other	-	-	-	-

22. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of the following dates:

Unaudited At End of Each Quarter
	At Year-End		1st Quarter	2nd Quarter	3rd Quarter
	Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a. Hedging	$825	0.60%	$853	$825	$828
b. Income generation	-	-	-	-	-
c. Replications	-	-	-	-	-
d. Other	-	-	-	-	-

23. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts as of the following dates:

Unaudited At End of Each Quarter
	At Year-End		1st Quarter	2nd Quarter	3rd Quarter
	Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a. Hedging	$152	0.10%	$146	$156	$127
b. Income generation	-	-	-	-	-
c. Replications	-	-	-	-	-
d. Other	-	-	-	-	-

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE

DECEMBER 31, 2021

(in millions)	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement

Investment Categories	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	$1,351	0.9%	$1,351	$-	$1,351	0.9%
All other governments	2,960	2.1	2,960	-	2,960	2.1
U.S. states, territories and possessions, etc. guaranteed	349	0.2	349	-	349	0.2
U.S. political subdivisions of states, territories, and possessions, guaranteed	336	0.2	336	-	336	0.2
U.S. special revenue and special assessment obligations, etc. non-guaranteed	6,820	4.8	6,820	-	6,820	4.8
Industrial and miscellaneous	92,129	64.5	92,129	-	92,129	64.5
Hybrid securities	525	0.4	525	-	525	0.4
Parent, subsidiaries and affiliates	350	0.2	350	-	350	0.2
SVO identified funds	-	-	-	-	-	-
Unaffiliated Bank loans	2,955	2.1	2,955	-	2,955	2.1
Total long-term bonds	107,775	75.4	107,775	-	107,775	75.4
Preferred stocks:
Industrial and miscellaneous (Unaffiliated)	91	0.1	91	-	91	0.1
Parent, subsidiaries and affiliates	-	-	-	-	-	-
Total preferred stocks	91	0.1	91	-	91	0.1
Common stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	7	-	7	-	7	-
Industrial and miscellaneous Other (Unaffiliated)	158	0.1	158	-	158	0.1
Parent, subsidiaries and affiliates Publicly traded	872	0.6	872	-	872	0.6
Parent, subsidiaries and affiliates Other	115	0.1	106	-	106	0.1
Mutual funds	1	-	1	-	1	-
Total common stocks	1,153	0.8	1,144	-	1,144	0.8
Mortgage loans:
Farm mortgages	-	-	-	-	-	-
Residential mortgages	1,633	1.1	1,633	-	1,633	1.1
Commercial mortgages	20,495	14.3	20,495	-	20,495	14.4
Mezzanine real estate loans	393	0.3	393	-	393	0.3
Total valuation allowance	(245)	(0.2)	(245)	-	(245)	(0.2)
Total mortgage loans	22,276	15.5	22,276	-	22,276	15.6
Real estate:
Properties occupied by company	6	-	6	-	6	-
Properties held for production of income	3	-	3	-	3	-
Properties held for sale	-	-	-	-	-	-
Total real estate	9	-	9	-	9	-
Cash, cash equivalents and short-term investments:
Cash	(188)	(0.1)	(188)	1,329	1,141	0.8
Cash equivalents	357	0.3	357	399	756	0.5
Short-term investments	632	0.4	632	-	632	0.4
Total cash, cash equivalents and short-term investments	801	0.6	801	1,728	2,529	1.7
Contract loans	1,184	0.8	1,164	-	1,164	0.8

Derivatives	1,082	0.8	1,082	-	1,082	0.8

Other invested assets	6,552	4.6	6,429	-	6,429	4.5

Receivables for securities	197	0.1	197	-	197	0.1

Securities lending	1,727	1.2	1,727	XXX	XXX	XXX

Other invested assets	91	0.1	91	-	91	0.1

Total invested assets	$142,938	100%	$142,786	$1,728	$142,787	100%

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES

DECEMBER 31, 2021

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.

Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply: ________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes [ ] No [ ] N/A [ X ]

2.

Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply: ________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes [ ] No [ ] N/A [ X ]

3.

Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more features which may result in delays in payment in form of in fact:

(a)	Provisions that permit the reporting of losses to be made less frequent than quarterly;

(b)	Provisions that permit settlements to be made less frequently than quarterly;

(c)	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

(d)	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes [ ] No [ X ]

4.

Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of Contract	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance - new for the reporting period	Yes [ ] No [ X ]		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes [ X ] No [ ]		Yes [ ] No [ X ] N/A [ ]

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES

DECEMBER 31, 2021

5.

Has the Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

(e)	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes [ ] No [ X ] N/A [ ]

(f)	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes [ ] No [ X ] N/A [ ]

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:

American Home Assurance Company

An AIG Company

NAIC Code: 19380

Statutory Basis Financial Statements

As of December 31, 2021 and 2020

and for the years ended December 31, 2021, 2020 and 2019

AMERICAN HOME ASSURANCE COMPANY

Statutory Basis Financial Statements

As of December 31, 2021 and 2020 and for the years ended December 31, 2021, 2020 and 2019

Report of Independent Auditors

To the Board of Directors of American Home Assurance Company:

Opinions

We have audited the accompanying statutory basis financial statements of American Home Assurance Company (the “Company”), which comprise the statements of admitted assets, and of liabilities, capital and surplus as of December 31, 2021 and 2020, and the related statements of operations and changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and changes in capital and surplus, and its cash flows for each of the three years in the period ended December 31, 2021, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations and changes in capital and surplus, or its cash flows for each of the three years in the period ended December 31, 2021.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017

T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.
•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Emphasis of Matter

As discussed in Notes 1, 6 and 7 to the financial statements, the Company has entered into significant transactions with certain affiliated entities. Our opinion is not modified with respect to this matter.

/s/ PricewaterhouseCoopers LLP

New York, NY

April 25, 2022

American Home Assurance Company

Statutory Basis Financial Statement

(Dollars in Millions)

Statements of Admitted Assets

	December 31, 2021	December 31, 2020
Cash and invested assets:
Bonds, primarily at amortized cost (fair value: 2021 - $14,084; 2020 - $14,633)	$13,516	$13,717
Common stocks, at carrying value (cost: 2021 - $279; 2020 - $210)	292	250
Other invested assets (cost: 2021 - $1,925; 2020 - $2,200)	2,389	2,571
Mortgage loans	1,936	2,043
Derivative instruments	2	-
Short-term investments, at amortized cost (approximates fair value)	171	124
Cash and cash equivalents	456	441
Receivable for securities sold	60	21
Total cash and invested assets	$18,822	$19,167

Investment income due and accrued	$83	$137
Agents’ balances or uncollected premiums:
Premiums in course of collection	1,183	1,162
Premiums and installments booked but deferred and not yet due	136	140
Accrued retrospective premiums	324	435
High deductible recoverable on paid losses	34	40
Reinsurance recoverable on paid losses	600	612
Funds held by or deposited with reinsurers	271	261
Net deferred tax assets	479	621
Receivables from parent, subsidiaries and affiliates	46	94
Other assets	128	198
Allowance for uncollectible accounts	(36)	(39)
Total admitted assets	$22,070	$22,828

See Notes to Statutory Basis Financial Statements

  5        STATEMENTS OF ADMITTED ASSETS – As of December 31, 2021 and 2020

American Home Assurance Company

Statutory Basis Financial Statement

(Dollars in Millions, Except Share Information)

Statements of Liabilities, Capital and Surplus

	December 31, 2021	December 31, 2020
Liabilities
Reserves for losses and loss adjustment expenses	$8,216	$8,979
Unearned premium reserves	2,554	2,731
Commissions, premium taxes, and other expenses payable	112	119
Reinsurance payable on paid loss and loss adjustment expenses	303	816
Current federal and foreign taxes payable to parent	18	15
Funds held by company under reinsurance treaties	1,561	1,809
Provision for reinsurance	24	25
Ceded reinsurance premiums payable, net of ceding commissions	598	487
Collateral deposit liability	400	277
Payable for securities purchased	94	246
Payable to parent, subsidiaries and affiliates	128	196
Derivative instruments	-	22
Other liabilities	400	410
Total liabilities	$14,408	$16,132

Capital and Surplus
Common capital stock, $20 par value, 1,758,158 shares authorized, 1,556,054 shares issued and outstanding	$31	$31
Capital in excess of par value	6,730	6,730
Unassigned surplus (deficit)	210	(870)
Special surplus funds from reinsurance	691	805
Total capital and surplus	$7,662	$6,696
Total liabilities, capital and surplus	$22,070	$22,828

See Notes to Statutory Basis Financial Statements

  6        STATEMENTS OF LIABILITIES, CAPITAL and SURPLUS - As of December 31, 2021 and 2020

American Home Assurance Company

Statutory Basis Financial Statement

(Dollars in Millions)

Statements of Operations and Changes in Capital and Surplus

	For the Years Ended December 31,

	2021	2020	2019
Statements of Operations
Underwriting income:
Premiums earned	$4,110	$4,832	$5,369

Underwriting deductions:
Losses incurred	2,596	3,255	2,920
Loss adjustment expenses	196	366	814
Other underwriting expenses	1,391	1,547	1,904

Total underwriting deductions	4,183	5,168	5,638

Net underwriting loss	(73)	(336)	(269)

Investment gain:
Net investment income earned	806	664	825
Net realized capital gain (net of capital gains tax expense: 2021 - $26; 2020 - $22; 2019 - $42)	260	91	127

Net investment gain	1,066	755	952

Net loss from agents’ or premium balances charged-off	4	(2)	(1)
Other expense	(74)	(113)	(96)

Net Income after capital gains taxes and before federal income taxes	923	304	586
Federal and foreign income tax benefit	(20)	(13)	(35)
Net Income	$943	$317	$621

Change in Capital and Surplus
Capital and surplus, as of December 31, previous year	$6,696	$5,995	$5,923
Adjustment to beginning surplus (Note 2)	-	(9)	21

Capital and surplus, as of January 1,	6,696	5,986	5,944
Cumulative effect of changes in accounting principles	-	-	(39)
Other changes in capital and surplus:
Net Income	943	317	621
Change in net unrealized capital gain (net of capital gain (loss) tax expense (benefit): 2021 - $25; 2020 - $15; 2019 - ($1))	52	178	21
Change in net deferred income tax	(169)	(77)	(143)
Change in nonadmitted assets	52	11	115
Change in provision for reinsurance	1	(9)	13
Capital contribution (Return of Capital)	-	245	(504)
Change in par value of common stock	-	-	2
Foreign exchange translation	90	(116)	(12)
Change in assumed mortgage guaranty contingency reserve	4	(21)	(26)
Change in ceded mortgage guaranty contingency reserve	(4)	184	-
Other surplus adjustments	(3)	(2)	3

Total changes in capital and surplus	966	710	51
Capital and Surplus, as of December 31,	$7,662	$6,696	$5,995

See Notes to Statutory Basis Financial Statements

  7    STATEMENTS OF OPERATIONS and CHANGES IN CAPITAL AND SURPLUS - for the years ending December 31, 2021, 2020 and 2019

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

Statements of Cash Flows

	For the Years Ended December 31,
	2021	2020	2019
Cash from Operations:
Premiums collected, net of reinsurance	$4,239	$4,809	$5,118
Net investment income	744	583	677
Miscellaneous income (expense)	13	(6)	9

Sub-total	4,996	5,386	5,804

Benefit and loss related payments	2,747	3,848	4,296
Commission and other expense paid	1,778	2,141	2,510
Federal and foreign income taxes recovered	(2)	(14)	(8)

Net cash provided from (used in) operations	473	(589)	(994)

Cash from Investments:
Proceeds from investments sold, matured, or repaid
Bonds	5,415	3,708	4,296
Stocks	1	51	140
Mortgage loans	465	485	293
Other investments	1,180	1,338	1,374

Total proceeds from investments sold, matured, or repaid	7,061	5,582	6,103

Cost of investments acquired:
Bonds	6,223	4,434	3,637
Stocks	68	46	12
Mortgage loans	365	45	164
Other investments	869	782	914

Total cost of investments acquired	7,525	5,307	4,727

Net cash (used in) provided from investing activities	(464)	275	1,376

Cash from Financing and Miscellaneous Sources:
Capital contributions	-	245	(15)
Intercompany (payments) receipts	(265)	211	11
Net deposit activity on deposit-type contracts and other insurance	(10)	(2)	(1)
Collateral deposit liability receipts (payments)	147	1	(93)
Other receipt (payments)	181	(61)	(75)

Net cash provided from (used in) financing and miscellaneous activities	53	394	(173)

Net change in cash, cash equivalents, and short-term investments	62	80	209
Cash, cash equivalents, and short-term investments

Beginning of year	565	485	276

End of year	$627	$565	$485

Refer to Note 11D for description of non-cash items.

See Notes to Statutory Basis Financial Statements

  8        STATEMENTS OF CASH FLOW – for the years ended December 31, 2021, 2020 and 2019

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

1.	Organization and Summary of Significant Statutory Basis Accounting Policies

A.	Basis of Organization and Presentation

Organization

American Home Assurance Company (“the Company” or “American Home”) is a direct wholly-owned subsidiary of AIG Property Casualty U.S., Inc. (“AIG PC US”), a Delaware corporation, which is in turn owned by AIG Property Casualty Inc. (“AIG PC”), a Delaware corporation. The Company’s ultimate parent is American International Group, Inc. (the “Ultimate Parent” or “AIG”). AIG conducts its property and casualty operations through multiple line companies writing substantially all commercial (casualty, property, specialty and financial liability) and consumer (accident & health and personal lines) insurance both domestically and abroad.

The Company is party to an inter-company pooling agreement (the “Combined Pooling Agreement”), among the twelve companies listed below, collectively named the Combined Pool. Effective January 1, 2021, the Combined Pooling Agreement was amended and restated among the twelve member companies (the “2021 Repooling transaction”). The member companies of the Combined Pool, their National Association of Insurance Commissioners (“NAIC”) company codes, inter-company pooling percentages under the Combined Pooling Agreement, and states of domicile are as follows:

Company	NAIC Company	Pool Participation Percentage as of January 1, 2021	Pool Participation Percentage as of December 31, 2020	State of Domicile
National Union *	19445	35%	35%	Pennsylvania
American Home	19380	32%	35%	New York
Lexington	19437	30%	30%	Delaware
C&I	19410	3%	0%	New York
APCC	19402	0%	0%	Illinois
ISOP	19429	0%	0%	Illinois
New Hampshire	23841	0%	0%	Illinois
Specialty	26883	0%	0%	Illinois
Assurance	40258	0%	0%	Illinois
Granite	23809	0%	0%	Illinois
Illinois National	23817	0%	0%	Illinois
AIU	19399	0%	0%	New York

* Lead Company of the Combined Pool

Refer to Note 6 for additional information on the Combined Pool and the effects of the changes in the intercompany pooling arrangements (the “2021 Repooling Transaction”). The Company decreased its participation percentage from 35% to 32% as a result of the 2021 Repooling Transaction.

The Company accepts commercial business primarily through a network of independent retail and wholesale brokers and through independent agency networks. In addition, the Company accepts consumer business primarily through agents and brokers, as well as through direct marketing and partner organizations. There were no Managing Agents or Third Party Administrators who placed direct written premium with the Company in an amount exceeding more than 5.0 percent of surplus of the Company for the years ending December 31, 2021, 2020, and 2019.

The Company is diversified in terms of classes of its business, distribution network and geographic locations. The Company has direct written premium concentrations of 5.0 percent or more in the following locations:

  9        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

State / Location	2021	2020	2019
California	$57	$84	$90
Florida	69	59	62
United Arab Emirates	78	50	61
New York	36	39	32
Bermuda*	2	1	57
Thailand*	-	7	27
*Bermuda and Thailand were below 5% in 2021 and 2020.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services (“NY SAP”). Certain balances relating to prior periods have been reclassified to conform to the current year’s presentation.

Additionally, the financial statements include the Company’s U.S. operations, its Dubai, Caribbean, Jamaica and Argentina branch operations and its participation in the American International Overseas Association (the “Association”).

The Company’s financial information as of and for the years ended December 31, 2021, 2020 and 2019 have been presented in accordance with the terms of the Combined Pooling Agreement.

B.	Permitted and Prescribed Practices

NY SAP recognizes only statutory accounting practices prescribed or permitted by the New York State Department of Financial Services (“NY DFS”) for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Code. The NAIC Statutory Accounting Principles included within the Accounting Practices and Procedures Manual (“NAIC SAP”) have been adopted as a component of prescribed practices by the NY DFS. The Superintendent of the NY DFS (the “Superintendent”) has the right to permit other specific practices that differ from prescribed practices.

NY SAP has prescribed the practice of discounting workers’ compensation known case loss reserves on a non-tabular basis. This practice is not prescribed under NAIC SAP.

Accounting practices prescribed by the Insurance Department of the Commonwealth of Pennsylvania (“PA SAP”) provide for the availability of certain offsets in the calculation of the Provision for reinsurance, which offsets are not prescribed under NAIC SAP. The Company applied PA SAP with concurrence from the NY DFS to reflect the transfer of collection risk on certain of the Company’s asbestos related reinsurance recoverable balances, to an authorized third party reinsurer, as another form of collateral acceptable to the Commissioner with respect to the reinsurance recoverable balance from the original reinsurers.

In 2021, the Company received a permitted practice to present the consideration received in relation to loss reserves transferred other than via commutation as part of 2021 Repooling transaction within paid losses rather than as premiums written and earned. The classification had no effect on net income or surplus.

The Company applied a permitted practice to account for the retroactive aggregate excess of loss reinsurance arrangement entered into with National Indemnity Company (“NICO”), a subsidiary of Berkshire Hathaway, Inc., (the “ADC”) as prospective reinsurance. However, any gain associated with the ADC has been reported in a segregated surplus account and does not form part of the Company’s Unassigned surplus, subject to the applicable dividend restrictions; such amounts must be restricted in surplus until such time as payments received by NICO exceed premiums paid for the retrocession. For more information, see Note 7.

The use of the aforementioned permitted and prescribed practices has not affected the Company’s ability to comply with the NY DFS’s risk based capital (“RBC”) and surplus requirements for the 2021, 2020 and 2019 reporting periods.

  10        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

A reconciliation of the net income (loss) and capital and surplus between NAIC SAP and practices prescribed or permitted by NY SAP is shown below:

December 31,	SSAP #	FS Ref	2021	2020	2019

Net Income, NY SAP			$943	$317	$621
State prescribed or permitted practices - addition (charge):
Change in non-tabular discounting	65	(a)	(49)	17	(60)
Adverse Development Cover	62R	(a)	-	-	-
Present the consideration received/paid in relation to the loss reserves within paid losses	62R	(b)	-	-	-

Net Income , NAIC SAP			$894	$334	$561

Statutory surplus, NY SAP			$7,662	$6,696	$5,995
State prescribed or permitted practices - addition (charge):
Non-tabular discounting	65	(a)	(165)	(116)	(133)
Credits for collection risk on certain asbestos reinsurance recoveries	62R	(c)	(43)	(43)	(54)
Adverse Development Cover	62R	(d)	(685)	(799)	(854)
Present the consideration received/paid in relation to the loss reserves within paid losses	62R	(b)	-	-	-

Statutory surplus, NAIC SAP			$6,769	$5,738	$4,954

(a)

Impacts Reserves for losses and loss adjustment expenses within the Statements of Liabilities, Capital and Surplus and Losses incurred within the Statements of Operations and Changes in Capital and Surplus.

(b)	Impacts Losses incurred and Premiums earned within the Statements of Operations and Changes in Capital and Surplus.
(c)

Impacts Provision for reinsurance within the Statements of Liabilities, Capital and Surplus and the change in Provision for reinsurance within the Statements of Operations and Changes in Capital and Surplus.

(d)

Impacts Special surplus funds from reinsurance within the Statements of Liabilities, Capital and Surplus. Although the application of prospective reinsurance treatment to the ADC results in no overall changes to surplus, the permitted practice applied results in any gain being restricted and reported in segregated surplus and does not form part of the Company’s Unassigned surplus.

C.	Use of Estimates in the Preparation of the Financial Statements

The preparation of statutory financial statements in accordance with NY SAP requires the application of accounting policies that often involve a significant degree of judgment. The Company’s accounting policies that are most dependent on the application of estimates and assumptions are considered critical accounting estimates and are related to the determination of:

•	Reserves for losses and loss adjustment expenses (“LAE”) including estimates and recoverability of the related reinsurance assets;
•	Legal contingencies;
•	Other than temporary impairment (“OTTI”) losses on investments;
•

Fair value of certain financial assets, impacting those investments measured at fair value in the Statements of Admitted Assets and Liabilities, Capital and Surplus, as well as unrealized gains (losses) included in Capital and Surplus; and

•

Income tax assets and liabilities, including the recoverability and admissibility of net deferred tax assets and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset.

These accounting estimates require the use of assumptions, including some that are highly uncertain at the time of estimation. It is reasonably possible that actual experience may materially differ from the assumptions used and therefore the Company’s statutory financial condition, results of operations and cash flows could be materially affected.

  11        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

D.	Accounting Policy Differences

NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“US GAAP”). NAIC SAP varies from US GAAP in certain significant respects, including:

Transactions	NAIC SAP Treatment	US GAAP Treatment
Policy Acquisition Costs Principally brokerage commissions and premium taxes arising from the issuance of insurance contracts.	Costs are immediately expensed and are included in Other Underwriting Expenses, except for reinsurance ceding commissions received in excess of the cost to acquire business which are recognized as a deferred liability and amortized over the period of the reinsurance agreement.	Costs directly related to the successful acquisition of new or renewal insurance contracts are deferred and amortized over the term of the related insurance coverage.
Unearned Premiums, Unpaid Losses and Loss Expense Liabilities	Presented net of reinsurance recoverable.	Presented gross of reinsurance with corresponding reinsurance recoverable assets for ceded unearned premiums and reinsurance recoverable on unpaid losses.
Retroactive reinsurance contracts	Gains and losses are recognized in earnings immediately and surplus is segregated to the extent pretax gains are recognized. Certain retroactive affiliate or related party reinsurance contracts are accounted for as prospective reinsurance if there is no gain in surplus as a result of the transaction.	Gains are deferred and amortized over the settlement period of the ceded claim recoveries. Losses are immediately recognized in the Statements of Operations.
Investments in Bonds held as: 1) available for sale 2) fair value option	Investment grade securities (rated by NAIC as class 1 or 2) are carried at amortized cost. Non-investment grade securities (NAIC rated 3 to 6) are carried at the lower of amortized cost or fair value.

All available for sale investments are carried at fair value with changes in fair value, net of applicable taxes, reported in accumulated other comprehensive income within shareholder’s equity.

Fair value option investments are carried at fair value with changes in fair value, net of applicable projected income taxes, reported in Net Investment Income.

Investments in Common Stocks	Carried at fair value with unrealized gains and losses reported, net of applicable taxes, in the Statements of Changes in Capital and Surplus.	All equity securities that do not follow the equity method of accounting, are measured at fair value with changes in fair value recognized in earnings.
Investments in Limited Partnerships, Hedge Funds and Private Equity Interests	Carried at the underlying US GAAP equity with results from the investment’s operations recorded, net of applicable taxes, as unrealized gains (losses) directly in the Statements of Changes in Capital and Surplus.

If aggregate interests allow the holding entity to exercise more than significant influence (typically more than 3%), the investment is recorded as an equity method investment wherein the Company’s pro rata share of income or loss for the period, is recorded as net investment income and adjusted against the carrying value of the asset. Similar equity method investments in investment company entities (eg: hedge funds) is adjusted for the Company’s pro rata share of income or loss for the period which is based on the Net Asset Value (“NAV”) with changes in value recorded to Net Investment Income.

Where the aggregate interests do not allow the entity to exercise significant influence (typically less than 3%), the investment is recorded as equity investment fair valued through net investment income. Similar equity investment in investment companies (eg: hedge funds) are recorded at NAV with changes in value recorded to Net Investment Income.

  12        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

Transactions	NAIC SAP Treatment	US GAAP Treatment
Investments in Subsidiary, Controlled and Affiliated Entities (SCAs)

Subsidiaries are not consolidated.

The equity investment in SCAs are accounted for under the equity method and recorded as Common stock investments. Dividends are recorded within Net Investment Income.

Consolidation is required when there is a determination that the affiliated entity is a variable interest entity (“VIE”) and the reporting entity has a variable interest and the power to direct the activities of the VIE. The VIE assessment would consider various factors including limited partnership (LP) status and inherent rights of equity investors.

Investments in SCAs that are voting interest entities (VOE) with majority voting rights are generally consolidated.

Investments in SCAs where the holding entity exercises significant influence (generally ownership of>3% voting interests for LPs and similar entities and between 20 percent and 50 percent for other entities) are recorded at equity value. The change in equity is included within operating income.

Other-than-temporary impairments	Bonds, other than loan-backed and structured securities, which are considered to be other-than-temporarily impaired, are written down to fair value with a realized loss recognized in the Statements of Operations.	The non-credit portion of impairments relating to debt securities that the entity does not intend to sell and for which it is not more likely than not that the entity will be required to sell before anticipated recovery is recorded in other comprehensive income.
Derivatives	Embedded derivatives are not separated from the host contract and not accounted for separately as derivative instruments.	Contracts may include embedded derivatives that are bifurcated from the host contracts and accounted for separately at fair value.
Statement of Cash Flows	Statutory Statements of Cash Flows must be presented using the direct method. Changes in cash, cash equivalents, and short-term investments and certain sources of cash are excluded from operational cash flows.	The Statements of Cash Flows can be presented using the direct or indirect methods, however are typically presented using the indirect method. Presentation is limited to changes in cash and cash equivalents (short-term investments are excluded).
Deferred Federal Income Taxes

Deferred income taxes are established for the temporary differences between tax and book assets and liabilities, subject to limitations on admissibility of tax assets.

Changes in deferred income taxes are recorded within capital and surplus and have no impact on the Statements of Operations.

The provision for deferred income taxes is recorded as a component of income tax expense, as a component of the Statements of Operations, except for changes associated with items that are included within other comprehensive income where such items are recorded net of applicable income taxes.

Statutory Adjustments

(applied to certain assets including goodwill, furniture and equipment, deferred taxes in excess of limitations, prepaid expenses, overdue receivable balances and unsecured reinsurance amounts)

	Certain asset balances designated as nonadmitted, such as some intangible assets and certain investments in affiliated entities are excluded from the Statements of Admitted Assets and are reflected as deductions from capital and surplus.	All assets and liabilities are included in the financial statements. Provisions for uncollectible receivables are established as valuation allowances and are recognized as expense within the Statements of Operations.

The effects on the financial statements of the variances between NAIC SAP and US GAAP, although not reasonably determinable, are presumed to be material.

  13        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

E.	Significant Statutory Accounting Policies

Premiums

Premiums for insurance and reinsurance contracts are recorded as gross premiums written as of the effective date of the policy. Premiums are earned primarily on a pro-rata basis over the term of the related insurance coverage. Premiums collected prior to the effective date of the policy are recorded as advance premiums, reported as a liability and not considered income until due. Extended reporting endorsements are reflected as premiums written and are earned on a pro-rata basis over the stated term of the endorsement unless the term of the endorsement is indefinite in which case premiums are fully earned at inception of the endorsement along with the recognition of associated loss and LAE.

Unearned premium reserves are established on an individual policy basis, reflecting the terms and conditions of the coverage being provided. Unearned premium reserves represent the portion of premiums written relating to the unexpired terms of coverage as of the date of the financial statements. For policies with coverage periods equal to or greater than thirteen months and generally not subject to cancellation or modification by the Company, premiums are earned using a prescribed percentage of completion method. Additional unearned premium reserves for policies exceeding thirteen months are established as greater of three prescribed tests.

Reinsurance premiums are typically earned over the same period as the underlying policies, or risks, covered by the contracts. As a result, the earnings pattern of a reinsurance contract generally written for a 12-month term may extend up to 24 months, reflecting the inception dates of the underlying attaching policies throughout the 12-month period of the reinsurance contract. Reinsurance premiums ceded are recognized as a reduction in revenues over the period reinsurance coverage is provided.

Insurance premiums billed and outstanding for 90 days or more are nonadmitted and charged against Unassigned surplus.

Premiums for retrospectively rated contracts are initially recorded based on the expected loss experience and are earned on a pro-rata basis over the term of the related insurance coverage. Additional or returned premium is recorded if the estimated loss experience differs from the initial estimate and is immediately recognized in earned premium. The Company records accrued retrospectively rated premiums as written premiums. Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date.

Gross written premiums net of ceded written premiums (“Net written premiums”) that were subject to retrospective rating features as of December 31, 2021, 2020 and 2019 were as follows:

Years ended December 31,	2021	2020	2019
Net written premiums subject to retrospectively rated contracts	$49	$67	$91
Percentage of total net written premiums	1.2%	1.5%	1.7%

As of December 31, 2021 and 2020, the admitted portion of accrued premiums related to the Company’s retrospectively rated contracts were $324 and $435, respectively, which will be billed in future periods based primarily on the payment of the underlying expected losses and LAE. Unsecured amounts associated with these accrued retrospective premiums were $36 and $36 as of December 31, 2021 and 2020, respectively. Ten percent of the amount of accrued retrospective premiums receivable not offset by retrospective return premiums or other liabilities to the same party, other than loss and LAE reserves, or collateral (collectively referred to as the unsecured amount) have been nonadmitted in the amount of $4 and $6 as of December 31, 2021 and 2020, respectively.

High Deductible

The Company establishes loss reserves for high deductible policies net of the insured’s contractual deductible (such deductibles are referred to as “reserve credits”). The Company establishes a nonadmitted asset for ten percent of paid losses recoverable in excess of collateral held on an individual insured basis, or for one hundred percent of paid losses recoverable where no collateral is held and amounts are outstanding for more than ninety days. Additionally, the Company establishes an allowance for doubtful accounts for such paid losses recoverable in excess of collateral and after nonadmitted assets. Similarly, the Company does not recognize reserve credit offsets to its estimate of loss reserves where such credits are deemed uncollectible, as the Company ultimately bears credit risk on the underlying policies’ insurance obligations.

  14        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

The following table shows the counterparty exposure on unpaid claims and billed recoverable on paid claims for high deductibles by line of business as of December 31, 2021 and 2020:

December 31, 2021	Gross Loss Reserves	Reserve Credits on Unpaid Claims	Recoverable on Paid Claims	Total
Allied Lines	$476	$476	$6	$482
General Liabilities	501	501	5	506
Workers Compensation	2,940	2,940	28	2,968
Total	$3,917	$3,917	$39	$3,956

As of December 31, 2021, both on-balance sheet and off-balance sheet collateral pledged to the Company related to deductible and paid recoverables was $129 and $2,662, respectively. Unsecured high deductible amounts related to unpaid claims and for paid recoverables for 2021 were $1,164, or 29% of the total high deductible. Additionally, as of December 31, 2021, the Company had recoverables on paid claims greater than 90 days overdue of $20, of which $4 have been nonadmitted.

December 31, 2020	Gross Loss Reserves	Reserve Credits on Unpaid Claims	Recoverable on Paid Claims	Total
Allied Lines	$485	$485	$7	$492
General Liabilities	550	550	6	556
Workers Compensation	3,353	3,353	32	3,385
Total	$4,388	$4,388	$45	$4,433

As of December 31, 2020, both on-balance sheet and off-balance sheet collateral pledged to the Company related to deductible and paid recoverables was $150 and $3,094, respectively. Unsecured high deductible amounts related to unpaid claims and for paid recoverables for 2020 were $1,188, or 27% of the total high deductible. Additionally, as of December 31, 2020, the Company had recoverables on paid claims greater than 90 days overdue of $15, of which $4 have been nonadmitted.

The following table shows the deductible amounts for the highest ten unsecured high deductible policies as of December 31, 2021 and 2020:

Counterparty*	Unsecured High Deductible Amounts

December 31,	2021	2020
Counterparty 1	$198	$155
Counterparty 2	131	100
Counterparty 3	82	53
Counterparty 4	48	50
Counterparty 5	37	50
Counterparty 6	27	47
Counterparty 7	24	40
Counterparty 8	23	39
Counterparty 9	21	34
Counterparty 10	16	25

*Actual counterparty is not named and may vary year over year. Additionally, a group of entities under common control is regarded as a single counterparty.

Deposit Accounting

Direct insurance transactions where management determines there is insufficient insurance risk transfer are recorded as deposits unless the policy was issued (i) in respect of the insured’s requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (ii) in respect of an excess insurer’s requirement for an underlying primary insurance policy in lieu of self-insurance, or (iii) in compliance with filed forms, rates and/or rating plans.

  15        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

Assumed and ceded reinsurance contracts which do not transfer a sufficient amount of insurance risk are recorded as deposits with the net consideration paid or received recognized as a deposit asset or liability, respectively. Deposit assets are admitted if (i) the assuming company is licensed, accredited or qualified by the PA DOI, or (ii) the collateral (i.e., funds withheld, letters of credit or trusts) provided by the reinsurer meets all the requirements of the NY SAP, as applicable. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to Other income (expense) in the Statements of Operations.

Deposit assets are recorded to Other assets within the Statements of Admitted Assets, refer to Note 11A. Deposit liabilities are recorded to Other liabilities within the Statements of Liabilities, Capital and Surplus, refer to Note 11B.

Premium Deficiency

The Company periodically reviews its expected ultimate losses with respect to its unearned premium reserves. A premium deficiency loss and related liability are established if the unearned premium reserves and related future investment income are collectively not sufficient to cover the expected ultimate loss projection. For purposes of premium deficiency tests, contracts are grouped in a manner consistent with how policies are marketed, serviced, and measured for the profitability of such contracts. As of December 31, 2021 and 2020, the Company did not incur any premium deficiency losses.

Retroactive Reinsurance

Reinsurance transactions involving the transfer of loss and LAE reserves associated with loss events that occurred prior to the effective date of the transfer are recorded as retroactive reinsurance and reported separately from Reserves for losses and loss adjustment expenses in the Statements of Liabilities, Capital and Surplus. Initial pre-tax gains or losses are recorded in Retroactive reinsurance gain within the Statements of Operations and Changes in Capital and Surplus with surplus gains recorded as Special surplus funds from reinsurance which is a component of Capital and Surplus that is restricted from dividend payment. Amounts recorded in Special surplus funds from reinsurance are considered to be earned surplus (i.e., transferred to Unassigned surplus) only when, and to the extent that, cash recoveries from the assuming entity exceed the consideration paid by the ceding entity. Special surplus funds from retroactive reinsurance are maintained separately for each respective retroactive reinsurance agreement; Special surplus funds from retroactive reinsurance account write-in entry on the balance sheet is adjusted, upward or downward, to reflect any subsequent increase or reduction in reserves ceded. The reduction in the special surplus funds is limited to the lesser of amounts recovered by the Company in excess of consideration paid or the surplus gain in relation to such agreement.

To the extent that the transfer of loss and LAE reserves associated with loss events that occurred prior to the effective date of the transfer is between affiliated entities and neither entity records a gain or loss in surplus, the transaction qualifies as an exception in the NAIC SAP accounting guidance and is accounted for as prospective reinsurance.

Insurance Related Acquisition Costs

Commissions, premium taxes, and certain underwriting costs are expensed as incurred and are included in Other underwriting expenses. The Company records an unearned ceding commission accrual equal to the excess of the ceding commissions received from reinsurers compared to the anticipated acquisition cost of the business ceded. This amount is amortized as an increase to income over the effective period of the reinsurance agreement in proportion to the amount of insurance coverage provided.

Provisions for Allowances and Unauthorized or Overdue Reinsurance

The recoverability of certain assets, including insurance receivables with counterparties, is reviewed periodically by management. A minimum reserve, as required under the NAIC Annual Statement Instructions for Property and Casualty Companies for Schedule F–Provision for Overdue Reinsurance for uncollectible reinsurance is recorded with an additional reserve required if an entity’s experience indicates that a higher amount should be provided. The minimum reserve is recorded as a liability and the change between years is recorded as a gain or loss directly to Unassigned fund (surplus) in the Statement of Liabilities, Capital and Surplus. Any reserve over the minimum amount is recorded on the statement of operations by reversing the accounts previously utilized to establish the reinsurance recoverable. Various factors are taken into consideration when assessing the recoverability of these asset balances including: the age of the related amounts due and the nature of the unpaid balance; disputed balances, historical recovery rates and any significant decline in the credit standing of the counterparty. PA SAP is applied in the determination of the Company’s Provision for reinsurance with concurrence from the NY DFS.

  16        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

Reserves for Losses and Loss Adjustment Expenses

Reserves for case incurred but not reported (“IBNR”) and LAE losses are determined on the basis of actuarial specialists’ evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are reviewed and updated based on available information, and any resulting adjustments are recorded in the current period. Accordingly, newly established reserves for losses and LAE, or subsequent changes, are charged to income as incurred. In the event of loss recoveries through reinsurance agreements, loss and LAE reserves are reported net of reinsurance amounts recoverable for unpaid losses and LAE. Losses and LAE ceded through reinsurance are netted against losses and LAE incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsurance policy based upon the terms of the underlying contract. See Note 5 for further discussion of policies and methodologies for estimating the liabilities and losses.

Workers’ compensation reserves are discounted in accordance with NY DFS statutes; see Note 5 for further details.

Salvage and subrogation recoverables are estimated using past experience adjusted for current trends, and any other factors that would modify past experience. Estimated salvage and subrogation recoveries (net of associated expenses) are deducted from the liability for unpaid claims or losses.

Structured Settlements

In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity by the Company, generally from life insurers, to fund future claim obligations. In the event the life insurers providing the annuity do not meet their obligations, the Company would, in certain cases, become liable for the payments of benefits. As of December 31, 2021 there were no incurred losses, there has been no default by any of the participating life insurers and the Company has not reduced its loss reserves for any annuities purchased where it is both the owner and the payee. Management believes that based on the financial strength of the life insurers involved (mostly affiliates) the likelihood of the Company becoming liable, or incurring an incremental loss, is remote.

The estimated loss reserves eliminated by such structured settlement annuities and the unrecorded loss contingencies as of December 31, 2021 and 2020 were $1,128 and $1,264, respectively.

As of December 31, 2021, the Company had annuities with aggregate statement values in excess of one percent of its policyholders’ surplus with life insurer affiliates as follows:

Life Insurance Company	State of Domicile	Licensed in New York	Statement Value
American General Life Insurance Company	Texas	No	$138
American General Life Insurance Company of Delaware	Delaware	No	220
The United State Life Insurance Company in the City of New York	New York	Yes	723

Fair Value of Financial Instruments

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three ‘levels’ based upon the observability of inputs available in the marketplace as discussed below:

•

Level 1: Fair value measurements that are based upon quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The quoted price for such instruments is not subject to adjustment.

  17        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

•

Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•

Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Company’s policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value (See Note 4 for the balance and activity of financial instruments). The valuation methods and assumptions used in estimating the fair values of financial instruments are as follows:

•

The fair values of bonds, mortgage loans, unaffiliated common stocks and preferred stocks are based on fair values that reflect the price at which a security would sell in an arm’s length transaction between a willing buyer and seller. As such, sources of valuation include third party pricing sources, stock exchanges, brokers or custodians or the NAIC Capital Markets and Investment Analysis Office (“NAIC IAO”).

•

The fair value of derivatives is determined using quoted prices in active markets and other market evidence whenever possible, including market-based updates, broker or dealer quotations or alternative pricing sources.

•	The carrying value of all other financial instruments approximates fair value due to the short term nature.

Cash Equivalents and Short Term Investments

Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less, that are both; (a) readily convertible to known amounts of cash; and (b) so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. Highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase are classified as short-term investments. Short-term investments are carried at amortized cost which approximates fair value.

Bonds and Loan Backed and Structured Securities

Bonds include any securities representing a creditor relationship, whereby there is a fixed schedule for one or more future payments such as US government agency securities, municipal securities, corporate and convertible bonds, and fixed income instruments. Loan-backed and structured securities (“LBaSS”) include residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), and asset-backed securities (“ABS”), pass-through securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer.

Bonds and LBaSS with an NAIC IAO designation of “1” or “2” (considered to be investment grade) are carried at amortized cost. Bonds and LBaSS with an NAIC designation of “3”, “4”, “5”, “5GI”, “6” or “6*” (considered to be non-investment grade) are carried at the lower of amortized cost or fair value. LBaSS fair values are primarily determined using independent pricing services and broker quotes. Bonds and LBaSS that have not been filed with the NAIC IAO, and have not received a designation in over a year, are assigned a 5GI or 6* designation depending on if the obligor is current on contracted principal and interest. Bond and LBaSS securities are assigned a 5GI designation when the following conditions are met: a) the documentation required for a full credit analysis did not exist, b) the issuer/obligor has made all contractual interest and principal payments, and c) an expectation of repayment of interest and principal exists. Amortization of premium or discount on bonds and LBaSS is calculated using the effective yield method.

Additionally, mortgage-backed securities (“MBS”) and ABS prepayment assumptions are obtained from an outside vendor or internal estimates. The retrospective adjustment method is used to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

  18        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of unamortized premiums, discounts and impairments. Pre-payments of principal are recorded as a reduction in the mortgage loan balance. If a mortgage loan provides for a prepayment penalty or acceleration fee in the event the loan is liquidated prior to its scheduled termination date, such fees are reported as investment income when received. Interest income includes interest collected, the change in interest income due and accrued, the change in unearned interest income as well as amortization of premiums, discounts, and deferred fees and recorded as earned in investment income in the Statement of Operations.

Impaired loans are identified by management as loans in which it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. The Company accrues income on impaired loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Non-performing loan interest income that is delinquent more than 90 days is generally recognized on a cash basis.

Mortgage loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan’s effective interest rate, ii) the loan’s observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance. Internal credit risk ratings are assigned based on the consideration of risk factors including past due status, debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property.

Preferred Stocks

Perpetual preferred stocks with an NAIC rating of “P1” or “P2”, having characteristics of equity securities are carried at fair value. Redeemable preferred stocks with an NAIC rating of “RP1” or “RP2”, which have characteristics of debt securities, are carried at book value. All preferred stocks with an NAIC rating of “3” through “6” are carried at the lower of book or fair value.

Unaffiliated Common Stock Securities

Unaffiliated common stock investments are carried at fair value with changes in fair value recorded as unrealized gains (losses) in Unassigned surplus, or as realized losses in the event a decline in value is determined to be other than temporary. For FHLB capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

Investments in subsidiaries and affiliated companies

Investments in non-publicly traded affiliates are recorded based on the underlying equity of the respective entity’s financial statements as presented on a basis consistent with the nature of the affiliates’ operations (including any nonadmitted amounts). The Company’s share of undistributed earnings and losses of affiliates is recorded as unrealized gains (losses) in Unassigned surplus.

Investments in joint ventures, partnerships and limited liability companies

Other invested assets include joint ventures and partnerships and are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains (losses). Additionally, other invested assets include investments in collateralized loans that are recorded at the lower of amortized cost and the fair value of the underlying collateral. Changes in carrying value resulting from adjustments where the fair value is less than amortized cost are recorded as unrealized gains (losses) in Unassigned surplus, while changes resulting from amortization are recorded as Net investment income.

Derivatives

Derivative financial instruments are accounted for at fair value using quoted prices in active markets and other market evidence whenever possible, including market-based inputs to valuation models, broker or dealer quotations or alternative pricing sources, reduced by the amount of collateral held or posted by the Company with respect to the derivative position. Changes in carrying value are recorded as unrealized gains (losses) in Unassigned surplus.

  19        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

Net investment income and gain/loss

Investment income is recorded as earned and includes interest, dividends and earnings from subsidiaries, loans and joint ventures. Realized gains or losses on the disposition or impairment of investments are determined on the basis of specific identification.

Investment income due and accrued is assessed for collectability. The Company records a valuation allowance on investment income receivable when it is probable that an amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts receivable over 90 days past due, or 180 days past due for mortgage loans, that do not have a valuation allowance are nonadmitted by the Company.

Evaluating Investments for Other-Than-Temporary Impairment

If a bond is determined to have an OTTI in value the cost basis is written down to fair value as its new cost basis, with the corresponding charge to Net realized capital gains (losses) as a realized loss.

For bonds, other than loan-backed and structured securities, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the original contractual terms.

For loan-backed and structured securities, an OTTI shall be considered to have occurred if the fair value of a security is below its amortized cost and management intends to sell or does not have the ability and intent to retain the security until recovery of the amortized cost (i.e., intent based impairment). When assessing the intent to sell a security, management evaluates relevant facts and circumstances including, but not limited to, decisions to rebalance the investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

In general, a security is considered for OTTI if it meets any of the following criteria:

•	The Company may not realize a full recovery on their investment based on lack of ability or intent to hold a security to recovery;
•	Fundamental credit risk of the issuer exists; and/or
•	Other qualitative/quantitative factors exist indicating an OTTI has occurred.

When a credit-related OTTI is present, the amount of OTTI recognized as a realized capital loss is equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected regardless of management’s ability or intent to hold the security.

Common and preferred stock investments whose fair value is less than their carrying value or is at a significant discount to acquisition value are considered to be potentially impaired. For securities with unrealized losses, an analysis is performed. Factors include:

•	If management intends to sell a security that is in an unrealized loss position then an OTTI loss is considered to have occurred;
•

If the investments are trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time based on facts and circumstances of the investment; or

•

If a discrete credit event occurs resulting in: (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under bankruptcy law or any similar laws intended for court supervised reorganization of insolvent enterprises; or, (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

•	If there are other factors precluding a full recovery of the investment.

Limited partnership investments whose fair value is less than its book value with a significant unrealized loss are considered for OTTI. OTTI factors that are periodically considered include:

•	If an order of liquidation or other fundamental credit issues with the partnership exists;
•	If there is a significant reduction in scheduled cash flow activities between the Company and the partnership or fund during the year;
•	If there is an intent to sell, or the Company may be required to sell, the investment prior to the recovery of cost of the investment; or
•	If other qualitative/quantitative factors indicating an OTTI exist based on facts and circumstances of the investment.

  20        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

Foreign Currency Translation

Foreign currency denominated assets and liabilities are translated into U.S. dollars using rates of exchange prevailing at the period end date. Revenues, expenses, gains, losses and surplus adjustments, of non-U.S. operations are translated into U.S. dollars based on weighted average exchange rate for the period. All gains or losses due to translation adjustments are recorded as unrealized gains (losses) within Unassigned surplus in the Statements of Liabilities, Capital and Surplus. All realized gains and losses due to exchange differences between settlement date and transaction date resulting from foreign currency transactions, not in support of foreign insurance operations, are included in Net realized capital gains (losses) in the Statements of Operations and Changes in Capital and Surplus.

Retirement Plans, Deferred Compensation, Postemployment Benefits and Compensated Absences and Other Postretirement Benefit Plans

The Company’s employees participate in various AIG-sponsored defined benefit pension and postretirement plans. AIG, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans. AIG charges the Company and its insurance company affiliates pursuant to intercompany expense sharing agreements; the expenses are then shared by the pool participants in accordance with the pooling agreement.

The Company incurred employee related costs related to defined benefit and defined contribution plans during 2021, 2020 and 2019 of $4, $5 and $7, respectively.

Income Taxes

The Company files a consolidated U.S. federal income tax return with AIG. AIG has more than 200 subsidiaries which form part of this tax return. A complete listing of the participating subsidiaries is included in Note 8.

The Company is allocated U.S. federal income taxes based upon a tax sharing agreement (the “Tax Sharing Agreement”) with AIG, effective January 1, 2018, and approved by the Company’s Board of Directors. This agreement provides that the Company shall incur tax results that would have been paid or received by such company if it had filed a separate federal income tax return, with limited exceptions.

Additionally, while the agreement described above governs the current and deferred income tax recorded in the income tax provision, the amount of cash that will be paid or received for U.S. federal income taxes may at times be different. The terms of this agreement are based on principles consistent with the allocation of income tax expense or benefit on a separate company basis, except that:

•

The sections of the Internal Revenue Code relating to the Base Erosion Anti-abuse Tax (“BEAT”) are applied, but only if the AIG consolidated group is subject to BEAT in the Consolidated Tax Liability, and;

•

The impact of Deferred Intercompany Transactions (as defined in Treas. Reg. §1.1502-13(b)(1), if the “intercompany items” from such transaction, as defined in Treas. Reg. §1.1502-13(b)(2), have not been taken into account pursuant to the “matching rule” of Treas. Reg. §1.1502-13(c)), are excluded from current taxation, provided however, that the Company records the appropriate deferred tax asset and/or deferred tax liability related to the gain or loss and includes such gain or loss in its separate return tax liability in the subsequent tax year when the deferred tax liability or deferred tax asset becomes current.

The Company has an enforceable right to recoup federal income taxes in the event of future net losses that it may incur or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

Under the Tax Sharing Agreement, income tax liabilities related to uncertain tax positions and tax authority audit adjustments (“TAAAs”) shall remain with the Company for which the income tax liabilities relate. Furthermore, if and when such income tax liabilities are realized or determined to no longer be necessary, the responsibility for any additional income tax liabilities, benefits or rights to any refunds due, remains with the Company.

In accordance with Circular Letter 1979-33 issued by the NY DFS, AIG shall establish and maintain an escrow account for amounts where the Company’s separate return liability exceeds the AIG consolidated tax liability. As of December 31, 2021, the Company’s separate return liability did not exceed the AIG consolidated tax liability and therefore no amounts were maintained in escrow.

  21        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

Deferred Taxes

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized (“adjusted gross deferred tax asset”). The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires management to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it would be to support a conclusion that a valuation allowance is not needed.

The Company’s framework for assessing the recoverability of deferred tax assets requires it to consider all available evidence, including:

•	the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;
•	the sustainability of recent operating profitability of our subsidiaries;
•	the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;
•	the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and
•	prudent and feasible actions and tax planning strategies that would be implemented, if necessary, to protect against the loss of the deferred tax asset.

The adjusted gross deferred tax asset is then assessed for statutory admissibility. The reversing amount eligible for loss carryback or the amount expected to be realized in three years is admissible, subject to the defined surplus limitation. The remaining adjusted gross deferred tax asset can be admitted to the extent of offsetting deferred tax liabilities.

2.	Accounting Adjustments to Statutory Basis Financial Statements

A.	Change in Accounting Principles

2021 Changes

In 2021, there were no significant changes or modifications in the Statements of Statutory Accounting Principles (“SSAP”).

In 2021, the Company changed its method of accounting from insurance to deposit accounting with respect to a specific insurance program. As a result of the change in accounting, any previously established reserves associated with the program were reversed resulting in favorable development and a new deposit liability was established. However, whether accounted for as insurance or deposit, there is no net impact to the Company’s net income, surplus, total assets and total liabilities given the underlying nature and structure of the program. The Company assessed the impact of the change in accounting on prior years and has concluded that the cumulative effect of the change had no net effect on net income or surplus. Refer to Note 5 for additional details around prior year development.

2020 Changes

In 2020, there were no significant changes or modifications in the SSAP.

2019 Changes

In 2019, the Company revised its accounting policy of investments in hedge funds accounted for as equity method investments. These investments were no longer accounted for using a one month lag. The cumulative impact on the Company’s surplus as of December 31, 2018 was a decrease of $39 and was reflected as a Cumulative effect of changes in accounting principles within surplus.

In 2019, there were no significant changes or modifications in the SSAP.

  22        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

B.	Adjustments to Surplus

During 2021, 2020 and 2019 the Company identified corrections that resulted in after-tax statutory adjustments to beginning capital and surplus of $0, $(9) and $21, respectively. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP 3”), the corrections of errors have been reported in the 2021, 2020 and 2019 statutory financial statements as adjustments to Unassigned surplus. The impact of the 2021 corrections would have decreased the 2020 and 2019 pre-tax income by $30 and $0, respectively. Management has concluded that the effects of these errors on the previously issued financial statements were immaterial based on a quantitative and qualitative analysis. The impact to surplus, assets and liabilities as of January 1, 2021, 2020 and 2019 is presented in the following tables:

2021 Adjustments	Policyholders’ Surplus	Total Admitted Assets	Total Liabilities
Balance at December 31, 2020	$6,696	$22,828	$16,132
Adjustments to beginning Capital and Surplus:
Asset corrections	-	-	-
Liability corrections	-	-	-
Income tax corrections	-	2	2
Total adjustments to beginning Capital and Surplus	-	2	2
Balance at January 1, 2021 as adjusted	$6,696	$22,830	$16,134

An explanation for each of the adjustments for prior period corrections is described below:

Income tax corrections – The increase in the tax assets and liabilities is primarily the result of corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities.

2020 Adjustments	Policyholders’ Surplus	Total Admitted Assets	Total Liabilities
Balance at December 31, 2019	$5,995	$22,965	$16,970
Adjustments to beginning Capital and Surplus:
Asset corrections	-	-	-
Liability corrections	-	-	-
Income tax corrections	(9)	(9)	-
Total adjustments to beginning Capital and Surplus	(9)	(9)	-
Balance at January 1, 2020 as adjusted	$5,986	$22,956	$16,970

An explanation for each of the adjustments for prior period corrections is described below:

Income tax corrections – The decrease in the tax assets is primarily the result of a) corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset realization and liability corrections.

2019 Adjustments	Policyholders’ Surplus	Total Admitted Assets	Total Liabilities
Balance at December 31, 2018	$5,923	$24,667	$18,744
Adjustments to beginning Capital and Surplus:
Liability corrections	9	-	(9)
Income tax corrections	12	12	-
Total adjustments to beginning Capital and Surplus	21	12	(9)
Balance at January 1, 2019 as adjusted	$5,944	$24,679	$18,735

An explanation for each of the adjustments for prior period corrections is described below:

Liability corrections – The decrease in total liabilities is primarily the result of a) Premium overstatement and b) foreign exchange translation correction on Japan Yen business.

Income tax corrections – The increase in the tax assets is primarily the result of a) corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset realization and liability corrections.

  23        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

3.	Investments

A.	Bond Investments

The reconciliations from carrying value to fair value of the Company’s bond investments as of December 31, 2021 and 2020 are outlined in the tables below:

December 31, 2021	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. governments	$747	$8	$(3)	$752
All other governments	133	2	(2)	133
States, territories and possessions	187	36	-	223
Political subdivisions of states, territories and possessions	180	6	-	186
Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and their political subdivisions	2,456	84	(20)	2,520
Industrial and miscellaneous	9,813	510	(53)	10,270
Total	$13,516	$646	$(78)	$14,084

December 31, 2020	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. governments	$175	$8	$(1)	$182
All other governments	120	3	(2)	121
States, territories and possessions	248	52	-	300
Political subdivisions of states, territories and possessions	208	10	-	218
Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and their political subdivisions	2,503	152	(4)	2,651
Industrial and miscellaneous	10,463	732	(34)	11,161
Total	$13,717	$957	$(41)	$14,633

The carrying values and fair values of bonds at December 31, 2021, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

December 31, 2021	Carrying Value	Fair Value
Due in one year or less	$378	$382
Due after one year through five years	2,431	2,470
Due after five years through ten years	3,141	3,169
Due after ten years	1,701	1,824
Structured securities	6,037	6,411
Total	$13,688	$14,256

  24        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

B.	Mortgage Loan Investments

The minimum and maximum lending rates for mortgage loans during 2021 were:

Category	Minimum Lending Rate %	Maximum Lending Rate %
Retail	6.1%	6.1%
Office	2.2%	3.8%
Industrial	2.6%	3.7%
Multi-Family	2.9%	3.4%
Hotel/Motel	0.0%	6.0%
Residential	2.3%	4.5%

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 94 percent. The Company’s mortgage loan portfolio is current as to payments of principal and interest, for both periods presented. There were no significant amounts of nonperforming mortgages (defined as those loans where payment of contractual principal or interest is more than 90 days past due) during any of the periods presented. The Company did not have any advanced amounts for taxes or assessments. The following table details an analysis of mortgage loans as of December 31, 2021 and 2020:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
2021
Recorded Investment
Current	$-	$-	$283	$-	$1,632	$-	$1,915
30 - 59 days past due	-	-	2	-	18	-	20
60 - 89 days past due	-	-	-	-	-	-	-
90 - 179 days past due	-	-	-	-	-	-	-
Greater than 180 days past due	-	-	1	-	-	-	1
Total	$-	$-	$286	$-	$1,650	$-	$1,936
2020
Recorded Investment
Current	$-	$-	$194	$-	$1,824	$-	$2,018
30 - 59 days past due	-	-	-	-	-	-	-
60 - 89 days past due	-	-	1	-	-	-	1
90 - 179 days past due	-	-	-	-	24	-	24
Greater than 180 days past due	-	-	1	-	-	-	1
Total	$-	$-	$196	$-	$1,848	$-	$2,044

C.	Loan-Backed and Structured Securities

The Company did not record any non-credit OTTI losses during 2021, 2020 and 2019 for LBaSS.

As of December 31, 2021, 2020 and 2019, the Company held LBaSS for which it recognized $0, $31 and $13, respectively, of credit-related OTTI based on the present value of projected cash flows being less than the amortized cost of the securities.

The following table shows the aggregate unrealized losses and related fair value relating to those securities for which an OTTI has not been recognized as of the reporting date and the length of time that the securities have been in a continuous unrealized loss position:

Years Ended December 31,	2021	2020
Aggregate unrealized losses:
Less than 12 Months	$30	$28
12 Months or longer	$13	$13
Aggregate related fair value of securities with unrealized losses:
Less than 12 Months	$2,000	$1,158
12 Months or longer	$257	$449

  25        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

D.	Unrealized losses

The fair value of the Company’s bonds and stocks that had gross unrealized losses (where fair value is less than amortized cost) as of December 31, 2021 and 2020 are set forth in the tables below:

December 31, 2021	Less than 12 Months		12 Months or Longer		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. governments	$501	$(3)	$-	$-	$501	$(3)
All other governments	65	(2)	12	(12)	77	(14)
States, territories and possessions	2	-	3	-	5	-
Political subdivisions of states, territories and possessions	32	-	-	-	32	-
Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and their political subdivisions	1,157	(14)	118	(6)	1,275	(20)
Industrial and miscellaneous	2,984	(46)	423	(34)	3,407	(80)
Total bonds	$4,741	$(65)	$556	$(52)	$5,297	$(117)
Non-affiliated	38	(8)	-	-	38	(8)
Total common stocks	$38	$(8)	$-	$-	$38	$(8)
Total bonds and stocks	$4,779	$(73)	$556	$(52)	$5,335	$(125)

December 31, 2020	Less than 12 Months		12 Months or Longer		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. governments	$8	$(1)	$-	$-	$8	$(1)
All other governments	17	(11)	4	(5)	21	(16)
States, territories and possessions	17	-	-	-	17	-
Political subdivisions of states, territories and possessions	-	-	-	-	-	-
Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and their political subdivisions	339	(4)	1	-	340	(4)
Industrial and miscellaneous	1,376	(45)	477	(29)	1,853	(74)
Total bonds	$1,757	$(61)	$482	$(34)	$2,239	$(95)
Non-affiliated	10	(1)	-	-	10	(1)
Total common stocks	$10	$(1)	$-	$-	$10	$(1)
Total bonds and stocks	$1,767	$(62)	$482	$(34)	$2,249	$(96)

E.	Realized Gains Losses

Proceeds from sales and associated gross realized gains (losses) for the years ended December 31, 2021, 2020 and 2019 were as follows:

Years ended December 31	2021		2020		2019
	Bonds	Equity Securities	Bonds	Equity Securities	Bonds	Equity Securities
Proceeds from sales	$2,669	$2	$1,222	$34	$2,020	$108
Gross realized gains	151	1	89	-	88	8
Gross realized losses	30	-	(30)	-	(17)	-

  26        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

F.	Derivative Financial Instruments

The Company holds currency as well as interest rate derivative financial instruments in the form of currency swaps, interest rate swaps, and currency forwards to manage risk from currency exchange rate fluctuations, and the impact of such fluctuations to surplus and cash flows on investments or loss reserves. While not accounted for under hedge accounting, the currency derivatives are economic hedges of the Company’s exposure to fluctuations in the value of receipts on certain investments held by the Company denominated in foreign currencies (primarily GBP and EUR), or of the Company’s exposure to fluctuations in recorded amounts of loss reserves denominated in foreign currencies (primarily JPY). Additionally, interest rate derivatives were entered into to manage risk from fluctuating interest rates in the market, and the impact of such fluctuations to surplus and cash flows on investments or loss reserves. The interest rate derivatives are cash flow hedges of the company’s exposure to fluctuations in LIBOR/EURIBOR rates on investments in collateralized loan obligations.

Market Risk

The Company is exposed under these types of contracts to fluctuations in value of the swaps and forwards and variability of cash flows due to changes in interest rates and exchange rates.

Credit Risk

The current credit exposure of the Company’s derivative contracts is limited to the fair value of such contracts. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral.

Cash Requirements

The Company is subject to collateral requirements on its currency and interest rate derivative contracts. Additionally, the Company is required to make currency exchanges on fixed dates and fixed amounts or fixed exchange rates, or make a payment in the amount of foreign currency physically received on certain foreign denominated investments. For interest rate swaps, the Company is required to make payments based on a floating rate (LIBOR/EURIBOR) on a fixed payment date.

The Company has determined that the currency and interest rate derivatives do not qualify for hedge accounting under the criteria set forth in SSAP No. 86, Accounting for Derivative Instruments and Hedging Transactions (“SSAP 86”). As a result, the Company’s currency and interest rate contracts are accounted for at fair value and the changes in fair value are recorded as unrealized gains (losses) within the Statements of Operations and Changes in Capital and Surplus until the contract expires, paid down or is redeemed early. In the event a contract is fully redeemed before its expiration, the related unrealized amounts will be recognized in Net realized capital gains (losses). Furthermore, if the contract has periodic payments or fully matures, any related unrealized amounts are recognized in Net investment income earned.

The Company did not apply hedge accounting to any of its derivatives for any period in these financial statements. The following tables summarize the outstanding notional amounts, the fair values and the realized and unrealized gains or losses of the derivative financial instruments held by the Company for the years ended December 31, 2021 and 2020.

	December 31, 2021		Year ended December 31, 2021

Derivative Financial Instrument	Outstanding Notional Amount	Fair Value	Realized capital gains/ (losses)	Unrealized capital gains / (losses)
Swaps	$2,094	$12	$(7)	$50
Forwards	786	(10)	-	(27)
Total	$2,880	$2	$(7)	$23

	December 31, 2020		Year ended December 31, 2020

Derivative Financial Instrument	Outstanding Notional Amount	Fair Value	Realized Capital gains/ (losses)	Unrealized capital gains / losses
Swaps	$2,185	$(39)	$2	$(29)
Forwards	956	17	-	17
Total	$3,141	$(22)	$2	$(12)

G.	Other Invested Assets

During 2021, 2020 and 2019, the Company recorded OTTI losses on investments in joint ventures and partnerships of $18, $56, and $48, respectively.

  27        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

H.	Investment Income

The Company did not have any accrued investment income receivables over 90 days past due as of December 31, 2021 and 2020. Investment expenses of $30, $29 and $30 were included in Net investment income earned for the years ended December 31, 2021, 2020 and 2019, respectively.

I.	Restricted Assets

The Company had securities deposited with regulatory authorities, as required by law, with a carrying value of $1,848 and $1,948 as of December 31, 2021 and 2020, respectively.

4.	Fair Value of Financial Instruments

The following tables present information about financial instruments carried at fair value on a recurring basis and indicate the level of the fair value measurement as of December 31, 2021 and 2020:

December 31, 2021	Level 1	Level 2	Level 3	Total
Bonds	$-	$270	$73	$343
Common stocks	7	-	-	7
Mutual funds	-	-	34	34
Derivative assets	-	37	-	37
Derivative liabilities	-	(35)	-	(35)
Total	$7	$272	$107	$386

December 31, 2020	Level 1	Level 2	Level 3	Total
Bonds	$-	$283	$46	$329
Common stocks	10	-	-	10
Mutual funds	-	-	1	1
Derivative assets	-	50	-	50
Derivative liabilities	-	(72)	-	(72)
Total	$10	$261	$47	$318

A.	Fair Value Measurements in Level 3 of the Fair Value Hierarchy

The following tables show the balance and activity of financial instruments classified as level 3 in the fair value hierarchy for the years ended December 31, 2021 and 2020.

	Beginning Balance at January 1, 2021	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) included in Net Income		Total Gains (Losses) Included in Surplus	Purchases, Sales, Issuances, Settlements, Net	Balance at December 31, 2021
Bonds	$46	$18	$(30)		$(3)	$5	$37	$73
Mutual funds	2	1	(1)	-		(4)	36	34
Total	$48	$19	$(31)	$(3)		$1	$73	$107

  28        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

	Beginning Balance at January 1, 2020	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) included in Net Income	Total Gains (Losses) included in Surplus	Purchases, Sales, Issuances, Settlements, Net	Balance at December 31, 2020
Bonds	$139	$116	$(117)	$(4)	$-	$(88)	$46
Common stocks	37	28	-	(2)	(3)	(60)	-
Mutual funds	2	-	-	-	-	-	2
Total	$178	$144	$(117)	$(6)	$(3)	$(148)	$48

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and this observable. Transfers out of Level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company’s policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from independent third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments may not be reasonably available to the Company, balances shown below may not equal total amounts reported for such Level 3 assets.

	Fair Value at December 31, 2021	Valuation Technique	Unobservable Input	Range (Weighted Average)
Assets:
Bonds	$6	Discounted cash flow	Yield	3.95%-14.91% (9.43%)

B.	Fair Value of all Financial Instruments

The table below details the fair value of all financial instruments except for those accounted for under the equity method as of December 31, 2021 and 2020:

December 31, 2021	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (Carry Value)
Bonds	$14,084	$13,516	$-	$11,444	$2,640	$-
Cash equivalents and short term investments	222	222	44	59	119	-
Common stocks	16	16	7	9	-	-
Derivative assets	37	37	-	37	-	-
Derivative liabilities	(35)	(35)	-	(35)	-	-
Mortgage loans	1,997	1,936	-	-	1,997	-
Mutual funds	34	34	-	-	34	-
Total	$16,355	$15,726	$51	$11,514	$4,790	$-

  29        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

December 31, 2020	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (Carry Value)
Bonds	$14,633	$13,717	$-	$11,016	$3,617	$-
Cash equivalents and short term investments	155	155	23	60	73	-
Common stocks	17	17	10	7	-	-
Derivative assets	50	50	-	50	-	-
Derivative liabilities	(72)	(72)	-	(72)	-	-
Mortgage loans	2,141	2,043	-	-	2,141	-
Mutual funds	1	1	-	-	1	-
Total	$16,925	$15,911	$33	$11,061	$5,832	$-

5.	Reserves for Losses and Loss Adjustment Expenses

A roll forward of the Company’s net reserves for losses and LAE as of December 31, 2021, 2020 and 2019, is set forth in the table below:

December 31,	2021	2020	2019
Reserves for losses and LAE, end of prior year	$8,979	$9,732	$10,935
Cumulative effect of accounting change*	(51)	-	-
Incurred losses and LAE related to:
Current accident year	2,856	3,599	3,772
Prior accident year	(64)	22	(39)
Total incurred losses and LAE	$2,792	$3,621	$3,733
Paid losses and LAE related to:
Current accident year	(759)	(1,307)	(1,214)
Prior accident year	(2,745)	(3,067)	(3,722)
Total paid losses and LAE	(3,504)	(4,374)	(4,936)
Reserves for losses and LAE, end of current year	$8,216	$8,979	$9,732

*Accounting reclassification from insurance to deposit accounting with respect to a specific commercial insurance program (Refer to Note 2A).

During 2021, after applying the impact of the ADC, the Company reported net favorable incurred loss and LAE of approximately $64. This favorable incurred includes $22 favorable due to changes in discount as a result of interest rate fluctuation. This results in a net favorable prior year development (“PYD”) of $42.

The favorable prior year development is generally a result of the following:

•	Strong favorable development in Personal Insurance, primarily attributable to subrogation recovery related to the 2017 and 2018 California wildfires;
•	Favorable development on U.S. Workers Compensation and short-tailed commercial lines within Other Product Lines, reflecting lower frequency and severity in recent calendar years;

The above favorable development is partially offset by unfavorable development as a result of the following:

•	U.S. Property and Special Risk Commercial lines were adversely impacted by the impact of dropping below the attachment point of the 2018 catastrophe aggregate treaty;
•	Reserve strengthening within U.S. Financial Lines, reflecting higher severity of claims in Directors & Officers and cyber risk;
•	Unfavorable development primarily attributed to the Blackboard insurance portfolio due to increased severity on reported claims.

During 2020, after applying the impact of the ADC, the Company reported net unfavorable incurred loss and LAE of approximately $22. This was due to the changes in discount of $8 as a result of interest rate fluctuations. This results in a net unfavorable prior year development (“PYD”) of $30.

  30        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

The unfavorable prior year development is generally a result of the following:

•

Unfavorable development in U.S. Financial Lines, notably D&O, Employment Practices Liability (“EPLI”), Mergers and Acquisitions, Cyber and Non-Medical Professional Errors & Omissions business where the Company reacted to increasing frequency and severity in recent accident years;

•	Unfavorable development in Personal Lines where the Company reacted to adverse development in Homeowners and Umbrella.

During 2019, after applying the impact of the ADC, the Company reported net favorable incurred loss and LAE of approximately $39. This was due to the changes in discount of $37 as a result of interest rate fluctuations. This results in a net favorable prior year development (“PYD”) of $2.

The favorable prior year development is generally a result of the following:

•	Favorable development on 2017 Hurricanes and 2017 California Wildfires subrogation recoverables in Commercial Property and Personal Lines;
•

Favorable development on Workers Compensation, both guaranteed cost business and large deductible and Defense Base Act business (covering government contractors serving at military bases overseas) where we reacted to favorable loss trends in recent accident years.

The Company’s reserves for losses and LAE have been reduced for anticipated salvage and subrogation of $214, $234 and $310 for the years ended December 31, 2021, 2020 and 2019, respectively. The Company paid $15, $5 and $13 in the reporting period to settle 112, 137 and 148 claims related to extra contractual obligations or bad faith claims stemming from lawsuits for the years ended December 31, 2021, 2020 and 2019, respectively.

A. Asbestos/Environmental Reserves

The Company has indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1986 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company’s future operating results or financial position.

  31        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

The Company has exposure to asbestos and/or environmental losses and LAE costs arising from pre-1986 general liability, product liability, commercial multi-peril and excess liability insurance or reinsurance policies as noted below:

	Asbestos Losses			Environmental Losses
December 31,	2021	2020	2019	2021	2020	2019
Direct
Loss and LAE reserves, beginning of year	$618	$734	$727	$286	$307	$285
Incurred losses and LAE	46	(61)	54	-	(1)	51
Calendar year paid losses and LAE	(114)	(55)	(47)	(46)	(20)	(29)
Loss and LAE Reserves, end of year	$550	$618	$734	$240	$286	$307

Assumed reinsurance
Loss and LAE reserves, beginning of year	$292	$305	$316	$18	$18	$17
Incurred losses and LAE	6	1	4	-	1	2
Calendar year paid losses and LAE	(41)	(14)	(15)	(2)	(1)	(1)
Loss and LAE Reserves, end of year	$257	$292	$305	$16	$18	$18

Net of reinsurance
Loss and LAE reserves, beginning of year	$1	$1	$1	$-	$-	$-
Incurred losses and LAE	-	-	-	-	-	-
Calendar year paid losses and LAE	-	-	-	-	-	-
Loss and LAE Reserves, end of year	$1	$1	$1	$-	$-	$-

The Company estimates the full impact of the asbestos and environmental exposure by establishing case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management’s judgment after reviewing all the available loss, exposure, and other information.

Included in the above table are loss and LAE - IBNR and bulk reserves arising from pre-1986 general liability, product liability, commercial multi-peril and excess liability insurance or reinsurance policies as noted below:

Asbestos	Loss Reserves		LAE Reserves
December 31,	2021	2020	2021	2020
Direct basis:	$241	$233	$20	$26
Assumed reinsurance basis:	81	106	11	12
Net of ceded reinsurance basis:	-	-	-	-

Environmental	Loss Reserves		LAE Reserves
December 31,	2021	2020	2021	2020
Direct basis:	$70	$119	$63	$51
Assumed reinsurance basis:	3	5	3	2
Net of ceded reinsurance basis:	-	-	-	-

B.	Discounting of Liabilities for Unpaid Losses or Unpaid Loss Adjustment Expenses

The Company discounts its workers’ compensation (both tabular and non-tabular) reserves.

The calculation of the Company’s tabular discount is based upon the mortality table used in the 2007 US Decennial Life Table, and applying a 5.0 percent as of December 31, 2021 and 2020. The tabular reserve is capped at 45% of total outstanding reserve discount. Only case basis reserves are subject to tabular discounting. The December 31, 2021 and 2020 liabilities include $577 and $631 of such discounted reserves, respectively.

  32        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

Tabular Reserve Discount

The table below presents the amount of tabular discount applied to the Company’s reserves as of December 31, 2021, 2020 and 2019.

Lines of Business	2021	2020	2019
Workers’ Compensation
Case Reserves	$119	$161	$124

As of December 31, 2021, 2020 and 2019, the tabular case reserve discount is presented net of the ceded discount related to the ADC of $116, $301, and $203, respectively.

Non-Tabular Discount

The Company’s non-tabular workers’ compensation case reserves are discounted using the Company’s own payout pattern and a 5 percent interest rate, as prescribed by NY SAP. The table below presents the amount of non-tabular discount applied to the Company’s reserves as of December 31, 2021, 2020 and 2019.

Lines of Business	2021	2020	2019
Workers’ Compensation
Case Reserves	$165	$116	$133

As of December 31, 2021, 2020 and 2019, the non-tabular case reserve discount is presented net of the ceded discount related to the ADC of $142, $19, and $142, respectively.

  33        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

6.	Related Party Transactions

A.	Combined Pooling Agreement

As described in Note 1, effective January 1, 2021, the Combined Pooling Agreement was amended and restated among the twelve member companies.

The following table shows the changes in assets, liabilities and surplus as a result of the 2021 Repooling Transaction:

Amount
Assets:
Agents’ balances or uncollected premiums	$(151)
Amounts recoverable from reinsurers	(52)
Funds held by or deposited with reinsured companies	(22)
Other insurance assets	(16)

Total Assets	(241)

Liabilities
Unearned premium reserves (net)	(233)
Reinsurance payable on paid losses and loss adjustment expenses	(70)
Reserves for losses and loss adjustment expenses (net)	(789)
Funds held by company under reinsurance treaties	(156)
Ceded reinsurance premiums payable	(40)
Payable to parent, subsidiaries and affiliates	(15)
Other insurance liabilities	(68)

Total Liabilities	$(1,371)

Statements of Operations and Changes in Surplus
Net premiums written	$(233)
Change in unearned premium reserves	233

Premiums earned	-

Other underwriting expenses incurred	(54)

Net income	54

Total change in Surplus	54

Net Impact Corresponding to Consideration Receivable / (Payable)	$(1,076)

Other underwriting expenses incurred represent the net expense allowance impact to the Company pursuant to the Combined Pooling Agreement.

Under the terms of the Combined Pooling Agreement, certain insurance assets and liabilities were transferred gross of admissibility, recoverability allowances, provisions and discount amounts. As a result of the transaction, the Company recorded an increase/(decrease) in its Assets, Liabilities and Surplus related to the following:

Line Description	Change in Surplus	Impact to Net Income
Change in nonadmitted assets	$5	$-
Workers’ compensation discount	(24)	(24)
Other allocations	5	4
Total	$(14)	$(20)

The Company became a thirty two percent participant in the Combined Pool pursuant to the aforementioned amendment to the Combined Pooling Agreement. As a result, the special surplus of $69 on the gain from retroactive reinsurance ceded related to the decreased pool participation percentage reduced aggregate write-ins for special surplus funds with a corresponding increase in Unassigned surplus.

  34        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

B.	Significant Transactions

The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2021, 2020 and 2019 between the Company and affiliated companies in which the value exceeded one-half of one percent of the Company’s admitted assets as of December 31, 2021, 2020 and 2019:

			2021
			Assets Received by the Company		Assets Transferred by the Company
Date of Transaction	Explanation of Transaction	Name of Affiliate	Statement Value	Description	Statement Value	Description
11/22/2021	Purchase of Securities	AG Life	$129	Securities	$129	Cash
11/22/2021	Sale of Securities	AG Life	$510	Cash	$510	Securities

			2020
			Assets Received by the Company		Assets Transferred by the Company
Date of Transaction	Explanation of Transaction	Name of Affiliate	Statement Value	Description	Statement Value	Description
03/25/20	Purchase of securities	National Union	$183	Securities	$183	Cash
06/09/20	Capital Contribution	AIG PC US	245	Cash	-	-
12/29/20	Purchase of securities	National Union	115	Securities	115	Cash
Various	Capital Contribution	AHAC DECO Sub LLC	-	-	302	Securities

			2019
			Assets Received by the Company		Assets Transferred by the Company
Date of Transaction	Explanation of Transaction	Name of Affiliate	Statement Value	Description	Statement Value	Description
01/30/19	Purchase of securities	National Union	$154	Securities	$154	-
02/13/19	Return of Capital	AIG PC US	-	-	486	Securities

Glatfelter Insurance Group Reinsurance Company (“GIG Re”) Novation

On January 1, 2020, GIG Re novated its Munich Re 2019 & prior in-force reinsurance business to National Union accounted for as retroactive reinsurance and reported separately from Reserves for losses and loss adjustment expenses in the Statements of Liabilities, Capital and Surplus. The novation consideration was equal to the total statutory reserves and resulted in no gain or loss on the transaction. Further, GIG RE commuted its National Union business back to National Union. As a result, total reserves transferred to the Combined Pool were $261 of Loss and LAE and $129 of unearned premium of which the Company’s proportionate share was $91 of Loss and LAE and $45 of unearned premium.

The novation was accounted for as retroactive reinsurance in accordance with SSAP 62R.

Lexington Insurance Company (“Lexington”) and American International Reinsurance Company, Ltd. (“AIRCO”) Commutation

During 2020, Lexington and AIRCO entered into a commutation agreement which partially commutes the Casualty Quota Share Reinsurance Contract (“QS Agreement”) which was in effect since January 1, 2010. As a result of the commutation, the companies settled the obligations and liabilities known and unknown of Lexington under the 2016-2019 accident years of the QS Agreement. Any obligations or liabilities of the companies under the 2010-2015 and 2020 Accident Years will continue to be settled under modified QS Agreement.

As a result of the commutation, Lexington transferred reserves back to AIRCO of $397 for Loss and LAE, of which the Company’s proportionate share after pooling was $139 for Loss and LAE.

The partial commutation of the original arrangement was accounted for in accordance with SSAP 62R as prospective reinsurance with the consideration paid reflected as paid losses within Loss and LAE line of the Income Statement.

  35        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

AIG Europe SA (“AESA”) Commutation

Effective November 30, 2020, the 55% All Lines Assumed Quota Share Arrangement (“ALQS”) originally entered into in 2019 between the Combined Pool members and AESA was partially commuted, maintaining the accident year stop-loss arrangement in effect. As a result of the commutation, the Combined Pool members transferred reserves back to AESA of $1,010 for Loss and LAE, and $543 of unearned premium, of which the Company’s proportionate share was $354 for loss and LAE, and $190 of unearned premium.

The partial commutation of the original arrangement was accounted for in accordance with SSAP 62R as prospective reinsurance with the consideration paid reflected as paid losses within Loss and LAE line of the Income Statement.

AIRCO Retrocession

Effective December 31, 2020, the Company, with other members of the Pool, entered into a prospective reinsurance arrangement with AIRCO, whereby members of the Pool retroceded 100 percent of their future reinsurance obligations associated with certain underlying mortgage insurance policies stemming from a previously executed assumed quota-share arrangement. The arrangement is accounted for prospectively, on a funds withheld basis, in accordance with SSAP 62R. As part of the arrangement, a contra mortgage guaranty contingency reserve, in the amount of $525 was recorded by the Pool, of which the Company’s proportionate share was $184 as of December 31, 2020.

Share Repurchase

On January 23, 2019, NY DFS approved American Home’s plan to distribute an amount of up to approximately $504 to its immediate parent, an increase in the par value of its common stock from $17 per share to $20 per share and a decrease in the minimum number of directors from 13 to 7. The distribution via a share repurchase agreement with the per share repurchase price equal to the American Home’s statutory book value per share was calculated as of September 30, 2018.

On February 14, 2019, American Home repurchased 139,000 shares of its issued and outstanding common stock, resulting in a distribution to its immediate parent of $502 and a reduction in its common capital stock and gross paid in and contributed surplus of $2 and $500, respectively. On that same date, American Home filed an amendment to its charter with DFS to increase the par value of the American Home’s common stock from $17 to $20 per share. The increase to the par value resulted in an increase of $5 to the American Home’s common capital stock and a reduction to its gross paid in and contributed surplus of the same amount, post share repurchase.

C.	Amounts Due to or from Related Parties

At December 31, 2021 and 2020, the Company reported the following receivables/payables balances from/to its Ultimate Parent, subsidiaries and affiliates (excluding reinsurance transactions). Intercompany agreements have defined settlement terms and related receivables are reported as nonadmitted if balances due remain outstanding more than ninety days past the due date as specified in the agreement.

As of December 31,	2021	2020

Balances with other member pool companies	$33	$81
Balances with other affiliates	13	13

Receivable from parent, subsidiaries and affiliates	$46	$94

Balances with National Union	$108	$188
Balances with other affiliates	20	8

Payable to parent, subsidiaries and affiliates	$128	$196

Current federal and foreign taxes payable under the Tax Sharing Agreement at December 31, 2021 and 2020 were $18 and $15, respectively.

The Company did not change its methods of establishing terms regarding any transactions with its affiliates during the years ended December 31, 2021 or 2020.

  36        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

D.	Guarantees or Contingencies for Related Parties

The Company has issued guarantees whereby it unconditionally and irrevocably guarantees all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies’ rating status issued by certain rating agencies, as disclosed in Note 10.

E.	Management, Service Contract and Cost Sharing Arrangements

As an affiliated company of AIG, the Company utilizes centralized services from AIG and its affiliates. The Company is allocated a charge for these services, based on the amount of incremental expense associated with operating the Company as a separate legal entity. The amount of expense allocated to the Company each period was determined based on an analysis of services provided to the Company.

The following table summarizes fees incurred related to affiliates that exceeded one-half of one percent of the Company’s admitted assets during 2021, 2020 and 2019:

Affiliates	2021	2020	2019

AIG Claims Inc.	$129	$152	$172
AIG PC Global Services, Inc.*	102	108	124
Total	$231	$260	$296

*AIG PC Global Services, Inc. is below one-half of one percent in 2021 and 2020.

F.	Borrowed Money

The Company (among other affiliates) is a borrower under a Loan Agreement, with AIG, as lender, pursuant to which the Company may borrow funds from AIG from time to time (the “Loan Facility”). The aggregate amount of all loans that may be outstanding under the Loan Facility at a given time is $500. As of December 31, 2021 and 2020, the Company had no outstanding liability pursuant to this Loan Facility.

Significant debt terms and covenants include the following:

•	The Company must preserve and maintain its legal existence while maintaining all rights, privileges and franchises necessary to the normal conduct of its business;

•

The Company must take, or cause to be taken, all other actions reasonably necessary or desirable to preserve and defend the rights of the Lender to payment hereunder, and to assure to the Lender the benefits hereof, and;

•

The Company must not merge with or into or consolidate with any other person, sell, transfer or dispose of all or substantially all of its assets or undergo any change in the control of its voting stock unless (a) such merger or consolidation is with or into a wholly-owned subsidiary of Lender, (b) such sale or transfer is to a wholly-owned subsidiary of the Lender or (c) The Company receives the prior written authorization from the Lender.

There have been no violations of the terms and covenants associated with the debt issuance.

Refer to Note 11 E regarding funds borrowed from FHLB.

7.	Reinsurance

In the ordinary course of business, the Company may use both treaty and facultative reinsurance to minimize its net loss exposure to a) any single catastrophic loss event; b) an accumulation of losses from a number of smaller events; or c) provide greater risk diversification. Based on the terms of the reinsurance contracts, a portion of expected IBNR losses will be recoverable in accordance with terms of the reinsurance protection purchased. This determination is necessarily based on the estimate of IBNR and accordingly, is subject to the same uncertainties as the estimate of IBNR. Ceded amounts related to paid and unpaid losses and loss expenses with respect to these reinsurance agreements are generally substantially collateralized. The Company remains liable to the extent that the reinsurers do not meet their obligation under the reinsurance contracts after any collateral is exhausted, and as such, the financial condition of the reinsurers is regularly evaluated and monitored for concentration of credit risk. In addition, the Company assumes reinsurance from other insurance companies.

  37        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

The following table presents direct, assumed reinsurance and ceded reinsurance written and earned premiums for the years ended December 31, 2021, 2020 and 2019:

Years Ended December 31,	2021		2020		2019
	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$410	$401	$396	$438	$508	$631
Reinsurance premiums assumed:
Affiliates	6,874	6,951	7,816	8,148	8,252	8,162
Non-affiliates	166	178	187	221	105	100
Gross premiums	7,450	7,530	8,399	8,807	8,865	8,893

Reinsurance premiums ceded:
Affiliates	1,277	1,275	1,562	1,702	1,482	1,490
Non-affiliates	2,166	2,145	2,440	2,272	2,181	2,034
Net premiums	$4,007	$4,110	$4,397	$4,833	$5,202	$5,369

As of December 31, 2021 and 2020, and for the years then ended, the Company’s unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

	Unearned Premium Reserves	Paid Losses and LAE	Reserves for Losses and LAE
December 31, 2021:
Affiliates	$637	$64	$6,341
Non-affiliates	838	535	8,011
Total	$1,475	$599	$14,352

December 31, 2020:
Affiliates	$644	$56	$6,951
Non-affiliates	815	557	9,603
Total	$1,459	$613	$16,554

A.	Reinsurance Return Commission

The maximum amount of return commission which would have been due to reinsurers if all of the Company’s reinsurance had been cancelled as of December 31, 2021 and 2020 with the return of the unearned premium reserve is as follows:

	Assumed Reinsurance		Ceded Reinsurance		Net
	Premium Reserve	Commission Equity	Premium Reserve	Commission Equity	Premium Reserve	Commission Equity
December 31, 2021
Affiliates	$3,747	$855	$637	$140	$3,110	$715
All Other	76	17	838	184	(762)	(167)
Total	$3,823	$872	$1,475	$324	$2,348	$548

December 31, 2020
Affiliates	$3,899	$869	$644	$130	$3,255	$739
All Other	89	20	815	165	(726)	(145)

Total	$3,988	$889	$1,459	$295	$2,529	$594

  38        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

B.	Unsecured Reinsurance Recoverable

The aggregate unsecured reinsurance balances (comprising recoverables for paid and unpaid losses and LAE and unearned premium reserves) in excess of three percent of policyholders’ surplus at December 31, 2021 and 2020 with respect to an individual reinsurer, and each of such reinsurer’s related group members having an unsecured aggregate reinsurance balance with the Company, are as follows:

Reinsurer	2021	2020

Affiliates:
Combined Pool*	$6,089	$6,721
Eaglestone	512	577
Other affiliates	291	179
Total affiliates	$6,892	$7,477

Berkshire Hathaway Group	64	96
Swiss Reinsurance Group	411	538
Munich Reinsurance Group	243	250
Hannover Re Group**	192	211
Total Non-affiliates	910	1,095

Total affiliates and non-affiliates	$7,802	$8,572

* Includes intercompany pooling impact of $424 related to Unearned Premium Reserve, $5,514 related to Reserves for Losses and LAE and $9 related to Paid losses and LAE as of and for the year ended December 31, 2021, and $437, $6,143, and $8, respectively, as of and for the year ended December 31, 2020.

**Hannover Re Group was below 3% in 2021.

C.	Reinsurance Recoverable in Dispute

At December 31, 2021 and 2020, the aggregate of all disputed items did not exceed ten percent of capital and surplus and there were no amounts in dispute for any single reinsurer that exceeded five percent of capital and surplus. The total reinsurance recoverable balances in dispute are $24 and $35 as of December 31, 2021 and 2020, respectively.

D.	Retroactive Reinsurance

On January 20, 2017, the Combined Pool entered into an adverse development reinsurance agreement with NICO under which the Combined Pool ceded to NICO eighty percent of its reserve risk above an attachment point on substantially all of its U.S. Commercial long-tail exposures for accident years 2015 and prior. Under this agreement, the Combined Pool ceded to NICO eighty percent of net paid losses on subject business on or after January 1, 2016 in excess of $25,000 of net paid losses, up to an aggregate limit of $25,000. At NICO’s 80 percent share, NICO’s limit of liability under the contract is $20,000. The Combined Pool paid consideration of approximately $10,188 in February 2017, including interest at 4 percent per annum from January 1, 2016 through date of payment. American Home’s share of the consideration paid was $3,566. NICO placed the consideration received into a collateral trust account as security for NICO’s claim payment obligations, and Berkshire Hathaway Inc. has provided a parental guarantee to secure NICO’s obligations under the agreement.

American Home accounted for this transaction as prospective reinsurance, except that the surplus gain associated with the ADC has been reported in a segregated surplus account and does not form a part of the Company’s Unassigned funds.

The total surplus gain recognized by the Combined Pool as of December 31, 2021, 2020 and 2019 was $1,996, $2,287 and $2,176, respectively. American Home’s share of this gain as of December 31, 2021, 2020 and 2019 was $685, $799 and $854, respectively. The surplus gain is presented as segregated surplus and subject to the applicable dividend restrictions. This amount must be restricted in surplus until such time as the actual retroactive reinsurance recovered from NICO exceeds the consideration paid for the cession.

  39        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

E.	Reinsurance Agreements Qualifying for Reinsurer Aggregation

In 2011, the Combined Pool companies entered into a loss portfolio transfer reinsurance agreement with Eaglestone, an affiliate, which provides coverage up to a limit of $5,000 for the Pool’s net asbestos exposures. Effective the same date, Eaglestone retroceded the majority of this exposure to NICO, an unaffiliated company. NICO provides coverage up to a limit of $3,500 for subject business covered under the agreement. NICO administers claims and pursues amounts recoverable from the Combined Pool companies’ reinsurers with respect to paid losses and loss adjustment expenses. To the extent that the prior reinsurers pay, the amounts are collected and retained by NICO. NICO maintains funds in trust for the benefit of Eaglestone under the contract; as of December 31, 2021 and 2020 the amount in trust was $4,908 and $3,743, respectively. The amount of the unexhausted limit under the NICO agreement as of December 31, 2021 and 2020 was $1,103 and $1,164, respectively. The Company has accounted for its cession to Eaglestone as prospective reinsurance.

8.	Income Taxes

U.S. TAX REFORM OVERVIEW

The IRS has continued to issue new guidance in relation to the Tax Cuts and Jobs Act (the Tax Act) enacted in 2017. Guidance has been issued covering provisions for Global Intangible Low-Taxed Income (GILTI) under which taxes are imposed on the excess of a deemed return on tangible assets of certain foreign subsidiaries, foreign tax credits by which the U.S. mitigates double taxation of foreign operations, and other elements of tax law. Changes to this guidance, and other provisions of tax law, are expected in future periods. Such guidance may result in changes to the interpretations and assumptions we made and actions we may take, which may impact amounts recorded with respect to international provisions of the Tax Act, possibly materially. Consistent with accounting guidance, we have made an accounting policy election to treat GILTI taxes as a period tax charge in the period the tax is incurred.

No provision for income tax related to GILTI was recorded as of December 31, 2021.

On March 27, 2020, the U.S. enacted the Coronavirus Aid, Relief, and Economic Security (CARES) Act to mitigate the economic impacts of the COVID-19 crisis. The tax provisions of the CARES Act have not had and are currently not expected to have a material impact on the Company’s U.S. federal tax liabilities.

On November 15, 2021, the U.S. enacted the Infrastructure Investment and Jobs Act to improve infrastructure in the U.S. The tax provisions of the Infrastructure Investment and Jobs Act have not had and are currently not expected to have a material impact on the Company’s U.S. federal tax liabilities.

The components of the Company’s net deferred tax assets/liabilities (“DTA”/“DTL”) as of December 31, 2021 and 2020 are as follows:

	12/31/2021			12/31/2020			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTA	$601	$230	$831	$792	$249	$1,041	$(191)	$(19)	$(210)
Statutory Valuation Allowance	5	-	5	15	17	32	(10)	(17)	(27)
Adjusted Gross DTA	596	230	826	777	232	1,009	(181)	(2)	(183)
Nonadmitted DTA	-	-	-	52	-	52	(52)	-	(52)
Subtotal Admitted DTA	596	230	826	725	232	957	(129)	(2)	(131)
DTL	72	275	347	104	232	336	(32)	43	11
Net Admitted DTA/(DTL)	$524	$(45)	$479	$621	$-	$621	$(97)	$(45)	$(142)

At December 31, 2021, the Company recorded gross deferred tax assets (“DTA”) of $831. A valuation allowance of $5 was established on deferred tax assets related to foreign tax credits, as it is management’s belief that they will not be realized in the foreseeable future. Tax planning strategies had no impact on the determination of the net admitted DTA.

  40        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

The following table shows the summary of the calculation for the net admitted DTA as of December 31, 2021 and 2020:

	12/31/2021			12/31/2020			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Adjusted gross DTAs realizable within 36 months or 15 percent of statutory surplus (the lesser of 1 and 2 below)	479	-	479	621	-	621	(142)	-	(142)
1. Adjusted gross DTAs realizable within 36 months	479	-	479	621	-	621	(142)	-	(142)
2. 15 percent of statutory surplus	NA	NA	1,077	NA	NA	912	NA	NA	165
Adjusted gross DTAs that can be offset against DTLs	117	230	347	104	232	336	13	(2)	11
Total DTA admitted as the result of application of SSAP 101	$596	$230	$826	$725	$232	$957	$(129)	$(2)	$(131)

	2021	2020
Ratio percentage used to determine recovery period and threshold limitation amount	597%	489%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (2) above.	$7,183	$6,073

The following table shows the components of the current income tax expense (benefit) for the periods listed:

For the years ended December 31,	2021	2020	Change
Federal income tax	$(27)	$(22)	$(5)
Foreign income tax	7	8	(1)
Subtotal	(20)	(14)	(6)
Federal income tax on net capital gains	26	22	4
Federal and foreign income taxes incurred	$6	$8	$(2)

The following table shows the components of the DTA split between ordinary and capital DTA as of December 31, 2021 and 2020:

	2021	2020	Change
Ordinary
Discounting of unpaid losses	$111	$120	$(9)
Nonadmitted assets	12	13	(1)
Unearned premium reserve	127	156	(29)
Bad debt expense	8	8	-
Net operating loss carry forward	198	322	(124)
Foreign tax credit carry forward	82	81	1
Investments	22	46	(24)
Intangible Assets	8	11	(3)
Compensation and benefits accrual	12	14	(2)
Other temporary differences	21	21	-
Subtotal	601	792	(191)
Statutory valuation allowance adjustment	5	15	(10)
Nonadmitted	-	52	(52)
Admitted ordinary deferred tax assets	$596	$725	$(129)
Capital
Investments	$214	$231	$(17)
Unrealized capital losses	16	18	(2)
Subtotal	230	249	(19)
Statutory valuation allowance	-	17	(17)
Admitted capital deferred tax assets	230	232	(2)
Admitted deferred tax assets	$826	$957	$(131)

  41        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

The following table shows the components of the DTL split between ordinary and capital DTL as of December 31, 2021 and 2020:

	2021	2020	Change
Ordinary
Investments	$37	$69	$(32)
Tax Act adjustment to discounting of unpaid losses	21	27	(6)
Compensation and benefits accrual	7	7	-
Other temporary differences	5	2	3
Section 481(a) adjustment	2	-	2
Subtotal	72	104	(32)
Capital
Investments	$172	$153	$19
Unrealized capital gains (losses)	102	79	23
Other temporary differences	1	1	-
Subtotal	275	232	43
Deferred tax liabilities	347	336	11
Net deferred tax assets/liabilities	$479	$621	$(142)

The change in net deferred tax assets is comprised of the following:

	2021	2020	Change
Adjusted gross deferred tax assets	$826	$1,010	$(184)
Total deferred tax liabilities	(347)	(337)	(10)
Net deferred tax assets/ (liabilities)	479	673	(194)
Tax effect of unrealized gains (losses)			(25)
Total change in net deferred tax			$(169)

Change in deferred tax - current year			(162)
Change in deferred tax - current year - other surplus items			(7)
Change in deferred tax - current year - total			(169)
Change in deferred tax - prior period correction			-
Total change in deferred tax - current year			$(169)

The following table shows the components of opening surplus adjustments on current and deferred taxes for the year ended December 31, 2021:

	Current	Deferred	Total
SSAP 3 impact:
SSAP 3 - general items	$(2)	$(2)	$(4)
SSAP 3 - statutory valuation allowance	-	2	2
Subtotal SSAP 3	(2)	-	(2)
SSAP 3 - unrealized gain/loss	-	-	-
SSAP 3 - adjusted tax assets and liabilities	(2)	-	(2)
SSAP 3 - nonadmitted impact	-	2	2
Total SSAP 3 impact	$(2)	$2	$-

  42        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

The provision for federal and foreign income taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents a reconciliation of such differences in arriving at total taxes related to the Company for the years ended December 31, 2021, 2020 and 2019:

	2021		2020		2019
Description	Amount	Tax Effect	Amount	Tax Effect	Amount	Tax Effect
Net Income (Loss) Before Federal Income Taxes and Capital Gains Taxes	$949	$199	$325	$68	$628	$132
Book to Tax Adjustments:
Tax Exempt Income, net of proration	(9)	(2)	(11)	(2)	(18)	(4)
Stock Options And Other Compensation	4	1	9	2	10	2
Change in Nonadmitted Assets	2	-	10	2	18	4
Change in Other Surplus items	31	7
Intercompany Dividends	(52)	(11)
Attribute Expiration	-	10
Change in Tax Position	-	(1)	-	-	-	-
Statutory Valuation Allowance	-	(25)	-	(17)	-	19
Return to Provision	-	(4)	-	(1)	-	(2)
Change in contingency reserve	-	-	162	34	(26)	(5)
FTC carryforward expiration	-	-	-	3	-	-
Other	2	1	(20)	(3)	(14)	4
Total Book to Tax Adjustments	(22)	(24)	150	18	(30)	18
Total Income Tax	$927	$175	$475	$86	$598	$150
Federal and Foreign Income Taxes Incurred	-	(20)	-	(13)	-	(35)
Federal Income Tax on Net Capital Gains	-	26	-	22	-	42
Change in Net Deferred Income Taxes	-	169	-	77	-	143
Total Income Tax	$-	$175	$-	$86	$-	$150

Operating loss and tax credit carry-forwards
At December 31, 2021 the Company had net operating loss carry forwards expiring through the year 2038 of:	$943
At December 31, 2021 the Company had foreign tax credits expiring through the year 2031 of:	$82

There were no deposits reported as admitted assets under Section 6603 of the Internal Revenue Service (IRS) Code as of December 31, 2021. The Company does not believe that the liability related to any federal or foreign tax loss contingencies will significantly change within the next 12 months. A reasonable estimate of such change cannot be made at this time.

As of December 31, 2021, there was a $1 liability related to tax return errors and omissions and a $17 liability related to uncertain tax positions.

The U.S. is the only major tax jurisdiction of the Company. The statute of limitations for all tax years prior to 2000 has expired for the consolidated federal income tax return. The Company is currently under examination for the tax years 2007 through 2013 and open to examination through 2020.

The following table lists those companies that form part of the 2021 AIG consolidated federal income tax return:

  43        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

Company	Company	Company	Company	Company
A.I. Credit Corp.	AGC Life Insurance Company	AGL Assignment Company, LLC	AGL Loan Investments Corporation	AGLIC Investments Bermuda Limited
AH SLP 1094 San Lucas, LLC	AH SubGP 1000 Woodwind Lakes, LLC	AH SubGP 1007 Highland Meadow, LLC	AH SubGP 1020 Collingham, LLC	AH SubGP 1045 Montgomery, LLC
AH SubGP 1098 Green Pines, LLC	AH SubGP 1158 Flat Iron, LLC	AH SubGP 1248 North Vista, LLC	AH SubGP 1263 West Virginia, LLC	AH SubGP 1384 Woodglen, LLC
AH SubGP 1433 Magnolia, LLC	AH SubGP 1450 Timber, LLC	AH SubGP 1470 Palmetto, LLC	AH SubGP 1480 Eastmont Senior, LLC	AH SubGP 1535 Hunter’s Run, LLC
AH SubGP 1548 Walnut, LLC	AH SubGP 1551 Spanish Creek, LLC	AH SubGP 1597 Broadmoor, LLC	AH SubGP 1600 Rainer, LLC	AH SubGP 1631 Broadway, LLC
AH SubGP 1694 Sonoma, LLC	AH SubGP 245 Garland, LLC	AH SubGP 479 Sunrise, LLC	AH SubGP 516 Merrilltown, LLC	AH SubGP 641 McKinney Apartments, LLC
AH SubGP 665 Salinas Bay, LLC	AH SubGP 693 Parkland Pointe, LLC	AH SubGP 716 Villas of Mission Bend, LLC	AH SubGP 759 Parker Commons, LLC	AH SubGP 785 Mayfield, LLC
AH SubGP 787 North Knoll, LLC	AH SubGP 835 Whispering, LLC	AH SubGP 842 Huebner, LLC	AH SubGP 911 Mainland, LLC	AH SubGP 929 Collinwood, LLC
AH SubGP 936 Emmaus, LLC	AH SubGP 997 Maxey, LLC	AH SubGP Crestview Duplexes, LLC	AH SubGP GAG Gandolf, LLC	AH SubGP MDL, LLC
AIG Aerospace Adjustment Services, Inc.	AIG Aerospace Insurance Services, Inc.	AIG Asset Management (U.S.), LLC	AIG Asset Management EU CLO, LLC	AIG Assurance Company
AIG BG Holdings LLC	AIG Capital Corporation	AIG Capital Services, Inc.	AIG Claims, Inc.	AIG Commercial Equipment Finance, Inc.
AIG Commercial Real Estate Lending	AIG Credit (Europe) Corporation	AIG Credit Corp.	AIG Direct Insurance Services, Inc.	AIG Employee Services, Inc.
AIG FCOE, Inc.	AIG Federal Savings Bank	AIG Financial Products Corp.	AIG Fund Services, Inc.	AIG Global Asset Management Holdings Corp.
AIG Global Capital Markets Securities, LLC	AIG Global Operations (Ireland) Limited	AIG Global Real Estate Investment Corp.	AIG GLOBAL REAL ESTATE INVESTMENT CORP. [RUSS	AIG Home Protection Company, Inc.
AIG Insurance Management Services, Inc.	AIG International Inc.	AIG Kirkwood, Inc.	AIG Korean Real Estate Development YH	AIG Life Holdings, Inc.
AIG Life of Bermuda, Ltd.	AIG Markets, Inc.	AIG Matched Funding Corp.	AIG MEA Investments and Services, LLC	AIG Mortgage Capital, LLC
AIG North America, Inc.	AIG Partnership Holdings Corp.	AIG PC Global Services Inc.	AIG PC Global Services, Inc. United Kingdom	AIG Procurement Services, Inc.
AIG Property Casualty Company	AIG Property Casualty Europe Financing Ltd.	AIG Property Casualty International, LLC	AIG Property Casualty U.S., Inc.	AIG Property Casualty, Inc.
AIG Realty, Inc.	AIG Securities Lending Corp.	AIG Shared Services	AIG Shared Services Corporation	AIG Shared Services Corporation - Management
AIG Shared Services Corporation (Philippines)	AIG Specialty Insurance Company	AIG Spring Ridge I, Inc.	AIG Technologies, Inc.	AIG Technologies, Inc. (U.K. branch)
AIG Travel Assist, Inc.	AIG Travel, Inc.	AIG UNITED GUARANTY AGENZIA DI ASSICURAZIONE	AIG Warranty Services of Florida, Inc.	AIG WarrantyGuard, Inc.
AIG.COM, Inc.	AIG-FP Capital Preservation Corp.	AIG-FP Matched Funding Corp.	AIG-FP Pinestead Holdings Corp.	AIGGRE DC Ballpark Investor, LLC
AIGGRE Europe Real Estate Fund I	AIGGRE Europe Real Estate Fund I GP S.a r.l.	AIGGRE Europe Real Estate Fund II GP S.a.r.l	AIGGRE Market Street II LLC	AIGGRE U.S. LT Apartments Investor Lexington
AIGGRE U.S. Real Estate Fund I	AIGGRE U.S. Real Estate Fund II	AIGGRE U.S. Real Estate Fund II GP, LLC	AIGGRE U.S. Real Estate Fund III	AIGGRE U.S. Real Estate Fund IV Lexington
AIGGRE U.S. Real Estate Fund IV Sidecar	AIGGRE VISTA, LLC	AIGT Inc. Hong Kong Branch	AIU Insurance Company	Akita, Inc.

  44        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

Company	Company	Company	Company	Company
Alabaster Capital LLC	AlphaCat Capital Inc.	AM Holdings LLC	American Athletic Club, Inc.	American General Annuity Service Corporation
American General Assignment	American General Assignment Corporation	American General Insurance Agency, Inc.	American General Life Ins. Co. Non-Insulated	American General Life Insurance Co. - Insulat
American General Life Insurance Company	American General Life Services Company, LLC	American General Realty	American Home Assurance Company	American International Facilities Management
American International Group, Inc.	American International Realty Corporation	American International Reinsurance	Arthur J. Glatfelter Agency, Inc.	Blackboard Customer Care Insurance Services
Blackboard Insurance Company	Blackboard Services, LLC	Blackboard Specialty Insurance Company	Blackboard U.S. Holdings, Inc.	CAP Investor 1, LLC
CAP Investor 10, LLC	CAP Investor 14, LLC	CAP Investor 2, LLC	CAP Investor 4, LLC	CAP Investor 5, LLC
CAP Investor 8, LLC	Charleston Bay SAHP Corp.	Commerce and Industry Insurance Company	Connective Mortgage Advisory Company	Crop Risk Services, Inc.
Crossings SAHP Corp.	Design Professionals Association	DIL/SAHP Corp.	DSA P&C Solutions, Inc.	Eaglestone Reinsurance Company
Eastgreen, Inc.	First Principles Capital Management, LLC	Forest SAHP Corp.	Fortitude Life & Annuity Solutions, Inc.	GIG of Missouri, Inc.
GIG Reinsurance Company, Ltd.	Glatfelter Claims Management, Inc.	Glatfelter Properties, LLC	Glatfelter Underwriting Services, Inc.	Global Loss Prevention, Inc.
Global Loss Prevention, Inc. [Canada]	Grand Savannah SAHP Corp.	Granite State Insurance Company	Health Direct, Inc.	Illinois National Insurance Co.
Integrated Manufacturing Companies, Inc.	Knickerbocker Corporation	LBMA Equipment Services, Inc.	Lexington Insurance Company	Lexington Specialty Insurance Agency, Inc.
Lilac Heights LLC	Livetravel, Inc.	LSTREET I, LLC	LSTREET II, LLC	MG Reinsurance Limited
MIP Mezzanine, LLC	MIP PE Holdings, LLC	Morefar Marketing, Inc.	Mt. Mansfield Company, Inc.	National Union Fire Insurance
National Union Fire Insurance Company	New Hampshire Insurance Company	PCG 2019 Corporate Member Limited	Pearce & Pearce, Inc.	Pine Street Real Estate Holdings Corp.
Prairie SAHP Corp.	Rialto Melbourne Investor LLC	Risk Specialists Companies	SA Affordable Housing, LLC	SA SubGP 1000 Woodwind Lakes, LLC
SAAHP GP Corp.	SAFG Capital LLC	SAFG Markets, LLC	SAFG Retirement Services, Inc.	SAFG Technologies, LLC
SAHP GA III - SC LLC	Sandstone (2016) Ltd.	SCSP Corp.	Service Net Solutions of Florida, LLC	Service Net Warranty, LLC
SLP Housing GPDNAC, LLC	SNW Insurance Agency, LLC	Spruce Peak Realty, LLC	Stowe Mountain Holdings, Inc.	Stratford Insurance Company
SubGen NT, Inc.	SunAmerica Affordable Housing Partners, Inc.	SunAmerica Asset Management, LLC	SunAmerica Fund Assets 104, LLC	SunAmerica Fund Assets 110, LLC
SunAmerica Fund Assets 112, LLC	SunAmerica Fund Assets 119, LLC	SunAmerica Fund Assets 150, LLC	SunAmerica Fund Assets 163, LLC	SunAmerica Fund Assets 83, LLC
SunAmerica Fund Assets, LLC	SunAmerica Life Reinsurance Company	SunAmerica Retirement Markets, Inc.	Susquehanna Agents Alliance, LLC	The Glatfelter Agency, Inc.
The Insurance Company of the	The United State Life Insurance Company	The United States Life Insurance	The United States Life Insurance Company	The Variable Annuity Life - Insulated
The Variable Annuity Life - Non-Insulated	The Variable Annuity Life Insurance Company	Travel Guard Americas LLC Sucursal Mexico	Travel Guard Americas, LLC	Travel Guard Americas, LLC [Argentina]
Travel Guard Group, Inc.	Tudor Insurance Company	U G Corporation	VALIC Financial Advisors, Inc.	VALIC Retirement Services Company
Validus America, Inc.	Validus Re Americas (New Jersey), Inc.	Validus Reaseguros, Inc.	Validus Services, Inc.	Validus Specialty Underwriting Services, Inc.
Validus Specialty, LLC	Volunteer Firemen’s Insurance Services, Inc.	Western World Insurance Company

  45        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

9.	Capital and Surplus and Dividend Restrictions

A.	Dividend Restrictions

Under New York law, the Company may pay dividends only from Unassigned surplus determined on a statutory basis.

New York domiciled companies are restricted (on the basis of the lower of 10 percent of statutory earned surplus as defined in NY Insurance Law section 4105, adjusted for special surplus items, as of the last statement on file with the Superintendent, or 100 percent of adjusted net investment income for the preceding thirty-six month period ended as of the last statement on file with the Superintendent) as to the amount of ordinary dividends they may declare or pay in any twelve-month period without the prior approval of the NY DFS. The maximum dividend amount the Company can pay in 2022, as of December 31, 2021 is $0.

Other than the limitations above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to the stockholders.

The Company did not pay any dividends in 2021 and 2020.

B.	Capital & Surplus

Changes in balances of special surplus funds are due to adjustments in the amounts of reserves transferred under retroactive reinsurance agreements and when cash recoveries exceed the consideration paid.

The portion of Unassigned surplus at December 31, 2021 and 2020 represented or reduced by each item below is as follows:

Years Ended December 31,	2021	As Adjusted* 2020	2020
Unrealized gains and losses (net of taxes)	$334	$282	$312
Nonadmitted asset values	(58)	(110)	(112)
Provision for reinsurance	(24)	(25)	(25)
* As Adjusted includes SSAP 3 prior year adjustments

The Company exceeded minimum RBC requirements at both December 31, 2021 and 2020.

10.	Contingencies

A.	Legal Proceedings

In the normal course of business, AIG and its subsidiaries are, like others in the insurance and financial services industries in general, subject to regulatory and government investigations and actions, and litigation and other forms of dispute resolution in a large number of proceedings pending in various domestic and foreign jurisdictions. Certain of these matters involve potentially significant risk of loss due to potential for significant jury awards and settlements, punitive damages or other penalties. Many of these matters are also highly complex and seek recovery on behalf of a class or similarly large number of plaintiffs. It is therefore inherently difficult to predict the size or scope of potential future losses arising from these matters. In AIG’s insurance and reinsurance operations, litigation and arbitration concerning the scope of coverage under insurance and reinsurance contracts, and litigation and arbitration in which its subsidiaries defend or indemnify their insureds under insurance contracts, are generally considered in the establishment of loss reserves. Separate and apart from the foregoing matters involving insurance and reinsurance coverage, AIG, its subsidiaries and their respective officers and directors are subject to a variety of additional types of legal proceedings brought by holders of AIG securities, customers, employees and others, alleging, among other things, breach of contractual or fiduciary duties, bad faith and violations of federal and state statutes and regulations. With respect to these other categories of matters not arising out of claims for insurance or reinsurance coverage, the Company establishes reserves for loss contingencies when it is probable that a loss will be incurred and the amount of the loss can be reasonably estimated. In many instances, the Company is unable to determine whether a loss is probable or to reasonably estimate the amount of such a loss and, therefore, the potential future losses arising from legal proceedings may exceed the amount of liabilities that has been recorded in its financial statements covering these matters. While such potential future charges could be material, based on information currently known to management, management does not believe, other than may be discussed below, that any such charges are likely to have a material adverse effect on the Company’s financial position or results of operation.

  46        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

Additionally, from time to time, various regulatory and governmental agencies review the transactions and practices of AIG and its subsidiaries in connection with industry-wide and other inquiries into, among other matters, the business practices of current and former operating insurance subsidiaries. The Company has cooperated, and will continue to cooperate, in producing documents and other information in response to such requests.

B.	Leases

Lease expenses are allocated to the Company based upon the percentage of space occupied with the final share of cost based upon its percentage participation in the Combined Pool.

C.	Other Commitments

As part of its hedge fund, private equity and real estate equity portfolio investments, as of December 31, 2021, the Company may be called upon for additional capital investments of up to $796.

At December 31, 2021 the Company had $194 of outstanding commitments related to various funding obligations associated with investments in commercial and residential mortgage loans.

D.	Guarantees

The Company had issued guarantees whereby it unconditionally and irrevocably guaranteed all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies’ rating status issued by certain rating agencies. The Company would be required to perform under the guarantee in the event that a guaranteed entity failed to make payments due under policies of insurance issued during the period of the guarantee. The Company has not been required to perform under any of the guarantees. The Company remains contingently liable for all policyholder obligations associated with insurance policies issued by the guaranteed entity during the period in which the guarantee was in force.

Each guaranteed entity has reported invested assets in excess of their direct (prior to reinsurance) policyholder liabilities. Additionally, the Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the Company’s place and stead. Furthermore, for any former affiliate that has been sold, the purchaser has provided the Company with hold harmless agreements relative to the guarantee of the divested affiliate. Accordingly, management believes that the likelihood of payment under any of the guarantees is remote.

The following schedule sets forth the effective and termination dates (agreements with guarantees in run off), of each guarantee, the amount of direct policyholder obligations guaranteed, the invested assets and policyholder surplus for each guaranteed entity as of December 31, 2021:

  47        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

Guaranteed Company			Date Issued	Date Terminated	Policyholder Obligations @ 12/31/2021	Invested Assets @ 12/31/2021	Estimated Loss @ 12/31/2021	Policyholders’ Surplus 12/31/2021
21st Century Advantage Insurance Company (f/k/a AIG Advantage Insurance Company)			12/15/1997	8/31/2009	$-	$22	$-	$22
21st Century North America Insurance Company (f/k/a American International Insurance Company)			11/5/1997	8/31/2009	14	607	-	614
21st Century Pinnacle Insurance Company (f/k/a American International Insurance Company of New Jersey)			12/15/1997	8/31/2009	-	19	-	20
AIG Edison Life Insurance Company (f/k/a GE Edison Life Insurance Company)			8/29/2003	3/31/2011	6,784	84,946	-	2,135
American General Life and Accident Insurance Company	*		3/3/2003	9/30/2010	1,488	212,515	-	8,532
American General Life Insurance Company	*		3/3/2003	12/29/2006	6,892	212,515	-	8,532
American International Assurance Company (Australia) Limited	*	*	11/1/2002	10/31/2010	443	1,799	-	574
Chartis Europe, S.A. (f/k/a AIG Europe, S.A.)	*		9/15/1998	12/31/2012	5,817	7,998	-	2,242
AIG Seguros Mexico, S.A. de C.V. (f/k/a AIG Mexico Seguros Interamericana, S.A. de C.V.)	*		12/15/1997	3/31/2015	83	160	-	84
Chartis UK (f/k/a Landmark Insurance Company, Limited (UK))	*		3/2/1998	11/30/2007	134	6,211	-	2,519
Farmers Insurance Hawaii (f/k/a AIG Hawaii Insurance Company, Inc.)			11/5/1997	8/31/2009	-	22	-	26
Lloyd’s Syndicate (1414) Ascot (Ascot Underwriting Holdings Ltd.)			1/20/2005	10/31/2007	5	1,064	-	75
SunAmerica Annuity and Life Assurance Company (Anchor National Life Insurance Company)	*		1/4/1999	12/29/2006	691	212,515	-	8,532
SunAmerica Life Insurance Company	*		1/4/1999	12/29/2006	1,824	212,515	-	8,532
The United States Life Insurance Company in the City of New York	*		3/3/2003	4/30/2010	3,049	31,533	-	2,020
The Variable Annuity Life Insurance Company	*		3/3/2003	12/29/2006	4,210	94,434	-	3,258
Total					$31,434	$1,078,875	$-	$47,717

* Current affiliates

**AIA was formerly as subsidiary of AIG, Inc. In previous years AIA provided the direct policyholder obligations as of each year end. However, starting in 2014 AIA declined to provide financial information related to these guarantees. The financial information reflects amounts as of December 31, 2012, at which time the guaranteed entities had invested assets in excess of direct policyholder obligations and were in a positive surplus position. Such amounts continue to remain the Company’s best estimate given available financial information. The guaranteed policyholder obligations will decline as the policies expire.

  48        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

E.	Joint and Several Liabilities

AIUI and the Company are jointly and severally obligated to the policyholders of their Japan branches, in connection with transfers of the business of those Japan branches to Japan-domiciled affiliates in 2013 and 2014, respectively. Under the terms of the transfer agreement, the Japan affiliates have agreed to be responsible for 100% of the obligations associated with such policies, and management expects such companies to satisfy their obligation. The Company carries no reserves with respect to such liabilities. The Japanese affiliates carried $11 and $14 of loss reserves in respect of such policies as of December 31, 2021 and 2020, respectively. As of December 31, 2021, if the Japan affiliates were to fail to satisfy their obligations, the Company’s share of the aggregate exposure under the pooling agreement is $7.

Each Pool member is also jointly and severally obligated to the other Pool members, in proportion to their pool share, in the event any other Pool member fails.

11.	Other Significant Matters

A.	Other Assets

As of December 31, 2021 and 2020, other admitted assets as reported in the accompanying Statements of Admitted Assets were comprised of the following balances:

Other admitted assets	2021	2020
Deposit accounting assets	9	11
Equities in underwriting pools and associations	11	36
Guaranty funds receivable on deposit	1	2
Loss funds on deposit	69	68
Other assets	38	81
Total other admitted assets	$128	$198

B.	Other Liabilities

As of December 31, 2021 and 2020, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

Other liabilities	2021	2020
Assumed Mortgage Guaranty Contingency Reserve	$179	$184
Ceded Mortgage Guaranty Contingency Reserve	(179)	(184)
Escrow Deposit Liability	132	138
Other accrued liabilities	114	114
Retroactive reinsurance reserves - assumed	74	99
Retroactive reinsurance reserves - ceded	(23)	(26)
Deferred commission earnings	57	57
Escrow funds (NICO)	28	22
Accrued retrospective premiums	12	13
Servicing carrier liability	10	11
Remittances and items not allocated	6	4
Paid loss clearing contra liability (loss reserve offset for paid claims)	(10)	(22)
Total other liabilities	$400	$410

C.	Other (Expense) Income

For the years ended December 31, 2021, 2020 and 2019, other (expense) income as reported in the accompanying Statements of Operations and Changes in Capital and Surplus were comprised of the following balances:

Other (expense) income	2021	2020	2019
Fee income on deposit programs	$3	$-	$2
Interest expense on reinsurance program	(79)	(79)	(111)
Other (expense) income	2	(34)	13
Total other (expense) income	$(74)	$(113)	$(96)

  49        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.

American Home Assurance Company

Statutory Basis Financial Statements

(Dollars in Millions)

D.	Non-Cash items

For the years ended December 31, 2021, 2020 and 2019, the amounts reported in the Statements of Cash Flow are net of the following non-cash items:

Non-cash transactions	2021	2020	2019
Capital contribution from parent:
Return of Capital	$-	$-	$(486)
AESA Commutation:
Premiums collected	-	(81)	-
Benefit and loss related payments	215	20	-
Commissions	-	60	-
Funds Held:
Premiums collected	(18)	(22)	(36)
Benefit and loss related payments	44	87	195
Interest	(80)	(74)	(107)
Commission and other expense paid	15	19	52
Funds held	(39)	10	104
Securities received/transferred:
Securities received	521	809	875
Securities transferred	(666)	(1,230)	(1,267)
2021 Repooling Transaction:
Premiums collected	121	-	-
Miscellaneous income	(28)	-	-
Benefit and loss related payments	717	-	-
Commission and other expense paid	46	-	-
Net deposits	(1)	-	-
Other receipts	163	-	-
Securities transferred	(1,018)	-	-

E.	Federal Home Loan Bank (“FHLB”) Agreements

The Company is a member of the FHLB of New York. Such membership requires ownership of stock in the FHLB. The Company owned an aggregate of $9 and $7 of stock in the FHLB at December 31, 2021 and 2020, respectively.

Through its membership, the Company has conducted business activity (borrowings) with the FHLB. The Company utilizes the FHLB facility to supplement liquidity or for other uses deemed appropriate by management. The outstanding borrowings are being used primarily for interest rate risk management purposes in connection with certain reinsurance arrangements, and the balances are expected to decline as underlying premiums are collected. The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. The FHLB applies a haircut to collateral pledged to determine the amount of borrowing capacity it will provide to its member. As of December 31, 2021, the Company had an actual borrowing capacity of $774 based on qualified pledged collateral. At December 31, 2021, the Company had borrowings of $0 from the FHLB.

F.	Insurance-Linked Securities

As of December 31, 2021 and 2020, the Company was not a ceding insurer in catastrophe bond reinsurance transactions in force.

12.	Subsequent Events

Subsequent events have been considered through April 25, 2022 for these Financial Statements issued on April 25, 2022.

Type I – Recognized Subsequent Events:

None.

Type II – Nonrecognized Subsequent Events:

Russia/Ukraine Conflict

The Russia/Ukraine conflict began in February 2022. The conflict has and may continue to have a significant impact on the global macroeconomic and geopolitical environments, including increased volatility in capital and commodity markets, rapid changes to regulatory conditions around the globe including the use of sanctions, operational challenges for multinational corporations, inflationary pressures and an increased risk of cybersecurity incidents.

The conflict is evolving and has the potential to adversely affect the Company’s business and results of operations from an investment, underwriting and operational perspective. While the Company believes it has taken appropriate action to minimize related risk, it continues to monitor potential exposure and operational impacts, as well as any actual and potential claims activity. The ultimate impact will depend on future developments that are uncertain and cannot be predicted, including scope, severity and duration, the governmental, legislative and regulatory actions taken (including the application of sanctions), and court decisions, if any, rendered in response to those actions.

  50        NOTES TO FINANCIAL STATEMENTS - As of December 31, 2021 and 2020 and for years ended December 31, 2021, 2020 and 2019.